UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2020 through August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2020 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	1

FUNDS COMMENTARY

October 27, 2020

Dear Shareholders,

The emergence of COVID-19 caused the deepest downturn in economic activity since World War II. The rapid spread of the COVID-19 virus led to a collapse in the economy that fed back into financial markets. Money market flows were shaped by investors’ need to preserve and build liquidity buffers. At the height of financial market uncertainty in early March, demand for liquidity strained short-term credit markets and spread into broader financial markets.

“Throughout this turbulent year, JPMorgan Global Liquidity has responded to unprecedented conditions by drawing on JPMorgan’s global resources and expertise to seek to deliver effective short-term fixed income strategies.”
— John T. Donohue

U.S. government money market funds served as the liquidity vehicle of choice for our Funds’ investors. Industry wide, hundreds of billions of dollars were allocated into these funds as investors of all types were seeking liquidity and government money market funds’ assets under management increased by $834 billion in March 2020. Conversely, prime money market funds experienced $139 billion in outflows during the month. If one were to assume that all prime money market outflows were inflows into government money market funds, an additional $695 billion had also flowed into government money market funds from other sources.

In response to the severe sell-off in financial markets in February and March 2020, the U.S. Federal Reserve (the “Fed”) introduced an array of facilities designed to restore liquidity and maintain the flow of credit to the public and private sectors, in addition to cutting interest rates. Primarily targeting the short-term markets, the Fed launched the Commercial

Paper Funding Facility and the Money Market Mutual Fund Liquidity Facility (MMLF). MMLF assets reached a high of $53 billion on April 8, 2020 and have since declined sharply. The Fed’s strong actions telegraphed to the financial market a willingness to take the necessary steps to ensure liquidity and the flow of credit to the financial markets.

Following the Fed’s actions, the return of investor confidence was evident as a rotation of assets from government money market funds and other sources found their way back to prime money market funds. Flows into prime money market funds were swift, with prime sector total assets under management rising above pre-pandemic levels. Additionally, as interest rates continued to drift lower, the yield spread between prime money market funds and government money market funds became a larger consideration for investors.

There remains great uncertainty regarding the path of the U.S. economy and financial markets given that efforts to contain COVID-19 have had mixed results, coupled with lack of a readily available and effective vaccine. Throughout this turbulent year, JPMorgan Global Liquidity has responded to unprecedented conditions by drawing on JPMorgan’s global resources and expertise to seek to deliver effective short-term fixed income strategies.

On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Academy, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2020	$87.5 Billion
Weighted Average Maturity^	54 calendar days
Weighted Average Life^^	81 calendar days

MATURITY SCHEDULE*^
1 calendar day	32.6%
2–7 calendar days	5.1
8–30 calendar days	12.9
31–60 calendar days	16.5
61–90 calendar days	13.9
91–180 calendar days	12.1
181+ calendar days	6.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Academy Shares	0.20
Agency Shares	0.12
Capital Shares	0.20
IM Shares	0.24
Institutional Class Shares	0.17
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (4.93)%, 0.18%, 0.09%, 0.19%, 0.24%, 0.14%, (0.13)%, (0.06)% and (2.57)% for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2020	$1.8 Billion
Weighted Average Maturity^	31 calendar days
Weighted Average Life^^	34 calendar days

MATURITY SCHEDULE*^
1 calendar day	32.8%
2–7 calendar days	0.1
8–30 calendar days	50.8
31–60 calendar days	2.3
61–90 calendar days	2.1
91–180 calendar days	6.1
181+ calendar days	5.8

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Capital Shares	0.02
IM Shares	0.05
Institutional Class Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.01)%, 0.05% and (0.06)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Securities Lending Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2020	$3.7 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	79 calendar days

MATURITY SCHEDULE*^
1 calendar day	45.0%
2–7 calendar days	0.3
8–30 calendar days	12.5
31–60 calendar days	15.6
61–90 calendar days	14.5
91–180 calendar days	8.9
181+ calendar days	3.2

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency SL Shares	0.32%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 0.24% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$12.5 Billion
Weighted Average Maturity^^	54 calendar days
Weighted Average Life^^^	85 calendar days

MATURITY SCHEDULE*^^
1 calendar day	31.7%
2–7 calendar days	6.3
8–30 calendar days	11.6
31–60 calendar days	15.1
61–90 calendar days	14.2
91–180 calendar days	15.0
181+ calendar days	6.1

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Agency Shares	0.14
Capital Shares	0.21
Institutional Class Shares	0.19
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.75)%, 0.11%, 0.21%, 0.16%, (0.28)%, (0.21)%, (0.05)% and (1.00)% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2020	$180.9 Billion
Weighted Average Maturity^	32 calendar days
Weighted Average Life^^	101 calendar days

MATURITY SCHEDULE*^
1 calendar day	35.0%
2–7 calendar days	6.4
8–30 calendar days	23.0
31–60 calendar days	13.2
61–90 calendar days	13.1
91–180 calendar days	7.0
181+ calendar days	2.3

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
E*Trade Shares	0.01
IM Shares	0.08
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.03%, (0.07)%, 0.02%, (0.82)%, 0.08%, (0.02)%, (0.27)%, (0.37)%, (0.22)%, (0.49)% and (0.81)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$37.0 Billion
Weighted Average Maturity^	28 calendar days
Weighted Average Life^^	58 calendar days

MATURITY SCHEDULE*^
1 calendar day	45.2%
2–7 calendar days	1.3
8–30 calendar days	24.6
31–60 calendar days	5.9
61–90 calendar days	13.1
91–180 calendar days	9.0
181+ calendar days	0.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Agency Shares	0.01
Capital Shares	0.06
IM Shares	0.11
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020 .
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.89)%, (0.04)%, 0.05%, 0.11%, 0.00%, (0.24)%, (0.34)%, (0.19)% and (0.63)% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of August 31, 2020	$3.2 Billion
Weighted Average Maturity^	38 calendar days
Weighted Average Life^^	88 calendar days

MATURITY SCHEDULE*^
1 calendar day	30.1%
8–30 calendar days	22.9
31–60 calendar days	9.5
61–90 calendar days	34.4
91–180 calendar days	3.1

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.08)%, (0.03)%, (0.41)% and (0.23)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$111.6 Billion
Weighted Average Maturity^	54 calendar days
Weighted Average Life^^	96 calendar days

MATURITY SCHEDULE*^
1 calendar day	15.7%
2–7 calendar days	0.6
8–30 calendar days	16.1
31–60 calendar days	12.9
61–90 calendar days	38.2
91–180 calendar days	16.5

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Capital Shares	0.04
IM Shares	0.07
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, 0.03%, 0.07%, (0.03)%, (0.37)%, (0.22)% and (0.47)% for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$10.7 Billion
Weighted Average Maturity^	41 calendar days
Weighted Average Life^^	41 calendar days

MATURITY SCHEDULE**^
1 calendar day	17.1%
8–30 calendar days	63.1
31–60 calendar days	4.0
61–90 calendar days	0.9
91–180 calendar days	5.9
181+ calendar days	9.0

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, (0.02)%, (0.37)%, (0.22)% and (0.47)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of August 31, 2020	$1.2 Billion
Weighted Average Maturity^^	38 calendar days
Weighted Average Life^^^	38 calendar days

MATURITY SCHEDULE**^^
1 calendar day	21.4%
2–7 calendar days	2.8
8–30 calendar days	58.2
31–60 calendar days	2.7
61–90 calendar days	1.5
91–180 calendar days	5.5
181+ calendar days	7.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.05%
Institutional Class Shares	0.10
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.01%, 0.06%, (0.29)%, (0.14)% and (0.73)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2020	$412.0 Million
Weighted Average Maturity^^	47 calendar days
Weighted Average Life^^^	47 calendar days

MATURITY SCHEDULE**^^
1 calendar day	11.4%
2–7 calendar days	9.3
8–30 calendar days	49.7
31–60 calendar days	9.7
61–90 calendar days	4.1
91–180 calendar days	3.8
181+ calendar days	12.0

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.12)%, (0.06)%, (0.41)%, (0.27)% and (0.86)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2020	$1.2 Billion
Weighted Average Maturity^^	40 calendar days
Weighted Average Life^^^	40 calendar days

MATURITY SCHEDULE**^^
1 calendar day	12.1%
2–7 calendar days	0.1
8–30 calendar days	73.5
31–60 calendar days	2.1
61–90 calendar days	0.2
91–180 calendar days	0.4
181+ calendar days	11.6

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.04
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.06)%, (0.01)%, (0.39)%, (0.21)%, (0.46)% and (0.81)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 29.8%

Bank of Montreal, 0.11%, dated 8/31/2020, due 9/7/2020, repurchase price $400,009, collateralized by FHLMC, 0.46% - 6.50%, due 5/15/2025 - 10/25/2049, FNMA, 0.43% - 6.00%, due 8/25/2024 - 9/25/2049 and GNMA, 1.50% - 4.00%, due 6/16/2028 - 1/20/2070, with a value of $412,079.	400,000	400,000

Barclays Capital, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $400,138, collateralized by Collateralized Mortgage Obligations, 0.00% - 29.08%, due 10/25/2021 - 11/17/2062, FHLMC, 2.53% - 11.93%, due 10/25/2029 - 8/25/2056 and FNMA Connecticut Avenue Securities, 3.43% - 9.43%, due 10/25/2029 - 10/25/2049, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 0.41%, dated 8/31/2020, due 10/5/2020, repurchase price $180,071, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.05%, due 5/15/2028 - 3/25/2061, FHLMC, 1.83% - 5.28%, due 7/25/2030 - 6/27/2050 and FNMA Connecticut Avenue Securities, 2.18% - 4.33%, due 9/25/2029 - 1/25/2040, with a value of $194,400.	180,000	180,000

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $110,001, collateralized by Asset-Backed Securities, 0.00% - 4.34%, due 2/15/2022 - 8/15/2068, Collateralized Mortgage Obligations, 0.81% - 3.06%, due 7/25/2035 - 10/13/2048, Corporate Notes and Bonds, 0.91% - 9.38%, due 1/25/2021 - 2/1/2055, FHLMC, 2.54%, due 7/25/2026, FNMA, 6.30%, due 10/17/2038 and Sovereign Government Securities, 0.30% - 2.50%, due 10/16/2020 - 7/29/2025, with a value of $116,439.	110,000	110,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $275,002, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 8/10/2022 - 1/25/2043, Collateralized Mortgage Obligations, 0.51% - 2.38%, due 7/25/2035 - 1/15/2049, Corporate Notes and Bonds, 0.44% - 9.81%, due 9/21/2020 - 12/31/2099, FHLMC, 1.50% - 5.33%, due 11/1/2030 - 8/1/2050, FNMA, 0.30% - 6.30%, due 3/1/2021 - 2/1/2048, GNMA, 2.50% - 4.50%, due 2/15/2022 - 8/20/2050 and Sovereign Government Securities, 0.30% - 0.38%, due 10/16/2020 - 7/29/2025 with a value of $289,748.	275,000	275,000

BMO Capital Markets Corp., 0.23%, dated 8/31/2020, due 9/7/2020, repurchase price $105,005, collateralized by Asset-Backed Securities, 0.00% - 4.23%, due 9/15/2022 - 1/25/2043, Collateralized Mortgage Obligations, 0.93% - 1.90%, due 8/12/2042 - 4/12/2049 and Corporate Notes and Bonds, 3.35%, due 10/22/2022, with a value of $110,315.	105,000	105,000

BMO Capital Markets Corp., 0.33%, dated 8/31/2020, due 9/7/2020, repurchase price $20,001, collateralized by Asset-Backed Securities, 0.00% - 3.68%, due 8/10/2022 - 2/18/2042, Collateralized Mortgage Obligations, 0.11% - 4.01%, due 6/10/2038 - 3/17/2048, Corporate Notes and Bonds, 2.20% - 6.25%, due 11/22/2020 - 3/25/2040 and FHLMC, 2.00% - 2.50%, due 8/1/2050 - 9/1/2050 with a value of $21,597.	20,000	20,000

BMO Capital Markets Corp., 0.33%, dated 8/31/2020, due 9/8/2020, repurchase price $25,002, collateralized by Asset-Backed Securities, 0.00% - 8.10%, due 2/15/2022 - 1/25/2057, Collateralized Mortgage Obligations, 0.37% - 7.39%, due 11/25/2032 - 11/25/2058, Corporate Notes and Bonds, 0.91% - 6.88%, due 3/22/2022 - 1/1/2099, FHLMC, 2.00% - 2.50%, due 8/1/2040 - 9/1/2050, FNMA, 1.21% - 4.00%, due 8/1/2030 - 8/1/2050, GNMA, 2.27% - 5.50%, due 2/20/2049 - 8/20/2062 and Sovereign Government Securities, 0.38%, due 7/29/2025 with a value of $26,578.	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.26%, dated 8/31/2020, due 9/1/2020, repurchase price $205,001, collateralized by Asset-Backed Securities, 0.56% - 5.72%, due 3/15/2027 - 6/20/2047, Collateralized Mortgage Obligations, 0.71% - 5.30%, due 11/26/2029 - 1/25/2066, Corporate Notes and Bonds, 0.00% - 7.00%, due 11/15/2022 - 4/6/2050 and U.S. Treasury Securities, 0.00% - 2.13%, due 9/1/2020 - 11/30/2024 with a value of $218,658.	205,000	205,000

Bofa Securities, Inc., 0.18%, dated 8/31/2020, due 9/1/2020, repurchase price $200,001, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 0.00% - 10.88%, due 10/30/2020 - 11/1/2102, with a value of $216,000.	200,000	200,000

Bofa Securities, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $250,088, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 5.15% - 10.00%, due 8/1/2042 - 1/1/2099, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/5/2020, repurchase price $200,095, collateralized by Asset-Backed Securities, 0.46% - 4.50%, due 7/20/2027 - 10/15/2048 and Collateralized Mortgage Obligations, 1.56% - 4.98%, due 7/12/2030 - 4/17/2063, with a value of $214,649.	200,000	200,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/20/2020, repurchase price $342,033, collateralized by Corporate Notes and Bonds, 0.00% - 13.00%, due 1/15/2021 - 12/31/2099, with a value of $369,144.	341,800	341,800

Credit Suisse Securities USA LLC, 0.29%, dated 8/31/2020, due 9/2/2020, repurchase price $60,001, collateralized by Collateralized Mortgage Obligations, 0.00%, due 4/25/2045, with a value of $64,804.	60,000	60,000

Credit Suisse Securities USA LLC, 0.51%, dated 8/31/2020, due 10/5/2020, repurchase price $150,074, collateralized by Asset-Backed Securities, 0.44% - 15.00%, due 8/28/2023 - 5/29/2059 and Collateralized Mortgage Obligations, 0.00% - 45.34%, due 4/7/2033 - 1/26/2051, with a value of $162,998.	150,000	150,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $5,000,013, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 4/15/2022 - 11/15/2049, with a value of $5,100,000.	5,000,000	5,000,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $5,000,013, collateralized by U.S. Treasury Securities, 0.50% - 3.13%, due 8/15/2027 - 8/15/2040, with a value of $5,100,000.	5,000,000	5,000,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $7,000,018, collateralized by U.S. Treasury Securities, 0.13% - 0.75%, due 7/15/2023 - 2/15/2042, with a value of $7,140,000.	7,000,000	7,000,000

HSBC Securities USA, Inc., 0.19%, dated 8/31/2020, due 9/1/2020, repurchase price $20,000, collateralized by Asset-Backed Securities, 0.64%, due 6/15/2039 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,200.	20,000	20,000

HSBC Securities USA, Inc., 0.19%, dated 8/31/2020, due 9/1/2020, repurchase price $75,000, collateralized by Corporate Notes and Bonds, 2.25% - 6.75%, due 1/8/2021 - 12/15/2066 and Sovereign Government Securities, 0.96% - 4.50%, due 2/27/2022 - 4/15/2070, with a value of $78,750.	75,000	75,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $75,000, collateralized by Sovereign Government Securities, 6.84% - 6.88%, due 8/4/2026 - 1/23/2030, with a value of $81,001.	75,000	75,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $400,003, collateralized by Corporate Notes and Bonds, 4.56% - 7.00%, due 3/17/2024 - 1/1/2099 and Sovereign Government Securities, 4.63% - 8.88%, due 1/22/2021 - 1/14/2041, with a value of $432,004.	400,000	400,000

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/2/2020, repurchase price $100,002, collateralized by Corporate Notes and Bonds, 4.56% - 7.00%, due 1/27/2025 - 1/1/2099 and Sovereign Government Securities, 5.63% - 6.88%, due 8/4/2026 - 2/21/2047, with a value of $108,028.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/4/2020, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 5.30% - 6.75%, due 1/27/2025 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $10,803.	10,000	10,000

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/10/2020, repurchase price $50,004, collateralized by Corporate Notes and Bonds, 4.56% - 6.75%, due 3/17/2024 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $54,015.	50,000	50,000

ING Financial Markets LLC, 0.28%, dated 8/31/2020, due 9/28/2020, repurchase price $50,011, collateralized by Corporate Notes and Bonds, 4.38% - 6.75%, due 5/20/2023 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $54,013.	50,000	50,000

Mitsubishi UFJ Trust & Banking Corp., 0.28%, dated 8/31/2020, due 9/2/2020, repurchase price $1,000,016, collateralized by Corporate Notes and Bonds, 0.00% - 4.15%, due 5/13/2022 - 5/1/2030, with a value of $1,042,997.	1,000,000	1,000,000

Societe Generale SA, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,003, collateralized by FHLMC, 0.00% - 5.55%, due 10/15/2022 - 9/1/2050, FNMA, 0.88% - 5.70%, due 5/25/2023 - 8/1/2050, GNMA, 0.41% - 3.50%, due 12/20/2026 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 9/17/2020 - 2/15/2050 with a value of $1,020,055.	1,000,000	1,000,000

Societe Generale SA, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $736,004, collateralized by Asset-Backed Securities, 2.70% - 8.00%, due 2/15/2027 - 11/1/2033, Corporate Notes and Bonds, 0.40% - 8.63%, due 1/19/2021 - 12/31/2099 and Sovereign Government Securities, 0.82% - 5.35%, due 9/14/2021 - 5/15/2051, with a value of $772,943.	736,000	736,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $700,006, collateralized by Asset-Backed Securities, 0.28% - 8.09%, due 1/25/2030 - 2/28/2041, Collateralized Mortgage Obligations, 0.37% - 6.21%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 4.63%, due 1/15/2025, FHLMC, 0.83% - 3.73%, due 8/27/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 11.88%, due 1/22/2021 - 1/23/2050, with a value of $756,006.	700,000	700,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/1/2020, repurchase price $200,002, collateralized by Asset-Backed Securities, 0.32% - 5.02%, due 7/15/2030 - 3/25/2037, Collateralized Mortgage Obligations, 0.37% - 6.00%, due 1/12/2034 - 12/16/2072, Corporate Notes and Bonds, 3.88% - 12.00%, due 6/1/2021 - 7/23/2048, FHLMC, 2.03% - 3.28%, due 2/25/2050 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.18%, due 10/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% - 11.88%, due 4/15/2024 - 2/17/2045, with a value of $215,409.	200,000	200,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $365,010, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 3/17/2025 - 10/25/2046, Collateralized Mortgage Obligations, 0.37% - 6.21%, due 11/15/2032 - 12/16/2072, Corporate Notes and Bonds, 4.25% - 12.00%, due 11/15/2022 - 2/1/2031, FHLMC, 2.03% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 11.88%, due 1/22/2021 - 5/11/2047, with a value of $394,225.	365,000	365,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.33%, dated 8/31/2020, due 10/1/2020, repurchase price $400,114, collateralized by Collateralized Mortgage Obligations, 2.75%, due 12/16/2072, Corporate Notes and Bonds, 4.25% - 11.75%, due 11/1/2023 - 2/1/2031, FHLMC, 2.08%, due 1/25/2050, FNMA Connecticut Avenue Securities, 2.33%, due 11/25/2039 and Sovereign Government Securities, 4.25% - 11.88%, due 3/25/2022 - 5/11/2047, with a value of $432,123.	400,000	400,000

TD Securities (USA) LLC, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $250,001, collateralized by Asset-Backed Securities, 4.80%, due 2/15/2029 and Corporate Notes and Bonds, 1.10% - 6.50%, due 2/4/2021 - 7/1/2050, with a value of $262,581.	250,000	250,000

UBS Securities LLC, 0.29%, dated 8/31/2020, due 9/7/2020, repurchase price $300,017, collateralized by Asset-Backed Securities, 0.99%, due 11/9/2020, Collateralized Mortgage Obligations, 3.44%, due 9/17/2048, Commercial Paper, 0.00%, due 1/28/2021 and Corporate Notes and Bonds, 0.73% - 11.50%, due 9/15/2020 - 12/31/2099 with a value of $321,044.	300,000	300,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/2/2020, repurchase price $52,001, collateralized by Certificates of Deposit, 0.00%, due 12/21/2020 - 10/3/2025, with a value of $54,602.	52,000	52,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/3/2020, repurchase price $104,002, collateralized by Sovereign Government Securities, 2.38% - 10.63%, due 1/15/2021 - 9/20/2048, with a value of $109,219.	104,000	104,000

Wells Fargo Securities LLC, 0.55%, dated 8/31/2020, due 9/21/2020, repurchase price $250,080, collateralized by Certificates of Deposit, 0.00% - 0.28%, due 9/15/2020 - 8/25/2021, with a value of $262,861.	250,000	250,000

Total Repurchase Agreements (Cost $26,058,800)		26,058,800

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.7%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b) (Cost $649,943)	650,000	649,943

Corporate Notes — 0.4%

Banks — 0.4%

Barclays Bank plc (United Kingdom)

(OBFR + 0.15%), 0.23%, 9/1/2020 (b) (c)	125,000	125,000

(OBFR + 0.30%), 0.38%, 9/1/2020 (b) (c)	200,000	200,000

Total Corporate Notes (Cost $325,000)		325,000

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.17%, 9/8/2020 (d)	65,000	65,000

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	110,000	113,103

Total Municipal Bonds (Cost $177,827)		178,103

Short-Term Investments — 68.5%

Certificates of Deposit — 41.7%

ABN Amro Bank NV (Netherlands) 0.25%, 2/22/2021 (e)	65,000	64,919

Agricultural Bank of China Ltd. (China) 0.65%, 10/20/2020	100,000	100,049

Banco Del Estado De Chile (Chile)

0.35%, 9/14/2020	50,000	50,004

0.32%, 9/25/2020	24,000	24,003

0.30%, 10/6/2020	100,000	100,014

0.28%, 10/23/2020	150,000	150,023

Bank of Montreal (Canada)

1.53%, 9/28/2020	200,000	200,000

1.40%, 10/1/2020	200,000	200,222

0.20%, 10/30/2020	100,000	100,010

(ICE LIBOR USD 3 Month + 0.03%), 0.29%, 11/27/2020 (b)	100,000	100,000

0.23%, 2/12/2021	200,000	200,014

0.23%, 5/26/2021	200,000	200,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.35%, 9/24/2020 (b)	165,000	165,058

(ICE LIBOR USD 3 Month + 0.10%), 0.40%, 10/6/2020 (b)	110,000	110,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.05%), 0.33%, 10/8/2020 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/8/2020 (b)	180,000	180,000

(ICE LIBOR USD 3 Month + 0.08%), 0.34%, 10/23/2020 (b)	70,000	70,031

(ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b)	85,000	85,000

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/29/2020 (b)	25,000	25,011

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/6/2020 (b)	150,000	150,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	200,000	200,126

0.57%, 11/30/2020	200,000	200,183

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/3/2020(b)	180,000	180,000

0.40%, 3/3/2021	553,000	553,475

0.24%, 5/24/2021	100,000	99,993

0.24%, 5/25/2021	75,000	74,995

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020(b)	260,000	260,201

1.65%, 10/1/2020	500,000	500,000

0.42%, 7/7/2021	330,000	330,462

China Construction Bank Corp. (China)

0.65%, 10/21/2020	50,000	50,021

0.65%, 10/22/2020	55,000	55,023

0.65%, 10/23/2020	45,000	45,019

0.61%, 10/26/2020	100,000	100,037

0.61%, 11/2/2020	100,000	100,037

0.61%, 11/3/2020	75,000	75,027

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.09%), 0.43%, 9/2/2020 (b)	200,000	200,000

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/28/2020 (b)	50,000	50,017

1.35%, 10/6/2020	100,000	100,126

1.10%, 10/14/2020	80,000	80,097

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/30/2020 (b)	170,000	169,969

(ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	45,000	45,040

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.32%), 0.56%, 11/7/2020 (b)	133,000	133,216

(ICE LIBOR USD 3 Month + 0.04%), 0.32%, 11/17/2020 (b)	430,000	430,000

Credit Agricole Corporate and Investment Bank (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.39%, 10/8/2020 (b)	162,000	162,039

0.39%, 3/16/2021	102,000	102,108

Credit Industriel et Commercial (France)

1.84%, 9/10/2020 (e)	450,000	449,974

1.40%, 10/1/2020	130,000	130,147

1.35%, 10/5/2020	200,000	200,245

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/5/2020 (b)	150,000	150,000

1.71%, 11/16/2020 (e)	195,000	194,901

0.65%, 11/20/2020 (e)	185,000	184,901

0.58%, 11/23/2020 (e)	340,000	339,809

0.50%, 12/1/2020 (e)	225,000	224,859

0.34%, 1/4/2021	120,000	120,066

0.31%, 1/7/2021	135,000	135,061

0.26%, 6/2/2021	125,000	125,000

Credit Suisse AG (Switzerland)

1.40%, 10/2/2020	75,000	75,082

1.55%, 10/6/2020	70,000	70,000

1.33%, 11/24/2020	350,000	350,934

1.45%, 1/7/2021	385,000	386,690

0.47%, 2/26/2021	240,000	240,274

0.39%, 4/8/2021	100,000	100,078

0.39%, 4/9/2021	75,000	75,058

0.38%, 4/12/2021	300,000	300,216

0.29%, 5/11/2021	200,000	200,014

0.29%, 5/17/2021	300,000	300,013

0.28%, 6/4/2021	190,000	189,980

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020(b)	100,000	100,068

DZ Bank AG (Germany)

0.72%, 10/29/2020 (e)	210,000	209,944

0.30%, 11/12/2020 (e)	70,000	69,976

0.50%, 11/13/2020 (e)	100,000	99,965

0.22%, 5/28/2021 (e)	100,000	99,836

HSBC Bank USA NA

1.25%, 10/7/2020	335,000	335,357

1.15%, 10/14/2020	192,000	192,215

0.95%, 10/20/2020	60,000	60,058

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Industrial & Commercial Bank of China Ltd. (China)

0.63%, 10/23/2020	102,000	102,060

0.60%, 10/26/2020	185,000	185,106

ING Bank Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.18%), 0.42%, 11/8/2020 (b)	295,000	295,100

ING Bank NV (Netherlands)

(ICE LIBOR USD 3 Month + 0.12%), 0.40%, 10/8/2020 (b)	583,000	583,082

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/5/2020 (b)	331,000	331,000

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/6/2020 (b)	185,000	185,000

0.54%, 2/11/2021	135,000	135,151

KBC Bank NV (Cayman Islands)

0.10%, 9/1/2020	100,000	100,000

0.31%, 1/8/2021 (e)	255,000	254,795

Landesbank Hessen-Thueringen Girozentrale (Germany)

0.67%, 11/4/2020 (e)	200,000	199,961

0.65%, 11/5/2020 (e)	200,000	199,961

0.64%, 11/6/2020 (e)	125,000	124,975

0.58%, 11/16/2020 (e)	150,000	149,964

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.39%, 10/5/2020 (e)	60,000	59,991

0.36%, 1/15/2021	50,000	50,030

0.36%, 1/19/2021	100,000	100,061

0.37%, 1/20/2021	150,000	150,097

0.36%, 1/28/2021	150,000	150,094

Mizuho Bank Ltd. (Japan)

0.36%, 9/2/2020 (e)	100,000	99,999

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b)	150,000	150,000

0.31%, 9/15/2020	173,000	173,014

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/20/2020 (b)	100,000	100,026

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	173,000	173,028

(ICE LIBOR USD 3 Month + 0.06%), 0.31%, 11/3/2020 (b)	50,000	50,004

(ICE LIBOR USD 3 Month + 0.05%), 0.32%, 11/16/2020 (b)	175,000	175,008

0.40%, 12/2/2020 (e)	100,000	99,933

0.49%, 12/2/2020 (e)	300,000	299,798

0.36%, 1/15/2021	100,000	100,057

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.36%, 1/19/2021	40,000	40,023

0.27%, 2/10/2021	330,000	330,061

0.27%, 2/22/2021	150,000	150,024

0.23%, 2/26/2021	200,000	200,000

MUFG Bank Ltd. (Japan)

0.40%, 9/21/2020 (e)	100,000	99,991

1.15%, 10/19/2020	305,000	305,422

0.39%, 11/20/2020	230,000	230,115

0.48%, 11/20/2020 (e)	100,000	99,949

0.25%, 11/30/2020	170,000	170,029

0.38%, 11/30/2020	127,000	127,063

0.23%, 1/20/2021	100,000	99,996

0.29%, 1/29/2021	170,000	170,036

0.22%, 2/1/2021	146,000	145,988

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/25/2020 (b)	325,000	325,039

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/27/2020 (b)	245,000	245,030

0.37%, 3/8/2021 (e)	220,000	219,782

0.38%, 3/23/2021 (e)	435,000	434,520

0.40%, 4/30/2021 (e)	171,000	170,757

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/4/2020 (b)	175,000	175,000

(ICE LIBOR USD 1 Month + 0.17%), 0.33%, 9/19/2020 (b)	185,000	185,095

1.40%, 10/2/2020	75,000	75,086

(ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/2/2020 (b)	300,000	300,000

1.40%, 10/6/2020	225,000	225,290

1.35%, 10/8/2020	300,000	300,391

1.10%, 11/16/2020	82,000	82,166

0.57%, 12/2/2020	34,000	34,034

0.52%, 12/14/2020	25,000	25,024

1.00%, 1/21/2021	150,000	150,482

0.55%, 2/17/2021	98,000	98,160

0.39%, 4/8/2021	50,000	50,044

0.29%, 5/3/2021	160,000	160,025

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.10%), 0.47%, 9/1/2020 (b)	350,000	350,262

(ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (b)	300,000	300,231

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/17/2020 (b)	234,000	234,222

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	50,000	50,039

1.12%, 10/15/2020	96,000	96,121

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	287,000	287,221

1.10%, 11/17/2020	210,000	210,437

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/21/2020 (b)	146,000	146,115

Norinchukin Bank (The) (Japan)

0.30%, 9/1/2020	150,000	150,001

1.20%, 9/4/2020	92,000	92,011

0.18%, 9/22/2020	100,000	100,003

0.17%, 10/9/2020	350,000	350,002

0.17%, 10/19/2020	125,000	124,999

0.17%, 10/23/2020	125,000	124,999

Oversea-Chinese Banking Corp. Ltd. (Singapore)

(ICE LIBOR USD 1 Month + 0.14%), 0.32%, 9/24/2020 (b)	125,000	125,049

1.54%, 10/5/2020	50,000	50,066

(SOFR + 0.17%), 0.24%, 11/6/2020 (b)	50,000	49,993

Rabobank International (United Kingdom) 0.26%, 2/26/2021 (e)	170,000	169,807

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	70,000	70,050

(ICE LIBOR USD 3 Month + 0.12%), 0.42%, 9/24/2020 (b)	103,000	103,075

1.46%, 10/1/2020	135,000	135,158

(ICE LIBOR USD 3 Month + 0.11%), 0.38%, 10/9/2020 (b)	100,000	100,060

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	132,000	132,036

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (b)	100,000	100,189

(ICE LIBOR USD 3 Month + 0.21%), 0.46%, 11/5/2020 (b)	83,000	83,107

1.30%, 1/7/2021	400,000	401,661

Skandinaviska Enskilda Banken AB (Sweden)

1.35%, 10/2/2020	100,000	100,109

1.25%, 10/8/2020	100,000	100,119

0.25%, 2/26/2021	50,000	50,011

0.20%, 3/9/2021	150,000	149,998

0.25%, 5/11/2021	325,000	325,059

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.24%, 5/20/2021	100,000	100,009

0.22%, 5/27/2021	120,000	119,991

Standard Chartered Bank (United Kingdom)

1.45%, 10/13/2020	200,000	200,295

0.97%, 10/27/2020	200,000	200,237

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.20%), 0.37%, 9/12/2020 (b)	270,000	270,107

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/13/2020 (b)	450,000	450,209

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/17/2020 (b)	175,000	175,080

(ICE LIBOR USD 1 Month + 0.12%), 0.29%, 9/18/2020 (b)	150,000	150,005

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/22/2020 (b)	170,000	170,060

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/28/2020 (b)	169,000	169,061

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/27/2020 (b)	85,000	85,021

0.35%, 12/1/2020	135,000	135,062

0.30%, 2/4/2021	500,000	500,148

0.26%, 2/5/2021	115,000	115,014

0.26%, 2/5/2021	100,000	100,012

0.25%, 2/24/2021	200,000	200,011

0.26%, 2/24/2021 (e)	75,000	74,897

0.26%, 2/26/2021 (e)	100,000	99,861

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.10%, 9/2/2020	100,000	100,000

0.10%, 9/3/2020	100,000	100,000

0.30%, 9/9/2020	260,000	260,012

1.19%, 10/20/2020 (e)	100,000	99,975

0.57%, 11/12/2020 (e)	125,000	124,946

0.55%, 11/13/2020 (e)	240,000	239,894

0.40%, 11/18/2020	240,000	240,125

0.40%, 11/20/2020	100,000	100,053

Sumitomo Trust and Banking Co. (United Kingdom)

0.50%, 11/16/2020 (e)	150,000	149,929

0.50%, 11/18/2020 (e)	75,000	74,963

0.50%, 11/19/2020 (e)	100,000	99,950

0.50%, 11/20/2020 (e)	100,000	99,949

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b)	200,000	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/16/2020 (b)	100,000	100,087

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	51,000	51,048

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/19/2020 (b)	175,000	175,167

(ICE LIBOR USD 3 Month + 0.07%), 0.37%, 10/2/2020 (b)	110,000	110,000

1.13%, 10/14/2020	300,000	300,372

(ICE LIBOR USD 3 Month + 0.10%), 0.38%, 10/15/2020 (b)	125,000	125,097

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 10/20/2020 (b)	215,000	215,151

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/30/2020 (b)	185,000	185,066

(ICE LIBOR USD 3 Month + 0.13%), 0.37%, 11/7/2020 (b)	140,000	140,132

0.39%, 7/7/2021	100,000	100,130

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.44%, 9/1/2020 (b)	120,000	120,071

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	140,000	140,054

(ICE LIBOR USD 1 Month + 0.18%), 0.35%, 9/21/2020 (b)	50,000	50,022

(ICE LIBOR USD 3 Month + 0.19%), 0.47%, 10/7/2020 (b)	216,000	216,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/28/2020 (b)	170,000	170,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (b)	156,000	156,045

1.27%, 1/28/2021	350,000	351,571

0.41%, 7/6/2021	170,000	170,270

UBS AG (Switzerland)

1.50%, 10/2/2020	200,000	200,240

1.17%, 10/15/2020	200,000	200,251

1.15%, 12/21/2020	100,000	100,281

1.55%, 1/4/2021	200,000	200,910

1.55%, 1/6/2021	200,000	200,925

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	55,000	55,000

Total Certificates of Deposit (Cost $36,478,655)		36,505,183

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 14.4%

Agricultural Bank of China Ltd. (China) 0.45%, 11/5/2020 (c) (e)	125,000	124,911

Albion Capital Corp. SA (Luxembourg) 0.25%, 10/28/2020 (e)	54,208	54,198

Alpine Securitization LLC (Switzerland)

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/20/2020 (b) (c)	35,000	35,000

0.37%, 1/6/2021 (c) (e)	50,000	49,960

0.40%, 4/6/2021 (c) (e)	75,000	74,886

0.31%, 5/5/2021 (c) (e)	125,000	124,770

Antalis SA (France)

0.31%, 9/16/2020 (c) (e)	100,000	99,993

0.25%, 2/1/2021 (c) (e)	20,380	20,361

Atlantic Asset Securitization LLC 1.40%, 10/1/2020 (c) (e)	200,000	199,972

Banco Del Estado De Chile (Chile) Series B, 0.27%, 9/25/2020 (c) (e)	50,000	49,989

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/14/2020 (b) (c)	100,000	100,033

Barclays Bank plc (United Kingdom)

Series 44105, 0.30%, 9/11/2020 (c) (e)	100,000	99,995

0.31%, 9/16/2020 (c) (e)	150,000	149,991

Barton Capital LLC 0.36%, 1/8/2021 (c) (e)	30,000	29,986

Barton Capital SA

0.15%, 9/4/2020 (c) (e)	50,000	49,999

0.30%, 9/14/2020 (c) (e)	50,000	49,998

0.24%, 10/30/2020 (c) (e)	25,000	24,992

0.22%, 11/13/2020 (c) (e)	50,000	49,982

0.38%, 11/16/2020 (c) (e)	25,000	24,991

0.36%, 11/18/2020 (c) (e)	75,000	74,972

0.28%, 12/7/2020 (c) (e)	125,000	124,953

Bedford Row Funding Corp.

(ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/3/2020 (b) (c)	175,000	175,092

(US Federal Funds Effective Rate (continuous series) + 0.22%), 0.32%, 9/21/2020 (b) (c)	110,000	110,000

1.54%, 10/2/2020 (c) (e)	100,000	99,867

1.54%, 10/5/2020 (c) (e)	110,000	109,840

(ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/19/2020 (b) (c)	115,000	115,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/25/2020 (b) (c)	50,000	50,026

1.32%, 1/6/2021 (c) (e)	105,000	104,939

BPCE SA (France) 0.46%, 3/19/2021 (c) (e)	315,000	314,627

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Canadian Imperial Bank of Commerce (Canada)

1.05%, 9/10/2020 (c) (e)	102,000	101,997

(ICE LIBOR USD 1 Month + 0.19%), 0.37%, 9/26/2020 (b) (c)	85,000	85,080

Cancara Asset Securitisation LLC 0.15%, 9/10/2020 (e)	100,000	99,997

China Construction Bank Corp. (China) 0.61%, 10/27/2020 (c) (e)	100,000	99,943

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.12%), 0.46%, 9/4/2020 (b) (c)	200,000	200,072

(ICE LIBOR USD 3 Month + 0.08%), 0.39%, 10/6/2020 (b) (c)	40,000	40,014

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/22/2020 (b) (c)	35,000	35,000

Cooperatieve Rabobank UA (ICE LIBOR USD 1 Month + 0.00%), 0.25%, 9/3/2020 (b)	100,000	100,013

DBS Bank Ltd. (Singapore) 0.23%, 2/5/2021 (c) (e)	100,000	99,911

Dexia Credit Local SA (France)

0.57%, 10/28/2020 (c) (e)	100,000	99,981

0.57%, 10/29/2020 (c) (e)	500,000	499,902

0.23%, 2/22/2021 (c) (e)	50,000	49,964

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/21/2020 (b) (c)	60,000	60,061

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/22/2020 (b) (c)	155,000	155,034

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/5/2020 (b) (c)	70,000	70,062

(ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/6/2020 (b) (c)	90,000	90,000

0.22%, 5/24/2021 (c) (e)	330,000	329,349

Fairway Finance Co. LLC

1.80%, 10/1/2020 (c) (e)	75,000	74,888

0.26%, 1/25/2021 (c) (e)	10,600	10,591

Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/11/2020 (b) (c)	25,000	25,001

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.25%, 10/14/2020 (c) (e)	300,000	299,958

0.25%, 10/23/2020 (c) (e)	163,000	162,972

0.24%, 11/3/2020 (c) (e)	75,000	74,983

0.23%, 11/16/2020 (c) (e)	375,000	374,890

0.21%, 11/19/2020 (c) (e)	400,000	399,876

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.23%, 11/20/2020 (c) (e)	271,000	270,914

0.21%, 11/25/2020 (c) (e)	185,000	184,935

FMS Wertmanagement (Germany)

0.27%, 1/7/2021 (c) (e)	200,000	199,888

0.25%, 1/11/2021 (c) (e)	30,000	29,982

0.25%, 1/20/2021 (e)	132,000	131,914

0.23%, 2/4/2021 (c) (e)	80,000	79,940

Honeywell International, Inc. 1.20%, 10/21/2020 (c) (e)	200,000	199,970

ING US Funding LLC (Netherlands)

(ICE LIBOR USD 3 Month + 0.15%), 0.47%, 9/14/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.15%), 0.47%, 9/18/2020 (b) (c)	200,000	200,000

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/3/2020 (b)	70,000	70,021

LMA-Americas LLC

0.41%, 11/4/2020 (c) (e)	37,150	37,138

0.35%, 12/2/2020 (c) (e)	60,000	59,969

0.35%, 12/4/2020 (c) (e)	51,000	50,973

0.40%, 1/19/2021 (c) (e)	200,700	200,502

0.26%, 2/5/2021 (c) (e)	36,000	35,956

0.23%, 4/1/2021 (c) (e)	103,500	103,346

Matchpoint Finance plc (Ireland)

Series A, 0.28%, 9/16/2020 (c) (e)	75,000	74,996

Series A, 0.24%, 2/8/2021 (c) (e)	50,000	49,961

MetLife Short Term Funding LLC 1.25%, 9/8/2020 (c) (e)	11,000	10,997

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/1/2020 (b) (c)	50,000	50,044

(ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	160,000	160,069

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/10/2020 (b) (c)	125,000	125,102

National Bank of Canada (Canada)

0.25%, 1/22/2021 (c) (e)	170,000	169,874

0.23%, 2/4/2021 (c) (e)	240,000	239,799

0.23%, 2/5/2021 (c) (e)	350,000	349,704

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.03%), 0.29%, 10/23/2020 (b)	130,000	130,000

0.49%, 2/22/2021 (e)	45,000	44,957

Nieuw Amsterdam Receivables Corp. 0.27%, 9/16/2020 (c) (e)	80,000	79,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Old Line Funding LLC 0.28%, 11/23/2020 (c) (e)	200,000	199,930

Oversea-Chinese Banking Corp. Ltd. (Singapore) 1.20%, 10/19/2020 (c) (e)	100,000	99,978

Pricoa Short Term Funding LLC 0.30%, 1/4/2021 (c) (e)	50,000	49,981

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b) (c)	100,000	100,020

Shell International Finance BV (Netherlands)

2.20%, 1/11/2021 (c) (e)	120,000	119,894

2.15%, 1/15/2021 (c) (e)	115,000	114,895

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.40%, 11/30/2020 (c) (e)	100,000	99,957

0.26%, 2/4/2021 (c) (e)	125,000	124,882

Suncorp-Metway Ltd. (Australia) 0.19%, 11/2/2020 (c) (e)	75,000	74,962

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b) (c)	50,000	50,008

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/27/2020 (b) (c)	165,000	165,104

Thunder Bay Funding LLC 0.28%, 11/23/2020 (c) (e)	50,000	49,984

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.45%, 9/1/2020 (b) (c)	50,000	50,030

(ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	65,000	65,030

(ICE LIBOR USD 1 Month + 0.15%), 0.31%, 9/5/2020 (b) (c)	150,000	150,075

(ICE LIBOR USD 3 Month + 0.07%), 0.35%, 10/7/2020 (b) (c)	175,000	175,036

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (b) (c)	80,000	80,096

(ICE LIBOR USD 3 Month + 0.18%), 0.44%, 11/5/2020 (b) (c)	100,000	100,088

Total Capital Canada Ltd. (France) 0.28%, 1/4/2021 (c) (e)	100,000	99,943

Toyota Finance Australia Ltd. (Australia) 0.22%, 9/18/2020 (e)	160,000	159,992

UBS AG (Switzerland)

1.14%, 1/20/2021 (c) (e)	153,000	152,827

1.14%, 1/22/2021 (c) (e)	318,000	317,635

Versailles Commercial Paper LLC 0.21%, 11/5/2020 (c) (e)	74,000	73,975

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Westpac Banking Corp. (Australia) 0.37%, 3/4/2021 (c) (e)	200,000	199,720

Total Commercial Paper (Cost $12,590,004)		12,597,850

U.S. Treasury Obligations — 6.7%

U.S. Treasury Bills

0.15%, 9/8/2020 (e)	275,000	274,995

0.15%, 9/10/2020 (e)	200,000	199,996

0.18%, 9/17/2020 (e)	400,000	399,984

0.10%, 9/22/2020 (e)	800,000	799,957

0.15%, 9/24/2020 (e)	900,000	899,948

0.17%, 9/29/2020 (e)	700,000	699,950

0.15%, 10/20/2020 (e)	650,000	649,908

0.12%, 11/10/2020 (e)	100,000	99,982

0.10%, 11/12/2020 (e)	250,000	249,947

0.12%, 11/19/2020 (e)	1,600,000	1,599,623

Total U.S. Treasury Obligations (Cost $5,874,102)		5,874,290

Time Deposits — 5.7%

Australia & New Zealand Banking Group Ltd. 0.11%, 9/3/2020	700,000	700,000

BNP Paribas SA 0.07%, 9/1/2020	18,330	18,330

Credit Agricole Corporate and Investment Bank

0.15%, 9/1/2020	100,000	100,000

0.15%, 9/4/2020	300,000	300,000
Industrial & Commercial Bank of China Ltd. 0.09%, 9/1/2020	500,000	500,000

KBC Bank NV 0.09%, 9/1/2020	1,000,000	1,000,000

National Bank of Canada 0.11%, 9/1/2020	300,000	300,000

Royal Bank of Canada 0.09%, 9/1/2020	600,000	600,000

Societe Generale SA

0.09%, 9/1/2020	200,000	200,000

0.09%, 9/1/2020	200,000	200,000

Swedbank AB 0.09%, 9/1/2020	1,050,000	1,050,000

Total Time Deposits (Cost $4,968,330)		4,968,330

Total Short-Term Investments (Cost $59,911,091)		59,945,653

Total Investments — 99.6% (Cost $87,122,661)		87,157,499
Other Assets Less Liabilities — 0.4%		332,786

NET ASSETS — 100.0%		87,490,285

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Percentages indicated are based on net assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(e)	The rate shown is the effective yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 83.6%

Alabama — 0.4%

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011B, Rev., VRDO, LOC: Citibank NA, 0.11%, 9/8/2020 (b) (c)	7,295	7,295

Alaska — 0.8%

Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	2,540	2,540

City of Valdez, Exxon Pipeline Co. Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	3,500	3,500

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,750	4,750

Municipality of Anchorage Alaska GO, TAN, 1.50%, 12/18/2020	5,000	5,012

		15,802

Arizona — 1.6%

Arizona Health Facilities Authority, Catholic Healthcare West Loan Program Series 2009F, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	17,050	17,050

Arizona State University Series 2008B, Rev., VRDO, 0.08%, 9/8/2020 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	4,065	4,065

		31,115

California — 1.0%

California Health Facilities Financing Authority, Catholic Healthcare West Loan Program Series 2005H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	3,765	3,765

Orange County Water District Series 2003 A, COP, VRDO, LOC: Citibank NA, 0.07%, 9/8/2020 (b)	1,135	1,135

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 9/8/2020 (b) (c)	5,000	5,000

San Francisco City and County Airport Commission, International Airport Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/8/2020 (b)	3,820	3,820

State of California Series B, Subseries 2010B-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2020 (b)	1,295	1,295

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	2,600	2,600

		17,615

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 1.9%

City of Colorado Springs, Utilities System Series 2010C, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	1,905	1,905

Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.11%, 9/8/2020 (b)	21,195	21,195

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.18%, 9/8/2020 (b) (c)	3,615	3,615

University of Colorado Hospital Authority

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	6,600	6,600

Series 2019A, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,850	1,850

		35,165

Connecticut — 1.7%

City of Milford GO, BAN, 2.50%, 11/3/2020	4,720	4,738

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2020A-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,140	3,140

Connecticut State Health and Educational Facilities Authority, The Jerome Home Series 2007D, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	2,875	2,875

State of Connecticut, Health and Educational Facilities Authority, Yale New Haven Hospital Issue Series O, Rev., VRDO, 0.09%, 9/8/2020 (b)	2,250	2,250

Tender Option Bond Trust Receipts/Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 9/8/2020 (b) (c)	10,000	10,000

Town of Greenwich GO, BAN, 1.50%, 1/14/2021	2,000	2,008

Town of Groton Series 2020B, GO, BAN, 2.00%, 4/29/2021	7,045	7,108

		32,119

Florida — 4.5%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.06%, 9/1/2020 (b)	15,600	15,600

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	10,035	10,035

County of Martin, Florida Power and Light Co., Project Rev., VRDO, 0.08%, 9/1/2020 (b)	3,500	3,500

Florida Housing Finance Corp., Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.09%, 9/8/2020 (b)	12,000	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Tender Option Bond Trust Receipts/Certificates

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,375	4,375

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	6,000	6,000

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,375	2,375

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,870	3,870

Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,665	5,665

Series 2019-G113, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	17,500	17,500

		83,720

Georgia — 1.0%

Brookhaven Development Authority, Children’s Healthcare Series 2019D, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	6,860	6,860

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0871, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,765	4,765

Series 2020-ZF0872, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	2,000	2,000

Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

		16,625

Illinois — 1.1%

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.10%, 9/8/2020 (b)	3,450	3,450

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,100	10,100

Illinois Finance Authority, Clearbrook Project 2008 Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	1,500	1,500

Illinois Finance Authority, Northwestern Memorial Hospital Series 2008A-1, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,560	1,560

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	2,330	2,330

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	1,795	1,795

		20,735

Indiana — 1.4%

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-8, Rev., VRDO, 0.10%, 9/8/2020 (b)	18,375	18,375

Indiana Finance Authority, Parkview Health System Obligated Group Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	7,535	7,535

		25,910

Iowa — 2.3%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.11%, 9/8/2020 (b)	20,100	20,100

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.11%, 9/8/2020 (b)	7,795	7,795

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.08%, 9/8/2020 (b)	900	900

Iowa Higher Education Loan Authority, Loras College

Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	3,900	3,900

Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	6,850	6,850

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	3,750	3,750

		43,295

Kentucky — 1.8%

Kentucky Economic Development Finance Authority, Hospital Facilities, Saint Elizabeth Medical Center, Inc. Series 2009B, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	4,725	4,725

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,410	8,410

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	3,925	3,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

RBC Municipal Products, Inc. Trust Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

		31,874

Louisiana — 0.7%

Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, State of Louisiana Road and Street Improvement Series 2008A, Rev., VRDO, LOC: Citibank NA, 0.09%, 9/8/2020 (b)	8,310	8,310

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series A, Rev., VRDO, 0.03%, 9/1/2020 (b)	700	700

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	3,245	3,245

		12,255

Maine — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2749, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	1,785	1,785

Maryland — 1.7%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.16%, 9/8/2020 (b) (c)	6,665	6,665

Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 0.10%, 9/8/2020 (b)	800	800

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	10,115	10,115

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,350	3,350

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

		29,930

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 1.8%

City of Salem GO, BAN, 1.00%, 11/19/2020	7,769	7,781

City of Somerville Series B, GO, BAN, 1.00%, 10/23/2020	6,000	6,005

Massachusetts Bay Transportation Authority, Sales Tax Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 9/8/2020 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,335	3,335

Town of Scituate GO, BAN, 1.75%, 12/11/2020	1,290	1,295

Town of Yarmouth GO, BAN, 2.00%, 2/15/2021	5,000	5,039

		33,455

Michigan — 2.6%

Central Michigan University Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	4,555	4,555

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	26,140	26,140

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	19,200	19,200

		49,895

Minnesota — 2.0%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	35,620	35,620

Minnesota Housing Finance Agency, Residential Housing Finance Series 2015G, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	1,240	1,240

		36,860

Mississippi — 4.2%

County of Jackson, Pollution Control, Chevron USA, Inc., Project Rev., VRDO, 0.03%, 9/1/2020 (b)	19,270	19,270

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	10,850	10,850

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,125	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,895	4,895

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	6,685	6,685

Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (b)	18,500	18,500

Series 2010G, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,275	4,275

Series 2010L, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,600	4,600

Series 2011C, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,100	7,100

		77,300

Missouri — 2.5%

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	3,500	3,500

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.07%, 9/8/2020 (b)	16,440	16,440

Health and Educational Facilities Authority of the State of Missouri, Washington University (The) Series 1996D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	1,200	1,200

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 9/1/2020 (b)	13,775	13,775

RBC Municipal Products, Inc. Trust, Floater Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

Tender Option Bond Trust Receipts/Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	4,950	4,950

		43,865

Nevada — 0.4%

City of Reno, Renown Regional Medical Center

Series 2009-A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	700	700

Tender Option Bond Trust Receipts/Certificates

Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	6,000	6,000

		6,700

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 4.4%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	5,000	5,027

County of Cumberland GO, BAN, 2.00%, 11/13/2020	680	681

County of Hudson GO, BAN, 2.00%, 12/8/2020	6,045	6,074

County of Mercer, Capital Improvement Series 2020A, GO, BAN, 2.00%, 6/10/2021	300	304

County of Passaic, County of Hudson Series 2019A, GO, BAN, 2.00%, 12/3/2020	450	452

Hudson County Improvement Authority

Series 2020C-1B, Rev., GTD, 1.50%, 2/19/2021	1,000	1,006

Series 2020C-1A, Rev., GTD, 1.50%, 9/2/2021	8,988	9,098

Hudson County Improvement Authority, Guaranteed Pooled Notes Series 2019C-1, Rev., GTD, 2.50%, 9/18/2020	5,570	5,576

Hudson County Improvement Authority, Tax Exempt, County Guaranteed Pooled Notes Series 2020B-1, Rev., GTD, 2.50%, 5/11/2021	7,000	7,109

Township of East Windsor GO, BAN, 2.00%, 12/4/2020	8,700	8,718

Township of Florence Series 2020A, GO, BAN, 1.75%, 1/15/2021	6,000	6,035

Township of Lacey Series 2020A, GO, BAN, 2.00%, 5/20/2021	8,051	8,117

Township of Lumberton Series 2020A, GO, BAN, 1.75%, 5/3/2021	5,237	5,283

Township of Readington GO, BAN, 1.50%, 4/29/2021	12,984	13,082

Township of Robbinsville Series 2020A, GO, BAN, 1.25%, 7/20/2021	2,375	2,394

Township of Woodbridge, Sewer and Recreation Utility GO, BAN, 3.00%, 10/16/2020	3,120	3,131

		82,087

New York — 19.1%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	4,272	4,305

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	11,425	11,425

City of New York, Fiscal Year 2008 Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	10,245	10,245

City of New York, Fiscal Year 2012

Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 9/1/2020 (b)	9,670	9,670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	100	100

City of New York, Fiscal Year 2013 Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	23,525	23,525

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,300	3,300

County of Broome Series 2020A, GO, BAN, 2.00%, 4/30/2021	930	938

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	4,000	4,021

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	2,568	2,587

Geneva City School District GO, BAN, 1.25%, 6/25/2021	5,000	5,034

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	5,000	5,028

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	12,655	12,655

Series 2012G-1, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/1/2020 (b)	10,600	10,600

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	16,285	16,285

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	5,055	5,055

Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	8,555	8,555

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	14,100	14,100

Subseries E-3, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	784	784

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	7,965	7,965

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	3,595	3,595

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution

Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	11,735	11,735

Series BB-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.05%, 9/1/2020 (b)	1,425	1,425

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011

Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	2,400	2,400

Subseries FF-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,605	2,605

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	5,060	5,060

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	18,050	18,050

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	3,600	3,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016

Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	4,555	4,555

New York City Transitional Finance Authority Future Tax Secured

Subseries C-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	1,730	1,730

Series 2014C, Rev., 5.00%, 11/1/2020	265	267

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	4,700	4,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/8/2020 (b)	2,615	2,615

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	11,850	11,850

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	2,160	2,160

Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	22,950	22,950

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	4,935	4,935

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Trust for Cultural Resources, American Museum of Natural History Series 2008-B3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	5,275	5,275

New York City Water and Sewer System, Second General Resolution Subseries CC-1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	2,120	2,120

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	1,600	1,600

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	5,915	5,915

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series 2014A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	3,900	3,900

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	3,500	3,527

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,000	5,040

RBC Municipal Products, Inc. Trust Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	9,165	9,165

Tender Option Bond Trust Receipts/Certificates

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	1,600	1,600

Series 2015-XF0238, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	13,815	13,815

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,370	4,370

Town of Vestal GO, BAN, 2.00%, 5/7/2021	8,418	8,505

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	17,525	17,525

Union Springs Central School District GO, BAN, 1.75%, 4/30/2021	9,900	9,988

		352,754

North Carolina — 2.3%

Charlotte-Mecklenburg Hospital Authority, Health Care Series 2018F, Rev., VRDO, 0.08%, 9/8/2020 (b)	11,115	11,115

City of Raleigh, Downtown Improvement Projects Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	5,885	5,885

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	3,415	3,415

University of North Carolina, Hospital at Chapel Hill

Series 2001 A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	8,670	8,670

Series 2001 B, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	5,935	5,935

Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	6,755	6,755

		41,775

Ohio — 2.6%

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group

Series 2008-B4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	15,000	15,000

Series 2013-B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	8,650	8,650

State of Ohio, Cleveland Clinic Health System Series 2019D-2, Rev., VRDO, 0.09%, 9/8/2020 (b)	9,000	9,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	4,705	4,705

		47,355

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,370	1,370

Oregon — 0.2%

Oregon State Facilities Authority, PeaceHealth Series 2018B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,555	3,555

Pennsylvania — 4.9%

Delaware Valley Regional Finance Authority Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	25,000	25,000

Pennsylvania Turnpike Commission Series 2020A, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2020 (b)	18,000	18,000

Philadelphia Authority for Industrial Development, The Franklin Institute Project Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	2,840	2,840

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

RBC Municipal Products, Inc. Trust Series 2018-G-43, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	23,860	23,860

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2885, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,250	1,250

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	1,875	1,875

		87,825

Rhode Island — 0.8%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2712, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,265	2,265

Series 2019-ZF2826, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,570	3,570

Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	4,050	4,050

		15,920

South Carolina — 1.2%

County of Richland GO, BAN, 3.00%, 2/25/2021	5,250	5,301

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021	3,000	3,022

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	4,970	4,970

Tender Option Bond Trust Receipts/Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,330	3,336

		21,629

South Dakota — 0.4%

South Dakota Housing Development Authority Series 2020D, Rev., VRDO, LIQ: FHLB, 0.10%, 9/8/2020 (b)	7,600	7,600

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 1.2%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	12,195	12,195

Montgomery County Public Building Authority, Pooled Financing Series 1999, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	3,840	3,840

Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,905	5,905

		21,940

Texas — 5.9%

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 9/8/2020 (b)	1,150	1,150

City of Dallas GO, 5.00%, 2/15/2021	3,240	3,310

City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 0.10%, 9/8/2020 (b)	1,200	1,200

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.10%, 9/8/2020 (b)	7,075	7,075

Series 2019F, Rev., VRDO, 0.10%, 9/8/2020 (b)	9,000	9,000

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	10,245	10,245

Series 2001A-2, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,635	2,635

Series 2002A, Rev., VRDO, 0.03%, 9/1/2020 (b)	250	250

Series A-3, Rev., VRDO, 0.03%, 9/1/2020 (b)	300	300

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	9,000	9,000

State of Texas, Veterans

Series 2012A, GO, VRDO, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	1,815	1,815

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	5,920	5,920

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	19,465	19,465

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008 A, Rev., VRDO, 0.10%, 9/8/2020 (b)	2,000	2,000

Series 2012 B, Rev., VRDO, 0.10%, 9/8/2020 (b)	11,155	11,155

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,995	5,995

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,335	3,335

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,005	5,005

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

		106,695

Utah — 0.4%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	3,000	3,000

		6,425

Vermont — 0.1%

Vermont Educational and Health Buildings Financing Agency, Southwestern Vermont Medical Center Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 9/1/2020 (b)	1,550	1,550

Virginia — 4.2%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/1/2020 (b)	7,870	7,870

Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	445	445

Fairfax County Industrial Development Authority, Health Care System Series 2016C, Rev., VRDO, 0.09%, 9/8/2020 (b)	4,350	4,350

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003D, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,100	1,100

Series 2009B, Rev., VRDO, 0.09%, 9/8/2020 (b)	125	125

Series 2003E, Rev., VRDO, 0.10%, 9/8/2020 (b)	1,200	1,200

Series 2003F, Rev., VRDO, 0.10%, 9/8/2020 (b)	3,695	3,695

Norfolk Economic Development Authority, Sentara Healthcare Obligated Group Series 2016A, Rev., VRDO, 0.09%, 9/8/2020 (b)	700	700

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,000	10,000

Roanoke Economic Development Authority, Health System Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	39,470	39,470

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,230	4,230

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	5,335	5,335

		78,520

Washington — 0.2%

State of Washington Series R-2020D, GO, 5.00%, 1/1/2021	260	264

State of Washington, Various Purpose Series R-2020C, GO, 5.00%, 1/1/2021	3,000	3,048

		3,312

Wisconsin — 0.1%

Wisconsin Housing and Economic Development Authority Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	1,200	1,200

Total Municipal Bonds (Cost $1,534,463)		1,534,827

Repurchase Agreements — 5.4%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $99,840, collateralized by U.S. Treasury Securities, 0.25% - 3.00%, due 2/15/2049 - 2/15/2050, with a value of $101,837. (Cost $99,840)	99,840	99,840

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 3.3%

New York — 0.6%

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	10,000	10,000

Other — 2.7%

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	11,000	11,000

Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	10,000	10,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	9,000	9,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.14%, 9/8/2020 # (c)	5,000	5,000

Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	10,000	10,000

Series 5 - 1000, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	5,000	5,000

		50,000

Total Variable Rate Demand Preferred Shares (Cost $60,000)		60,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 9.9%

Commercial Paper — 9.9%

Alachua County Health Facilities Authority Series 08-A, 0.18%, 10/8/2020	5,000	5,000

Board of Regents of the University of Texas System

Series A, 0.23%, 2/2/2021	5,000	5,001

Series A, 0.24%, 2/3/2021	1,000	1,000

Series A, 0.45%, 2/18/2021	5,000	5,006

Series A, 0.43%, 2/19/2021	3,500	3,504

Series A, 0.40%, 2/22/2021	5,000	5,005

California Statewide Communities Development Authority

0.50%, 9/9/2020	5,000	5,001

Series 08-C, 0.28%, 12/9/2020	17,500	17,504

Series B-5, 0.21%, 1/6/2021	5,000	5,001

Series 9B-4, 0.24%, 2/2/2021	5,000	5,001

City of Garland

0.23%, 9/14/2020	5,000	5,000

0.25%, 9/21/2020	4,500	4,500

City of Houston Series H-2, 0.24%, 10/7/2020	5,000	5,000

City of Jacksonville, Health Care Authority 0.23%, 2/4/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

City of Philadelphia

Series A-1, 0.19%, 11/12/2020	5,100	5,100

City of San Antonio, Electric and Gas System

Series C, 0.61%, 9/8/2020	10,000	10,001

County of Harris

Series J-1, 0.22%, 1/19/2021	100	100

Series J-1, 0.30%, 1/19/2021	250	250

County of Harris, Toll Road Authority (The)

Series E-2, 0.22%, 9/17/2020	2,450	2,450

Series E-1, 0.30%, 9/17/2020	3,060	3,060

Series E-1, 0.23%, 10/15/2020	3,300	3,300

Series E-2, 0.21%, 11/5/2020	10,000	10,001

County of Hillsborough

Series A, 0.24%, 9/24/2020	3,300	3,300

County of York

Series 00B3, 0.22%, 9/1/2020	12,000	12,000

Illinois Finance Authority

Series 12-H, 0.17%, 9/10/2020	5,000	5,000

Louisville & Jefferson County Metropolitan Sewer District

Series A-1, 0.32%, 9/1/2020	10,000	10,000

Massachusetts Health and Educational Facilities Authority

Series H-2, 0.25%, 11/5/2020	10,750	10,752

Omaha Public Power District

Series A, 0.19%, 12/7/2020	8,700	8,701

Southwestern Illinois Development Authority, Health Facilities

Series 17-B, 0.26%, 10/5/2020	4,870	4,871

Series 17-B, 0.19%, 10/16/2020	5,000	5,000

University of California

Series A, 0.35%, 2/22/2021	5,000	5,006

University of Houston

Series TE-A, 0.27%, 9/2/2020	679	679

University of Minnesota

0.18%, 10/9/2020	4,500	4,500

Total Commercial Paper (Cost $181,560)		181,594

Total Short-Term Investments (Cost $181,560)		181,594

Total Investments — 102.2% (Cost $1,875,863)		1,876,261
Liabilities in Excess of Other Assets — (2.2)%		(40,421)

NET ASSETS — 100.0%		1,835,840

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority

PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 7.4%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $233,814.[2]	233,813	233,813

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $25,000, collateralized by Asset-Backed Securities, 0.42% - 8.09%, due 1/25/2030 -1/25/2037, Collateralized Mortgage Obligations, 0.58% - 6.21%, due 7/25/2036 - 6/11/2042, Corporate Notes and Bonds, 4.88% - 12.00%, due 12/15/2022 - 2/15/2030, FHLMC, 2.48% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.23% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 6.35% - 7.63%, due 8/10/2024 -1/23/2030, with a value of $27,000.	25,000	25,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $10,000, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 1/25/2030 - 2/28/2040, Collateralized Mortgage Obligations, 0.37% - 6.00%, due 5/25/2035 - 7/20/2046, Corporate Notes and Bonds, 4.63% - 11.75%, due 4/1/2023 - 9/30/2039, FHLMC, 0.83% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% -11.88%, due 12/23/2023 - 9/30/2049, with a value of $10,801.	10,000	10,000

Total Repurchase Agreements (Cost $268,813)		268,813

Municipal Bonds — 0.4%

Alaska — 0.3%

Alaska Housing Finance Corp., State Capital Project Series 2019A, Rev., VRDO, 0.20%, 9/8/2020 (b)	10,000	10,000

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	5,000	5,141

Total Municipal Bonds (Cost $15,128)		15,141

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 92.2%

Commercial Paper — 51.1%

Atlantic Asset Securitization LLC 1.17%, 10/2/2020 (c) (d)	50,000	49,993

Banco Del Estado De Chile (Chile)

0.30%, 10/20/2020 (c) (d)	10,000	9,998

0.29%, 10/22/2020 (c) (d)	39,000	38,990

Barclays Bank plc (United Kingdom) 0.09%, 9/1/2020 (c) (d)	134,998	134,998

Barton Capital SA 0.11%, 9/1/2020 (c) (d)	90,374	90,374

BNG Bank NV (Netherlands) 1.20%, 9/1/2020 (c) (d)	34,000	34,000

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/9/2020 (e)	75,000	75,008

BNZ International Funding Ltd. (New Zealand) 0.19%, 11/9/2020 (c) (d)	55,000	54,988

BPCE SA (France) 0.46%, , 3/19/2021 (c) (d)	25,000	24,970

Caisse d’Amortissement de la Dette Sociale (France) 0.40%, 3/25/2021 (c) (d)	40,000	39,946

China Construction Bank Corp. (China) 0.10%, 9/1/2020 (c) (d)	120,649	120,649

Cooperatieve Rabobank UA (Netherlands) 0.08%, 9/1/2020 (d)	160,000	160,000

DBS Group Holdings Ltd. (Singapore) 0.83%, 11/4/2020 (c) (d)	45,000	44,987

Dexia Credit Local SA (France)

0.32%, 10/27/2020 (c) (d)	13,000	12,998

0.57%, 10/30/2020 (c) (d)	30,000	29,994

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/21/2020 (c) (e)	75,000	75,076

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, , 10/22/2020 (c) (e)	20,000	20,004

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/5/2020 (c) (e)	15,000	15,013

Exxon Mobil Corp. 2.15%, 9/24/2020 (d)	50,000	49,931

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.23%, 11/16/2020 (c) (d)	30,000	29,991

Industrial & Commercial Bank of China Ltd. 0.09%, 9/1/2020 (c) (d)	113,056	113,056

ING US Funding LLC (Netherlands) 0.45%, 2/1/2021 (d)	100,000	99,931

Landesbank Baden-Wurttemberg (Germany) 0.13%, 9/1/2020 (d)	80,000	80,000

LMA-Americas LLC

0.20%, 11/4/2020 (c) (d)	29,000	28,991

1.36%, 11/20/2020 (c) (d)	30,000	29,987

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.32%, 10/5/2020 (c) (d)	8,400	8,399

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 92.2%

Commercial Paper — 51.1%

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.22%), 0.41%, 9/24/2020 (c) (e)	100,000	100,086

Natixis SA (France) 1.91%, 11/13/2020 (d)	4,010	3,995

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/10/2020 (c) (e)	50,000	50,002

Sinopec Century Bright Capital Investment Ltd. (China) 0.40%, 9/1/2020 (c) (d)	30,000	30,000

Societe Generale SA (France)

0.56%, 10/26/2020 (c) (d)	22,600	22,595

0.49%, 11/2/2020 (c) (d)	3,000	2,999

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.50%, 10/26/2020 (c) (d)	50,000	49,988

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/6/2020 (c) (e)	75,000	75,082

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.36%), 0.46%, 9/1/2020 (c) (e)	50,000	50,016

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (c) (e)	10,000	10,012

Total Commercial Paper (Cost $1,866,288)		1,867,047

Certificates of Deposit — 22.2%

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 11/19/2020 (e)	35,000	35,017

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (e)	12,000	12,009

0.42%, 7/7/2021	35,000	35,062

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (e)	15,000	15,013

Credit Industriel et Commercial (France) 0.35%, 1/4/2021	35,000	35,021

Credit Suisse AG (Switzerland) 1.55%, 10/6/2020	5,000	5,000

Industrial & Commercial Bank of China Ltd. (China) 0.60%, 10/23/2020	35,000	35,019

MUFG Bank Ltd. (Japan)

1.15%, 10/19/2020	65,000	65,090

0.38%, 11/23/2020	35,000	35,017

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Natixis SA (France)

(US Federal Funds Effective Rate (continuous series) + 0.21%), 0.30%, 11/4/2020 (e)	12,000	12,000

0.57%, 12/2/2020	14,500	14,514

1.00%, 1/21/2021	20,000	20,064

0.55%, 2/17/2021	20,000	20,033

0.43%, 3/23/2021	10,270	10,281

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (e)	75,000	75,058

Oversea-Chinese Banking Corp. Ltd. (Singapore) 1.60%, 10/2/2020	30,000	30,000

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.18%), 0.27%, 9/1/2020 (e)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (e)	10,000	10,019

Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/12/2020 (e)	23,000	23,000

Standard Chartered Bank (United Kingdom)

2.09%, 9/18/2020	6,000	6,006

1.36%, 10/13/2020	65,000	65,089

Sumitomo Mitsui Banking Corp. (Japan)

0.22%, 11/30/2020	22,000	22,003

0.26%, 2/4/2021	90,000	90,011

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.42%, 11/2/2020	12,750	12,756

0.21%, 11/16/2020	11,000	11,001

Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (e)	30,000	30,009

UBS AG (Switzerland) 1.55%, 1/4/2021	25,000	25,114

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.08%), 0.39%, 9/9/2020 (e)	30,000	30,000

Total Certificates of Deposit (Cost $808,540)		809,206

Time Deposits — 14.8%

Credit Agricole Corporate and Investment Bank 0.09%, , 9/1/2020	70,000	70,000

Erste Group Bank AG 0.09%, , 9/1/2020	150,000	150,000

First Abu Dhabi Bank PJSC 0.08%, , 9/1/2020	140,000	140,000

Mizuho Bank Ltd. 0.09%, , 9/1/2020	180,000	180,000

Total Time Deposits (Cost $540,000)		540,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 4.1%

U.S. Treasury Bills

0.24%, 9/15/2020 (d)	50,000	49,998

0.26%, 10/15/2020 (d)	50,000	49,995

0.18%, 11/3/2020 (d)	50,000	49,992

Total U.S. Treasury Obligations (Cost $149,964)		149,985

Total Short-Term Investments (Cost $3,364,792)		3,366,238

Total Investments — 100.0% (Cost $3,648,733)		3,650,192
Other Assets Less Liabilities — 0.0%		425

NET ASSETS — 100.0%		3,650,617

Percentages	indicated are based on net assets.

Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.

Additional Investment Information:

[2] Agency Joint Trading Account II — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Securities Lending Money Market Fund	$233,813	$233,814	$238,500

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Securities Lending Money Market Fund
Bofa Securities, Inc.	0.09%	$172,112
Citibank NA	0.09%	29,227
Citigroup Global Markets Holdings, Inc.	0.09%	32,474

Total		$233,813

At August 31, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	2.13% - 3.60%	12/14/2029 - 5/10/2038
FHLMC	1.50% - 5.00%	2/1/2026 - 9/1/2050
FNMA	2.00% - 6.10%	4/1/2021 - 9/1/2050
GNMA	2.49% - 6.50%	3/20/2048 - 6/15/2049
U.S. Treasury Securities	1.75%	6/15/2022

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 25.1%

Barclays Capital, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $30,010, collateralized by Asset-Backed Securities, 0.68% - 8.29%, due 2/25/2024 - 4/25/2036, with a value of $33,000.	30,000	30,000

Barclays Capital, Inc., 0.41%, dated 8/31/2020, due 10/5/2020, repurchase price $20,008, collateralized by Asset-Backed Securities, 4.23% - 5.52%, due 2/18/2025 - 1/25/2043, with a value of $22,000.	20,000	20,000

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.00% - 4.34%, due 4/8/2022 - 3/15/2040, Collateralized Mortgage Obligations, 0.00% - 3.06%, due 2/18/2030 - 10/13/2048, Corporate Notes and Bonds, 0.44% - 8.38%, due 9/21/2020 - 9/15/2115, FHLMC, 2.00% - 4.50%, due 6/15/2032 - 8/1/2050, FNMA, 2.00% - 3.55%, due 11/1/2048 - 8/1/2050, GNMA, 1.40% - 5.50%, due 6/15/2028 - 5/20/2066 and Sovereign Government Securities, 0.38% - 2.63%, due 1/25/2022 - 7/29/2025, with a value of $105,544.	100,000	100,000

BMO Capital Markets Corp., 0.23%, dated 8/31/2020, due 9/7/2020, repurchase price $25,001, collateralized by Asset-Backed Securities, 2.38%, due 3/25/2035, Corporate Notes and Bonds, 0.91% - 6.50%, due 3/10/2022 - 12/31/2099, FHLMC, 2.54%, due 7/25/2026, FNMA, 2.60%, due 5/25/2024, GNMA, 3.16%, due 3/15/2062 and Sovereign Government Securities, 0.38% - 2.25%, due 1/25/2022 - 7/29/2025, with a value of $26,335.	25,000	25,000

BNP Paribas SA, 0.26%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.33% - 5.13%, due 4/20/2026 - 7/20/2043 and Corporate Notes and Bonds, 0.00% - 7.83%, due 10/30/2020 - 1/1/2099, with a value of $109,550.	100,000	100,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bofa Securities, Inc., 0.18%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 0.00% - 10.88%, due 10/30/2020 - 1/1/2099, with a value of $108,000.	100,000	100,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/5/2020, repurchase price $50,024, collateralized by FHLMC, 2.53% - 3.67%, due 4/25/2030 - 9/25/2045, FNMA Connecticut Avenue Securities, 1.40% - 2.30%, due 9/25/2029 - 7/25/2030 and Sovereign Government Securities, 2.55% - 7.88%, due 1/30/2025 - 5/15/2051, with a value of $52,814.	50,000	50,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/20/2020, repurchase price $100,068, collateralized by Corporate Notes and Bonds, 0.00% - 10.00%, due 9/30/2021 - 12/31/2099, with a value of $108,000.	100,000	100,000

Credit Suisse Securities USA LLC, 0.29%, dated 8/31/2020, due 9/2/2020, repurchase price $40,001, collateralized by Collateralized Mortgage Obligations, 0.00% - 1.66%, due 12/15/2036 - 5/25/2065, with a value of $43,202.	40,000	40,000

Credit Suisse Securities USA LLC, 0.51%, dated 8/31/2020, due 10/5/2020, repurchase price $50,025, collateralized by Asset-Backed Securities, 0.00% - 2.93%, due 8/1/2021 - 4/12/2024 and Collateralized Mortgage Obligations, 0.00% - 7.02%, due 8/25/2035 - 4/25/2065, with a value of $54,469.	50,000	50,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,000,005, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 11/27/2020 - 2/15/2050, with a value of $2,040,000.	2,000,000	2,000,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Sovereign Government Securities, 5.63% - 8.75%, due 2/4/2025 - 2/21/2047, with a value of $108,001.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $64,000, collateralized by Asset-Backed Securities, 4.00% - 4.55%, due 3/22/2029 - 2/25/2033, Corporate Notes and Bonds, 0.40% - 6.88%, due 3/9/2021 - 12/31/2099 and Sovereign Government Securities, 2.78% - 5.35%, due 3/15/2022 - 1/15/2050, with a value of $67,207.	64,000	64,000

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $170,001, collateralized by Asset-Backed Securities, 0.31% - 8.09%, due 11/18/2028 - 10/25/2046, Collateralized Mortgage Obligations, 0.37% - 4.35%, due 11/15/2032 - 12/16/2072, Corporate Notes and Bonds, 3.30% - 12.00%, due 6/1/2021 - 3/1/2030, FHLMC, 0.83% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 10.13%, due 1/22/2021 - 1/23/2050, with a value of $183,602.	170,000	170,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $75,002, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 3/17/2025 - 1/25/2037, Collateralized Mortgage Obligations, 0.46% - 6.21%, due 7/15/2036 - 8/17/2049, Corporate Notes and Bonds, 4.63% - 12.00%, due 11/21/2022 - 2/15/2030, FHLMC, 2.08% - 3.28%, due 1/25/2050 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.23% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% - 7.63%, due 5/9/2024 - 5/30/2040, with a value of $81,005.	75,000	75,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/2/2020, repurchase price $28,000, collateralized by Sovereign Government Securities, 2.13%, due 6/15/2022, with a value of $29,401.	28,000	28,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/3/2020, repurchase price $46,001, collateralized by Sovereign Government Securities, 2.13% - 6.95%, due 6/15/2022 - 1/28/2060, with a value of $48,372.	46,000	46,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 0.55%, dated 8/31/2020, due 9/21/2020, repurchase price $50,016, collateralized by Sovereign Government Securities, 2.13%, due 6/15/2022, with a value of $52,572.	50,000	50,000

Total Repurchase Agreements (Cost $3,148,000)		3,148,000

Corporate Notes — 0.7%

Banks — 0.7%

Barclays Bank plc (United Kingdom)

(OBFR + 0.15%), 0.23%, 9/1/2020 (b) (c)	50,000	50,000

(OBFR + 0.30%), 0.38%, 9/1/2020 (b) (c)	40,000	40,000

Total Corporate Notes (Cost $90,000)		90,000

Municipal Bonds — 0.2%

New York — 0.2%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021 (Cost $20,514)	20,000	20,514

Short-Term Investments — 73.9%

Certificates of Deposit — 41.1%

Banco Del Estado De Chile (Chile) 0.35%, 9/14/2020	25,000	25,000

Bank of Montreal (Canada) 0.23%, 2/12/2021	50,000	50,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.35%, 9/24/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.10%), 0.40%, 10/6/2020 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.08%), 0.34%, 10/23/2020 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b)	14,000	14,000

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/6/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.12%), 0.39%, 11/19/2020 (b)	40,000	40,000

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/3/2020 (b)	30,000	30,000

0.40%, 3/3/2021	50,000	50,000

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	50,000	50,000

0.42%, 7/7/2021	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

China Construction Bank Corp. (China)

0.65%, 10/22/2020	20,000	20,000

0.61%, 11/3/2020	25,000	25,000

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.09%), 0.43%, 9/2/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	10,000	10,000

1.10%, 10/14/2020	14,000	14,000

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/30/2020 (b)	29,000	29,000

(ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	8,000	8,000

(ICE LIBOR USD 3 Month + 0.32%), 0.56%, 11/7/2020 (b)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.04%), 0.32%, 11/17/2020 (b)	70,000	70,000

Credit Agricole Corporate and Investment Bank (France) 0.39%, 3/16/2021	17,000	17,000

Credit Industriel et Commercial (France)

1.40%, 10/1/2020	20,000	20,000

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/5/2020 (b)	25,000	25,000

1.25%, 10/13/2020	25,000	25,000

1.71%, 11/16/2020 (d)	25,000	24,910

0.65%, 11/20/2020 (d)	50,000	49,928

0.58%, 11/23/2020 (d)	50,000	49,933

0.50%, 12/1/2020 (d)	50,000	49,937

0.51%, 12/8/2020 (d)	50,000	49,931

0.34%, 1/4/2021	20,000	20,000

Credit Suisse AG (Switzerland)

1.40%, 10/2/2020	25,000	25,000

1.33%, 11/24/2020	60,000	60,000

0.47%, 2/26/2021	35,000	35,000

0.38%, 4/12/2021	50,000	50,000

0.29%, 5/17/2021	50,000	50,000

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	16,000	16,000

HSBC Bank USA NA

1.25%, 10/7/2020	65,000	65,000

1.15%, 10/14/2020	33,000	33,000

0.95%, 10/20/2020	20,000	20,000

Industrial & Commercial Bank of China Ltd. (China)

0.63%, 10/23/2020	17,000	17,000

0.60%, 10/26/2020	30,000	30,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

ING Bank Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.18%), 0.42%, 11/8/2020 (b)	45,000	45,000

ING Bank NV (Netherlands)

(ICE LIBOR USD 3 Month + 0.12%), 0.40%, 10/8/2020 (b)	80,000	80,000

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/5/2020 (b)	39,000	39,000

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/6/2020 (b)	15,000	15,000

0.54%, 2/11/2021	50,000	50,000

KBC Bank NV (Cayman Islands) 0.31%, 1/8/2021 (d)	25,000	24,972

Landesbank Hessen-Thueringen Girozentrale (Germany)

0.67%, 11/4/2020 (d)	50,000	49,941

0.58%, 11/16/2020 (d)	50,000	49,939

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.39%, 10/5/2020 (d)	25,000	24,991

0.36%, 1/15/2021	25,000	25,000

0.36%, 1/28/2021	50,000	50,000

Mizuho Bank Ltd. (Japan)

0.38%, 9/8/2020 (d)	25,000	24,998

0.31%, 9/15/2020	29,000	29,000

0.40%, 9/17/2020	15,000	15,000

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/20/2020 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	29,000	29,000

0.39%, 12/3/2020 (d)	100,000	99,899

0.36%, 1/19/2021	25,000	25,000

0.27%, 2/10/2021	35,000	34,999

MUFG Bank Ltd. (Japan)

0.40%, 9/21/2020 (d)	20,000	19,996

1.15%, 10/19/2020	50,000	50,000

0.39%, 11/20/2020	30,000	30,000

0.25%, 11/30/2020	29,000	29,000

0.38%, 11/30/2020	21,000	21,000

0.39%, 12/18/2020 (d)	50,000	49,942

0.23%, 1/20/2021	25,000	25,000

0.29%, 1/29/2021	30,000	30,000

0.27%, 2/4/2021	30,000	30,000

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/25/2020 (b)	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/27/2020 (b)	30,000	30,000

0.37%, 3/8/2021 (d)	200,000	199,615

0.38%, 3/23/2021 (d)	15,000	14,968

0.40%, 4/30/2021 (d)	29,000	28,923

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/4/2020 (b)	75,000	75,000

(ICE LIBOR USD 1 Month + 0.17%), 0.33%, 9/19/2020 (b)	50,000	50,000

1.40%, 10/2/2020	25,000	25,000

0.52%, 12/14/2020	80,000	80,000

0.55%, 2/17/2021	15,000	15,000

0.39%, 4/8/2021	5,000	5,000

0.29%, 5/3/2021	30,000	30,000

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.10%), 0.47%, 9/1/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/17/2020 (b)	40,000	40,000

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	25,000	25,000

1.12%, 10/15/2020	17,000	17,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	50,000	50,000

1.10%, 11/17/2020	10,000	10,000

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/21/2020 (b)	21,000	21,000

Norinchukin Bank (The) (Japan) 0.18%, 9/22/2020	25,000	25,000

Oversea-Chinese Banking Corp. Ltd. (Singapore)

1.08%, 9/14/2020	25,000	25,000

(ICE LIBOR USD 1 Month + 0.14%), 0.32%, 9/24/2020 (b)	25,000	25,000

Rabobank International (United Kingdom) 0.26%, 2/26/2021 (d)	29,000	28,963

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.18%), 0.27%, 9/1/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.12%), 0.42%, 9/24/2020 (b)	17,000	17,000

1.46%, 10/1/2020	15,000	15,000

(ICE LIBOR USD 3 Month + 0.11%), 0.38%, 10/9/2020 (b)	15,000	15,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	22,000	22,000

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.21%), 0.46%, 11/5/2020 (b)	13,000	13,000

1.30%, 1/7/2021	25,000	25,000

Skandinaviska Enskilda Banken AB (Sweden)

1.35%, 10/2/2020	25,000	25,000

0.25%, 5/11/2021	75,000	75,000

Standard Chartered Bank (United Kingdom) 0.97%, 10/27/2020	100,000	100,000

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/17/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/22/2020 (b)	28,000	28,000

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/28/2020 (b)	28,000	28,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/27/2020 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.03%), 0.31%, 11/17/2020 (b)	50,000	50,000

0.35%, 12/1/2020	22,000	22,000

0.30%, 1/29/2021	125,000	125,000

0.26%, 2/5/2021	40,000	40,000

0.26%, 2/24/2021 (d)	25,000	24,968

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.57%, 11/12/2020 (d)	75,000	74,915

0.55%, 11/13/2020 (d)	50,000	49,944

0.40%, 11/18/2020	50,000	50,000

Sumitomo Trust & Banking Japan Multi Strategy Fund (United Kingdom) 1.27%, 9/8/2020 (d)	25,000	24,994

Sumitomo Trust and Banking Co. (United Kingdom)

0.50%, 11/16/2020 (d)	50,000	49,947

0.50%, 11/18/2020 (d)	25,000	24,972

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/16/2020 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	9,000	9,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/19/2020 (b)	12,000	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.07%), 0.37%, 10/2/2020 (b)	17,000	17,000

1.12%, 10/14/2020	54,000	54,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 10/20/2020 (b)	35,000	35,000

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/30/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.13%), 0.37%, 11/7/2020 (b)	50,000	50,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.44%, 9/1/2020 (b)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	5,000	5,000

1.03%, 9/11/2020	25,000	25,000

(ICE LIBOR USD 1 Month + 0.18%), 0.35%, 9/21/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.19%), 0.47%, 10/7/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/28/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (b)	26,000	26,000

1.27%, 1/28/2021	60,000	60,000

0.41%, 7/6/2021	29,000	29,000

UBS AG (Switzerland)

1.50%, 10/2/2020	50,000	50,000

1.55%, 1/4/2021	75,000	75,000

1.55%, 1/6/2021	50,000	50,000

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	90,000	90,000

Total Certificates of Deposit (Cost $5,153,525)		5,153,525

Commercial Paper — 18.8%

Agricultural Bank of China Ltd. (China) 0.45%, 11/5/2020 (c) (d)	25,000	24,980

Alpine Securitization LLC (Switzerland)

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/20/2020 (b) (c)	50,000	50,000

0.37%, 1/6/2021 (c) (d)	50,000	49,935

0.31%, 5/5/2021 (c) (d)	25,000	24,947

Antalis SA (France) 1.60%, 9/1/2020 (c) (d)	27,440	27,440

Bank of Montreal (Canada) 1.05%, 9/14/2020 (d)	17,000	16,994

Barton Capital LLC 0.36%, 1/8/2021 (c) (d)	50,000	49,936

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Bedford Row Funding Corp.

(ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/3/2020 (b) (c)	100,000	100,000

1.01%, 9/9/2020 (c) (d)	25,000	24,994

1.01%, 9/14/2020 (c) (d)	15,000	14,995

(ICE LIBOR USD 3 Month + 0.06%), 0.32%, 11/1/2020 (b) (c)	22,000	22,000

BNG Bank NV (Netherlands) 1.20%, 9/1/2020 (c) (d)	110,000	110,000

BPCE SA (France) 0.46%, 3/19/2021 (c) (d)	10,000	9,975

Caisse d’Amortissement de la Dette Sociale (France)

0.29%, 1/20/2021 (c) (d)	117,000	116,869

0.40%, 3/25/2021 (c) (d)	75,000	74,829

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.22%), 0.29%, 9/1/2020 (b) (c)	75,000	75,000

1.05%, 9/10/2020 (c) (d)	18,000	17,995

Cancara Asset Securitisation LLC 0.15%, 9/10/2020 (d)	20,000	19,999

Concord Minutemen Capital Co. LLC Series A, 0.12%, 9/3/2020 (c) (d)	70,000	70,000

Credit Suisse AG (ICE LIBOR USD 3 Month + 0.17%), 0.49%, 9/15/2020 (b)	15,000	15,000

Dexia Credit Local SA (France)

0.57%, 10/28/2020 (c) (d)	25,000	24,977

0.57%, 10/30/2020 (c) (d)	90,000	89,916

0.31%, 12/1/2020 (c) (d)	100,000	99,922

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/22/2020 (b) (c)	21,000	21,000

Fairway Finance Co. LLC 1.32%, 10/6/2020 (c) (d)	25,000	24,968

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.25%, 10/16/2020 (c) (d)	100,000	99,969

0.25%, 10/23/2020 (c) (d)	27,000	26,990

0.24%, 11/3/2020 (c) (d)	25,000	24,990

0.23%, 11/16/2020 (c) (d)	75,000	74,964

0.23%, 11/20/2020 (c) (d)	28,000	27,986

FMS Wertmanagement (Germany) 0.25%, 1/20/2021 (d)	25,000	24,976

Honeywell International, Inc. 1.20%, 10/21/2020 (c) (d)	25,000	24,958

HSBC Bank plc (United Kingdom) 1.15%, 10/15/2020 (c) (d)	100,000	99,859

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

LMA-Americas LLC

0.40%, 1/15/2021 (c) (d)	24,400	24,363

0.23%, 2/8/2021 (c) (d)	26,400	26,373

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	30,000	30,000

National Bank of Canada (Canada)

0.25%, 1/22/2021 (c) (d)	30,000	29,970

0.23%, 2/4/2021 (c) (d)	25,000	24,975

PSP Capital, Inc. (Canada) (SOFR + 0.18%), 0.25%, 9/1/2020 (b) (c)	20,000	20,000

Royal Bank of Canada (Canada) (SOFR + 0.25%), 0.33%, 9/1/2020 (b) (c)	50,000	50,000

Sheffield Receivables Co. LLC (United Kingdom) 0.29%, 9/2/2020 (c) (d)	47,400	47,400

Shell International Finance BV (Netherlands) 2.15%, 1/15/2021 (c) (d)	25,000	24,797

Societe Generale SA (France) 0.57%, 10/27/2020 (c) (d)	15,000	14,987

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.40%, 11/30/2020 (c) (d)	25,000	24,975

0.26%, 2/4/2021 (c) (d)	25,000	24,972

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b) (c)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/15/2020 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.10%), 0.38%, 10/13/2020 (b) (c)	25,000	25,000

0.95%, 10/19/2020 (c) (d)	10,000	9,987

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/27/2020 (b) (c)	28,000	28,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.15%), 0.31%, 9/5/2020 (b) (c)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.19%), 0.48%, 9/27/2020 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (b) (c)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.18%), 0.44%, 11/5/2020 (b) (c)	16,000	16,000

UBS AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.10%), 0.41%, 10/3/2020 (b) (c)	30,000	30,000

1.14%, 1/22/2021 (c) (d)	115,000	114,478

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Westpac Banking Corp. (Australia) 0.37%, 3/4/2021 (c) (d)	35,000	34,933

Total Commercial Paper (Cost $2,360,573)		2,360,573

U.S. Treasury Obligations — 7.1%

U.S. Treasury Bills

0.15%, 9/8/2020 (d)	50,000	49,999

0.10%, 9/22/2020 (d)	150,000	149,991

0.15%, 9/24/2020 (d)	100,000	99,990

0.17%, 9/29/2020 (d)	100,000	99,987

0.31%, 10/15/2020 (d)	75,000	74,972

0.15%, 10/20/2020 (d)	110,000	109,978

0.12%, 11/10/2020 (d)	50,000	49,989

0.10%, 11/12/2020 (d)	50,000	49,990

0.12%, 11/19/2020 (d)	200,000	199,946

Total U.S. Treasury Obligations (Cost $884,842)		884,842

Time Deposits — 6.9%

Australia & New Zealand Banking Group Ltd. 0.11%, 9/3/2020	200,000	200,000

Credit Agricole Corporate and Investment Bank 0.09%, 9/1/2020	475,310	475,310

Interfund Lending 0.83%, 9/1/2020	4,366	4,366

Mizuho Bank Ltd. 0.09%, 9/1/2020	180,000	180,000

Total Time Deposits (Cost $859,676)		859,676

Total Short-term Investments (Cost $9,258,616)		9,258,616

Total Investments — 99.9% (Cost $12,517,130)*		12,517,130
Other Assets Less Liabilities — 0.1%		17,717

NET ASSETS — 100.0%		12,534,847

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 37.5%

FFCB

(SOFR + 0.07%), 0.14%, 9/1/2020 (b)	105,000	105,000

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 9/1/2020 (b)	275,000	275,000

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.19%, 9/1/2020 (b)	200,000	199,968

(ICE LIBOR USD 1 Month + 0.04%), 0.20%, 9/1/2020 (b)	450,000	450,000

(Federal Reserve Bank Prime Loan Rate US - 3.00%), 0.25%, 9/1/2020 (b)	175,000	175,000

(Federal Reserve Bank Prime Loan Rate US - 2.98%), 0.28%, 9/1/2020 (b)	255,000	255,044

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 0.33%, 9/1/2020 (b)	325,000	325,000

(SOFR + 0.30%), 0.37%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	1,500,000	1,500,000

(ICE LIBOR USD 1 Month + 0.03%), 0.19%, 9/3/2020 (b)	350,000	350,000

(ICE LIBOR USD 1 Month - 0.02%), 0.14%, 9/4/2020 (b)	300,000	300,000

(ICE LIBOR USD 1 Month + 0.05%), 0.21%, 9/5/2020 (b)	450,000	449,998

(ICE LIBOR USD 1 Month + 0.35%), 0.51%, 9/5/2020 (b)	50,000	50,065

(ICE LIBOR USD 1 Month + 0.00%), 0.15%, 9/6/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.00%), 0.15%, 9/8/2020 (b)	90,000	89,998

(ICE LIBOR USD 1 Month + 0.04%), 0.19%, 9/8/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.09%), 0.24%, 9/8/2020 (b)	550,000	549,997

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/14/2020 (b)	250,000	249,992

(ICE LIBOR USD 1 Month + 0.06%), 0.22%, 9/15/2020 (b)	375,000	374,998

(ICE LIBOR USD 1 Month + 0.05%), 0.21%, 9/16/2020 (b)	50,000	50,000

DN, 0.52%, 9/16/2020 (c)	100,000	99,978

(ICE LIBOR USD 1 Month + 0.06%), 0.24%, 9/23/2020 (b)	275,000	275,003

(ICE LIBOR USD 1 Month + 0.04%), 0.22%, 9/24/2020 (b)	550,000	550,000

(ICE LIBOR USD 1 Month + 0.01%), 0.19%, 9/25/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.04%), 0.21%, 9/27/2020 (b)	185,000	184,999

(ICE LIBOR USD 1 Month + 0.07%), 0.22%, 9/28/2020 (b)	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 1 Month + 0.03%), 0.18%, 9/30/2020 (b)	250,000	250,000

DN, 0.52%, 10/16/2020 (c)	50,000	49,968

FHLB

(SOFR + 0.01%), 0.08%, 9/1/2020 (b)	1,900,000	1,900,000

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	1,250,000	1,250,000

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	274,000	274,000

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	505,000	505,000

(SOFR + 0.05%), 0.12%, 9/1/2020 (b)	300,000	300,000

(SOFR + 0.06%), 0.12%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.06%), 0.13%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.07%), 0.14%, 9/1/2020 (b)	10,000	10,000

(SOFR + 0.08%), 0.15%, 9/1/2020 (b)	274,800	274,800

(SOFR + 0.09%), 0.16%, 9/1/2020 (b)	1,707,750	1,707,749

(SOFR + 0.10%), 0.17%, 9/1/2020 (b)	450,000	450,000

(SOFR + 0.12%), 0.19%, 9/1/2020 (b)	515,000	515,000

(ICE LIBOR USD 1 Month + 0.04%), 0.20%, 9/1/2020 (b)	900,000	900,000

(SOFR + 0.20%), 0.27%, 9/1/2020 (b)	250,000	250,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	200,000	200,000

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/5/2020 (b)	62,750	62,746

DN, 0.52%, 9/9/2020 (c)	1,000,000	999,884

(ICE LIBOR USD 1 Month + 0.00%), 0.16%, 9/10/2020 (b)	225,000	225,000

(ICE LIBOR USD 1 Month - 0.06%), 0.11%, 9/11/2020 (b)	1,408,000	1,408,002

(ICE LIBOR USD 1 Month + 0.00%), 0.17%, 9/12/2020 (b)	850,000	850,000

(ICE LIBOR USD 1 Month + 0.00%), 0.17%, 9/12/2020(b)	100,000	100,000

(ICE LIBOR USD 1 Month + 0.00%), 0.16%, 9/14/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.04%), 0.12%, 9/16/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month + 0.02%), 0.18%, 9/19/2020 (b)	630,320	630,387

DN, 0.27%, 9/22/2020 (c)	500,000	499,921

(ICE LIBOR USD 1 Month - 0.03%), 0.15%, 9/24/2020 (b)	250,000	250,000

(ICE LIBOR USD 1 Month - 0.03%), 0.15%, 9/24/2020 (b)	898,000	897,946

(ICE LIBOR USD 1 Month + 0.01%), 0.19%, 9/24/2020 (b)	470,000	470,003

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	90,000	89,982

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	250,000	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.01%), 0.16%, 9/26/2020 (b)	279,900	279,871

(ICE LIBOR USD 1 Month - 0.02%), 0.15%, 9/27/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/28/2020 (b)	1,000,000	1,000,000

DN, 0.52%, 9/30/2020 (c)	1,000,000	999,581

2.63%, 10/1/2020	204,930	205,092

DN, 0.32%, 10/2/2020 (c)	375,000	374,897

(ICE LIBOR USD 3 Month - 0.09%), 0.21%, 10/4/2020 (b)	500,000	500,000

DN, 0.30%, 10/5/2020 (c)	2,999,500	2,998,650

DN, 0.32%, 10/6/2020 (c)	1,000,000	999,689

(ICE LIBOR USD 3 Month - 0.10%), 0.17%, 10/9/2020 (b)	1,300,000	1,300,000

DN, 0.52%, 10/9/2020 (c)	500,000	499,726

(ICE LIBOR USD 3 Month - 0.10%), 0.17%, 10/13/2020 (b)	700,000	700,000

(ICE LIBOR USD 3 Month - 0.13%), 0.14%, 10/14/2020 (b)	100,000	100,000

DN, 0.20%, 10/14/2020 (c)	500,000	499,881

DN, 0.20%, 10/15/2020 (c)	250,000	249,939

DN, 0.15%, 10/30/2020 (c)	255,000	254,937

(ICE LIBOR USD 3 Month - 0.12%), 0.13%, 11/5/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.20%), 0.05%, 11/9/2020 (b)	500,000	500,029

(SOFR + 0.01%), 0.08%, 11/12/2020 (b)	370,000	370,000

(ICE LIBOR USD 3 Month - 0.14%), 0.13%, 11/12/2020 (b)	150,000	150,000

DN, 0.11%, 11/13/2020 (c)	250,000	249,944

(ICE LIBOR USD 3 Month - 0.13%), 0.14%, 11/14/2020 (b)	250,000	250,000

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020(b)	1,800,000	1,800,000

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.15%), 0.14%, 11/17/2020 (b)	250,000	250,000

(ICE LIBOR USD 3 Month - 0.15%), 0.12%, 11/19/2020 (b)	150,000	150,000

DN, 0.11%, 11/20/2020 (c)	375,000	374,908

(ICE LIBOR USD 3 Month - 0.13%), 0.16%, 11/20/2020 (b)	400,000	400,000

(ICE LIBOR USD 3 Month - 0.12%), 0.14%, 11/24/2020 (b)	350,000	350,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 3 Month - 0.12%), 0.11%, 11/26/2020 (b)	400,000	400,000

DN, 0.11%, 11/27/2020 (c)	150,000	149,960

0.19%, 12/10/2020	500,000	499,982

0.20%, 12/11/2020	250,000	249,997

0.14%, 5/24/2021	250,000	249,979

1.13%, 7/14/2021	290,000	292,469

FHLMC

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	127,000	126,998

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.27%), 0.34%, 9/1/2020 (b)	1,250,000	1,250,000

(SOFR + 0.28%), 0.35%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.30%), 0.37%, 9/1/2020 (b)	2,500,000	2,500,419

FNMA

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.05%), 0.12%, 9/1/2020 (b)	349,800	349,800

(SOFR + 0.17%), 0.24%, 9/1/2020 (b)	249,750	249,750

(SOFR + 0.20%), 0.27%, 9/1/2020 (b)	1,950,000	1,950,000

(SOFR + 0.23%), 0.30%, 9/1/2020 (b)	840,000	840,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.26%), 0.33%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.28%), 0.35%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.32%), 0.39%, 9/1/2020 (b)	2,450,000	2,450,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	2,500,000	2,500,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	750,000	750,000

1.25%, 5/6/2021	400,375	403,439

FNMA ACES (SOFR + 0.20%), 0.27%, 9/1/2020 (b)	1,200,000	1,200,000

Total U.S. Government Agency Securities (Cost $67,870,365)		67,870,365

Repurchase Agreements — 29.3%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $2,550,006. [1]	2,550,000	2,550,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $604,710. [2]	604,708	604,708

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $92,456. [3]	92,456	92,456

Bank of America NA, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $750,002, collateralized by GNMA, 3.00%, due 9/20/2046, with a value of $765,000.	750,000	750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Bank of Montreal, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $115,000, collateralized by GNMA, 3.00%, due 6/20/2050, with a value of $117,300.	115,000	115,000

Bank of Montreal, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $500,012, collateralized by U.S. Treasury Securities, 0.25% - 3.63%, due 1/15/2028 - 2/15/2050, with a value of $510,155.	500,000	500,000

Bank of Nova Scotia (The), 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,500,004, collateralized by FHLMC, 2.50% - 6.00%, due 5/1/2028 - 5/1/2050, FNMA, 2.22% - 5.50%, due 7/1/2028 - 5/1/2058 and U.S. Treasury Securities, 2.88%, due 10/31/2023 - 5/15/2028, with a value of $1,530,000.	1,500,000	1,500,000

Bank of Nova Scotia (The), 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $1,000,009, collateralized by FHLMC, 3.00% - 6.50%, due 5/1/2021 - 5/1/2050, FNMA, 2.00% - 5.50%, due 6/1/2025 - 6/1/2050 and GNMA, 2.00% - 5.00%, due 10/20/2039 - 8/20/2050, with a value of $1,020,000.	1,000,000	1,000,000

Barclays Capital, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $106,637, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2022 - 5/15/2044, with a value of $108,770.	106,637	106,637

Barclays Capital, Inc., 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $500,004, collateralized by GNMA, 2.50% - 5.50%, due 1/20/2046 - 8/20/2050, with a value of $510,000.	500,000	500,000

BMO Capital Markets Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $400,001, collateralized by FFCB, 0.24%, due 7/13/2022, FHLMC, 1.50% - 6.00%, due 6/25/2027 - 9/1/2050, FNMA, 0.30% - 6.50%, due 1/1/2024 - 9/1/2050 and GNMA, 0.75% - 10.57%, due 7/15/2024 - 7/20/2070 with a value of $408,759.	400,000	400,000

BMO Capital Markets Corp., 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $600,014, collateralized by FFCB, 0.24%, due 7/13/2022, FHLB, 1.38%, due 9/28/2020, FHLMC, 2.00% - 5.00%, due 9/15/2028 - 9/1/2050, FNMA, 1.50% - 6.10%, due 11/1/2030 - 8/1/2050 and GNMA, 0.66% - 8.50%, due 11/15/2021 - 7/20/2070 with a value of $612,531.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.13%, dated 8/31/2020, due 9/7/2020, repurchase price $500,013, collateralized by FHLMC, 0.00% - 4.37%, due 6/15/2028 - 8/15/2054, FNMA, 1.21% - 6.30%, due 9/25/2027 - 9/1/2050 and GNMA, 1.15% - 5.50%, due 4/20/2034 - 7/20/2070, with a value of $512,377.	500,000	500,000

BMO Capital Markets Corp., 0.13%, dated 8/31/2020, due 9/7/2020, repurchase price $500,013, collateralized by FFCB, 0.24%, due 7/13/2022, FHLB, 2.38%, due 2/8/2021, FHLMC, 1.00% - 4.50%, due 4/25/2025 - 9/25/2050, FNMA, 1.32% - 6.50%, due 5/1/2021 - 9/25/2050 and GNMA, 0.56% - 6.05%, due 2/15/2022 - 6/20/2070 with a value of $513,618.	500,000	500,000

BNP Paribas SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $510,001, collateralized by U.S. Treasury Securities, 0.63% - 3.00%, due 6/15/2021 - 2/15/2049, with a value of $520,201.	510,000	510,000

BNP Paribas SA, 0.11%, dated 8/31/2020, due 9/7/2020, repurchase price $1,000,021, collateralized by FFCB, 2.99% - 3.54%, due 7/18/2034 - 3/9/2038, FHLB, 3.90% - 4.13%, due 10/24/2029 - 2/25/2036, FHLMC, 0.38% - 7.00%, due 5/5/2023 - 5/1/2050, FNMA, 0.00% - 9.00%, due 3/1/2022 - 7/25/2050, GNMA, 0.79% - 7.00%, due 7/15/2024 - 5/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 9/15/2020 - 5/15/2049, with a value of $1,020,546.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $1,000,023, collateralized by FHLB, 3.54%, due 5/28/2036, FHLMC, 2.50% - 7.00%, due 3/15/2029 - 8/1/2050, FNMA, 0.00% - 6.00%, due 10/25/2020 - 10/1/2056, GNMA, 2.50% - 6.50%, due 5/15/2025 - 2/20/2069 and U.S. Treasury Securities, 0.00% - 3.38%, due 10/31/2020 - 2/15/2049 with a value of $1,020,512.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,047, collateralized by FHLB, 3.90% - 4.13%, due 5/25/2035 - 2/25/2036, FHLMC, 3.00% - 7.00%, due 3/15/2029 - 3/1/2050, FNMA, 2.50% - 6.50%, due 10/25/2020 - 8/1/2050, GNMA, 2.88% - 5.50%, due 5/20/2042 - 10/20/2067 and U.S. Treasury Securities, 0.00% - 4.38%, due 9/15/2020 - 11/15/2048 with a value of $2,040,605.	2,000,000	2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.14%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,054, collateralized by FHLB, 3.93%, due 7/11/2033, FHLMC, 0.00% - 7.00%, due 12/11/2025 - 7/1/2050, FNMA, 0.00% - 6.00%, due 10/25/2020 - 8/1/2050, GNMA, 2.13% - 8.00%, due 12/15/2026 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 7.50%, due 9/17/2020 - 8/15/2050 with a value of $2,040,726.	2,000,000	2,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 11/6/2020, repurchase price $1,000,223, collateralized by FFCB, 3.54%, due 1/25/2038, FHLB, 3.90% - 5.25%, due 12/9/2022 - 2/25/2036, FHLMC, 0.00% - 7.00%, due 3/15/2028 - 4/1/2050, FNMA, 0.00% - 7.50%, due 9/1/2022 - 8/1/2050, GNMA, 0.82% - 6.50%, due 5/15/2023 - 1/20/2069 and U.S. Treasury Securities, 0.00% - 7.88%, due 9/15/2020 - 11/15/2049, with a value of $1,020,344.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 12/1/2020, repurchase price $500,153, collateralized by FHLB, 4.00%, due 7/19/2033, FHLMC, 0.38% - 6.00%, due 5/5/2023 - 4/1/2050, FNMA, 0.00% - 7.00%, due 11/15/2030 - 8/1/2050, GNMA, 0.79% - 9.50%, due 9/15/2024 - 5/20/2050 and U.S. Treasury Securities, 0.00% - 3.13%, due 12/31/2020 - 5/15/2050 with a value of $510,180.	500,000	500,000

Canadian Imperial Bank of Commerce, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 11/30/2021 - 11/15/2049, with a value of $357,001.	350,000	350,000

Canadian Imperial Bank of Commerce, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $675,002, collateralized by FHLMC, 2.90% - 4.00%, due 1/1/2029 - 7/1/2050, FNMA, 2.00% - 4.50%, due 6/1/2021 - 7/1/2050 and GNMA, 3.00% - 4.71%, due 10/20/2045 - 8/20/2069, with a value of $688,502.	675,000	675,000

Citigroup Global Markets Holdings, Inc., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.13% - 7.13%, due 7/15/2021 - 2/28/2023, with a value of $510,000.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 0.08%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.25% - 0.88%, due 7/15/2021 - 7/15/2029, with a value of $1,020,000.	1,000,000	1,000,000

Daiwa Capital Markets America, Inc., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,000,008, collateralized by FFCB, 0.58% - 1.14%, due 6/18/2026 - 8/20/2029, FHLB, 0.13% - 3.00%, due 8/20/2021 - 10/12/2021, FHLMC, 1.00% - 5.50%, due 7/1/2024 - 9/1/2050, FNMA, 0.88% - 6.50%, due 3/1/2022 - 3/1/2052, GNMA, 2.00% - 6.00%, due 10/15/2033 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 3.63%, due 9/17/2020 - 5/15/2050, with a value of $3,060,008.	3,000,000	3,000,000

Goldman Sachs & Co. LLC, 0.04%, dated 8/31/2020, due 9/1/2020, repurchase price $800,001, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 11/27/2020 - 5/15/2026, with a value of $816,000.	800,000	800,000

Goldman Sachs & Co. LLC, 0.07%, dated 8/31/2020, due 9/3/2020, repurchase price $1,500,009, collateralized by U.S. Treasury Securities, 0.13% - 5.38%, due 7/31/2021 - 2/15/2048, with a value of $1,530,000.	1,500,000	1,500,000

Goldman Sachs & Co. LLC, 0.08%, dated 8/31/2020, due 9/3/2020, repurchase price $1,500,010, collateralized by FHLMC, 2.50% - 5.50%, due 5/1/2027 - 2/1/2050 and FNMA, 2.50% - 6.50%, due 3/1/2027 - 2/1/2057, with a value of $1,530,000.	1,500,000	1,500,000

ING Financial Markets LLC, 0.12%, dated 8/31/2020, due 9/4/2020, repurchase price $350,005, collateralized by FHLMC, 2.50% - 4.50%, due 9/1/2043 - 7/1/2050, FNMA, 2.50% - 4.50%, due 8/1/2035 - 1/1/2057 and GNMA, 3.00%, due 10/20/2049, with a value of $357,036.	350,000	350,000

ING Financial Markets LLC, 0.10%, dated 8/31/2020, due 9/21/2020, repurchase price $300,018, collateralized by FHLMC, 2.78% - 4.00%, due 6/1/2047 - 1/1/2050, FNMA, 2.51% - 4.50%, due 5/1/2032 - 9/1/2057 and GNMA, 3.00%, due 10/20/2049, with a value of $306,027.	300,000	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.10%, dated 8/31/2020, due 9/21/2020, repurchase price $350,020, collateralized by FHLMC, 3.50% - 4.50%, due 9/1/2042 - 4/1/2049, FNMA, 3.38% - 5.00%, due 6/1/2042 - 9/1/2057 and GNMA, 5.00%, due 1/20/2049, with a value of $357,031.	350,000	350,000

ING Financial Markets LLC, 0.11%, dated 8/31/2020, due 9/23/2020, repurchase price $300,021, collateralized by FHLMC, 2.50% - 4.50%, due 12/1/2042 - 7/1/2050, FNMA, 3.00% - 5.00%, due 5/1/2042 - 7/1/2056 and GNMA, 3.00%, due 10/20/2049, with a value of $306,033.	300,000	300,000

Metropolitan Life Insurance Co., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,003, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2027 - 11/15/2047, with a value of $1,020,003.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.08%, dated 8/31/2020, due 9/1/2020, repurchase price $1,300,003, collateralized by GNMA, 2.50% - 5.00%, due 8/15/2038 - 7/20/2050, with a value of $1,322,995.	1,300,000	1,300,000

Natixis SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $850,002, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 3/31/2021 - 8/15/2050, with a value of $867,002.	850,000	850,000

Natixis SA, 0.12%, dated 8/31/2020, due 11/23/2020, repurchase price $1,000,280, collateralized by FHLB, 4.08%, due 5/25/2033, FHLMC, 0.00% - 8.00%, due 10/1/2021 - 8/1/2050, FNMA, 0.00% - 8.50%, due 12/1/2020 - 10/25/2058, GNMA, 1.75% - 8.50%, due 4/15/2022 - 7/20/2069, Tennessee Valley Authority, 4.25%, due 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.50%, due 1/15/2021 - 8/15/2050, with a value of $1,023,799.	1,000,000	1,000,000

Natwest Markets Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 9/15/2020 - 11/15/2048, with a value of $1,020,002.	1,000,000	1,000,000

Nomura Securities Co. Ltd., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 9/15/2020 - 8/15/2049, with a value of $510,001.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,500,009, collateralized by FFCB, 0.00%, due 5/3/2021, FHLMC, 2.00% - 9.50%, due 9/15/2020 - 9/1/2050, FNMA, 1.50% - 9.50%, due 9/25/2020 - 2/1/2052, GNMA, 1.30% - 10.00%, due 9/15/2020 - 1/20/2070 and U.S. Treasury Securities, 2.00% - 6.13%, due 3/15/2021 - 11/15/2027 with a value of $3,570,009.	3,500,000	3,500,000

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/4/2020, repurchase price $550,013, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $560,652.	550,000	550,000

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/11/2020, repurchase price $250,016, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $254,842.	250,000	250,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/2/2020, repurchase price $200,027, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $203,873.	200,000	200,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/5/2020, repurchase price $500,073, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $509,683.	500,000	500,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/16/2020, repurchase price $450,086, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $458,715.	450,000	450,000

Norinchukin Bank (The), 0.14%, dated 8/31/2020, due 10/27/2020, repurchase price $300,067, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $305,810.	300,000	300,000

RBC Capital Markets LLC, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $250,001, collateralized by FHLMC, 0.52% - 2.86%, due 3/25/2023 - 1/15/2043 and U.S. Treasury Securities, 2.88%, due 5/15/2049, with a value of $257,499.	250,000	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

RBC Capital Markets LLC, 0.15%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,058, collateralized by FHLMC, 0.34% - 5.88%, due 6/25/2022 - 1/25/2046, FNMA, 2.50% - 6.60%, due 10/1/2020 - 5/25/2050, GNMA, 0.68% - 5.50%, due 1/20/2039 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 2.63%, due 10/1/2020 - 2/15/2029 with a value of $2,059,573.	2,000,000	2,000,000

Royal Bank of Canada, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,950,007, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 3/31/2021 - 8/15/2048, with a value of $3,009,008.	2,950,000	2,950,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/2/2020, repurchase price $1,000,004, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/10/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 0.12%, dated 8/31/2020, due 9/2/2020, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 9/15/2020 - 8/15/2050, with a value of $510,000.	500,000	500,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/3/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 0.12%, dated 8/31/2020, due 9/4/2020, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 9/24/2020 - 2/15/2046, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,100,002, collateralized by U.S. Treasury Securities, 0.50% - 3.75%, due 1/31/2025 - 8/15/2044, with a value of $1,122,002.	1,100,000	1,100,000

Sumitomo Mitsui Banking Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,000,008, collateralized by GNMA, 3.00% - 4.50%, due 10/20/2042 - 11/20/2049, with a value of $3,060,008.	3,000,000	3,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $902,067. [4]	902,065	902,065

Total Repurchase Agreements (Cost $52,955,866)		52,955,866

U.S. Treasury Obligations — 3.1%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	25,450	25,438

U.S. Treasury Notes

1.38%, 9/15/2020	150,000	149,986

2.00%, 9/30/2020	500,000	500,143

1.63%, 10/15/2020	357,214	357,207

1.38%, 10/31/2020	691,000	690,680

1.75%, 10/31/2020	672,000	672,098

2.88%, 10/31/2020	359,000	359,704

1.75%, 11/15/2020	62,000	62,011

2.63%, 11/15/2020	645,000	646,266

1.63%, 11/30/2020	330,000	329,984

2.00%, 11/30/2020	100,000	100,087

2.75%, 11/30/2020	285,000	285,765

1.88%, 12/15/2020	395,000	395,259

2.25%, 4/30/2021	600,000	608,419

2.13%, 8/15/2021	100,000	101,889

2.75%, 8/15/2021	275,000	281,832

Total U.S. Treasury Obligations (Cost $5,566,768)		5,566,768

Short-Term Investments — 29.7%

U.S. Treasury Obligations — 29.7%

U.S. Treasury Bills

0.08%, 9/1/2020 (c)	200,000	200,000

0.15%, 9/3/2020 (c)	1,651,500	1,651,486

0.12%, 9/8/2020 (c)	5,000,000	4,999,883

0.14%, 9/10/2020 (c)	2,573,050	2,572,957

0.12%, 9/15/2020 (c)	1,900,000	1,899,910

0.18%, 9/17/2020 (c)	4,000,000	3,999,689

0.10%, 9/22/2020 (c)	1,100,000	1,099,936

0.15%, 10/1/2020 (c)	6,778,000	6,777,128

0.10%, 10/13/2020 (c)	1,000,000	999,883

0.16%, 10/20/2020 (c)	2,500,000	2,499,473

0.15%, 10/27/2020 (c)	3,000,000	2,999,299

0.17%, 11/3/2020 (c)	2,775,000	2,774,174

0.18%, 11/10/2020 (c)	4,000,000	3,998,600

0.19%, 11/17/2020 (c)	5,000,000	4,997,985

0.11%, 12/1/2020 (c)	2,000,000	1,999,444

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.11%, 1/5/2021 (c)	5,000,000	4,998,075

0.12%, 1/19/2021 (c)	2,173,000	2,171,986

0.12%, 2/25/2021 (c)	1,000,000	999,410

0.12%, 3/4/2021 (c)	2,200,000	2,198,716

Total U.S. Treasury Obligations (Cost $53,838,034)		53,838,034

Total Short-Term Investments (Cost $53,838,034)		53,838,034

Total Investments — 99.6% (Cost $180,231,033)*		180,231,033
Other Assets Less Liabilities — 0.4%		687,904

NET ASSETS — 100.0%		180,918,937

Percentages	indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$2,550,000	$2,550,006	$2,601,533

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.09%	$900,000
Credit Agricole Corporate and Investment Bank	0.09%	900,000
TD Securities (USA) LLC	0.09%	750,000

Total		$2,550,000

At August 31, 2020, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	3.98%	4/5/2038
FHLB	3.50%	2/22/2029
FHLMC	0.00% - 7.00%	4/1/2022 - 8/1/2050
FNMA	2.00% - 6.00%	10/25/2020 - 10/1/2056
GNMA	0.79% - 6.50%	9/15/2024 - 11/20/2067
U.S. Treasury Securities	0.00% - 3.38%	1/21/2021 - 11/15/2048

[2] Agency Joint Trading Account II — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$604,708	$604,710	$616,829

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Bofa Securities, Inc.	0.09%	$445,132
Citibank NA	0.09%	75,589
Citigroup Global Markets Holdings, Inc.	0.09%	83,987

Total		$604,708

At August 31, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	2.13% - 3.60%	12/14/2029 - 5/10/2038
FHLMC	1.50% - 5.00%	2/1/2026 - 9/1/2050
FNMA	2.00% - 6.10%	4/1/2021 - 9/1/2050
GNMA	2.49% - 6.50%	3/20/2048 - 6/15/2049
U.S. Treasury Securities	1.75%	6/15/2022

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

[3] Agency Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$92,456	$92,456	$94,335

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.09%	$92,456

At August 31, 2020, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.66% - 7.50%	11/1/2023 - 6/1/2050
FNMA	0.00% - 7.50%	10/25/2020 - 8/1/2050

[4] Treasury Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$902,065	$902,067	$920,106

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Credit Agricole Corporate and Investment Bank	0.07%	$656,047
Societe Generale SA	0.07%	246,018

Total		$902,065

At August 31, 2020, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/10/2020 - 2/15/2050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 36.0%

Bank of Nova Scotia (The), 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $522,934, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 1/26/2021 - 5/15/2048, with a value of $533,391.	522,933	522,933

Bofa Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 4/15/2021 - 8/15/2028, with a value of $510,000.	500,000	500,000

Bofa Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $521,733, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 9/30/2021 - 2/15/2048, with a value of $532,167.	521,732	521,732

Deutsche Bank Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $748,222, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 12/24/2020 - 11/15/2048, with a value of $763,186.	748,221	748,221

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,000,005, collateralized by U.S. Treasury Securities, 0.50% - 2.38%, due 5/15/2027 - 8/15/2027, with a value of $2,040,000.	2,000,000	2,000,000

Goldman Sachs & Co. LLC, 0.04%, dated 8/31/2020, due 9/1/2020, repurchase price $700,001, collateralized by U.S. Treasury Securities, 0.00% - 2.00%, due 11/15/2020 - 5/15/2046, with a value of $714,000.	700,000	700,000

J.P. Morgan Securities LLC, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.00%, due 11/17/2020, with a value of $255,001.	250,000	250,000

Natixis SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 6/30/2021 - 7/31/2026, with a value of $255,001.	250,000	250,000

Nomura Securities Co. Ltd., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 9/8/2020 - 2/15/2044, with a value of $357,001.	350,000	350,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/11/2020, repurchase price $250,016, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $253,930.	250,000	250,000

Norinchukin Bank (The), 0.17%, dated 8/31/2020, due 9/18/2020, repurchase price $250,021, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $253,930.	250,000	250,000

Norinchukin Bank (The), 0.14%, dated 8/31/2020, due 10/27/2020, repurchase price $200,044, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $203,144.	200,000	200,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2020 - 2/15/2050, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $3,250,006, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 9/24/2020 - 11/15/2024, with a value of $3,315,007.	3,250,000	3,250,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $1,871,995. [1]	1,871,991	1,871,991

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $1,158,266. [3]	1,158,264	1,158,264

Total Repurchase Agreements (Cost $13,323,141)		13,323,141

U.S. Treasury Obligations 16.2%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.21%, 9/1/2020 (b)	3,000	3,000

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	800,000	799,971

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	1,250,000	1,249,808

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.25%, 9/1/2020 (b)	500,000	500,100

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	400,000	399,879

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	300,000	300,185

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 10/31/2020 (b)	350,000	350,002

U.S. Treasury Notes

1.38%, 9/15/2020	541,000	540,950

1.63%, 10/15/2020	375,469	375,461

1.38%, 10/31/2020	171,000	170,920

1.75%, 10/31/2020	122,000	122,020

1.75%, 11/15/2020	150,000	150,028

2.63%, 11/15/2020	691,000	692,363

1.63%, 11/30/2020	28,000	28,000

2.00%, 11/30/2020	170,000	170,141

2.75%, 11/30/2020	116,000	116,308

Total U.S. Treasury Obligations (Cost $5,969,136)		5,969,136

Short-Term Investments — 50.6%

U.S. Treasury Obligations — 50.6%

U.S. Treasury Bills

0.13%, 9/1/2020 (c)	1,799,500	1,799,500

0.07%, 9/8/2020 (c)	25,000	25,000

0.14%, 9/10/2020 (c)	1,125,000	1,124,962

0.17%, 9/17/2020 (c)	2,689,500	2,689,302

0.10%, 9/22/2020 (c)	1,095,650	1,095,587

0.14%, 9/24/2020 (c)	2,366,250	2,366,036

0.08%, 9/29/2020 (c)	1,000,000	999,938

0.17%, 10/6/2020 (c)	250,000	249,959

0.15%, 10/8/2020 (c)	392,000	391,940

0.14%, 10/13/2020 (c)	95,000	94,984

0.11%, 10/15/2020 (c)	300,000	299,958

0.15%, 10/20/2020 (c)	150,000	149,970

0.10%, 10/22/2020 (c)	500,000	499,933

0.17%, 11/3/2020 (c)	843,500	843,249

0.18%, 11/10/2020 (c)	1,075,000	1,074,628

0.11%, 11/12/2020 (c)	839,200	839,011

0.19%, 11/17/2020 (c)	500,000	499,797

0.11%, 11/19/2020 (c)	250,000	249,942

0.11%, 12/1/2020 (c)	693,000	692,807

0.11%, 12/8/2020 (c)	1,190,000	1,189,660

0.10%, 12/15/2020 (c)	349,000	348,898

0.11%, 12/17/2020 (c)	684,250	684,036

0.12%, 2/18/2021 (c)	186,900	186,794

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.12%, 3/4/2021 (c)	323,500	323,312

Total U.S. Treasury Obligations (Cost $18,719,203)		18,719,203

Total Short-Term Investments (Cost $18,719,203)		18,719,203

Total Investments — 102.8% (Cost $38,011,480)*		38,011,480
Liabilities in Excess of Other Assets — (2.8)%		(1,038,116)

NET ASSETS — 100.0%		36,973,364

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Treasury Joint Trading Account I — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,871,991	$1,871,995	$1,909,435

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.07%	$813,909
Citibank NA	0.07%	135,652
Wells Fargo Securities LLC	0.07%	922,430

Total		$1,871,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

At August 31, 2020, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 7.63%	9/1/2020 - 2/15/2050

[3] Treasury Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,158,264	$1,158,266	$1,181,429

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Credit Agricole Corporate and Investment Bank	0.07%	$842,374
Societe Generale SA	0.07%	315,890

Total		$1,158,264

At August 31, 2020, the Treasury Joint Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/10/2020 - 2/15/2050

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 24.2%

FFCB

(US Federal Funds Effective Rate (continuous series) + 0.13%), 0.22%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	25,000	24,997

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 0.33%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.32%), 0.39%, 9/1/2020 (b)	25,000	25,000

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	30,000	30,000

FHLB

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	100,000	99,999

(SOFR + 0.08%), 0.15%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.09%), 0.16%, 9/1/2020 (b)	123,000	123,000

(SOFR + 0.10%), 0.17%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.14%), 0.20%, 9/1/2020 (b)	72,000	72,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	50,000	50,000

DN, 0.26%, 9/18/2020 (c)	100,000	99,988

DN, 0.26%, 9/23/2020 (c)	100,000	99,984

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020 (b)	50,000	50,000

Total U.S. Government Agency Securities (Cost $774,969)		774,968

U.S. Treasury Obligations — 12.2%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	75,000	74,997

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	100,000	100,020

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	90,000	90,011

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	50,000	50,141

U.S. Treasury Notes

2.00%, 9/30/2020	25,000	25,007

2.63%, 11/15/2020	50,000	50,099

Total U.S. Treasury Obligations (Cost $390,275)		390,275

Short-Term Investments — 62.6%

U.S. Treasury Obligations — 62.6%

U.S. Treasury Bills

0.11%, 9/1/2020 (c)	113,000	113,000

0.17%, 9/10/2020 (c)	50,000	49,998

0.14%, 9/17/2020 (c)	50,000	49,997

0.12%, 9/22/2020 (c)	300,000	299,980

0.10%, 9/29/2020 (c)	100,000	99,993

0.16%, 10/8/2020 (c)	200,000	199,966

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.10%, 10/22/2020 (c)	100,000	99,986

0.12%, 11/3/2020 (c)	200,000	199,958

0.09%, 11/5/2020 (c)	90,000	89,986

0.12%, 11/10/2020 (c)	150,000	149,965

0.11%, 11/19/2020 (c)	250,000	249,939

0.11%, 11/27/2020 (c)	300,000	299,921

0.11%, 12/1/2020 (c)	100,000	99,972

Total U.S. Treasury Obligations (Cost $2,002,660)		2,002,661

Total Short-Term Investments (Cost $2,002,660)		2,002,661

Total Investments — 99.0% (Cost $3,167,904)*		3,167,904
Other Assets Less Liabilities — 1.0%		32,584

NET ASSETS — 100.0%		3,200,488

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 18.6%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.15%, 9/1/2020 (b)	2,236,000	2,235,902

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.21%, 9/1/2020 (b)	150,000	149,935

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	2,697,400	2,697,351

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	4,863,000	4,863,209

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.25%, 9/1/2020 (b)	2,629,000	2,629,478

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	2,461,000	2,461,883

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	1,813,000	1,816,160

U.S. Treasury Notes

1.38%, 9/30/2020	170,000	169,964

2.00%, 9/30/2020	125,000	125,037

1.38%, 10/31/2020	400,000	399,825

2.88%, 10/31/2020	835,000	836,650

1.75%, 11/15/2020	100,000	100,021

2.63%, 11/15/2020	1,330,000	1,332,624

1.63%, 11/30/2020	196,772	196,758

2.00%, 11/30/2020	522,000	522,435

1.75%, 12/31/2020	249,000	249,089

Total U.S. Treasury Obligations (Cost $20,786,321)		20,786,321

Short-Term Investments — 79.7%

U.S. Treasury Obligations — 79.7%

U.S. Treasury Bills

0.09%, 9/1/2020 (c)	381,000	381,000

0.11%, 9/3/2020 (c)	700,000	699,996

0.12%, 9/8/2020 (c)	4,570,000	4,569,895

0.16%, 9/10/2020 (c)	2,350,000	2,349,907

0.09%, 9/15/2020 (c)	4,350,000	4,349,848

0.13%, 9/17/2020 (c)	650,000	649,963

0.15%, 9/22/2020 (c)	4,950,000	4,949,554

0.09%, 9/29/2020 (c)	450,000	449,968

0.14%, 10/1/2020 (c)	5,180,000	5,179,398

0.15%, 10/8/2020 (c)	2,450,000	2,449,621

0.15%, 10/13/2020 (c)	500,000	499,911

0.16%, 10/20/2020 (c)	250,000	249,946

0.09%, 10/22/2020 (c)	750,000	749,910

0.15%, 10/27/2020 (c)	4,500,000	4,498,947

0.15%, 10/29/2020 (c)	502,115	501,994

0.14%, 11/3/2020 (c)	4,900,000	4,898,798

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.13%, 11/5/2020 (c)	3,950,000	3,949,103

0.13%, 11/10/2020 (c)	11,300,000	11,297,048

0.10%, 11/17/2020 (c)	1,250,000	1,249,731

0.11%, 11/19/2020 (c)	6,675,000	6,673,347

0.12%, 11/24/2020 (c)	4,034,950	4,033,822

0.11%, 11/27/2020 (c)	7,100,000	7,098,169

0.11%, 12/1/2020 (c)	1,500,000	1,499,578

0.10%, 12/3/2020 (c)	4,500,000	4,498,837

0.11%, 12/10/2020 (c)	5,000,000	4,998,533

0.15%, 12/22/2020 (c)	2,000,000	1,999,098

0.11%, 12/24/2020 (c)	1,000,000	999,652

0.11%, 1/12/2021 (c)	3,200,000	3,198,698

Total U.S. Treasury Obligations (Cost $88,924,272)		88,924,272

Total Short-Term Investments (Cost $88,924,272)		88,924,272

Total Investments — 98.3% (Cost $109,710,593)*		109,710,593
Other Assets Less Liabilities — 1.7%		1,880,454

NET ASSETS — 100.0%		111,591,047

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.3%

Alabama — 0.1%

Mobile County IDA, PCR, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	1,425	1,425

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b) (c)	6,970	6,970

		8,395

Alaska — 1.8%

Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	22,065	22,065

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	13,890	13,890

Series 2007B, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	13,875	13,875

Series 2009B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	15,105	15,105

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (b)	12,410	12,410

Series 1993-B, Rev., VRDO, 0.03%, 9/1/2020 (b)	12,205	12,205

Series 1993-C, Rev., VRDO, 0.03%, 9/1/2020 (b)	42,215	42,215

City of Valdez, Exxonmobil Corp. Rev., VRDO, 0.03%, 9/1/2020 (b)	1,600	1,600

Municipality of Anchorage Alaska GO, TAN, 1.50%, 12/18/2020	70,000	70,174

		203,539

Arizona — 0.6%

Arizona Health Facilities Authority, Banner Health Series 2008E, Class E, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	3,050	3,050

Arizona Health Facilities Authority, Catholic Healthcare West Loan Program Series 2009F, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	8,150	8,150

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2019B, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	4,285	4,285

Arizona State University Series 2008B, Rev., VRDO, 0.08%, 9/8/2020 (b)	10,505	10,505

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	30,330	30,330

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8004, Rev., VRDO, LIQ: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	15,000	15,000

		71,320

California — 1.2%

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	13,500	13,500

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	22,330	22,330

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co., Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	5,800	5,800

Eastern Municipal Water District Series 2018A, Rev., VRDO, LIQ: Bank of America NA, 0.02%, 9/1/2020 (b)	42,395	42,395

Metropolitan Water District of Southern California Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	31,860	31,860

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments Series 2005B, Rev., VRDO, LOC: Union Bank of Canada, 0.18%, 9/8/2020 (b)	9,590	9,590

		125,475

Colorado — 2.7%

City of Colorado Springs, Utilities System

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	17,250	17,250

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.10%, 9/8/2020 (b)	11,445	11,445

Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.11%, 9/8/2020 (b)	63,280	63,280

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.12%, 9/8/2020 (b)	12,470	12,470

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b)	47,500	47,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.12%, 9/8/2020 (b)	13,560	13,560

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,500	12,500

Tender Option Bond Trust Receipts/Certificates

Series 2020-XX1130, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,880	3,880

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	17,700	17,700

University of Colorado Hospital Authority Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	30,000	30,000

University of Colorado Hospital Authority, Health System Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	61,610	61,610

		291,195

Connecticut — 1.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2016A, Subseries A-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.08%, 9/8/2020 (b)	10,000	10,000

Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.08%, 9/8/2020 (b)	10,000	10,000

Subseries F2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 9/8/2020 (b)	19,000	19,000

Subseries F-5, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 0.08%, 9/8/2020 (b)	48,200	48,200

Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 0.11%, 9/8/2020 (b)	8,940	8,940

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	32,495	32,495

State of Connecticut, Health and Educational Facilities Authority, Yale New Haven Hospital Issue Series O, Rev., VRDO, 0.09%, 9/8/2020 (b)	21,000	21,000

Tender Option Bond Trust Receipts/Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Town of Groton Series 2020A, GO, BAN, 2.00%, 4/29/2021	45,000	45,263

		199,898

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 2.9%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	20,785	20,785

District of Columbia, The Pew Charitable Trust Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	36,205	36,205

District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	33,350	33,350

Metropolitan Washington Airports Authority, Airport System

Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.11%, 9/8/2020 (b)	56,000	56,000

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.12%, 9/8/2020 (b)	56,770	56,770

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.12%, 9/8/2020 (b)	14,400	14,400

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	18,545	18,545

		310,005

Florida — 2.8%

City of Jacksonville, Health Care Facilities, Baptist Health

Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	47,315	47,315

Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	36,190	36,190

Collier County IDA, Allete, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	27,800	27,800

County of Miami-Dade, Juvenile Courthouse Series 2003B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	9,410	9,410

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	15,465	15,465

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Housing Finance Agency, Multi-Family, Sun Pointe Cove Apartments Rev., VRDO, FNMA, LIQ: FNMA, 0.11%, 9/8/2020 (b)	8,500	8,500

Highlands County Health Facilities Authority, Adventist Health System Series 2007A, Rev., VRDO, 0.09%, 9/8/2020 (b)	14,350	14,350

Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2012I-2, Rev., VRDO, 0.07%, 9/8/2020 (b)	41,950	41,950

Hillsborough County Industrial Development Authority, Baycare Health System

Series 2020B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,265	3,265

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/1/2020 (b)	2,400	2,400

Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., VRDO, AMT, 0.11%, 9/1/2020 (b)	19,120	19,120

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	34,225	34,225

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, LOC: FNMA, 0.13%, 9/8/2020 (b)	8,235	8,235

Sunshine State Governmental Financing Commission Series 2010A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.10%, 9/8/2020 (b)	14,905	14,905

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 0.13%, 9/1/2020 (b) (c)	7,500	7,500

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	9,600	9,600

		300,230

Georgia — 0.7%

Brookhaven Development Authority, Children’s Healthcare Series 2019D, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	42,140	42,140

Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project Series 2010-A, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	17,115	17,115

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.19%, 9/8/2020 (b)	1,490	1,490

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	7,500	7,500

		71,995

Hawaii — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	20,000	20,000

Illinois — 3.3%

City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	4,300	4,300

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.14%, 9/8/2020 (b)	730	730

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.10%, 9/8/2020 (b)	21,500	21,500

County of Will, Exxonmobil Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	9,625	9,625

Rev., VRDO, 0.05%, 9/1/2020 (b)	1,725	1,725

Illinois Development Finance Authority, St. Ignatius College Prep, 1994 Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	4,100	4,100

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 0.10%, 9/8/2020 (b)	3,890	3,890

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	8,000	8,000

Illinois Educational Facilities Authority, University Chicago Series 2003B, Rev., VRDO, 0.09%, 9/8/2020 (b)	2,198	2,198

Illinois Finance Authority, Advocate Healthcare Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.10%, 9/8/2020 (b)	17,150	17,150

Illinois Finance Authority, Bradley University

Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	17,660	17,660

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	12,790	12,790

Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	73,015	73,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, College 2005 Rev., VRDO, LOC: U.S. Bank NA, 0.09%, 9/8/2020 (b)	4,370	4,370

Illinois Finance Authority, Elmhurst Memorial Healthcare Series 2008D, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	22,555	22,555

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.09%, 9/8/2020 (b)	20,945	20,945

Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2020 (b)	15,250	15,250

Illinois Finance Authority, Northwestern Memorial Hospital

Series 2007A-2, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	5,595	5,595

Series 2007A-4, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	7,700	7,700

Series 2008A-1, Rev., VRDO, 0.09%, 9/8/2020 (b)	13,740	13,740

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	38,820	38,820

Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	15,000	15,000

Illinois Housing Development Authority, Homeowner Mortgage

Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 0.09%, 9/8/2020 (b)	12,500	12,500

Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.15%, 9/8/2020 (b)	5,100	5,100

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 9/8/2020 (b)	21,300	21,300

Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, LOC: FNMA, 0.15%, 9/8/2020 (b)	8,900	8,900

		368,458

Indiana — 0.4%

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-8, Rev., VRDO, 0.10%, 9/8/2020 (b)	22,750	22,750

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Stadium Project Series 2005A-1, Rev., VRDO, LIQ: Bank of America NA, 0.10%, 9/8/2020 (b)	21,645	21,645

		44,395

Iowa — 1.1%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.11%, 9/8/2020 (b)	13,400	13,400

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.11%, 9/8/2020 (b)	63,730	63,730

Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Series 2011, Rev., VRDO, LOC: Great Western Bank, 0.11%, 9/8/2020 (b)	5,650	5,650

Iowa Finance Authority, Multi-Family Housing Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	11,130	11,130

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.08%, 9/8/2020 (b)	10,000	10,000

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.08%, 9/8/2020 (b)	15,500	15,500

Iowa Finance Authority, Trinity Health Series 2000D, Rev., VRDO, 0.09%, 9/8/2020 (b)	11,545	11,545

		130,955

Kansas — 1.4%

City of Wichita Series 298, GO, 4.00%, 10/15/2020	64,390	64,596

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,500	12,500

University of Kansas Hospital Authority, Health System Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	18,970	18,970

Wyandotte County-Kansas City Unified Government Series 2020-I, GO, 1.20%, 4/1/2021	50,395	50,395

		146,461

Kentucky — 1.0%

City of Hopkinsville Industrial Building, Riken Elastomers Corp. Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

City of Shelbyville, Nifco North America Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	9,525	9,525

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	20,900	20,900

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	79,225	79,381

		114,806

Louisiana — 0.3%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone

Rev., VRDO, 0.03%, 9/1/2020 (b)	200	200

Series 2010B, Rev., VRDO, 0.03%, 9/1/2020 (b)	29,545	29,545

Parish of East Baton Rouge, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,100	5,100

		34,845

Maine — 0.6%

Maine State Housing Authority

Series B2, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b)	14,000	14,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b)	10,165	10,165

Town of Yarmouth GO, BAN, 1.50%, 10/16/2020	44,000	44,037

		68,202

Maryland — 1.0%

County of Baltimore, Consolidated Public Improvement GO, BAN, 4.00%, 3/22/2021	30,000	30,538

Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family, Monteverde Apartments Series 2008-E, Rev., VRDO, AMT, LOC: FHLMC, 0.10%, 9/8/2020 (b)	6,900	6,900

Maryland Community Development Administration, Department of Housing and Community Development, Residential Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	19,655	19,655

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1994-D, Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,159	1,159

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	19,460	19,460

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	13,485	13,485

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,750	3,750

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.14%, 9/8/2020 (b) (c)	7,500	7,500

		105,747

Massachusetts — 1.3%

City of Everett GO, BAN, 1.50%, 2/12/2021	20,367	20,424

City of Somerville Series A, GO, BAN, 2.00%, 6/4/2021	10,000	10,120

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	1,500	1,500

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	1,620	1,620

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,355	1,355

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	3,400	3,400

Rib Floater Trust Various States

Series 2018-012, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	23,745	23,745

Series 2019-004, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	46,000	46,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	4,190	4,190

Town of Acton GO, BAN, 1.25%, 3/16/2021	13,627	13,667

Town of Grafton, Unlimited Tax GO, BAN, 1.50%, 5/14/2021	17,015	17,089

Town of Scituate GO, BAN, 1.50%, 12/11/2020	12,510	12,537

		155,647

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 2.0%

Kent Hospital Finance Authority, Spectrum Health System Series 2008C, Rev., VRDO, LOC: Bank of New York Mellon, 0.10%, 9/8/2020 (b)	6,880	6,880

Michigan State Building Authority, Multi Modal Facilities Program Series 2017-I, Rev., VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	16,505	16,505

Michigan State Housing Development Authority, Rental Housing

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	54,455	54,455

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	9,930	9,930

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	20,540	20,540

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	40,865	40,865

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	21,320	21,320

Tender Option Bond Trust Receipts/Certificates

Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	11,580	11,580

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	21,540	21,540

		207,690

Minnesota — 1.1%

City of Oak Park Heights, Multi-Family Housing, Boutwells Landing Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	20,800	20,800

County of Hennepin Series 2018B, GO, VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	12,320	12,320

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	37,800	37,800

Series 2019D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	8,950	8,950

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.12%, 9/8/2020 (b)	37,535	37,535

		117,405

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 2.6%

County of Jackson, Chevron USA, Inc. Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	120	120

County of Jackson, Pollution Control, Chevron USA, Inc., Project Rev., VRDO, 0.03%, 9/1/2020 (b)	6,955	6,955

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	24,900	24,900

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007C, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,760	11,760

Series 2007E, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,050	11,050

Series 2009A, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,540	7,540

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,680	2,680

Series 2009E, Rev., VRDO, 0.03%, 9/1/2020 (b)	9,900	9,900

Series 2009F, Rev., VRDO, 0.03%, 9/1/2020 (b)	530	530

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	475	475

Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (b)	34,070	34,070

Series 2010 I, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,630	11,630

Series 2010G, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,255	11,255

Series 2010L, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,250	7,250

Series 2011 F, Rev., VRDO, 0.03%, 9/1/2020 (b)	5,200	5,200

Series 2011 G, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,500	4,500

Series 2011A, Rev., VRDO, 0.03%, 9/1/2020 (b)	29,285	29,285

Series 2011C, Rev., VRDO, 0.03%, 9/1/2020 (b)	14,065	14,065

Series 2011D, Rev., VRDO, 0.03%, 9/1/2020 (b)	15,925	15,925

Series 2010A, Rev., VRDO, 0.08%, 9/8/2020 (b)	59,505	59,505

Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 0.03%, 9/1/2020 (b)	10,850	10,850

		279,445

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 2.6%

City of Kansas City, Roe Bartle Convention Center Series 2008E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	61,090	61,090

Health and Educational Facilities Authority of the State of Missouri, Ascension Health Senior Credit Group Series C-4, Rev., VRDO, 0.10%, 9/8/2020 (b)	25,050	25,050

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.08%, 9/8/2020 (b)	76,475	76,475

Series 2008B, Rev., VRDO, LIQ: BJC Health System, 0.08%, 9/8/2020 (b)	77,675	77,675

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series 2018F, Rev., VRDO, 0.04%, 9/1/2020 (b)	4,180	4,180

RBC Municipal Products, Inc. Trust, Floater Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	10,000	10,000

St. Charles County Industrial Development Authority, Remington Apartments Project Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	10,400	10,400

Tender Option Bond Trust Receipts/Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	25,050	25,050

		289,920

Nebraska — 0.2%

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	6,500	6,500

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2558, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	8,000	8,000

		14,500

Nevada — 1.2%

City of Reno, Hospital, Renown Regional Medical Center Project Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	31,475	31,475

City of Reno, Regional Medical Center Project

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	31,945	31,945

Series 2009-B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	15,010	15,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

Clark County, Industrial Development, Southwest Gas Corp. Project Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	16,555	16,555

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.10%, 9/8/2020 (b)	25,000	25,000

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	7,450	7,450

Tender Option Bond Trust Receipts/Certificates Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,750	4,750

		132,185

New Jersey — 1.9%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	10,039	10,094

City of North Wildwood GO, BAN, 1.25%, 8/20/2021	20,326	20,512

County of Burlington Series 2020A, GO, BAN, 1.50%, 9/15/2020	23,000	23,005

County of Middlesex GO, BAN, 2.00%, 6/3/2021	6,000	6,072

County of Sussex GO, BAN, 1.75%, 6/17/2021	7,428	7,507

Rib Floater Trust Various States

Series 2018-019, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	25,820	25,820

Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	22,075	22,075

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0168, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	15,450	15,450

Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	9,000	9,000

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	3,600	3,600

Town of Dover Series 2020A, GO, BAN, 1.25%, 5/27/2021	21,090	21,223

Township of Maple Shade, General Capital, Water and Sewer System GO, BAN, 1.25%, 9/1/2021	12,000	12,115

Township of Monroe, Middlesex County, General Improvement, Water and Sewer System GO, BAN, 1.25%, 6/8/2021	12,830	12,910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Toms River GO, BAN, 1.50%, 6/16/2021	10,294	10,375

		199,758

New York — 17.1%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	48,000	48,371

Amsterdam City School District GO, BAN, 1.25%, 6/25/2021	28,968	29,137

Berne-Knox-Westerlo Central School District GO, BAN, 1.25%, 7/9/2021	17,800	17,919

City of Buffalo GO, BAN, 1.50%, 4/28/2021	34,800	34,933

City of Geneva GO, BAN, 1.50%, 5/6/2021	15,213	15,253

City of New York

Series E, Subseries E-2, GO, VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	6,775	6,775

Subseries L-3, GO, VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	13,840	13,840

City of New York, Fiscal Year 2006

Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	18,715	18,715

Series I, Subseries I-8, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	6,960	6,960

City of New York, Fiscal Year 2008 Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	8,285	8,285

City of New York, Fiscal Year 2012

Series 2012G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	6,980	6,980

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	8,375	8,375

Series A-3, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	19,350	19,350

City of New York, Fiscal Year 2013

Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	25,910	25,910

Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	12,680	12,680

City of New York, Fiscal Year 2014 Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	26,550	26,550

City of New York, Fiscal Year 2017

Series A, Subseries A-5, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	18,700	18,700

Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	35,345	35,345

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York, Fiscal Year 2018 Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	3,550	3,550

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	20,215	20,215

County of Broome Series 2020A, GO, BAN, 3.00%, 4/30/2021	29,720	30,069

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	21,425	21,524

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	20,000	20,147

Geneva City School District GO, BAN, 1.25%, 6/25/2021	20,130	20,249

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	22,900	23,005

Highland Falls-Fort Montgomery Central School District GO, BAN, 1.25%, 6/25/2021	17,615	17,696

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	9,990	9,990

Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	1,615	1,615

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	60,455	60,455

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	9,580	9,580

Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	25,775	25,775

Nassau Health Care Corp., Nassau County Guaranteed

Subseries 2009B-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	4,420	4,420

Subseries 2009C-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	16,105	16,105

Subseries 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	9,255	9,255

Subseries 2009D-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	16,160	16,160

Subseries 2009B-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	16,760	16,760

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	10,630	10,630

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Subseries B-1A, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	71,450	71,450

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	11,100	11,100

Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	4,205	4,205

Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	5,240	5,240

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	13,100	13,100

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution

Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	7,670	7,670

Series BB-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.05%, 9/1/2020 (b)	12,655	12,655

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	42,440	42,440

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	28,195	28,195

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	21,530	21,530

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	49,305	49,305

Subseries BB-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	18,330	18,330

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	5,075	5,075

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	5,850	5,850

New York City Transitional Finance Authority Future Tax Secured Subseries C-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	12,335	12,335

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured Subseries C4, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.03%, 9/1/2020 (b)	21,065	21,065

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	40,510	40,510

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	10,200	10,200

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries 2010G-6, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	16,405	16,405

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-6, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	8,350	8,350

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	6,700	6,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries E-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,625	2,625

Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	1,675	1,675

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	5,025	5,025

New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery

Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.08%, 9/8/2020 (b)	1,105	1,105

Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 9/8/2020 (b)	6,910	6,910

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	17,380	17,380

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	59,525	59,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, LOC: FNMA, 0.07%, 9/8/2020 (b)	35	35

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	69,500	71,286

New York State Energy Research and Development Authority Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	1,010	1,010

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.08%, 9/8/2020 (b)	920	920

New York State Housing Finance Agency Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	1,600	1,600

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	955	955

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.12%, 9/8/2020 (b)	33,380	33,380

New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,400	2,400

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	17,105	17,105

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.11%, 9/8/2020 (b)	10,985	10,985

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	100	100

New York State Housing Finance Agency, Worth Street

Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	3,400	3,400

Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,100	2,100

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	97,710	98,387

North Rose-Wolcott Central School District GO, BAN, 1.25%, 6/29/2021	22,265	22,387

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

North Tonawanda City School District GO, BAN, 1.25%, 8/20/2021	14,940	15,075

Pearl River Union Free School District GO, BAN, 1.25%, 7/23/2021	28,345	28,559

Phoenix Central School District GO, BAN, 1.25%, 7/8/2021	32,667	32,893

RBC Municipal Products, Inc. Trust

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	10,000	10,000

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	17,605	17,605

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	25,835	25,835

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	27,000	27,000

Schoharie Central School District GO, BAN, 1.25%, 6/25/2021	17,335	17,395

Solvay Union Free School District GO, BAN, 1.25%, 6/30/2021	25,842	26,012

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	4,900	4,900

Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	35,000	35,000

Series 2015-XF0238, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	10,000	10,000

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	35,000	35,000

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	12,090	12,090

Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	1,135	1,135

Union Endicott Central School District GO, BAN, 1.25%, 6/25/2021	18,079	18,184

William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, BAN, 1.50%, 5/13/2021	17,600	17,663

		1,822,229

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — 1.8%

Charlotte-Mecklenburg Hospital Authority, Health Care Series 2007E, Rev., VRDO, AGM, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	27,805	27,805

City of Raleigh, Downtown Improvement Projects

Series 2005-B-1, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	50,000	50,000

Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	29,625	29,625

City of Raleigh, Enterprise System Series 2008A, Rev., VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2020 (b)	16,440	16,440

North Carolina Medical Care Commission, Health System, Catholic Health East Issue, Trinity Health Corp. Series 2008, Rev., VRDO, 0.10%, 9/8/2020 (b)	9,725	9,725

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industriel et Commercial, 0.11%, 9/8/2020 (b)	50,325	50,325

		183,920

Ohio — 1.3%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	200	200

Columbus Regional Airport Authority, Flightsafety International Inc., Project Series B, Rev., VRDO, AMT, 0.14%, 9/8/2020 (b)	15,040	15,040

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series 2002A, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2020 (b)	11,750	11,750

Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,500	8,500

County of Montgomery, Hospital Facilities, Premier Health Partners Obligated Group Series 2019B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	29,425	29,425

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group Series 2013-B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	3,700	3,700

Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	6,550	6,550

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Ohio State University (The) Rev., VRDO, 0.08%, 9/8/2020 (b)	1,500	1,500

State of Ohio, Parks and Recreation Improvement Series 2020B, Rev., VRDO, 0.08%, 9/8/2020 (b)	13,150	13,150

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	40,000	40,000

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,365	12,365

		147,650

Oregon — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, VRDO, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Other — 1.0%

FHLMC, Multi-Family Housing

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	3,245	3,245

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	32,065	32,065

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	8,118	8,118

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	37,970	37,970

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	19,135	19,135

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	10,785	10,785

SunAmerica Taxable Trust, Various States Series A-2, Class A, Rev., VRDO, LOC: FHLMC, 0.14%, 9/8/2020 (b)	690	690

		112,008

Pennsylvania — 5.3%

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2018A, Rev., VRDO, LIQ: Bank of New York Mellon, 0.02%, 9/1/2020 (b)	3,450	3,450

Bucks County IDA, Grand View Hospital

Series A, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	385	385

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	18,100	18,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

County of Allegheny

Series C-50, GO, VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	33,775	33,775

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	12,000	12,000

Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	24,025	24,025

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	18,710	18,710

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.15%, 9/8/2020 (b)	17,080	17,080

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	2,000	2,000

Pennsylvania Turnpike Commission Series 2nd, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	25,050	25,050

Philadelphia Gas Works Co., 1998 General Ordinance

Series B, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	18,115	18,115

Series E, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	24,770	24,770

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	43,700	43,700

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	121,235	121,235

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	103,050	103,050

Tender Option Bond Trust Receipts/Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	49,370	49,370

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	45,000	45,000

		564,885

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.5%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,300	1,300

Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	27,900	27,900

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, LOC: FHLMC, 0.15%, 9/8/2020 (b)	7,000	7,000

Rhode Island Industrial Facilities Corp., Marine Terminal, Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (b)	450	450

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 0.12%, 9/8/2020 (b) (c)	9,000	9,000

		45,650

South Carolina — 2.3%

County of Richland GO, BAN, 3.00%, 2/25/2021	83,800	84,632

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021	13,500	13,597

South Carolina Association of Governmental Organizations Series 2020A, COP, SCSDE, 1.50%, 3/1/2021	64,610	64,829

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	39,950	39,950

South Carolina State Housing Finance and Development Authority, Multi-Family, Rental Housing, Rocky Creek Apartments Projects Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	5,275	5,275

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	47,735	47,735

		256,018

South Dakota — 0.1%

South Dakota Housing Development Authority Series 2020B, Rev., VRDO, 0.08%, 9/8/2020 (b)	5,800	5,800

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — 0.5%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	7,555	7,555

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Crest Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	12,750	12,750

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Knoll Series A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	13,400	13,400

Montgomery County Public Building Authority, Pooled Financing Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	9,090	9,090

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	15,390	15,390

		58,185

Texas — 3.9%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	9,400	9,400

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Subseries A, Rev., VRDO, LOC: Citibank NA, 0.09%, 9/8/2020 (b)	16,340	16,340

City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 0.10%, 9/8/2020 (b)	42,550	42,550

Gulf Coast Authority, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,900	5,900

Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	12,000	12,000

Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	3,700	3,700

Series B, Rev., VRDO, 0.06%, 9/1/2020 (b)	1,300	1,300

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2014D, Rev., VRDO, 0.10%, 9/8/2020 (b)	35,200	35,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series 2019F, Rev., VRDO, 0.10%, 9/8/2020 (b)	48,300	48,300

Harris County Housing Finance Corp., Multi-Family Housing, Baypointe Apartments Series 2006, Rev., VRDO, LOC: Citibank NA, 0.13%, 9/8/2020 (b)	10,480	10,480

Harris County Industrial Development Corp., Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	11,000	11,000

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project

Series 2001A-2, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,565	2,565

Series 2002B, Rev., VRDO, 0.03%, 9/1/2020 (b)	42,650	42,650

Series 2012, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,450	7,450

Series A-3, Rev., VRDO, 0.03%, 9/1/2020 (b)	100	100

Subseries B-4, Rev., VRDO, 0.05%, 9/1/2020 (b)	5,000	5,000

Subseries B-2, Rev., VRDO, 0.06%, 9/1/2020 (b)	1,550	1,550

Port of Port Arthur Navigation District, Pollution Control Rev., VRDO, 0.03%, 9/1/2020 (b)	5,500	5,500

RBC Municipal Products, Inc. Trust Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	25,000	25,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,400	5,400

State of Texas, Veterans Housing Assistance Program

Series 2001-C2, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	780	780

Series 2007A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	225	225

Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System Project Series 2011C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	2,550	2,550

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008 A, Rev., VRDO, 0.10%, 9/8/2020 (b)	17,125	17,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2012 B, Rev., VRDO, 0.10%, 9/8/2020 (b)	24,000	24,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	7,125	7,125

Series 2018-G-85, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	6,175	6,175

Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,000	4,000

Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Texas Department of Housing and Community Affairs, Single Family Mortgage Series 2004 D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas State Comptroller of Public Accounts, 0.13%, 9/8/2020 (b)	11,065	11,065

Texas Transportation Commission, State Highway Fund, First Tier Series 2014-B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	46,660	46,660

		426,090

Utah — 0.7%

Central Utah Water Conservancy District, Limited Tax Series 2008A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.12%, 9/8/2020 (b)	20,800	20,800

County of Utah Hospital, IHC Health Services, Inc.

Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	24,710	24,710

Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/8/2020 (b)	8,725	8,725

County of Weber, IHC Health Services, Inc. Series 2000B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/8/2020 (b)	2,340	2,340

Utah Water Finance Agency Series B-2, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 0.12%, 9/8/2020 (b)	25,000	25,000

		81,575

Virginia — 1.6%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/1/2020 (b)	7,220	7,220

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	15,505	15,505

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003B, Rev., VRDO, 0.09%, 9/8/2020 (b)	5,695	5,695

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	33,890	33,890

Roanoke Economic Development Authority, Health System Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	40,000	40,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	8,170	8,170

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,000	7,000

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	8,500	8,500

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	5,415	5,415

Virginia Small Business Financing Authority, Carilion Clinic Obligated Group Series 2008 B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.07%, 9/8/2020 (b)	34,110	34,110

		170,505

Washington — 1.1%

Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.09%, 9/8/2020 (b)	11,395	11,395

Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	28,280	28,280

Port of Tacoma, Subordinate Lien

Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	28,300	28,300

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	10,950	10,950

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,000	7,000

Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, LOC: FNMA, 0.13%, 9/8/2020 (b)	12,835	12,835

		107,560

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series 2018 D, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,020	8,020

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	11,275	11,275

		19,295

Wisconsin — 0.8%

Green Bay Redevelopment Authority, Greenbay Packing Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 0.14%, 9/8/2020 (b) (c)	40,000	40,000

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	9,035	9,035

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 0.09%, 9/8/2020 (b)	8,000	8,000

Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	20,900	20,900

		77,935

Wyoming — 1.1%

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	30,000	30,000

County of Sublette, Wyoming Pollution Control, Exxonmobile Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	5,000	5,000

Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	16,650	16,650

County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — continued

Wyoming Community Development Authority

Rev., VRDO, LIQ: RBC Capital Markets, 0.09%, 9/8/2020 (b)	9,000	9,000

Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	9,750	9,750

Series 2019-4, Rev., VRDO, LIQ: Bank of America NA, 0.09%, 9/8/2020 (b)	10,000	10,000

Wyoming Community Development Authority, Composite Reoffering Housing

Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	6,700	6,700

Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	6,210	6,210

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	5,875	5,875

		105,185

Total Municipal Bonds (Cost $8,204,461)		8,204,461

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.7%

California — 2.4%

Nuveen California AMT-Free Quality Municipal Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 # (c)	1,500	1,500

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.15%, 9/8/2020 # (c)	26,800	26,800

Series 2, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	27,500	27,500

Series 6, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	67,600	67,600

Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	21,000	21,000

Series 1-1362, LIQ: Societe Generale, 0.21%, 9/8/2020 # (c)	59,200	59,200

		262,100

New York — 0.6%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 1, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	18,600	18,600

Series 5, LIQ: TD Bank NA, 0.12%, 9/8/2020 # (c)	40,000	40,000

		58,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — 7.7%

BlackRock MuniYield Investment Fund LIQ: TD Bank NA, 0.18%, 9/8/2020 # (b) (c)	27,400	27,400

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	24,000	24,000

Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	127,000	127,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	124,300	124,300

Nuveen AMT-Free Quality Municipal Income Fund

Series 2-1309, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	92,000	92,000

Series 3, LIQ: TD Bank NA, 0.14%, 9/8/2020 # (c)	173,500	173,500

Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	28,600	28,600

Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	25,000	25,000

Nuveen Quality Municipal Income Fund

Series 1-2118, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (c)	51,600	51,600

Series 2-2525, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (b) (c)	151,900	151,900

		825,300

Total Variable Rate Demand Preferred Shares (Cost $1,146,000)		1,146,000

	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 2.0%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $215,110, collateralized by U.S. Treasury Securities, 0.38% - 6.50%, due 1/31/2021 - 1/15/2027, with a value of $219,412. (Cost $215,110)	215,110	215,110

Short-Term Investments — 11.8%

Commercial Paper — 11.8%

Alachua County Health Facilities Authority Series 08-A, 0.18%, 10/8/2020	26,240	26,240

Board of Regents of the University of Texas System

Series A, 1.20%, 9/10/2020	20,000	20,000

Series A, 0.28%, 11/6/2020	25,000	25,000

Series A, 0.24%, 2/1/2021	25,000	25,000

Series A, 0.23%, 2/2/2021	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Series A, 0.50%, 2/11/2021	25,000	25,000

Series A, 0.45%, 2/18/2021	12,000	12,000

Series A, 0.40%, 2/22/2021	20,000	20,000

California Statewide Communities Development Authority

0.50%, 9/9/2020	50,000	50,000

0.50%, 9/9/2020	15,000	15,000

Series 08-B, 0.50%, 9/10/2020	10,000	10,000

Series 9B-4, 0.24%, 2/2/2021	20,000	20,000

City of Garland 0.23%, 9/14/2020	14,000	14,000

City of Jacksonville, Health Care Authority 0.23%, 2/4/2021	115,000	115,000

City of Rochester, Health Care Facilities

Series 08-C, 0.18%, 10/8/2020	88,000	88,000

0.21%, 1/6/2021	25,000	25,000

0.23%, 2/4/2021	50,000	50,000

City of San Antonio, Electric and Gas System Series C, 0.89%, 9/8/2020	10,000	10,000

County of Harris, Toll Road Authority (The)

Series E-1, 0.25%, 9/17/2020	51,975	51,975

Series E-2, 0.21%, 11/5/2020	25,245	25,245

County of York Series 00B3, 0.22%, 9/1/2020	16,275	16,275

County of York, National Rural Utilities Cooperative Finance Corp.

Series 00B1, 0.22%, 9/1/2020	35,000	35,000

Series OOB2, 0.22%, 9/1/2020	25,000	25,000

Health and Educational Facilities Authority of the State of Missouri

Series 14-D, 0.49%, 9/10/2020	50,000	50,000

Series 14-E, 0.49%, 9/10/2020	50,000	50,000

Series 14-C, 0.25%, 10/8/2020	50,000	50,000

Series 14-B, 0.18%, 11/3/2020	50,000	50,000

Illinois Finance Authority

Series 12-H, 0.17%, 9/10/2020	25,600	25,600

Series 12-I, 0.26%, 9/10/2020	28,760	28,760

Indiana Finance Authority Series D-2, 0.21%, 1/5/2021	70,000	70,000

Maryland Health and Higher Educational Facilities Authority Series B, 0.16%, 10/7/2020	20,760	20,760

Michigan State Building Authority Series 7, 0.18%, 9/30/2020	67,000	67,000

Southwestern Illinois Development Authority, Health Facilities

Series 17-B, 0.26%, 10/5/2020	45,000	45,000

Series 17-B, 0.19%, 10/16/2020	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

State of Wisconsin

Series 06-A, 0.18%, 12/4/2020	19,574	19,574

Series 13-A, 0.18%, 12/4/2020	29,415	29,415

Series 16-A, 0.18%, 12/4/2020	24,515	24,515

Total Commercial Paper (Cost $1,264,359)		1,264,359

Total Short-Term Investments (Cost $1,264,359)		1,264,359

Total Investments — 100.8% (Cost $10,829,930)*		10,829,930
Liabilities in Excess of Other Assets — (0.8)%		(89,188)

Net Assets — 100.0%		10,740,742

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed

RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 81.5%

Alabama — 0.6%

Alabama Housing Finance Authority, Multi-Family Housing, Alison Apartments Project Series 2007-B, Rev., VRDO, LOC: U.S. Bank NA, 0.12%, 9/8/2020 (b)	7,855	7,855

California — 0.7%

California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program Series 2015-I, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	5,000	5,000

Los Angeles Department of Water and Power, Power System Series 2019A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	3,050	3,050

		8,050

Colorado — 4.5%

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.12%, 9/8/2020 (b)	330	330

RBC Municipal Products, Inc. Trust Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.34%, 9/8/2020 (b) (c)	3,000	3,000

Tender Option Bond Trust Receipts/Certificates

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	35,195	35,195

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	2,895	2,895

The Regents of the University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	11,400	11,400

		56,070

Connecticut — 0.6%

Town of Oxford GO, BAN, 2.50%, 1/15/2021	6,900	6,930

District of Columbia — 0.8%

Metropolitan Washington Airports Authority, Airport System Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.11%, 9/8/2020 (b)	10,000	10,000

Florida — 8.5%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	3,130	3,130

Collier County Housing Finance Authority, Multi-Family Housing-Sawgrass Pines Apartments Rev., VRDO, LOC: FNMA, 0.13%, 9/8/2020 (b)	5,800	5,800

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Broward, Florida Power and Light Co., Project Series 2018A, Rev., VRDO, AMT, 0.11%, 9/1/2020 (b)	20,450	20,450

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.11%, 9/1/2020 (b)	27,275	27,275

Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	13,845	13,845

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	5,825	5,825

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co., Project Rev., VRDO, 0.11%, 9/1/2020 (b)	1,000	1,000

Pinellas County Educational Facilities Authority, Barry University Project Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,160	1,160

RBC Municipal Products, Inc. Trust Series G-115, Rev., VRDO, LOC: Royal Bank of Canada, 0.34%, 9/8/2020 (b) (c)	6,000	6,000

Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	15,900	15,900

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0826, Rev., VRDO, LOC: Royal Bank of Canada, 0.20%, 9/8/2020 (b) (c)	2,800	2,800

		103,185

Georgia — 0.6%

Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	2,100	2,100

Development Authority of Monroe County (The), Florida Power and Light Co., Project Rev., VRDO, AMT, 0.12%, 9/1/2020 (b)	3,575	3,575

Valdosta-Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,705	1,705

		7,380

Illinois — 2.0%

County of Will, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	13,840	13,840

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Development Finance Authority, Toyal America, Inc. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 9/8/2020 (b)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	4,680	4,680

		24,520

Indiana — 1.6%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Class B, Rev., VRDO, LOC: U.S. Bank NA, 0.18%, 9/8/2020 (b)	615	615

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,860	1,860

Indiana Housing and Community Development Authority

Series 2017B-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	5,750	5,750

Series 2017C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	5,175	5,175

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	2,500	2,500

		20,000

Iowa — 2.1%

Iowa Finance Authority, Multi-Family Housing Series 2008-A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.13%, 9/8/2020 (b)	3,250	3,250

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 0.15%, 9/8/2020 (b)	14,240	14,240

Iowa Finance Authority, Wellness Facility, Community of Marshall Town Project Rev., VRDO, LOC: Northern Trust Co., 0.12%, 9/8/2020 (b)	7,350	7,350

		24,840

Kansas — 1.0%

City of Wichita Series 298, GO, 4.00%, 10/15/2020	12,000	12,038

Kentucky — 0.8%

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	2,310	2,314

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Maysville Industrial Building., Green Tokai Co. Ltd. Rev., VRDO, AMT, LOC: MUFG Bank Ltd., 0.12%, 9/8/2020 (b)	5,740	5,740

Tender Option Bond Trust Receipts/Certificates Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,870	1,870

		9,924

Louisiana — 3.7%

Parish of St. Bernard, Mobil Oil Rev., VRDO, 0.05%, 9/1/2020 (b)	8,000	8,000

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Rev., VRDO, 0.07%, 9/1/2020 (b)	12,000	12,000

Parish of St. Charles, Shell Oil Co. Project Series 1992-A, Rev., VRDO, 0.07%, 9/1/2020 (b)	24,400	24,400

		44,400

Maryland — 5.2%

Maryland Community Development Administration, Department of Housing and Community Development, Residential

Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	3,330	3,330

Series 2006J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	45,500	45,500

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	8,450	8,450

State of Maryland, Department of Transportation Rev., 4.00%, 9/1/2020	3,460	3,460

Washington Suburban Sanitary Commission Series B-3, Rev., VRDO, BAN, GTD, LIQ: State Street Bank & Trust, 0.10%, 9/8/2020 (b)	2,500	2,500

		63,240

Massachusetts — 2.0%

City of Lynn GO, BAN, 2.00%, 9/1/2020	8,102	8,102

City of Worcester GO, BAN, 2.00%, 2/16/2021	5,000	5,036

Nashoba Valley Technical High School District GO, BAN, 2.00%, 9/11/2020	2,000	2,000

Town of North Reading GO, BAN, 2.00%, 5/28/2021	6,913	6,980

Town of Yarmouth GO, BAN, 2.00%, 2/15/2021	3,000	3,010

		25,128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 1.8%

Lakeview School District, School Building and Site Series B, GO, VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	5,520	5,520

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	10,910	10,910

Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLMC, 0.10%, 9/1/2020 (b)	2,725	2,725

Tender Option Bond Trust Receipts/Certificates Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

		22,155

Minnesota — 0.5%

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2015D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	3,225	3,225

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.12%, 9/8/2020 (b)	2,345	2,345

		5,570

Mississippi — 1.4%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2009A, Rev., VRDO, 0.03%, 9/1/2020 (b)	6,170	6,170

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	8,915	8,915

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,435	1,435

Series 2010K, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,000	1,000

		17,520

Missouri — 1.2%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	9,845	9,845

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b) (c)	5,000	5,000

		14,845

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 0.7%

Douglas County Hospital Authority No. 2, Health Facilities Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	6,600	6,600

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	2,465	2,465

		9,065

New Jersey — 11.1%

Bergen County Improvement Authority (The), New Bridge Medical Center Project Series 2019A, Rev., GTD, 4.00%, 9/1/2020	1,500	1,500

Borough of Butler GO, BAN, 2.00%, 9/11/2020	7,233	7,234

Borough of Palisades Park GO, BAN, 1.50%, 3/19/2021	3,972	3,988

Borough of Roselle GO, BAN, 2.00%, 11/18/2020	10,000	10,014

Borough of Somerville GO, BAN, 1.75%, 11/5/2020	4,157	4,160

Borough of Tenafly GO, BAN, 1.25%, 5/28/2021	8,910	8,947

Borough of Wood-Ridge

GO, BAN, 2.00%, 9/11/2020	8,633	8,637

GO, BAN, 2.00%, 11/6/2020	2,149	2,152

Burlington County Bridge Commission, Governmental Leasing Program

Series 2019C-2, Rev., 3.00%, 11/20/2020	600	602

Series 2020AB, Rev., 3.50%, 4/15/2021	6,000	6,033

City of Long Branch Series 2020A, GO, BAN, 2.00%, 2/4/2021	1,037	1,041

County of Hudson GO, BAN, 2.00%, 12/8/2020	7,000	7,016

Essex County Improvement Authority Rev., AMT, GTD, 3.00%, 11/1/2020	400	401

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	17,185	17,185

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	2,500	2,500

Township of Cedar Grove GO, BAN, 2.00%, 7/14/2021	10,000	10,125

Township of East Brunswick GO, BAN, 2.00%, 2/26/2021	150	151

Township of Ewing GO, TAN, 1.25%, 12/23/2020	5,568	5,584

Township of Galloway GO, BAN, 1.25%, 8/11/2021	7,590	7,645

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Lyndhurst

GO, BAN, 1.88%, 9/10/2020	1,280	1,280

GO, BAN, 2.00%, 5/6/2021	4,500	4,512

GO, BAN, 1.00%, 9/8/2021	9,000	9,054

Township of Mount Olive GO, BAN, 2.00%, 12/11/2020	3,374	3,380

Township of Tewksbury GO, 2.00%, 5/20/2021	4,722	4,755

Township of Vernon GO, BAN, 2.00%, 9/4/2020	7,366	7,366

		135,262

New York — 7.5%

Battery Park City Authority, Junior Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	2,500	2,500

Binghamton City School District GO, BAN, 2.00%, 10/2/2020	6,500	6,503

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	5,660	5,660

County of Westchester, Various Purpose Series 2020A, GO, BAN, 1.50%, 4/30/2021	6,500	6,529

Kenmore-Tonawanda Union Free School District GO, BAN, 1.25%, 8/13/2021	1,164	1,173

Malone Central School District GO, BAN, 1.25%, 8/13/2021	1,505	1,517

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	2,100	2,100

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	400	400

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	150	150

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	4,500	4,500

New York State Housing Finance Agency, 350 West 43rd Street Housing

Series 2001A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	3,000	3,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2002A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	23,455	23,455

Series 2004A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	3,800	3,800

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	9,000	9,000

Skaneateles Central School District GO, BAN, 1.25%, 8/18/2021	1,338	1,349

South Colonie Central School District GO, BAN, 1.25%, 8/13/2021	2,406	2,423

Springville-Griffith Institute Central School District GO, BAN, 1.25%, 8/20/2021	2,272	2,290

Town of Eastchester GO, BAN, 2.00%, 9/4/2020	2,183	2,183

Voorheesville Central School District GO, BAN, 1.25%, 8/20/2021	5,604	5,650

Wantagh Union Free School District GO, TAN, 1.25%, 6/25/2021	6,500	6,545

		90,727

North Carolina — 1.0%

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project Rev., VRDO, LOC: Truist Bank NA, 0.14%, 9/8/2020 (b)	10,000	10,000

		13,000

Ohio — 1.1%

City of Brecksville, Various Purpose Improvement, Limited Tax

GO, BAN, 2.00%, 2/25/2021	4,875	4,896

GO, BAN, 2.00%, 6/3/2021	585	589

City of Strongsville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 6/10/2021	1,600	1,613

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,308

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,905	3,905

		13,311

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — 0.8%

Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 0.15%, 9/8/2020 (b)	230	230

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/1/2020 (b)	9,075	9,075

		9,305

Other — 2.5%

FHLMC, Multi-Family Housing

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	8,785	8,785

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	9,875	9,875

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	4,425	4,425

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	5,780	5,780

SunAmerica Taxable Trust, Various States Series A-2, Class A, Rev., VRDO, LOC: FHLMC, 0.14%, 9/8/2020 (b)	1,310	1,310

		30,175

Pennsylvania — 1.8%

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2006-93B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.10%, 9/8/2020 (b)	3,120	3,120

Philadelphia Gas Works Co. Series D, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	13,495	13,495

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 0.15%, 9/8/2020 (b) (c)	4,490	4,490

		21,105

South Carolina — 1.3%

Charleston County School District, Phase IV Projects, Sales Tax Series 2020B, GO, BAN, SCSDE, 5.00%, 5/12/2021	5,000	5,139

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	5,020	5,020

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	2,325	2,325

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,000	3,006

		15,490

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 0.9%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 0.15%, 9/8/2020 (b) (c)	4,420	4,420

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 0.16%, 9/8/2020 (b) (c)	3,475	3,475

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	3,795	3,795

		11,690

Texas — 9.0%

Collin County Housing Finance Corp., Multi-Family Housing Rev., VRDO, LOC: Northern Trust Co., 0.16%, 9/8/2020 (b)	12,305	12,305

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.19%, 9/8/2020 (b)	6,085	6,085

Gulf Coast Authority, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,300	5,300

Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil Project Series B, Rev., VRDO, 0.06%, 9/1/2020 (b)	5,245	5,245

Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Refining Corp. Project Rev., VRDO, 0.05%, 9/1/2020 (b)	3,200	3,200

Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 0.17%, 9/8/2020 (b)	18,425	18,425

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

State of Texas, Veterans

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	165	165

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.18%, 9/8/2020 (b)	6,915	6,915

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	48,605	48,605

		109,245

Virginia — 1.3%

Arlington County Industrial Development Authority, Multi-Family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 0.14%, 9/8/2020 (b)	14,840	14,840

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.14%, 9/8/2020 (b)	1,250	1,250

		16,090

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — 1.0%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	5,840	5,840

Port of Tacoma, Subordinate Lien Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	2,550	2,550

Snohomish County Housing Authority, Ebey Arms Centerhouse Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,585	1,585

Washington State Housing Finance Commission, Panorama City Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/8/2020 (b)	2,000	2,000

		11,975

Wyoming — 1.9%

County of Laramie, Industrial Development, Cheyenne Light Fuel and Power Co. Project Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	7,000	7,000

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	15,700	15,700

		22,700

Total Municipal Bonds (Cost $992,790)		992,790

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.4%

California — 0.8%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	10,000	10,000

Other — 8.6%

BlackRock MuniYield Quality Fund III, Inc. LIQ: TD Bank NA, 0.17%, 9/8/2020 # (c)	30,000	30,000

Nuveen AMT-Free Municipal Credit Income Fund Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	10,000	10,000

Nuveen AMT-Free Quality Municipal Income Fund Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	20,000	20,000

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (b) (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (c)	24,200	24,200

		104,200

Total Variable Rate Demand Preferred Shares (Cost $114,200)		114,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 1.0%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $12,543, collateralized by U.S. Treasury Securities, 0.50% - 6.13%, due 11/15/2027 - 11/15/2028, with a value of $12,794. (Cost $12,543)	12,543	12,543

Short-Term Investments — 8.6%

Commercial Paper — 8.6%

California Statewide Communities Development Authority

0.50%, 9/9/2020	7,500	7,500

Series B-6, 0.70%, 9/10/2020	5,000	5,000

Series B-5, 0.21%, 1/6/2021	4,150	4,150

Series 9B-4, 0.24%, 2/2/2021	5,000	5,000

City of Atlanta

Series K-2, 0.45%, 1/6/2021	5,650	5,650

Series K-4, 0.45%, 1/6/2021	2,500	2,500

City of Houston, Airport System

Series A, 0.21%, 9/3/2020	8,000	8,000

Series A, 0.22%, 9/3/2020	16,000	16,000

Series A, 0.19%, 9/24/2020	17,000	17,000

Series A, 0.19%, 9/24/2020	5,000	5,000

City of San Antonio, Electric and Gas System

Series C, 0.89%, 9/8/2020	3,000	3,000

Series B, 0.79%, 9/10/2020	3,800	3,800

County of Harris, Toll Road Authority (The)

Series E-1, 0.17%, 9/17/2020	1,550	1,550

Series E-2, 0.22%, 11/5/2020	580	580

County of Miami-Dade Series A-1, 0.25%, 10/7/2020	5,750	5,750

Indiana Finance Authority Series D-2, 0.21%, 1/5/2021	4,000	4,000

Massachusetts Bay Transportation Authority Series A, 0.21%, 11/30/2020	7,000	7,000

State of California Series A-2, LOC: Royal Bank of Canada, 0.16%, 10/8/2020	3,795	3,795

Total Commercial Paper (Cost $105,275)		105,275

Total Short-Term Investments (Cost $105,275)		105,275

Total Investments — 100.5% (Cost $1,224,808)*		1,224,808
Liabilities in Excess of Other Assets — (0.5)%		(6,566)

Net Assets — 100.0%		1,218,242

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	81

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note

VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 62.8%

California — 62.8%

Alameda County IDA, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.13%, 9/8/2020 (b)	3,475	3,475

Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Series 2005A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	200	200

California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project Rev., VRDO, LOC: MUFG Union Bank NA, 0.14%, 9/8/2020 (b)	1,285	1,285

California Educational Facilities Authority, Stanford University Series U-5, Rev., 5.00%, 5/1/2021	3,670	3,777

California Health Facilities Financing Authority, Scripps Health Series 2012C, Rev., VRDO, 0.05%, 9/8/2020 (b)	1,000	1,000

California Health Facilities Financing Authority, Stanford Hospital and Clinics Series 2008B-2, Rev., VRDO, 0.30%, 3/2/2021 (b)	7,000	7,000

California Housing Finance, Home Mortgage Series 2005A-R, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 9/8/2020 (b)	2,365	2,365

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,615	1,615

California Municipal Finance Authority, Multi-Family, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	635	635

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	6,950	6,950

Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	2,210	2,210

California State Public Works Board, Capital Projects Series 2019C, Rev., 5.00%, 11/1/2020	1,495	1,505

California Statewide Communities Development Authority, Multi-Family, Fairway Family Apartments Series 2003PP, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	1,425	1,425

California Statewide Communities Development Authority, Multi-Family, Horizons at Indio Series 2005F, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	700	700

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	4,760	4,760

Series 2008C, Rev., VRDO, LOC: Northern Trust Co., 0.04%, 9/8/2020 (b)	1,000	1,000

City of Los Angeles

Series 2017B, GO, 5.00%, 9/1/2020	400	400

Rev., TRAN, 4.00%, 6/24/2021	7,200	7,415

City of Los Angeles, Multi-Family Housing Series I, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	1,100	1,100

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	2,000	2,000

City of Santa Rosa, Multi-Family Housing Series 2006A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	1,740	1,740

Contra Costa Water District Series T, Rev., 5.00%, 10/1/2020	125	125

County of Los Angeles Series 2020-21A, Rev., TRAN, 4.00%, 6/30/2021	4,000	4,123

County of Riverside

Series 2019A, Rev., 1.38%, 10/22/2020	5,500	5,502

Rev., TRAN, 4.00%, 6/30/2021	8,200	8,452

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co., Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,000	1,000

Daly City Housing Development Finance Agency, Multi-Family, Serramonte Del Rey Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	7,400	7,400

Fremont Public Financing Authority Rev., 5.00%, 10/1/2020	2,780	2,789

Los Angeles Department of Water and Power, Power System

Series B, Subseries B-4, Rev., VRDO, LIQ: Citibank NA, 0.01%, 9/1/2020 (b)	19,300	19,300

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/1/2020 (b)	8,400	8,400

Metropolitan Water District of Southern California

Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	1,075	1,075

Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	1,330	1,330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	83

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 0.08%, 9/8/2020 (b)	4,155	4,155

RBC Municipal Products, Inc. Trust Series G-11806, VRDO, LOC: Royal Bank of Canada, 0.24%, 9/8/2020 (b) (c)	2,000	2,000

Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments Series 1996C, Rev., VRDO, FNMA, LIQ: FNMA, 0.07%, 9/8/2020 (b)	1,770	1,770

San Diego County Water Authority

Series 2016S-1, Rev., 3.00%, 5/1/2021	5,000	5,067

Series 2005A, COP, NATL-RE, 5.25%, 5/1/2021	6,725	6,929

San Diego Public Facilities Financing Authority, Sewer Utility Series 2016A, Rev., 5.00%, 5/15/2021	250	257

San Mateo County Community College District, Election of 2014 Series 2018B, GO, 4.00%, 9/1/2020	850	850

Santa Clara County Financing Authority, Multiple Facilities Project Series 2015P, Rev., 5.00%, 5/15/2021	5,770	5,945

State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 4.00%, 12/1/2020	425	428

State of California Department of Water Resources, Power Supply Series 2011N, Rev., 5.00%, 5/1/2021	325	334

Tender Option Bond Trust Receipts/Certificates

GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	1,600	1,600

Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	1,500	1,500

Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b) (c)	3,330	3,330

Series 2018-XG0182, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 9/8/2020 (b) (c)	6,030	6,030

Series 2018-XM0689, GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	5,705	5,705

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 0.09%, 9/8/2020 (b) (c)	4,590	4,590

Series 2020-XF0898, GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	6,000	6,000

Series 2020-XG0291, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 9/8/2020 (b) (c)	9,560	9,560

Series 2018-G-92, GO, VRDO, LOC: Royal Bank of Canada, 0.10%, 9/8/2020 (b) (c)	1,500	1,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.10%, 9/8/2020 (b) (c)	5,435	5,435

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2020 (b) (c)	7,615	7,615

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	4,000	4,000

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	2,800	2,800

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,230	2,230

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	4,750	4,750

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,785	7,785

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

Series 2020-XF2876, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	9,195	9,195

Series 2020-YX1131, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	4,380	4,380

Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/8/2020 (b)	1,055	1,055

Total Municipal Bonds (Cost $258,498)		258,498

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.5%

California — 9.5%

BlackRock MuniYield California Quality Fund, Inc. Series W-7, LIQ: TD Bank NA, 0.13%, 9/8/2020 # (c)	5,000	5,000

Nuveen California AMT-Free Quality Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.10%, 9/8/2020 # (c)	15,000	15,000

Nuveen California Quality Municipal Income Fund

Series 6, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	5,100	5,100

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

California — continued

Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	7,000	7,000

Series 1-1362, LIQ: Societe Generale, 0.21%, 9/8/2020 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $39,100)		39,100

	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.4%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,600, collateralized by U.S. Treasury Securities, 0.38% - 6.50%, due 1/31/2021 - 1/15/2027, with a value of $1,632. (Cost $1,600)	1,600	1,600

Short-Term Investments — 27.1%

Commercial Paper — 27.1%

Alameda County Joint Powers Authority Series A, LOC: MUFG Union Bank NA, 0.15%, 9/3/2020	15,500	15,500

California Statewide Communities Development Authority

Series 08-B, 0.50%, 9/10/2020	5,000	5,000

Series B-6, 0.70%, 9/10/2020	5,000	5,000

Series D, 0.25%, 11/4/2020	12,000	12,000

Series 08-C, 0.28%, 12/9/2020	5,000	5,000

City and County of San Francisco LOC: U.S. Bank NA, 0.24%, 11/4/2020	3,190	3,190

Los Angeles County Capital Asset Leasing Corp. LOC: Wells Fargo Bank NA, 0.17%, 10/7/2020	5,000	5,000

Municipal Improvement Corp. of Los Angeles Series A-1, LOC: BMO Harris Bank NA, 0.15%, 10/8/2020	5,600	5,600

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

San Diego County Water Authority Series 10, LOC: Bank of the West, 0.20%, 12/9/2020	5,000	5,000

San Francisco City and County Public Utilities Commission Wastewater Series A2, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 9/3/2020	17,500	17,500

State of California

Series A-2, LOC: Royal Bank of Canada, 0.13%, 9/16/2020	5,000	5,000

Series A-2, LOC: Royal Bank of Canada, 0.16%, 10/8/2020	3,000	3,000

Series A-4, LOC: TD Bank NA, 0.22%, 10/8/2020	5,000	5,000

Series A-1, LOC: Wells Fargo Bank NA, 0.17%, 10/9/2020	2,500	2,500

University of California

Series A, 0.35%, 9/9/2020	2,000	2,000

Series A, 0.65%, 10/26/2020	5,000	5,000

Series A, 0.35%, 2/22/2021	5,000	5,000

West Basin Municipal Water District LOC: Bank of the West, 0.20%, 10/28/2020	5,500	5,500

Total Commercial Paper (Cost $111,790)		111,790

Total Short-Term Investments (Cost $111,790)		111,790

Total Investments — 99.8% (Cost $410,988)*		410,988
Other Assets Less Liabilities — 0.2%		968

Net Assets — 100.0%		411,956

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	85

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.8%

New York — 90.8%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.11%, 9/8/2020 (b)	2,490	2,490

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.16%, 9/8/2020 (b)	12,620	12,620

Baldwinsville Central School District GO, BAN, 1.25%, 6/29/2021	3,480	3,498

Battery Park City Authority, Junior Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	5,000	5,000

Bethlehem Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	3,705	3,725

Binghamton City School District

GO, BAN, 2.00%, 10/2/2020	10,000	10,005

GO, BAN, 2.00%, 11/13/2020	2,410	2,413

Canajoharie Central School District GO, BAN, 1.25%, 6/29/2021	1,687	1,696

Chenango Valley Central School District GO, BAN, 1.25%, 6/25/2021	12,720	12,787

City of New York

Series 2012G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	2,855	2,855

Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,055	3,055

City of New York, Fiscal Year 2012

Series 2012G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	1,395	1,395

Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 9/1/2020 (b)	11,715	11,715

Series 2012G, Subseries G-4, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	1,050	1,050

City of New York, Fiscal Year 2013 Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	13,465	13,465

City of New York, Fiscal Year 2017

Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	1,475	1,475

Series 2017A, Subseries A-4, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	2,460	2,460

City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	1,130	1,130

City of Peekskill GO, TAN, 1.25%, 1/15/2021	3,000	3,007

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

County of Livingston

GO, BAN, 2.00%, 9/10/2020	2,576	2,576

County of Madison GO, BAN, 1.75%, 4/30/2021	16,000	16,073

County of Montgomery GO, BAN, 2.00%, 10/9/2020	7,470	7,474

County of Otsego GO, RAN, 1.50%, 5/28/2021	8,000	8,032

County of Westchester, Various Purpose

Series 2020A, GO, BAN, 1.50%, 4/30/2021	27,353	27,473

Series 2020B, GO, BAN, 1.50%, 4/30/2021	9,474	9,507

Erie County Industrial Development Agency (The), Canisius High School Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	10,820	10,820

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.13%, 9/8/2020 (b)	1,800	1,800

Franklin County Civic Development Corp., Alice Hyde Medical Center Project Series 2013A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.12%, 9/8/2020 (b)	11,640	11,640

Geneva City School District

GO, RAN, 1.25%, 6/23/2021	7,000	7,034

GO, BAN, 1.25%, 6/30/2021	4,900	4,926

Lancaster Central School District Series 2020C, GO, BAN, 1.25%, 6/11/2021	6,000	6,033

Liverpool Central School District Series 2019A, GO, BAN, 2.00%, 9/25/2020	3,867	3,868

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	20,275	20,275

Series 2012G-1, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/1/2020 (b)	4,150	4,150

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	3,045	3,045

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	6,680	6,680

Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	3,300	3,300

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	6,135	6,135

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	25,000	25,000

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Monroe County Water Authority, Water System Rev., 5.00%, 3/1/2021	75	77

Monticello Central School District GO, BAN, 2.00%, 9/18/2020	10,010	10,013

Moravia Central School District GO, BAN, 1.25%, 8/6/2021	9,500	9,561

Nassau Health Care Corp., Nassau County Guaranteed

Subseries 2009B-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	575	575

Subseries 2009C-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	6,880	6,880

Subseries 2009C-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	11,125	11,125

Subseries 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	6,885	6,885

Subseries 2009B-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	2,125	2,125

New York City Housing Development Corp., LaFontaine Avenue Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	3,100	3,100

New York City Housing Development Corp., Multi-Family Housing, Ogden Avenue Apartments Series A, Rev., VRDO, LOC: FNMA, 0.12%, 9/8/2020 (b)	4,760	4,760

New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments Series A, Rev., VRDO, LOC: FNMA, 0.12%, 9/8/2020 (b)	3,225	3,225

New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site Series C, Rev., VRDO, LOC: Citibank NA, 0.10%, 9/8/2020 (b)	6,665	6,665

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	270	270

New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street Series 2005A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	1,000	1,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., Multi-Family Rental Housing, Gold Street Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	20,000	20,000

New York City Housing Development Corp., Multi-Family Rental Housing, Lexington Courts Series A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	1,015	1,015

New York City Housing Development Corp., Multi-Family Rental Housing, Queenswood Apartments LP Series 2001A, Rev., VRDO, LOC: FHLMC, 0.07%, 9/8/2020 (b)	2,600	2,600

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,300	2,300

New York City Housing Development Corp., Multi-Family, Pearl LLC Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	6,100	6,100

New York City Housing Development Corp., West 26th Street Development Series 2011B, Rev., VRDO, 0.08%, 9/8/2020 (b)	1,220	1,220

New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.23%, 9/8/2020 (b)	300	300

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	6,075	6,075

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	1,500	1,500

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	1,730	1,730

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	120	120

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	2,895	2,895

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	87

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	11,485	11,485

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	2,910	2,910

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	500	500

New York City Transitional Finance Authority, Future Tax Secured

Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	465	465

Series 1, Subseries 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 9/8/2020 (b)	1,525	1,525

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries 2010G-6, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	2,730	2,730

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	13,230	13,230

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	5,700	5,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries E-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,300	2,300

New York City Trust for Cultural Resources, Metropolitan Museum of Art Series 2006A-1, Rev., VRDO, 0.10%, 9/8/2020 (b)	40,595	40,595

New York Liberty Development Corp., 377 Greenwich LLC Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/8/2020 (b)	7,750	7,750

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Dormitory Authority, Catholic Health System Series 2019B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	18,000	18,000

New York State Dormitory Authority, Cornell University

Series 2004A, Rev., VRDO, LIQ: Bank of New York Mellon, 0.05%, 9/8/2020 (b)	700	700

Series 2004B, Rev., VRDO, LIQ: Bank of New York Mellon, 0.05%, 9/8/2020 (b)	2,535	2,535

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	10,400	10,400

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.11%, 9/8/2020 (b)	2,100	2,100

New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, LOC: FNMA, 0.07%, 9/8/2020 (b)	14,155	14,155

New York State Dormitory Authority, St. John’s University Series 2008B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.07%, 9/8/2020 (b)	5,015	5,015

New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	12,465	12,465

New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,830	3,830

New York State Energy Research and Development Authority Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	20,000	20,000

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.08%, 9/8/2020 (b)	2,000	2,000

Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.09%, 9/8/2020 (b)	29,600	29,600

Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	2,600	2,600

New York State Housing Finance Agency

Series 2002A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	5,500	5,500

Series 2004A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	7,050	7,050

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2009A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	3,190	3,190

Series 2019B, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 (b)	5,765	5,765

New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	10,055	10,055

New York State Housing Finance Agency, 1500 Lexington Avenue Housing Series 2004A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	700	700

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	3,260	3,260

New York State Housing Finance Agency, 330 Reverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	10,750	10,750

New York State Housing Finance Agency, 42nd and 10th Housing Series 2010A, Rev., VRDO, AMT, LOC: FHLMC, 0.08%, 9/8/2020 (b)	250	250

New York State Housing Finance Agency, 42nd West 10th Street Housing Series 2008A, Rev., VRDO, AMT, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	750	750

New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.09%, 9/8/2020 (b)	12,200	12,200

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	5,865	5,865

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Housing Series 2009A, Rev., VRDO, LOC: FHLMC, 0.07%, 9/8/2020 (b)	455	455

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.10%, 9/8/2020 (b)	9,850	9,850

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series 2014A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	18,800	18,800

New York State Housing Finance Agency, Service Contract

Series 2003A-1, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	840	840

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2003L, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	165	165

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.11%, 9/8/2020 (b)	28,575	28,575

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	1,600	1,600

New York State Urban Development Corp., Service Contract Series 2008A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	1,820	1,820

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 0.14%, 9/8/2020 (b)	4,055	4,055

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,700	5,721

RBC Municipal Products, Inc. Trust Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	10,000	10,000

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	23,000	23,000

Schalmont Central School District GO, BAN, 2.00%, 9/3/2020	1,297	1,297

Southwestern Central School District Series 2020A, GO, BAN, 1.25%, 7/21/2021	1,249	1,255

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 0.10%, 9/8/2020 (b) (c)	4,540	4,540

Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	7,400	7,400

Series 2018-XF2656, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	2,400	2,400

Series 2018-XF2704, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	4,000	4,000

Series 2019-ZF2777, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	6,000	6,000

Series 2019-ZF2778, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	5,000	5,000

Series 2016-XM0438, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,000	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	89

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,240	4,240

Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	5,600	5,600

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	2,220	2,220

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	8,000	8,000

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,015	4,015

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	1,600	1,600

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,075	5,075

Series 2019-XM0724, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	945	945

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	5,340	5,340

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	12,955	12,955

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	13,260	13,260

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	13,500	13,500

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	3,755	3,755

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,950	5,950

Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	6,265	6,265

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,160	2,160

Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	7,440	7,440

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	6,185	6,185

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

Series 2020-XF0880, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	9,035	9,035

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	7,750	7,750

Series 2020-XF2888, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,000	5,000

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,220	5,220

Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	20,000	20,000

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	23,000	23,000

Town of Bedford Series 2020B, GO, BAN, 1.50%, 3/15/2021	700	702

Town of Big Flats GO, BAN, 1.75%, 3/19/2021	1,760	1,768

Town of Greece GO, BAN, 2.00%, 10/16/2020	2,500	2,502

Town of Huntington GO, BAN, 2.00%, 9/24/2020	1,000	1,000

Town of Lansing GO, BAN, 2.00%, 9/10/2020	2,153	2,154

Town of North Hempstead Series 2019B, GO, BAN, 2.00%, 9/25/2020	1,013	1,013

Town of Southold GO, BAN, 2.00%, 9/24/2020	9,279	9,283

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	8,720	8,720

Union Endicott Central School District GO, BAN, 2.00%, 10/22/2020	1,393	1,394

Union Springs Central School District GO, RAN, 1.25%, 10/30/2020	4,500	4,506

Victor Central School District Series 2019B, GO, BAN, 2.00%, 9/18/2020	2,536	2,537

Village of Bronxville, Anticipation Notes Series 2020A, GO, BAN, 1.50%, 4/30/2021	7,198	7,202

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Village of Pelham Series 2019A, GO, BAN, 2.00%, 9/18/2020	3,265	3,266

Village of Saltaire Series 2020A, GO, BAN, 1.50%, 2/18/2021	1,750	1,755

Waterloo Central School District GO, BAN, 1.25%, 6/25/2021	11,717	11,778

West Genesee Central School District

Series 2020A, GO, BAN, 2.00%, 6/30/2021	1,960	1,982

Series 2020B, GO, BAN, 2.00%, 7/23/2021	1,601	1,623

Total Municipal Bonds (Cost $1,108,091)		1,108,091

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.8%

New York — 9.8%

BlackRock MuniYield New York Quality Fund, Inc. Series W-7, LIQ: TD Bank NA, 0.16%, 9/8/2020 # (c)	50,000	50,000

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — continued

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 2, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	16,600	16,600

Series 3, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	33,200	33,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 0.17%, 9/8/2020 # (c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $120,300)		120,300

Total Investments — 100.6% (Cost $1,228,391) *		1,228,391
Liabilities in Excess of Other Assets — (0.6)%		(7,917)

Net Assets — 100.0%		1,220,474

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$61,098,699		$1,776,421		$3,381,379
Repurchase agreements, at value	26,058,800		99,840		268,813
Cash	304,895		—	(a)	1
Receivables:
Investment securities sold	—		14,735		—
Investment securities sold — delayed delivery securities	—		110		—
Interest from non-affiliates	53,175		2,107		1,751
Interest from affiliates	1		—		—

Total Assets	87,515,570		1,893,213		3,651,944

LIABILITIES:
Payables:
Distributions	9,310		116		1,080
Investment securities purchased	—		56,920		—
Accrued liabilities:
Investment advisory fees	5,815		114		91
Administration fees	3,616		71		49
Distribution fees	—	(a)	—		—
Service fees	4,069		20		—
Custodian and accounting fees	759		53		62
Trustees’ and Chief Compliance Officer’s fees	69		2		2
Printing and mailing costs	396		4		1
Audit fees	74		32		30
Registration fees	818		15		—
Other	359		26		12

Total Liabilities	25,285		57,373		1,327

Net Assets	$87,490,285		$1,835,840		$3,650,617

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$87,467,891	$1,835,433	$3,649,482
Total distributable earnings (loss)	22,394	407	1,135

Total Net Assets	$87,490,285	$1,835,840	$3,650,617

Net Assets:
Class C	$627	$—	$—
Academy	1,439,771	—	—
Agency	2,453,387	41,193	—
Agency SL	—	—	3,650,617
Capital	51,943,171	213,177	—
IM	5,543,500	1,190,264	—
Institutional Class	22,362,614	391,206	—
Morgan	1,773,331	—	—
Premier	1,972,604	—	—
Reserve	1,280	—	—

Total	$87,490,285	$1,835,840	$3,650,617

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	626	—	—
Academy	1,438,556	—	—
Agency	2,450,826	41,163	—
Agency SL	—	—	3,649,484
Capital	51,903,470	213,024	—
IM	5,539,098	1,189,421	—
Institutional Class	22,344,881	390,934	—
Morgan	1,770,978	—	—
Premier	1,970,879	—	—
Reserve	1,278	—	—

Net Asset Value offering and redemption price per share
Class C	$1.0008	$—	$—
Academy	1.0008	—	—
Agency	1.0010	1.0007	—
Agency SL	—	—	1.0003
Capital	1.0008	1.0007	—
IM	1.0008	1.0007	—
Institutional Class	1.0008	1.0007	—
Morgan	1.0013	—	—
Premier	1.0009	—	—
Reserve	1.0011	—	—

Cost of investments in non-affiliates	$61,063,861	$1,776,023	$3,379,920
Cost of repurchase agreements	26,058,800	99,840	268,813

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$9,369,130		$127,275,167	$24,688,339
Repurchase agreements, at value	3,148,000		52,955,866	13,323,141
Cash	15,001		3,016,063	650,001
Receivables:
Fund shares sold	—		1,349	—
Interest from non-affiliates	6,878		55,404	16,162
Interest from affiliates	—	(a)	8	2

Total Assets	12,539,009		183,303,857	38,677,645

LIABILITIES:
Payables:
Distributions	927		2,706	813
Investment securities purchased	—		2,348,676	1,697,148
Fund shares redeemed	—	(a)	529	—
Accrued liabilities:
Investment advisory fees	910		12,524	2,342
Administration fees	566		7,781	1,455
Distribution fees	6		—	10
Service fees	1,486		8,383	1,889
Custodian and accounting fees	147		870	209
Trustees’ and Chief Compliance Officer’s fees	9		28	7
Printing and mailing costs	21		1,030	363
Audit fees	44		25	41
Registration fees	—		2,163	—
Other	46		205	4

Total Liabilities	4,162		2,384,920	1,704,281

Net Assets	$12,534,847		$180,918,937	$36,973,364

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$12,535,159	$180,923,394	$36,974,266
Total distributable earnings (loss)	(312)	(4,457)	(902)

Total Net Assets	$12,534,847	$180,918,937	$36,973,364

Net Assets:
Class C	$45,233	$—	$329,995
Academy	—	1,446,216	—
Agency	1,773,635	17,834,258	2,368,056
Capital	3,146,570	111,735,102	17,832,959
E*Trade	—	377,312	—
IM	—	7,353,735	34,267
Institutional Class	3,716,813	34,645,602	14,054,803
Investor	3,015	887,319	27,686
Morgan	718,338	2,196,353	498,471
Premier	3,127,065	3,802,884	1,822,556
Reserve	4,178	17,997	4,571
Service	—	622,159	—

Total	$12,534,847	$180,918,937	$36,973,364

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	45,234	—	330,003
Academy	—	1,446,209	—
Agency	1,773,651	17,834,414	2,368,115
Capital	3,146,589	111,737,602	17,833,179
E*Trade	—	377,316	—
IM	—	7,353,934	34,267
Institutional Class	3,716,862	34,647,044	14,055,342
Investor	3,016	887,353	27,687
Morgan	718,352	2,196,336	498,498
Premier	3,127,104	3,802,955	1,822,601
Reserve	4,178	17,997	4,571
Service	—	622,214	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$9,369,130	$127,275,167	$24,688,339
Cost of repurchase agreements	3,148,000	52,955,866	13,323,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,167,904		$109,710,593	$10,614,820
Repurchase agreements, at value	—		—	215,110
Cash	32,359		1,870,303	—	(a)
Receivables:
Investment securities sold	—		—	37,310
Investment securities sold — delayed delivery securities	—		—	5,165
Fund shares sold	2,186		—	—
Interest from non-affiliates	871		30,894	13,439
Interest from affiliates	—	(a)	5	—
Other assets	—		94	—

Total Assets	3,203,320		111,611,889	10,885,844

LIABILITIES:
Payables:
Distributions	22		2,074	389
Investment securities purchased	—		—	142,429
Fund shares redeemed	1,956		—	—
Accrued liabilities:
Investment advisory fees	225		7,739	748
Administration fees	140		4,808	464
Service fees	177		4,725	759
Custodian and accounting fees	18		341	79
Trustees’ and Chief Compliance Officer’s fees	—		11	4
Printing and mailing costs	261		49	37
Audit fees	26		20	32
Registration fees	—		1,068	94
Other	7		7	67

Total Liabilities	2,832		20,842	145,102

Net Assets	$3,200,488		$111,591,047	$10,740,742

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,200,583	$111,592,243	$10,740,952
Total distributable earnings (loss)	(95)	(1,196)	(210)

Total Net Assets	$3,200,488	$111,591,047	$10,740,742

Net Assets:
Agency	$324,682	$4,978,340	$616,862
Capital	—	69,953,404	—
IM	—	186,273	—
Institutional Class	2,645,618	29,171,372	8,056,235
Morgan	55,726	2,229,896	28,341
Premier	174,462	2,504,281	676,539
Reserve	—	2,567,481	1,362,765

Total	$3,200,488	$111,591,047	$10,740,742

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	324,710	4,978,399	616,865
Capital	—	69,954,019	—
IM	—	186,274	—
Institutional Class	2,645,947	29,171,752	8,056,135
Morgan	55,731	2,229,916	28,341
Premier	174,489	2,504,305	676,481
Reserve	—	2,567,488	1,362,676
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$3,167,904	$109,710,593	$10,614,820
Cost of repurchase agreements	—	—	215,110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund		JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,212,265		$409,388	$1,228,391
Repurchase agreements, at value	12,543		1,600	—
Cash	—		1	7
Receivables:
Investment securities sold	5,180		265	2,500
Investment securities sold — delayed delivery securities	140		145	1,890
Interest from non-affiliates	2,988		774	2,102

Total Assets	1,233,116		412,173	1,234,890

LIABILITIES:
Payables:
Due to custodian	4,980		—	—
Distributions	59		4	45
Investment securities purchased	9,054		—	14,070
Accrued liabilities:
Investment advisory fees	83		29	80
Administration fees	52		18	49
Service fees	90		17	82
Custodian and accounting fees	29		15	27
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—
Printing and mailing costs	85		74	21
Audit fees	32		28	27
Registration fees	376		19	—
Other	34		13	15

Total Liabilities	14,874		217	14,416

Net Assets	$1,218,242		$411,956	$1,220,474

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,218,163	$411,955	$1,220,256
Total distributable earnings (loss)	79	1	218

Total Net Assets	$1,218,242	$411,956	$1,220,474

Net Assets:
Agency	$93,816	$36,108	$122,454
E*Trade	—	—	—
Institutional Class	919,050	208,247	802,647
Morgan	56,077	10,873	65,422
Premier	108,341	138,832	224,299
Reserve	—	—	831
Service	40,958	17,896	4,821

Total	$1,218,242	$411,956	$1,220,474

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	93,808	36,099	122,430
E*Trade	—	—	—
Institutional Class	918,988	208,187	802,487
Morgan	56,072	10,871	65,409
Premier	108,331	138,806	224,255
Reserve	—	—	831
Service	40,955	17,893	4,820
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,212,265	$409,388	$1,228,391
Cost of repurchase agreements	12,543	1,600	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$252,542	$5,004	$13,168
Interest income from affiliates	270	—	—	(a)

Total investment income	252,812	5,004	13,168

EXPENSES:
Investment advisory fees	27,925	711	1,409
Administration fees	16,874	428	855
Distribution fees (See Note 4)	6	—	—
Service fees (See Note 4)	27,712	348	—
Custodian and accounting fees	1,088	80	98
Interest expense to affiliates	—	3	—	(a)
Professional fees	409	36	45
Trustees’ and Chief Compliance Officer’s fees	183	18	20
Printing and mailing costs	59	6	7
Registration and filing fees	764	76	32
Transfer agency fees (See Note 2.F.)	984	81	54
Other	285	9	37

Total expenses	76,289	1,796	2,557

Less fees waived	(4,875)	(222)	(1,500)
Less expense reimbursements	(20)	—	—

Net expenses	71,394	1,574	1,057

Net investment income (loss)	181,418	3,430	12,111

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(11,941)	6	(330)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	12,729	317	645

Net realized/unrealized gains (losses)	788	323	315

Change in net assets resulting from operations	$182,206	$3,753	$12,426

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,992	$397,411	$68,095
Interest income from affiliates	10	4,418	690
Income from interfund lending (net)	62	—	—

Total investment income	43,064	401,829	68,785

EXPENSES:
Investment advisory fees	4,708	79,403	12,942
Administration fees	2,852	48,369	7,879
Distribution fees (See Note 4)	575	4,443	1,552
Service fees (See Note 4)	10,164	77,653	15,848
Custodian and accounting fees	213	1,253	218
Interest expense to affiliates	2	—	—
Professional fees	82	819	188
Trustees’ and Chief Compliance Officer’s fees	40	344	69
Printing and mailing costs	36	247	15
Registration and filing fees	381	803	140
Transfer agency fees (See Note 2.F.)	171	1,707	330
Other	2	606	156

Total expenses	19,226	215,647	39,337

Less fees waived	(1,611)	(20,364)	(5,035)
Less expense reimbursements	(1)	—	—

Net expenses	17,614	195,283	34,302

Net investment income (loss)	25,450	206,546	34,483

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(105)	1,217	56

Change in net assets resulting from operations	$25,345	$207,763	$34,539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,685		$224,457	$47,862
Interest income from affiliates	31		1,409	—

Total investment income	8,716		225,866	47,862

EXPENSES:
Investment advisory fees	1,562		46,560	4,953
Administration fees	959		28,173	3,035
Distribution fees (See Note 4)	27		4,336	1,631
Service fees (See Note 4)	2,340		51,150	8,618
Custodian and accounting fees	38		678	137
Interest expense to affiliates	—	(a)	—	10
Professional fees	37		449	98
Trustees’ and Chief Compliance Officer’s fees	19		197	37
Printing and mailing costs	102		122	25
Registration and filing fees	62		1,382	71
Transfer agency fees (See Note 2.F.)	45		840	120
Other	36		321	43

Total expenses	5,227		134,208	18,778

Less fees waived	(887)		(15,956)	(3,624)

Net expenses	4,340		118,252	15,154

Net investment income (loss)	4,376		107,614	32,708

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	73		(389)	62

Change in net assets resulting from operations	$4,449		$107,225	$32,770

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Municipal Money Market Fund		JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,928		$1,986	$7,282
Interest income from affiliates	—	(a)	—	—

Total investment income	5,928		1,986	7,282

EXPENSES:
Investment advisory fees	544		250	675
Administration fees	334		152	418
Distribution fees (See Note 4)	183		72	54
Service fees (See Note 4)	985		550	1,390
Custodian and accounting fees	46		28	51
Interest expense to affiliates	4		1	3
Professional fees	37		27	33
Trustees’ and Chief Compliance Officer’s fees	15		13	16
Printing and mailing costs	49		4	4
Registration and filing fees	137		46	46
Transfer agency fees (See Note 2.F.)	35		12	38
Other	9		5	7

Total expenses	2,378		1,160	2,735

Less fees waived	(603)		(353)	(500)

Net expenses	1,775		807	2,235

Net investment income (loss)	4,153		1,179	5,047

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	87		6	33

Change in net assets resulting from operations	$4,240		$1,185	$5,080

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$181,418	$1,144,375	$3,430	$11,832
Net realized gain (loss)	(11,941)	218	6	51
Change in net unrealized appreciation/depreciation	12,729	13,052	317	114

Change in net assets resulting from operations	182,206	1,157,645	3,753	11,997

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	— (a)	(13)	—	—
Academy (b)	(4,562)	(457)	—	—
Agency	(6,261)	(49,744)	(108)	(618)
Capital	(100,620)	(597,060)	(937)	(2,326)
IM	(17,214)	(117,603)	(1,543)	(5,287)
Institutional Class	(45,041)	(289,111)	(842)	(3,653)
Morgan	(3,631)	(48,418)	—	—
Premier	(4,081)	(41,832)	—	—
Reserve	(7)	(183)	—	—

Total distributions to shareholders	(181,417)	(1,144,421)	(3,430)	(11,884)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	24,448,368	15,946,055	865,149	26,906

NET ASSETS:
Change in net assets	24,449,157	15,959,279	865,472	27,019
Beginning of period	63,041,128	47,081,849	970,368	943,349

End of period	$87,490,285	$63,041,128	$1,835,840	$970,368

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,111	$75,333	$25,450	$154,259
Net realized gain (loss)	(330)	10	(105)	25
Change in net unrealized appreciation/depreciation	645	331	—	—

Change in net assets resulting from operations	12,426	75,674	25,345	154,284

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(15)	(277)
Agency	—	—	(3,728)	(16,604)
Agency SL	(12,112)	(75,337)	—	—
Capital	—	—	(6,523)	(30,328)
Institutional Class	—	—	(9,047)	(62,194)
Investor	—	—	(5)	(127)
Morgan	—	—	(883)	(6,659)
Premier	—	—	(5,246)	(38,021)
Reserve	—	—	(4)	(65)

Total distributions to shareholders	(12,112)	(75,337)	(25,451)	(154,275)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	194,479	589,948	1,768,293	5,465,305

NET ASSETS:
Change in net assets	194,793	590,285	1,768,187	5,465,314
Beginning of period	3,455,824	2,865,539	10,766,660	5,301,346

End of period	$3,650,617	$3,455,824	$12,534,847	$10,766,660

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$206,546	$2,820,670	$34,483	$552,404
Net realized gain (loss)	1,217	(82)	56	(198)

Change in net assets resulting from operations	207,763	2,820,588	34,539	552,206

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(49)	(3,629)
Academy (a)	(732)	(216)	—	—
Agency	(13,871)	(230,142)	(1,778)	(38,568)
Capital	(141,319)	(1,543,302)	(16,456)	(146,413)
Eagle Class (b)	—	(16,148)	—	—
Eagle Private Wealth Class (c)	—	— (d)	—	—
E*Trade	(69)	(3,113)	—	—
IM	(10,406)	(130,326)	(52)	(10,160)
Institutional Class	(36,739)	(768,011)	(15,180)	(322,365)
Investor	(358)	(15,053)	(13)	(518)
Morgan	(927)	(28,533)	(258)	(11,478)
Premier	(1,959)	(64,204)	(695)	(19,186)
Reserve	(7)	(268)	(2)	(88)
Service	(160)	(21,354)	—	—

Total distributions to shareholders	(206,547)	(2,820,670)	(34,483)	(552,405)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,715,629	13,842,318	5,855,608	1,434,312

NET ASSETS:
Change in net assets	21,716,845	13,842,236	5,855,664	1,434,113
Beginning of period	159,202,092	145,359,856	31,117,700	29,683,587

End of period	$180,918,937	$159,202,092	$36,973,364	$31,117,700

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,376	$51,909	$107,614	$1,071,524
Net realized gain (loss)	73	119	(389)	711

Change in net assets resulting from operations	4,449	52,028	107,225	1,072,235

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(389)	(3,685)	(4,791)	(66,255)
Capital	—	—	(65,975)	(546,192)
IM (a)	—	—	(121)	(25)
Institutional Class	(3,815)	(45,076)	(33,370)	(364,514)
Morgan	(22)	(515)	(967)	(29,187)
Premier	(150)	(2,733)	(1,615)	(38,642)
Reserve	—	—	(774)	(27,410)

Total distributions to shareholders	(4,376)	(52,009)	(107,613)	(1,072,225)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	131,734	(681,168)	45,473,766	16,533,512

NET ASSETS:
Change in net assets	131,807	(681,149)	45,473,378	16,533,522
Beginning of period	3,068,681	3,749,830	66,117,669	49,584,147

End of period	$3,200,488	$3,068,681	$111,591,047	$66,117,669

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$32,708	$159,638	$4,153	$30,385
Net realized gain (loss)	62	33	87	113

Change in net assets resulting from operations	32,770	159,671	4,240	30,498

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(2,095)	(9,975)	(379)	(1,494)
Eagle Class (a)	—	—	—	(1,387)
Institutional Class	(26,628)	(128,036)	(3,279)	(25,445)
Morgan	(37)	(91)	(91)	(185)
Premier	(1,834)	(9,288)	(316)	(1,279)
Reserve	(2,112)	(12,603)	—	—
Service	—	—	(88)	(749)

Total distributions to shareholders	(32,706)	(159,993)	(4,153)	(30,539)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,780,901)	(4,045,909)	(821,969)	(1,058,068)

NET ASSETS:
Change in net assets	(1,780,837)	(4,046,231)	(821,882)	(1,058,109)
Beginning of period	12,521,579	16,567,810	2,040,124	3,098,233

End of period	$10,740,742	$12,521,579	$1,218,242	$2,040,124

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,179	$4,781	$5,047	$21,721
Net realized gain (loss)	6	248	33	242

Change in net assets resulting from operations	1,185	5,029	5,080	21,963

DISTRIBUTIONS TO SHAREHOLDERS:
Agency (a)	(93)	(124)	(589)	(2,365)
Eagle Class (b)	—	(24)	—	(60)
Institutional Class (a)	(744)	(2,358)	(3,236)	(10,243)
Morgan	(13)	(18)	(129)	(1,002)
Premier	(301)	(2,220)	(1,078)	(7,987)
Reserve	—	—	(2)	(10)
Service	(28)	(270)	(11)	(91)

Total distributions to shareholders	(1,179)	(5,014)	(5,045)	(21,758)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(164,767)	187,235	(1,482,088)	1,727,911

NET ASSETS:
Change in net assets	(164,761)	187,250	(1,482,053)	1,728,116
Beginning of period	576,717	389,467	2,702,527	974,411

End of period	$411,956	$576,717	$1,220,474	$2,702,527

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$8	$—	$—	$—
Distributions reinvested	— (a)	13	—	—
Cost of shares redeemed	(188)	(425)	—	—

Change in net assets resulting from Class C capital transactions	$(180)	$(412)	$—	$—

Academy (b)
Proceeds from shares issued	$9,072,213	$150,020	$—	$—
Distributions reinvested	4,515	457	—	—
Cost of shares redeemed	(7,789,816)	—	—	—

Change in net assets resulting from Academy capital transactions	$1,286,912	$150,477	$—	$—

Agency
Proceeds from shares issued	$114,813,870	$214,440,317	$91,689	$141,665
Distributions reinvested	854	6,895	—	— (a)
Cost of shares redeemed	(114,878,434)	(214,403,768)	(92,228)	(117,118)

Change in net assets resulting from Agency capital transactions	$(63,710)	$43,444	$(539)	$24,547

Capital
Proceeds from shares issued	$116,031,057	$203,523,806	$875,860	$1,037,579
Distributions reinvested	39,172	212,739	4	14
Cost of shares redeemed	(97,807,370)	(196,787,160)	(890,940)	(882,404)

Change in net assets resulting from Capital capital transactions	$18,262,859	$6,949,385	$(15,076)	$155,189

IM
Proceeds from shares issued	$32,563,659	$53,762,592	$5,365,464	$5,668,758
Distributions reinvested	369	2,352	—	— (a)
Cost of shares redeemed	(32,564,771)	(50,121,236)	(4,566,684)	(5,752,779)

Change in net assets resulting from IM capital transactions	$(743)	$3,643,708	$798,780	$(84,021)

Institutional Class
Proceeds from shares issued	$61,774,250	$85,497,068	$2,339,837	$2,757,931
Distributions reinvested	7,611	48,602	9	1
Cost of shares redeemed	(55,027,951)	(81,633,030)	(2,257,862)	(2,826,741)

Change in net assets resulting from Institutional Class capital transactions	$6,753,910	$3,912,640	$81,984	$(68,809)

Morgan
Proceeds from shares issued	$229,525,238	$613,721,690	$—	$—
Distributions reinvested	267	3,561	—	—
Cost of shares redeemed	(230,631,524)	(613,239,003)	—	—

Change in net assets resulting from Morgan capital transactions	$(1,106,019)	$486,248	$—	$—

Premier
Proceeds from shares issued	$42,087,191	$69,228,079	$—	$—
Distributions reinvested	147	1,244	—	—
Cost of shares redeemed	(42,761,266)	(68,467,754)	—	—

Change in net assets resulting from Premier capital transactions	$(673,928)	$761,569	$—	$—

Reserve
Proceeds from shares issued	$218,218	$2,424,770	$—	$—
Distributions reinvested	1	23	—	—
Cost of shares redeemed	(228,952)	(2,425,797)	—	—

Change in net assets resulting from Reserve capital transactions	$(10,733)	$(1,004)	$—	$—

Total change in net assets resulting from capital transactions	$24,448,368	$15,946,055	$865,149	$26,906

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	8	—	—	—
Reinvested	— (a)	13	—	—
Redeemed	(188)	(425)	—	—

Change in Class C Shares	(180)	(412)	—	—

Academy (b)
Issued	9,066,614	149,975	—	—
Reinvested	4,511	457	—	—
Redeemed	(7,783,001)	—	—	—

Change in Academy Shares	1,288,124	150,432	—	—

Agency
Issued	114,701,652	214,348,639	91,651	141,661
Reinvested	853	6,892	—	— (a)
Redeemed	(114,767,611)	(214,312,930)	(92,182)	(117,115)

Change in Agency Shares	(65,106)	42,601	(531)	24,546

Capital
Issued	115,955,535	203,471,472	875,496	1,037,557
Reinvested	39,146	212,670	4	14
Redeemed	(97,757,157)	(196,736,156)	(890,635)	(882,346)

Change in Capital Shares	18,237,524	6,947,986	(15,135)	155,225

IM
Issued	32,544,409	53,745,178	5,362,410	5,668,624
Reinvested	369	2,351	—	— (a)
Redeemed	(32,544,285)	(50,104,592)	(4,564,371)	(5,752,627)

Change in IM Shares	493	3,642,937	798,039	(84,003)

Institutional Class
Issued	61,733,832	85,474,302	2,338,723	2,757,820
Reinvested	7,606	48,585	9	1
Redeemed	(54,996,202)	(81,611,351)	(2,256,902)	(2,826,628)

Change in Institutional Class Shares	6,745,236	3,911,536	81,830	(68,807)

Morgan
Issued	229,264,641	613,432,479	—	—
Reinvested	267	3,560	—	—
Redeemed	(230,372,245)	(612,952,228)	—	—

Change in Morgan Shares	(1,107,337)	483,811	—	—

Premier
Issued	42,051,999	69,204,821	—	—
Reinvested	147	1,244	—	—
Redeemed	(42,726,351)	(68,444,952)	—	—

Change in Premier Shares	(674,205)	761,113	—	—

Reserve
Issued	218,080	2,423,689	—	—
Reinvested	1	23	—	—
Redeemed	(228,811)	(2,424,725)	—	—

Change in Reserve Shares	(10,730)	(1,013)	—	—

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$58,053	$13,606
Distributions reinvested	—	—	15	275
Cost of shares redeemed	—	—	(31,259)	(17,530)

Change in net assets resulting from Class C capital transactions	$—	$—	$26,809	$(3,649)

Agency
Proceeds from shares issued	$—	$—	$2,091,104	$2,393,073
Distributions reinvested	—	—	1,498	2,765
Cost of shares redeemed	—	—	(1,771,698)	(1,485,097)

Change in net assets resulting from Agency capital transactions	$—	$—	$320,904	$910,741

Agency SL
Proceeds from shares issued	$17,483,700	$24,507,300	$—	$—
Distributions reinvested	—	1	—	—
Cost of shares redeemed	(17,289,221)	(23,917,353)	—	—

Change in net assets resulting from Agency SL capital transactions	$194,479	$589,948	$—	$—

Capital
Proceeds from shares issued	$—	$—	$3,372,483	$3,670,986
Distributions reinvested	—	—	2,749	12,365
Cost of shares redeemed	—	—	(2,524,516)	(1,945,970)

Change in net assets resulting from Capital capital transactions	$—	$—	$850,716	$1,737,381

Institutional Class
Proceeds from shares issued	$—	$—	$3,430,600	$4,691,517
Distributions reinvested	—	—	2,329	21,795
Cost of shares redeemed	—	—	(3,128,836)	(4,018,108)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$304,093	$695,204

Investor
Proceeds from shares issued	$—	$—	$706	$3,928
Distributions reinvested	—	—	4	127
Cost of shares redeemed	—	—	(5,598)	(4,298)

Change in net assets resulting from Investor capital transactions	$—	$—	$(4,888)	$(243)

Morgan
Proceeds from shares issued	$—	$—	$617,651	$622,663
Distributions reinvested	—	—	873	6,392
Cost of shares redeemed	—	—	(443,495)	(393,322)

Change in net assets resulting from Morgan capital transactions	$—	$—	$175,029	$235,733

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$—	$—	$4,395,148	$4,742,192
Distributions reinvested	—	—	2,356	11,491
Cost of shares redeemed	—	—	(4,302,255)	(2,862,793)

Change in net assets resulting from Premier capital transactions	$—	$—	$95,249	$1,890,890

Reserve
Proceeds from shares issued	$—	$—	$1,484	$410
Distributions reinvested	—	—	4	64
Cost of shares redeemed	—	—	(1,107)	(1,226)

Change in net assets resulting from Reserve capital transactions	$—	$—	$381	$(752)

Total change in net assets resulting from capital transactions	$194,479	$589,948	$1,768,293	$5,465,305

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	—	—	58,053	13,606
Reinvested	—	—	15	275
Redeemed	—	—	(31,259)	(17,530)

Change in Class C Shares	—	—	26,809	(3,649)

Agency
Issued	—	—	2,091,104	2,393,073
Reinvested	—	—	1,498	2,765
Redeemed	—	—	(1,771,698)	(1,485,097)

Change in Agency Shares	—	—	320,904	910,741

Agency SL
Issued	17,480,782	24,504,701	—	—
Reinvested	—	1	—	—
Redeemed	(17,286,443)	(23,914,801)	—	—

Change in Agency SL Shares	194,339	589,901	—	—

Capital
Issued	—	—	3,372,483	3,670,986
Reinvested	—	—	2,749	12,365
Redeemed	—	—	(2,524,516)	(1,945,970)

Change in Capital Shares	—	—	850,716	1,737,381

Institutional Class
Issued	—	—	3,430,600	4,691,517
Reinvested	—	—	2,329	21,795
Redeemed	—	—	(3,128,836)	(4,018,108)

Change in Institutional Class Shares	—	—	304,093	695,204

Investor
Issued	—	—	706	3,928
Reinvested	—	—	4	127
Redeemed	—	—	(5,598)	(4,298)

Change in Investor Shares	—	—	(4,888)	(243)

Morgan
Issued	—	—	617,651	622,661
Reinvested	—	—	873	6,392
Redeemed	—	—	(443,495)	(393,322)

Change in Morgan Shares	—	—	175,029	235,731

Premier
Issued	—	—	4,395,148	4,742,192
Reinvested	—	—	2,356	11,491
Redeemed	—	—	(4,302,255)	(2,862,793)

Change in Premier Shares	—	—	95,249	1,890,890

Reserve
Issued	—	—	1,484	410
Reinvested	—	—	4	64
Redeemed	—	—	(1,107)	(1,226)

Change in Reserve Shares	—	—	381	(752)

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$175,785	$222,137
Distributions reinvested	—	—	49	3,629
Cost of shares redeemed	—	—	(138,664)	(308,170)

Change in net assets resulting from Class C capital transactions	$—	$—	$37,170	$(82,404)

Academy (a)
Proceeds from shares issued	$5,159,569	$85,020	$—	$—
Distributions reinvested	524	6	—	—
Cost of shares redeemed	(3,798,910)	—	—	—

Change in net assets resulting from Academy capital transactions	$1,361,183	$85,026	$—	$—

Agency
Proceeds from shares issued	$815,259,707	$1,276,267,711	$82,378,778	$170,809,933
Distributions reinvested	483	9,104	230	3,887
Cost of shares redeemed	(811,558,180)	(1,273,257,104)	(81,755,245)	(171,083,496)

Change in net assets resulting from Agency capital transactions	$3,702,010	$3,019,711	$623,763	$(269,676)

Capital
Proceeds from shares issued	$791,991,960	$1,239,463,988	$84,670,204	$76,540,607
Distributions reinvested	71,527	689,238	5,763	33,856
Cost of shares redeemed	(766,592,623)	(1,227,280,092)	(76,788,966)	(73,053,662)

Change in net assets resulting from Capital capital transactions	$25,470,864	$12,873,134	$7,887,001	$3,520,801

Eagle Class (b)
Proceeds from shares issued	$—	$543,448	$—	$—
Distributions reinvested	—	14,518	—	—
Cost of shares redeemed	—	(4,416,056)	—	—

Change in net assets resulting from Eagle Class capital transactions	$—	$(3,858,090)	$—	$—

Eagle Private Wealth Class (c)
Distributions reinvested	$—	$— (d)	$—	$—
Cost of shares redeemed	—	(21)	—	—

Change in net assets resulting from Eagle Private Wealth Class capital transactions	$—	$(21)	$—	$—

E*Trade
Proceeds from shares issued	$161,377	$228,719	$—	$—
Distributions reinvested	69	3,113	—	—
Cost of shares redeemed	(82,485)	(208,477)	—	—

Change in net assets resulting from E*Trade capital transactions	$78,961	$23,355	$—	$—

IM
Proceeds from shares issued	$28,649,170	$53,182,765	$91,194	$1,226,373
Distributions reinvested	957	40,503	—	6,783
Cost of shares redeemed	(28,740,336)	(51,888,343)	(94,356)	(2,647,217)

Change in net assets resulting from IM capital transactions	$(90,209)	$1,334,925	$(3,162)	$(1,414,061)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$257,051,935	$358,725,290	$56,711,861	$89,228,169
Distributions reinvested	9,928	510,121	4,394	221,403
Cost of shares redeemed	(265,662,510)	(357,857,934)	(59,548,529)	(90,328,833)

Change in net assets resulting from Institutional Class capital transactions	$(8,600,647)	$1,377,477	$(2,832,274)	$(879,261)

Investor
Proceeds from shares issued	$482,811	$317,919	$188,532	$170,196
Distributions reinvested	358	15,053	— (d)	11
Cost of shares redeemed	(280,649)	(775,851)	(190,783)	(168,853)

Change in net assets resulting from Investor capital transactions	$202,520	$(442,879)	$(2,251)	$1,354

Morgan
Proceeds from shares issued	$157,970,945	$311,978,401	$54,738,369	$166,379,043
Distributions reinvested	331	7,869	23	855
Cost of shares redeemed	(157,839,099)	(311,582,589)	(54,974,778)	(166,279,543)

Change in net assets resulting from Morgan capital transactions	$132,177	$403,681	$(236,386)	$100,355

Premier
Proceeds from shares issued	$81,769,036	$163,482,618	$17,598,585	$27,622,521
Distributions reinvested	278	5,220	324	6,993
Cost of shares redeemed	(82,062,207)	(162,337,604)	(17,215,767)	(27,171,290)

Change in net assets resulting from Premier capital transactions	$(292,893)	$1,150,234	$383,142	$458,224

Reserve
Proceeds from shares issued	$12,540	$13,945	$333,633	$1,498
Distributions reinvested	7	268	2	87
Cost of shares redeemed	(15,379)	(12,851)	(335,030)	(2,605)

Change in net assets resulting from Reserve capital transactions	$(2,832)	$1,362	$(1,395)	$(1,020)

Service
Proceeds from shares issued	$47,503	$335,160	$—	$—
Distributions reinvested	160	21,353	—	—
Cost of shares redeemed	(293,168)	(2,482,110)	—	—

Change in net assets resulting from Service capital transactions	$(245,505)	$(2,125,597)	$—	$—

Total change in net assets resulting from capital transactions	$21,715,629	$13,842,318	$5,855,608	$1,434,312

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	—	—	175,785	222,129
Reinvested	—	—	49	3,629
Redeemed	—	—	(138,664)	(308,159)

Change in Class C Shares	—	—	37,170	(82,401)

Academy (a)
Issued	5,159,569	85,020	—	—
Reinvested	524	6	—	—
Redeemed	(3,798,910)	—	—	—

Change in Academy Shares	1,361,183	85,026	—	—

Agency
Issued	815,259,707	1,276,267,274	82,378,778	170,809,890
Reinvested	483	9,104	230	3,887
Redeemed	(811,558,180)	(1,273,256,883)	(81,755,245)	(171,083,444)

Change in Agency Shares	3,702,010	3,019,495	623,763	(269,667)

Capital
Issued	791,991,960	1,239,463,766	84,670,204	76,540,547
Reinvested	71,527	689,238	5,763	33,856
Redeemed	(766,592,623)	(1,227,279,800)	(76,788,966)	(73,053,452)

Change in Capital Shares	25,470,864	12,873,204	7,887,001	3,520,951

Eagle Class (b)
Issued	—	543,315	—	—
Reinvested	—	14,518	—	—
Redeemed	—	(4,416,055)	—	—

Change in Eagle Class Shares	—	(3,858,222)	—	—

Eagle Private Wealth Class (c)
Reinvested	—	— (d)	—	—
Redeemed	—	(20)	—	—

Change in Eagle Private Wealth Class Shares	—	(20)	—	—

E*Trade
Issued	161,377	228,715	—	—
Reinvested	69	3,114	—	—
Redeemed	(82,485)	(208,471)	—	—

Change in E*Trade Shares	78,961	23,358	—	—

IM
Issued	28,649,170	53,182,729	91,194	1,226,280
Reinvested	957	40,503	—	6,783
Redeemed	(28,740,336)	(51,888,257)	(94,356)	(2,647,216)

Change in IM Shares	(90,209)	1,334,975	(3,162)	(1,414,153)

Institutional Class
Issued	257,051,935	358,725,178	56,711,861	89,227,998
Reinvested	9,928	510,121	4,394	221,403
Redeemed	(265,662,510)	(357,857,535)	(59,548,529)	(90,328,769)

Change in Institutional Class Shares	(8,600,647)	1,377,764	(2,832,274)	(879,368)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS: (continued)
Investor
Issued	482,811	317,915	188,532	170,195
Reinvested	358	15,053	— (d)	11
Redeemed	(280,649)	(775,846)	(190,783)	(168,852)

Change in Investor Shares	202,520	(442,878)	(2,251)	1,354

Morgan
Issued	157,970,945	311,978,292	54,738,369	166,379,004
Reinvested	331	7,869	23	855
Redeemed	(157,839,099)	(311,582,523)	(54,974,778)	(166,279,491)

Change in Morgan Shares	132,177	403,638	(236,386)	100,368

Premier
Issued	81,769,036	163,482,569	17,598,585	27,622,517
Reinvested	278	5,220	324	6,993
Redeemed	(82,062,207)	(162,337,574)	(17,215,767)	(27,171,261)

Change in Premier Shares	(292,893)	1,150,215	383,142	458,249

Reserve
Issued	12,540	13,945	333,633	1,498
Reinvested	7	267	2	87
Redeemed	(15,379)	(12,851)	(335,030)	(2,605)

Change in Reserve Shares	(2,832)	1,361	(1,395)	(1,020)

Service
Issued	47,503	335,116	—	—
Reinvested	160	21,353	—	—
Redeemed	(293,168)	(2,482,066)	—	—

Change in Service Shares	(245,505)	(2,125,597)	—	—

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,652,230	$2,960,215	$243,382,635	$388,303,998
Distributions reinvested	113	686	571	7,638
Cost of shares redeemed	(1,570,386)	(2,866,309)	(242,602,107)	(386,681,435)

Change in net assets resulting from Agency capital transactions	$81,957	$94,592	$781,099	$1,630,201

Capital
Proceeds from shares issued	$—	$—	$225,184,822	$298,441,950
Distributions reinvested	—	—	25,652	225,598
Cost of shares redeemed	—	—	(188,220,359)	(289,232,259)

Change in net assets resulting from Capital capital transactions	$—	$—	$36,990,115	$9,435,289

IM (a)
Proceeds from shares issued	$—	$—	$409,007	$18,801
Distributions reinvested	—	—	120	25
Cost of shares redeemed	—	—	(234,738)	(6,941)

Change in net assets resulting from IM capital transactions	$—	$—	$174,389	$11,885

Institutional Class
Proceeds from shares issued	$8,291,497	$9,696,291	$65,607,648	$71,922,177
Distributions reinvested	1,288	15,541	7,996	68,397
Cost of shares redeemed	(8,219,604)	(10,556,887)	(58,726,630)	(67,566,674)

Change in net assets resulting from Institutional Class capital transactions	$73,181	$(845,055)	$6,889,014	$4,423,900

Morgan
Proceeds from shares issued	$66,178	$50,871	$43,497,878	$84,584,237
Distributions reinvested	20	480	726	21,565
Cost of shares redeemed	(45,202)	(45,913)	(43,292,150)	(84,591,494)

Change in net assets resulting from Morgan capital transactions	$20,996	$5,438	$206,454	$14,308

Premier
Proceeds from shares issued	$606,240	$1,131,836	$8,459,049	$20,764,723
Distributions reinvested	55	765	227	7,211
Cost of shares redeemed	(650,695)	(1,068,744)	(8,492,040)	(20,294,193)

Change in net assets resulting from Premier capital transactions	$(44,400)	$63,857	$(32,764)	$477,741

Reserve
Proceeds from shares issued	$—	$—	$8,064,815	$18,891,281
Distributions reinvested	—	—	13	437
Cost of shares redeemed	—	—	(7,599,369)	(18,351,530)

Change in net assets resulting from Reserve capital transactions	$—	$—	$465,459	$540,188

Total change in net assets resulting from capital transactions	$131,734	$(681,168)	$45,473,766	$16,533,512

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	119

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	1,652,230	2,960,176	243,382,635	388,303,998
Reinvested	113	686	571	7,638
Redeemed	(1,570,386)	(2,866,254)	(242,602,107)	(386,681,435)

Change in Agency Shares	81,957	94,608	781,099	1,630,201

Capital
Issued	—	—	225,184,822	298,441,950
Reinvested	—	—	25,652	225,598
Redeemed	—	—	(188,220,359)	(289,232,259)

Change in Capital Shares	—	—	36,990,115	9,435,289

IM (a)
Issued	—	—	409,014	18,794
Reinvested	—	—	113	32
Redeemed	—	—	(234,738)	(6,941)

Change in IM Shares	—	—	174,389	11,885

Institutional Class
Issued	8,291,497	9,696,225	65,607,648	71,922,177
Reinvested	1,288	15,541	7,996	68,397
Redeemed	(8,219,604)	(10,556,853)	(58,726,630)	(67,566,674)

Change in Institutional Class Shares	73,181	(845,087)	6,889,014	4,423,900

Morgan
Issued	66,178	50,870	43,497,878	84,584,237
Reinvested	20	480	726	21,565
Redeemed	(45,202)	(45,908)	(43,292,150)	(84,591,494)

Change in Morgan Shares	20,996	5,442	206,454	14,308

Premier
Issued	606,240	1,131,835	8,459,049	20,764,723
Reinvested	55	765	227	7,211
Redeemed	(650,695)	(1,068,731)	(8,492,040)	(20,294,193)

Change in Premier Shares	(44,400)	63,869	(32,764)	477,741

Reserve
Issued	—	—	8,064,815	18,891,281
Reinvested	—	—	13	437
Redeemed	—	—	(7,599,369)	(18,351,530)

Change in Reserve Shares	—	—	465,459	540,188

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$801,545	$871,757	$174,777	$212,906
Distributions reinvested	251	330	97	160
Cost of shares redeemed	(967,207)	(1,153,739)	(193,813)	(227,454)

Change in net assets resulting from Agency capital transactions	$(165,411)	$(281,652)	$(18,939)	$(14,388)

Eagle Class (a)
Proceeds from shares issued	$—	$—	$—	$142,010
Distributions reinvested	—	—	—	1,270
Cost of shares redeemed	—	—	—	(708,765)

Change in net assets resulting from Eagle Class capital transactions	$—	$—	$—	$(565,485)

Institutional Class
Proceeds from shares issued	$19,123,134	$33,994,016	$3,681,609	$10,468,155
Distributions reinvested	1,919	14,858	1,965	18,565
Cost of shares redeemed	(20,242,326)	(37,237,476)	(4,452,735)	(10,802,030)

Change in net assets resulting from Institutional Class capital transactions	$(1,117,273)	$(3,228,602)	$(769,161)	$(315,310)

Morgan
Proceeds from shares issued	$62,877	$8,331	$80,913	$34,138
Distributions reinvested	36	90	91	185
Cost of shares redeemed	(45,414)	(7,463)	(60,405)	(14,749)

Change in net assets resulting from Morgan capital transactions	$17,499	$958	$20,599	$19,574

Premier
Proceeds from shares issued	$911,539	$1,170,039	$118,916	$167,754
Distributions reinvested	70	189	46	95
Cost of shares redeemed	(1,082,559)	(1,385,434)	(145,892)	(161,846)

Change in net assets resulting from Premier capital transactions	$(170,950)	$(215,206)	$(26,930)	$6,003

Reserve
Proceeds from shares issued	$4,339,005	$10,411,802	$—	$—
Distributions reinvested	5	17	—	—
Cost of shares redeemed	(4,683,776)	(10,733,226)	—	—

Change in net assets resulting from Reserve capital transactions	$(344,766)	$(321,407)	$—	$—

Service
Proceeds from shares issued	$—	$—	$—	$36,138
Distributions reinvested	—	—	88	749
Cost of shares redeemed	—	—	(27,626)	(225,349)

Change in net assets resulting from Service capital transactions	$—	$—	$(27,538)	$(188,462)

Total change in net assets resulting from capital transactions	$(1,780,901)	$(4,045,909)	$(821,969)	$(1,058,068)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	801,545	871,757	174,777	212,902
Reinvested	251	330	97	160
Redeemed	(967,207)	(1,153,739)	(193,812)	(227,454)

Change in Agency Shares	(165,411)	(281,652)	(18,938)	(14,392)

Eagle Class (a)
Issued	—	—	—	142,010
Reinvested	—	—	—	1,270
Redeemed	—	—	—	(708,738)

Change in Eagle Class Shares	—	—	—	(565,458)

Institutional Class
Issued	19,123,134	33,994,016	3,681,603	10,468,118
Reinvested	1,919	14,858	1,965	18,565
Redeemed	(20,242,326)	(37,237,476)	(4,452,735)	(10,802,030)

Change in Institutional Class Shares	(1,117,273)	(3,228,602)	(769,167)	(315,347)

Morgan
Issued	62,877	8,331	80,913	34,138
Reinvested	36	90	91	185
Redeemed	(45,414)	(7,463)	(60,405)	(14,748)

Change in Morgan Shares	17,499	958	20,599	19,575

Premier
Issued	911,539	1,170,039	118,916	167,753
Reinvested	70	189	46	95
Redeemed	(1,082,559)	(1,385,434)	(145,892)	(161,846)

Change in Premier Shares	(170,950)	(215,206)	(26,930)	6,002

Reserve
Issued	4,339,005	10,411,802	—	—
Reinvested	5	17	—	—
Redeemed	(4,683,776)	(10,733,226)	—	—

Change in Reserve Shares	(344,766)	(321,407)	—	—

Service
Issued	—	—	—	36,138
Reinvested	—	—	88	749
Redeemed	—	—	(27,621)	(225,334)

Change in Service Shares	—	—	(27,533)	(188,447)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency (a)
Proceeds from shares issued	$75,470	$66,539	$171,005	$715,020
Distributions reinvested	— (b)	— (b)	— (b)	— (b)
Cost of shares redeemed	(64,255)	(41,639)	(311,232)	(452,366)

Change in net assets resulting from Agency capital transactions	$11,215	$24,900	$(140,227)	$262,654

Eagle Class (c)
Proceeds from shares issued	$—	$8,563	$—	$18,662
Distributions reinvested	—	22	—	56
Cost of shares redeemed	—	(18,855)	—	(53,610)

Change in net assets resulting from Eagle Class capital transactions	$—	$(10,270)	$—	$(34,892)

Institutional Class (a)
Proceeds from shares issued	$304,314	$996,142	$812,166	$4,204,905
Distributions reinvested	3	— (b)	68	145
Cost of shares redeemed	(383,797)	(708,396)	(1,635,015)	(2,579,748)

Change in net assets resulting from Institutional Class capital transactions	$(79,480)	$287,746	$(822,781)	$1,625,302

Morgan
Proceeds from shares issued	$33,694	$2,313	$25,221	$32,103
Distributions reinvested	13	18	126	959
Cost of shares redeemed	(25,281)	(1,474)	(22,104)	(103,021)

Change in net assets resulting from Morgan capital transactions	$8,426	$857	$3,243	$(69,959)

Premier
Proceeds from shares issued	$315,265	$1,046,355	$775,599	$2,924,871
Distributions reinvested	75	996	311	4,126
Cost of shares redeemed	(409,758)	(1,073,578)	(1,294,401)	(2,955,568)

Change in net assets resulting from Premier capital transactions	$(94,418)	$(26,227)	$(518,491)	$(26,571)

Reserve
Proceeds from shares issued	$—	$—	$1,805	$3,749
Distributions reinvested	—	—	2	10
Cost of shares redeemed	—	—	(2,098)	(4,206)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(291)	$(447)

Service
Proceeds from shares issued	$—	$23,376	$—	$21,226
Distributions reinvested	27	269	11	91
Cost of shares redeemed	(10,537)	(113,416)	(3,552)	(49,493)

Change in net assets resulting from Service capital transactions	$(10,510)	$(89,771)	$(3,541)	$(28,176)

Total change in net assets resulting from capital transactions	$(164,767)	$187,235	$(1,482,088)	$1,727,911

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency (a)
Issued	75,465	66,522	171,005	715,020
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	(64,255)	(41,633)	(311,229)	(452,366)

Change in Agency Shares	11,210	24,889	(140,224)	262,654

Eagle Class (c)
Issued	—	8,557	—	18,661
Reinvested	—	22	—	56
Redeemed	—	(18,844)	—	(53,610)

Change in Eagle Class Shares	—	(10,265)	—	(34,893)

Institutional Class (a)
Issued	304,307	995,953	812,134	4,204,902
Reinvested	3	— (b)	68	145
Redeemed	(383,793)	(708,283)	(1,635,015)	(2,579,747)

Change in Institutional Class Shares	(79,483)	287,670	(822,813)	1,625,300

Morgan
Issued	33,692	2,312	25,218	32,103
Reinvested	13	18	126	959
Redeemed	(25,281)	(1,473)	(22,104)	(103,008)

Change in Morgan Shares	8,424	857	3,240	(69,946)

Premier
Issued	315,265	1,046,255	775,599	2,924,859
Reinvested	75	996	311	4,126
Redeemed	(409,750)	(1,073,445)	(1,294,369)	(2,955,566)

Change in Premier Shares	(94,410)	(26,194)	(518,459)	(26,581)

Reserve
Issued	—	—	1,805	3,749
Reinvested	—	—	2	10
Redeemed	—	—	(2,098)	(4,206)

Change in Reserve Shares	—	—	(291)	(447)

Service
Issued	—	23,339	—	21,226
Reinvested	27	269	11	91
Redeemed	(10,534)	(113,330)	(3,552)	(49,493)

Change in Service Shares	(10,507)	(89,722)	(3,541)	(28,176)

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.0005	$0.0005		$0.0003	(d)	$0.0008		$(0.0005)	$—		$(0.0005)
Year Ended February 29, 2020	1.0003	0.0134		0.0002		0.0136		(0.0134)	—	(e)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(e)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(f)	—	(e)	0.0039		(0.0042)	—	(e)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(f)	0.0006		0.0007		(0.0003)	—	(e)	(0.0003)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Academy
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0030		0.0002	(d)	0.0032		(0.0030)	—		(0.0030)
May 15, 2019 (h) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.0007	0.0026		0.0003	(d)	0.0029		(0.0026)	—		(0.0026)
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(e)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(e)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(f)	(0.0004)		0.0110		(0.0113)	—	(e)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(f)	0.0016		0.0052		(0.0048)	—	(e)	(0.0048)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.0005	0.0030		0.0003	(d)	0.0033		(0.0030)	—		(0.0030)
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(e)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(e)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(f)	(0.0004)		0.0118		(0.0121)	—	(e)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(f)	0.0014		0.0061		(0.0057)	—	(e)	(0.0057)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0032		0.0002	(d)	0.0034		(0.0032)	—		(0.0032)
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(e)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(e)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(f)	(0.0004)		0.0120		(0.0123)	—	(e)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(f)	0.0007		0.0062		(0.0058)	—	(e)	(0.0058)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.0005	0.0029		0.0003	(d)	0.0032		(0.0029)	—		(0.0029)
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(e)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(e)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(f)	(0.0004)		0.0115		(0.0118)	—	(e)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(f)	0.0014		0.0058		(0.0054)	—	(e)	(0.0054)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0008	0.08%	$627	0.69%	0.10%	4.84%
1.0005	1.37	806	0.97	1.38	3.88
1.0003	1.36	1,218	0.97	1.30	2.80
1.0001	0.39	2,012	0.97	0.39	2.27
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18

1.0008	0.32	1,439,771	0.18	0.52	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0010	0.29	2,453,387	0.26	0.50	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31
1.0001	1.10	1,494,001	0.26	1.14	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31

1.0008	0.33	51,943,171	0.18	0.53	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21
1.0001	1.18	24,654,174	0.18	1.22	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21

1.0008	0.34	5,543,500	0.14	0.62	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16
1.0001	1.21	2,032,079	0.16	1.24	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16

1.0008	0.32	22,362,614	0.21	0.52	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26
1.0001	1.15	8,567,374	0.21	1.19	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.0008	$0.0015		$0.0005	(d)	$0.0020		$(0.0015)	$—		$(0.0015)
Year Ended February 29, 2020	1.0003	0.0180		0.0005		0.0185		(0.0180)	—	(e)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002		0.0181		(0.0179)	—	(e)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(f)	(0.0005)		0.0084		(0.0087)	—	(e)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(f)	0.0012		0.0026		(0.0022)	—	(e)	(0.0022)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0017		0.0003	(d)	0.0020		(0.0017)	—		(0.0017)
Year Ended February 29, 2020	1.0003	0.0186		0.0003		0.0189		(0.0186)	—	(e)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002		0.0187		(0.0185)	—	(e)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(f)	(0.0005)		0.0091		(0.0094)	—	(e)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(f)	0.0013		0.0033		(0.0029)	—	(e)	(0.0029)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.0007	0.0009		0.0004	(d)	0.0013		(0.0009)	—		(0.0009)
Year Ended February 29, 2020	1.0003	0.0161		0.0004		0.0165		(0.0161)	—	(e)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002		0.0162		(0.0160)	—	(e)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(f)	0.0004		0.0066		(0.0069)	—	(e)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(f)	0.0013		0.0016		(0.0012)	—	(e)	(0.0012)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0013	0.20%	$1,773,331	0.48%	0.34%	0.50%
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52

1.0009	0.20	1,972,604	0.43	0.36	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46

1.0011	0.13	1,280	0.65	0.45	1.48
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.0001	$0.0022	$0.0006	(d)	$0.0028	$(0.0022)	$—		$(0.0022)
Year Ended February 29, 2020	1.0000	0.0117	0.0001	(d)	0.0118	(0.0117)	—	(e)	(0.0117)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0123	—	(e)	0.0123	(0.0123)	—	(e)	(0.0123)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0026	0.0007		0.0033	(0.0026)	—		(0.0026)
Year Ended February 29, 2020	1.0000	0.0125	—	(e)	0.0125	(0.0125)	—	(e)	(0.0125)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0131	—	(e)	0.0131	(0.0131)	—	(e)	(0.0131)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0027	0.0007		0.0034	(0.0027)	—		(0.0027)
Year Ended February 29, 2020	1.0000	0.0127	—	(e)	0.0127	(0.0127)	—	(e)	(0.0127)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0133	—	(e)	0.0133	(0.0133)	—	(e)	(0.0133)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0025	0.0007		0.0032	(0.0025)	—		(0.0025)
Year Ended February 29, 2020	1.0000	0.0122	—	(e)	0.0122	(0.0122)	—	(e)	(0.0122)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0128	—	(e)	0.0128	(0.0128)	—	(e)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0007	0.28%	$41,193	0.26%		0.37%		0.36%
1.0001	1.19	41,696	0.26		1.15		0.38
1.0000	1.24	17,148	0.26	(g)	1.36	(g)	2.96	(g)

1.0007	0.33	213,177	0.18		0.54		0.21
1.0000	1.26	228,168	0.18		1.18		0.24
1.0000	1.32	72,933	0.18	(g)	1.42	(g)	0.40	(g)

1.0007	0.34	1,190,264	0.16		0.33		0.16
1.0000	1.28	391,386	0.16		1.24		0.18
1.0000	1.34	475,368	0.16	(g)	1.32	(g)	0.23	(g)

1.0007	0.32	391,206	0.21		0.38		0.26
1.0000	1.23	309,118	0.21		1.20		0.28
1.0000	1.29	377,900	0.21	(g)	1.40	(g)	0.37	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2020 (Unaudited)	$1.0002	$0.0036	$0.0001	$0.0037	$(0.0036)	$—		$(0.0036)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0003	0.37%	$3,650,617	0.06%		0.69%		0.14%
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	(e	)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%	$45,233	0.67%	0.06%	1.15%
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18

1.00	0.26	1,773,635	0.26	0.46	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33

1.00	0.30	3,146,570	0.18	0.53	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07

1.00	0.28	3,716,813	0.21	0.53	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28

1.00	0.15	3,015	0.48	0.29	0.56
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%	$718,338	0.54%	0.23%	0.60%
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63

1.00	0.17	3,127,065	0.43	0.30	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48

1.00	0.09	4,178	0.59	0.19	0.81
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
May 15, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%	$1,446,216	0.18%	0.13%	0.18%
1.00	1.47	85,026	0.18	1.49	0.21

1.00	0.09	17,834,258	0.25	0.15	0.28
1.00	1.87	14,132,125	0.26	1.84	0.30
1.00	1.82	11,112,454	0.26	1.79	0.31
1.00	0.81	13,906,062	0.26	0.80	0.31
1.00	0.22	12,887,975	0.25	0.22	0.31
1.00	0.02	7,594,151	0.15	0.02	0.31

1.00	0.12	111,735,102	0.18	0.22	0.18
1.00	1.95	86,263,432	0.18	1.91	0.20
1.00	1.90	73,390,258	0.18	1.87	0.21
1.00	0.89	92,747,537	0.18	0.88	0.21
1.00	0.33	86,200,153	0.14	0.35	0.21
1.00	0.04	28,046,995	0.14	0.04	0.21

1.00	0.02	377,312	0.37	0.04	1.03
1.00	1.12	298,348	1.00	1.10	1.05
1.00	1.07	274,993	1.00	1.04	1.06
1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07

1.00	0.15	7,353,735	0.14	0.29	0.14
1.00	1.99	7,443,910	0.15	1.90	0.15
1.00	1.92	6,108,975	0.16	1.95	0.16
1.00	0.91	2,493,731	0.16	0.96	0.16
1.00	0.33	589,694	0.14	0.34	0.16
1.00	0.05	648,289	0.13	0.05	0.16

1.00	0.11	34,645,602	0.21	0.20	0.23
1.00	1.92	43,246,064	0.21	1.89	0.25
1.00	1.87	41,868,607	0.21	1.88	0.26
1.00	0.86	32,544,047	0.21	0.85	0.26
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26

1.00	0.05	887,319	0.33	0.08	0.48
1.00	1.63	684,791	0.50	1.68	0.50
1.00	1.57	1,127,675	0.50	1.60	0.50
1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%	$2,196,353	0.35%	0.08%	0.59%
1.00	1.54	2,064,159	0.59	1.50	0.60
1.00	1.48	1,660,477	0.59	1.49	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61

1.00	0.05	3,802,884	0.32	0.10	0.43
1.00	1.68	4,095,749	0.45	1.64	0.45
1.00	1.62	2,945,521	0.45	1.59	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46
1.00	0.01	7,570,828	0.18	0.01	0.46

1.00	0.03	17,997	0.36	0.07	0.69
1.00	1.42	20,829	0.70	1.41	0.71
1.00	1.37	19,468	0.70	1.28	0.71
1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71
1.00	0.01	16,298	0.12	0.01	0.71

1.00	0.02	622,159	0.40	0.04	1.03
1.00	1.07	867,659	1.05	1.19	1.05
1.00	1.02	2,993,274	1.05	1.08	1.05
1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06
1.00	0.01	395,656	0.15	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
September 22, 2017 (g) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$329,995	0.39%	0.03%		1.13%
1.00	1.13		292,824	0.97	1.16		1.15
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16

1.00	0.09		2,368,056	0.26	0.17		0.28
1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31

1.00	0.13		17,832,959	0.18	0.22		0.18
1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.15		34,267	0.14	0.31		0.14
1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16

1.00	0.11		14,054,803	0.21	0.24		0.24
1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26

1.00	0.04		27,686	0.35	0.07		0.58
1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$498,471	0.38%	0.09%		0.59%
1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61

1.00	0.05		1,822,556	0.34	0.08		0.43
1.00	1.66		1,439,412	0.45	1.60		0.45
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46

1.00	0.03		4,571	0.44	0.04		0.71
1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.10%	$324,682	0.25%	0.17%	0.29%
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31
1.00	0.80	127,451	0.26	0.77	0.33
1.00	0.20	133,227	0.26	0.19	0.35
1.00	0.02	233,955	0.16	0.02	0.33

1.00	0.12	2,645,618	0.21	0.24	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26
1.00	0.85	2,668,613	0.21	0.84	0.28
1.00	0.25	2,767,271	0.21	0.25	0.30
1.00	0.03	3,615,992	0.13	0.03	0.28

1.00	0.05	55,726	0.33	0.08	0.64
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70
1.00	0.46	32,224	0.59	0.44	0.69
1.00	0.02	53,090	0.42	0.01	0.67
1.00	0.01	131,723	0.16	0.01	0.65

1.00	0.07	174,462	0.32	0.14	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
1.00	0.60	229,795	0.45	0.65	0.48
1.00	0.04	109,282	0.41	0.04	0.50
1.00	0.01	171,808	0.14	0.01	0.49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 15, 2020 (f) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.09%		$4,978,340	0.25%	0.16%		0.28%
1.00	1.82		4,197,262	0.26	1.76		0.30
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31

1.00	0.13		69,953,404	0.18	0.19		0.18
1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21

1.00	0.15		186,273	0.13	0.18		0.13
1.00	0.18		11,885	0.15	1.46		0.15

1.00	0.11		29,171,372	0.21	0.19		0.23
1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26

1.00	0.05		2,229,896	0.34	0.08		0.59
1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(g)	1,148,892	0.40	0.00	(g)	0.61
1.00	0.00	(g)	1,990,677	0.10	0.00	(g)	0.61

1.00	0.06		2,504,281	0.33	0.10		0.43
1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(g)	1,219,310	0.10	0.00	(g)	0.46

1.00	0.04		2,567,481	0.36	0.06		0.68
1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(g)	75,190	0.41	0.00		0.71
1.00	0.00	(g)	108,109	0.14	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.26%	$616,862	0.26%	0.53%	0.29%
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31
1.00	0.68	831,137	0.26	0.70	0.31
1.00	0.27	437,689	0.25	0.26	0.31
1.00	0.03	344,578	0.05	0.01	0.31

1.00	0.28	8,056,235	0.21	0.57	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26

1.00	0.19	28,341	0.37	0.19	0.62
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68
1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62

1.00	0.21	676,539	0.36	0.41	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46
1.00	0.03	2,984,160	0.04	0.01	0.46

1.00	0.18	1,362,765	0.41	0.33	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71
1.00	0.03	4,220,927	0.04	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	151

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.30%	$93,816	0.26%	0.65%	0.33%
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33
1.00	0.73	140,809	0.26	0.76	0.35
1.00	0.33	35,608	0.23	0.20	0.33
1.00	0.01	193,260	0.08	0.01	0.32

1.00	0.01	—	0.41	0.01	1.07
1.00	0.01	1,935,318	0.08	0.01	1.07

1.00	0.32	919,050	0.21	0.67	0.28
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28
1.00	0.78	1,575,116	0.21	0.83	0.31
1.00	0.37	303,233	0.21	0.39	0.30
1.00	0.01	132,605	0.08	0.01	0.27

1.00	0.20	56,077	0.44	0.28	0.63
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65
1.00	0.40	13,794	0.59	0.28	0.63
1.00	0.08	312,787	0.49	0.07	0.64
1.00	0.01	387,521	0.08	0.01	0.62

1.00	0.22	108,341	0.41	0.44	0.49
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48
1.00	0.54	116,319	0.45	0.57	0.51
1.00	0.16	31,528	0.41	0.12	0.49
1.00	0.01	28,451	0.08	0.01	0.47

1.00	0.15	40,958	0.58	0.35	1.07
1.00	0.41	68,493	1.05	0.48	1.09
1.00	0.47	256,953	1.05	0.46	1.08
1.00	0.07	282,024	0.91	0.05	1.09
1.00	0.03	363,754	0.54	0.01	1.09
1.00	0.01	515,523	0.08	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	153

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.22%	$36,108	0.24%	0.37%	0.32%
1.00	1.11	24,892	0.26	0.87	0.35

1.00	0.01	—	0.38	0.01	1.07
1.00	0.02	1,061,361	0.06	0.01	1.07

1.00	0.24	208,247	0.21	0.42	0.27
1.00	1.15	287,724	0.21	1.03	0.30

1.00	0.16	10,873	0.34	0.18	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72
1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64
1.00	0.02	307,260	0.06	0.01	0.62

1.00	0.18	138,832	0.33	0.33	0.47
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52
1.00	0.52	166,312	0.45	0.49	0.55
1.00	0.15	139,487	0.45	0.21	0.57

1.00	0.11	17,896	0.50	0.26	1.07
1.00	0.32	28,405	1.05	0.37	1.10
1.00	0.41	118,146	1.04	0.37	1.12
1.00	0.08	125,615	0.89	0.04	1.15
1.00	0.04	167,422	0.50	0.01	1.11
1.00	0.02	229,647	0.05	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	155

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.27%	$122,454	0.26%	0.65%	0.30%
1.00	1.15	262,677	0.26	1.06	0.31

1.00	0.01	—	0.40	0.01	1.08
1.00	0.01	395,863	0.08	0.01	1.08

1.00	0.29	802,647	0.21	0.63	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	0.20	65,422	0.40	0.38	0.63
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66
1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66
1.00	0.01	491,120	0.08	0.01	0.63

1.00	0.22	224,299	0.38	0.53	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49
1.00	0.50	485,365	0.45	0.58	0.51
1.00	0.13	102,091	0.46	0.22	0.53

1.00	0.19	831	0.42	0.33	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74
1.00	0.25	2,285	0.70	0.24	0.78
1.00	0.02	2,607	0.39	0.01	0.73
1.00	0.01	137,761	0.08	0.01	0.73

1.00	0.15	4,821	0.54	0.35	1.14
1.00	0.36	8,363	1.05	0.45	1.08
1.00	0.43	36,537	1.04	0.43	1.09
1.00	0.06	49,027	0.90	0.05	1.11
1.00	0.02	57,064	0.53	0.01	1.10
1.00	0.01	78,992	0.08	0.01	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Class C, Academy(1), Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade(2), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy(1), Agency, Capital, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Class C, Academy(3), Agency, Capital, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(3), Agency, Capital, IM(4), Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(5), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency(6), E*Trade(5), Institutional Class(6), Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency(6), E*Trade(5), Institutional Class(6), Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on May 15, 2019.
(2)	E*Trade Shares of JPMorgan Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(3)	Commenced operations on September 30, 2020.
(4)	Commenced operations on January 15, 2020.
(5)

E*Trade Shares of JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

(6)	Commenced operations on March 1, 2019.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

158	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as retail or government money market funds and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$87,157,499	$—	$87,157,499

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,876,261	$—	$1,876,261

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,650,192	$—	$3,650,192

The following is a summary of the inputs used as of February 29, 2020, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$12,517,130	$—	$12,517,130

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$180,231,033	$—	$180,231,033

160	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,011,480	$—	$38,011,480

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,167,904	$—	$3,167,904

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$109,710,593	$—	$109,710,593

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,829,930	$—	$10,829,930

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,224,808	$—	$1,224,808

California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$410,988	$—	$410,988

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,228,391	$—	$1,228,391

(a)	Please refer to the SOIs for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts main-

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

tained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had delayed delivery securities outstanding as of August 31, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2020 are as follows (amounts in thousands):

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund		New York Municipal Money Market Fund
Class C	$13	n/a	n/a	$2	n/a	$5	n/a	n/a		n/a	n/a	n/a		n/a
Academy	33	n/a	n/a	n/a	$2	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Agency	48	$16	n/a	16	130	20	$3	$47		$7	$1	$—	(a)	$3
Agency SL	n/a	n/a	$54	n/a	n/a	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Capital	417	16	n/a	30	968	88	n/a	440		n/a	n/a	n/a		n/a
E*Trade	n/a	n/a	n/a	n/a	4	n/a	n/a	n/a		n/a	n/a	n/a		n/a
IM	71	29	n/a	n/a	86	1	n/a	—	(a)	n/a	n/a	n/a		n/a
Institutional Class	204	20	n/a	40	410	165	25	266		83	17	7		13
Investor	n/a	n/a	n/a	1	7	18	n/a	n/a		n/a	n/a	n/a		n/a
Morgan	140	n/a	n/a	45	48	15	13	40		6	4	1		12
Premier	46	n/a	n/a	34	45	17	4	25		10	12	3		7
Reserve	12	n/a	n/a	3	1	1	n/a	22		14	n/a	n/a		—	(a)
Service	n/a	n/a	n/a	n/a	6	n/a	n/a	n/a		n/a	1	1		3

Total	$984	$81	$54	$171	$1,707	$330	$45	$840		$120	$35	$12		$38

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its

162	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2020, the effective annualized rate was 0.05% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. The Academy, Agency, Agency SL, Capital, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2020, JPMDS retained the following amounts (in thousands):

CDSC
Liquid Assets Money Market Fund	$—	(a)
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Academy	Agency	Capital
Prime Money Market Fund	0.25%	0.05%	0.15%	0.05%
Institutional Tax Free Money Market Fund	n/a	n/a	0.15	0.05
Liquid Assets Money Market Fund	0.25	n/a	0.15	0.05
U.S. Government Money Market Fund	n/a	0.05	0.15	0.05
U.S. Treasury Plus Money Market Fund	0.25	n/a	0.15	0.05
Federal Money Market Fund	n/a	n/a	0.15	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05
Tax Free Money Market Fund	n/a	n/a	0.15	n/a
Municipal Money Market Fund	n/a	n/a	0.15	n/a
California Municipal Money Market Fund	n/a	n/a	0.15	n/a
New York Municipal Money Market Fund	n/a	n/a	0.15	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of the Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and the 100% U.S Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend

164	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Academy	Agency	Agency SL	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.18%	0.26%	n/a	0.18%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	0.06	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	n/a	0.26	n/a	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.18	0.26	n/a	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	n/a	0.26	n/a	0.18	0.30	n/a	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
California Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
New York Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a

	E*Trade	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	n/a	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	1.00%	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2020, and are in place until at least June 30, 2021 except with respect to the Academy Shares of U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, for which the expense limitation agreements have been in effect since commencement of operations on September 30, 2020 and are in place until at least September 30, 2021. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2020. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$5	$—	$4,555	$4,560	$20
Institutional Tax Free Money Market Fund	23	15	181	219	—
Securities Lending Money Market Fund	900	600	—	1,500	—
Liquid Assets Money Market Fund	11	6	1,089	1,106	1
U.S. Government Money Market Fund	17	—	10,204	10,221	—
U.S. Treasury Plus Money Market Fund	2	—	2,603	2,605	—
Federal Money Market Fund	25	17	625	667	—
100% U.S. Treasury Securities Money Market Fund	9	—	7,084	7,093	—
Tax Free Money Market Fund	—	—	1,401	1,401	—
Municipal Money Market Fund	102	68	239	409	—
California Municipal Money Market Fund	39	26	84	149	—
New York Municipal Money Market Fund	28	19	229	276	—

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

	Voluntary Waivers
	Distribution Fees	Service Fees	Transfer Agency Fees		Total
Prime Money Market Fund	$1	$314	$—	(a)	$315
Institutional Tax Free Money Market Fund	—	3	—	(a)	3
Liquid Assets Money Market Fund	195	309	1		505
U.S. Government Money Market Fund	3,909	6,234	—		10,143
U.S. Treasury Plus Money Market Fund	1,202	1,228	—	(a)	2,430
Federal Money Market Fund	22	198	—		220
100% U.S. Treasury Securities Money Market Fund	3,692	5,171	—		8,863
Tax Free Money Market Fund	1,233	990	—		2,223
Municipal Money Market Fund	134	60	—		194
California Municipal Money Market Fund	54	150	—		204
New York Municipal Money Market Fund	40	184	—		224

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$962,314	$1,017,720	$—
Tax Free Money Market Fund	1,343,737	680,119	—
Municipal Money Market Fund	238,258	618,154	—
California Municipal Money Market Fund	159,268	80,775	—
New York Municipal Money Market Fund	264,252	571,061	—

166	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2020 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$2	$1
Academy	—	439
Agency	—	1,866
Capital	—	9,555
Institutional Class	—	8,701
Morgan	—	3,708
Premier	—	3,438
Reserve	4	4

	$6	$27,712

Institutional Tax Free Money Market Fund
Agency	$—	$44
Capital	—	86
Institutional Class	—	218

	$—	$348

Liquid Assets Money Market Fund
Class C	$182	$61
Agency	—	1,203
Capital	—	615
Institutional Class	—	1,698
Investor	—	5
Morgan	387	1,355
Premier	—	5,220
Reserve	6	7

	$575	$10,164

U.S. Government Money Market Fund
Academy	$—	$290
Agency	—	13,813
Capital	—	31,681
E*Trade	1,075	538
Institutional Class	—	18,305
Investor	—	1,621
Morgan	1,194	4,178
Premier	—	6,122
Reserve	27	32
Service	2,147	1,073

	$4,443	$77,653

U.S. Treasury Plus Money Market Fund
Class C	$1,261	$420
Agency	—	1,567
Capital	—	3,671
Institutional Class	—	6,387
Investor	—	61
Morgan	279	978
Premier	—	2,750
Reserve	12	14

	$1,552	$15,848

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

	Distribution	Service
Federal Money Market Fund
Agency	$—	$334
Institutional Class	—	1,598
Morgan	27	93
Premier	—	315

	$27	$2,340

100% U.S. Treasury Securities Money Market Fund
Agency	$—	$4,514
Capital	—	17,018
Institutional Class	—	17,111
Morgan	1,154	4,040
Premier	—	4,649
Reserve	3,182	3,818

	$4,336	$51,150

Tax Free Money Market Fund
Agency	$—	$597
Institutional Class	—	4,683
Morgan	19	68
Premier	—	1,336
Reserve	1,612	1,934

	$1,631	$8,618

Municipal Money Market Fund
Agency	$—	$88
Institutional Class	—	491
Morgan	33	115
Premier	—	216
Service	150	75

	$183	$985

California Municipal Money Market Fund
Agency	$—	$38
Institutional Class	—	177
Morgan	8	27
Premier	—	276
Service	64	32

	$72	$550

New York Municipal Money Market Fund
Agency	$—	$137
Institutional Class	—	511
Morgan	34	118
Premier	—	613
Reserve	2	2
Service	18	9

	$54	$1,390

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$87,122,661	$35,111	$273	$34,838
Institutional Tax Free Money Market Fund	1,875,863	400	2	398
Securities Lending Money Market Fund	3,648,733	1,460	1	1,459

168	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,409	$—
U.S. Treasury Plus Money Market Fund	191	—

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of February 29, 2020, the following Funds deferred to March 1, 2020 the following net capital losses of (amounts in thousands):

	Net Capital Losses (Gains)		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
U.S. Government Money Market Fund	$—	$1,880	$—
U.S. Treasury Plus Money Market Fund	(343)	406	—
100% U.S. Treasury Securities Money Market Fund	36	56	—
California Municipal Money Market Fund	—	—	—	(a)

(a)	Amount rounds to less than one thousand.

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$83	$9
100% U.S. Treasury Securities Money Market Fund	118	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

As of August 31, 2020, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2020, were as follows (amounts in thousands, except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$23,135	59	$62

Interest earned as a result of lending money to another fund for the six months ended August 31, 2020, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

As of August 31, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	48.0%	—	—
Institutional Tax Free Money Market Fund	1	98.3	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	58.4	—	—
U.S. Government Money Market Fund	1	33.5	—	—
U.S. Treasury Plus Money Market Fund	1	25.7	1	14.0
Federal Money Market Fund	1	58.2	1	21.6
100% U.S. Treasury Securities Money Market Fund	1	36.7	1	10.3
Tax Free Money Market Fund	1	43.9	1	48.4
Municipal Money Market Fund	2	87.8	—	—
California Municipal Money Market Fund	2	87.6	—	—
New York Municipal Money Market Fund	2	93.3	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

170	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

Subsequent to August 31, 2020, U.S. Treasury Plus Money Market Fund had net redemptions of approximately $9,437,115,000 which represented 26% of the Fund’s net assets as of August 31, 2020.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	171

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Class C
Actual	$1,000.00	$1,000.80	$3.48	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Academy
Actual	1,000.00	1,003.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Agency
Actual	1,000.00	1,002.90	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,003.40	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.42	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Premier
Actual	1,000.00	1,002.00	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,001.30	3.28	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

172	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,002.80	$1.31	0.26%
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,003.40	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,003.70	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,000.50	3.38	0.67
Hypothetical	1,000.00	1,021.83	3.41	0.67
Agency
Actual	1,000.00	1,002.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,002.80	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,001.50	2.42	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Morgan
Actual	1,000.00	1,001.20	2.72	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Premier
Actual	1,000.00	1,001.70	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,000.90	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,001.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Agency
Actual	1,000.00	1,000.90	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Capital
Actual	1,000.00	1,001.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
E*Trade
Actual	$1,000.00	$1,000.20	$1.87	0.37%
Hypothetical	1,000.00	1,023.34	1.89	0.37
IM
Actual	1,000.00	1,001.50	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.50	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Morgan
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Premier
Actual	1,000.00	1,000.50	1.61	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Reserve
Actual	1,000.00	1,000.30	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36
Service
Actual	1,000.00	1,000.20	2.02	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,000.20	1.97	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Agency
Actual	1,000.00	1,000.90	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,001.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,001.50	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Morgan
Actual	1,000.00	1,000.30	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Premier
Actual	1,000.00	1,000.50	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Reserve
Actual	1,000.00	1,000.30	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

174	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Federal Money Market Fund
Agency
Actual	$1,000.00	$1,001.00	$1.26	0.25%
Hypothetical	1,000.00	1,023.95	1.28	0.25
Institutional Class
Actual	1,000.00	1,001.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,000.50	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Premier
Actual	1,000.00	1,000.70	1.61	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.90	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Capital
Actual	1,000.00	1,001.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,001.50	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,000.50	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Premier
Actual	1,000.00	1,000.60	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Reserve
Actual	1,000.00	1,000.40	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36

JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,002.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,002.80	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.90	1.87	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37
Premier
Actual	1,000.00	1,002.10	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36
Reserve
Actual	1,000.00	1,001.80	2.07	0.41
Hypothetical	1,000.00	1,023.14	2.09	0.41

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	175

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Municipal Money Market Fund
Agency
Actual	$1,000.00	$1,003.00	$1.31	0.26%
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Premier
Actual	1,000.00	1,002.20	2.07	0.41
Hypothetical	1,000.00	1,023.14	2.09	0.41
Service
Actual	1,000.00	1,001.50	2.93	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.20	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Institutional Class
Actual	1,000.00	1,002.40	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.60	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Premier
Actual	1,000.00	1,001.80	1.67	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Service
Actual	1,000.00	1,001.10	2.52	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.70	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,002.90	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.02	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Premier
Actual	1,000.00	1,002.20	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Reserve
Actual	1,000.00	1,001.90	2.12	0.42
Hypothetical	1,000.00	1,023.09	2.14	0.42
Service
Actual	1,000.00	1,001.50	2.72	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

176	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

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(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase

Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders

178	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Institutional Tax Free Money Market Fund, Federal Money Market Fund, Tax Free Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Securities Lending Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the second, first and second quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the third, fifth and fifth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019 respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019, . The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles based upon the Peer Group for the one-, three- and five- year periods ended December 31, 2019, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the first quintile based on the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the second, second and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Service shares was in the fifth quintile based upon both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles based upon both the Peer Group and Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second, first and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the fourth, third and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the fourth, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the California Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and

180	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Service shares was in the fourth and fifth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the New York Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional shares was in the second quintile based upon both the Peer Group and Universe, and the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe,

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the second and fifth quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for the Morgan shares were in the first and second quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintiles based upon both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee and the actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the second and first quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Service shares were in the second and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that, based upon the Universe, the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the third and first quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the third and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

182	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-MMKT-820

Semi-Annual Report

J.P. Morgan SMA Funds

August 31, 2020 (Unaudited)

JPMorgan Core Focus SMA Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	1

JPMorgan Core Focus SMA Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.40%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/2020	$23,852,675
Duration as of 8/31/2020	4.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Focus SMA Fund (the “Fund”) seeks to maximize total return.

HOW DID THE MARKET PERFORM?

The reporting period began with a steep sell-off in global financial markets as COVID-19 was declared a pandemic and economic activity was sharply curtailed. However, from April through the end of August 2020, financial markets largely rebounded amid unprecedented support from leading central banks and the efforts of national governments to both provide fiscal stimulus and limit the spread of the novel coronavirus.

A potential liquidity crisis in U.S. credit markets in March 2020 was headed off by the U.S. Federal Reserve, which unleashed an array of programs to shore up financial markets. In the subsequent months, investment grade corporate credit and high yield debt (also known as “junk bonds”) rallied and yields on U.S. Treasury securities fell. For the six months ended August 31, 2020, the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”) returned 2.98%

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Benchmark.

Relative to the Benchmark, the Fund’s underweight allocation to the 20-to-30 year portion of the yield curve, which benefitted the most from falling interest rates late in the period, was a leading detractor from performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight allocations to asset-backed securities, non-agency mortgage-backed securities and commercial mortgage-backed securities were leading contributors to relative performance amid investor demand for asset classes with relatively attractive yields.

HOW WAS THE FUND POSITIONED?

The Fund was invested primarily in a diversified portfolio of corporate bonds, U.S. government and agency securities, asset-backed securities, and mortgage-related and mortgage-backed securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	30.6%
Asset-Backed Securities	28.9
Corporate Bonds	24.0
Commercial Mortgage-Backed Securities	7.5
Mortgage-Backed Securities	1.8
U.S. Treasury Obligations	0.7
Short-Term Investments	6.5

*	The return shown is based on net asset values and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	SINCE INCEPTION
JPMORGAN CORE FOCUS SMA FUND	March 1, 2018	1.40%	4.47%	5.96%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/1/18 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on March 1, 2018.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Core Focus SMA Fund and the Bloomberg Barclays U.S. Aggregate Index from March 1, 2018 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Bloomberg Barclays U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The Fund is offered as a component of the JPMorgan Core Focus SMA Managed Account Strategy (“SMA Strategy”) to participants in separately managed account programs. The SMA Strategy consists of a separately managed account that holds both the Fund and other securities and investments directly for the SMA clients. As a result, the Fund will not hold all of the core bond investments of the SMA Strategy but rather will invest in certain securities and investments that can be traded more efficiently if held by an investment company rather than directly. Since the Fund will be used as part of a SMA Strategy, it is not intended to be a stand-alone core bond investment strategy.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	3

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 30.6%

FHLMC, REMIC

Series 2488, Class GM, 6.00%, 8/15/2032	27,357	32,005

Series 4151, Class YC, 2.50%, 1/15/2033	230,088	238,021

Series 2740, Class PE, 5.50%, 1/15/2034	103,684	121,467

Series 2943, Class ZC, 5.00%, 2/15/2034	38,406	44,017

Series 2768, Class PK, 5.00%, 3/15/2034	36,305	40,207

Series 3237, Class CE, 5.50%, 11/15/2036	50,000	63,874

Series 3249, Class CB, 4.25%, 12/15/2036	43,339	46,703

Series 3258, Class XX, 5.50%, 12/15/2036	53,000	58,580

Series 4031, Class AB, 5.50%, 6/15/2037	126,348	145,562

Series 3404, Class DC, 5.50%, 1/15/2038	50,000	60,444

Series 3601, Class HB, 5.00%, 11/15/2039	25,000	29,930

Series 3626, Class ME, 5.00%, 1/15/2040	29,000	35,309

Series 3680, Class ZA, 4.50%, 6/15/2040	125,102	142,275

Series 3777, Class WA, 4.00%, 12/15/2040	113,724	127,324

Series 3772, Class NE, 4.50%, 12/15/2040	180,000	215,251

Series 3939, Class AZ, 4.00%, 3/15/2041	167,695	185,058

Series 4240, Class DK, 4.00%, 11/15/2042	64,699	72,709

Series 4283, Class EW, 4.50%, 12/15/2043 (a)	103,401	115,549

FNMA, REMIC

Series 2013-17, Class YM, 4.00%, 3/25/2033	89,261	101,638

Series 2003-32, Class UJ, 5.50%, 5/25/2033	22,783	25,544

Series 2003-82, Class Z, 5.50%, 8/25/2033	40,248	46,876

Series 2004-17, Class H, 5.50%, 4/25/2034	98,108	115,805

Series 2004-31, Class MZ, 4.25%, 5/25/2034	29,992	36,149

Series 2004-36, Class CB, 5.00%, 5/25/2034	25,640	29,458

Series 2004-91, Class BR, 5.50%, 12/25/2034	33,586	38,933

Series 2009-13, Class PM, 4.00%, 4/25/2035	85,481	89,485

Series 2005-29, Class WQ, 5.50%, 4/25/2035	116,545	137,155

Series 2005-109, Class GD, 6.00%, 10/25/2035	18,750	20,612

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-65, Class LD, 3.50%, 1/25/2036	80,000	91,523

Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	86,605

Series 2006-24, Class Z, 5.50%, 4/25/2036	109,373	125,350

Series 2007-36, Class PH, 5.50%, 4/25/2037	31,516	36,964

Series 2007-60, Class ZB, 4.75%, 5/25/2037	253,769	280,030

Series 2009-42, Class TZ, 4.50%, 3/25/2039	224,587	262,968

Series 2009-66, Class KE, 4.00%, 9/25/2039	59,525	65,383

Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	30,512

Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	26,586

Series 2010-87, Class PJ, 3.50%, 6/25/2040	25,939	26,845

Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	395,333

Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	217,760

Series 2011-1, Class QA, 4.50%, 10/25/2040	53,249	54,739

Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	296,730

Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	144,204

Series 2010-129, Class PZ, 4.50%, 11/25/2040	246,287	271,136

Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	340,216

Series 2010-141, Class AL, 4.00%, 12/25/2040	159,898	172,409

Series 2010-154, Class KZ, 4.50%, 1/25/2041	45,231	59,250

Series 2011-55, Class BZ, 3.50%, 6/25/2041	172,706	193,590

Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	83,355

Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	231,740

Series 2012-120, Class PA, 3.50%, 10/25/2042	77,955	86,307

Series 2014-19, Class Z, 4.50%, 4/25/2044	266,807	316,606

Series 2015-61, Class PV, 3.50%, 5/25/2044	20,471	22,628

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued

Series 2016-32, Class PA, 3.00%, 12/25/2045	136,934	146,821

GNMA

Series 2003-46, Class HA, 4.50%, 6/20/2033	84,792	92,958

Series 2004-55, Class MC, 5.50%, 7/20/2034	19,920	22,803

Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	31,448

Series 2005-17, Class GE, 5.00%, 2/20/2035	143,753	162,830

Series 2008-25, Class AD, 4.50%, 3/20/2038	103,274	114,095

Series 2009-16, Class ZD, 6.00%, 3/20/2039	135,774	158,191

Series 2009-58, Class PA, 4.50%, 7/20/2039	166,207	183,770

Series 2010-69, Class ME, 3.00%, 4/20/2040	43,045	43,788

Total Collateralized Mortgage Obligations (Cost $6,635,545)		7,291,413

Asset-Backed Securities — 28.9%

American Credit Acceptance Receivables Trust

Series 2019-3, Class A, 2.44%, 12/12/2022 (b)	24,585	24,653

Series 2017-1, Class D, 3.54%, 3/13/2023 (b)	134,604	135,109

Series 2020-1, Class B, 2.08%, 12/13/2023 (b)	94,000	94,777

B2R Mortgage Trust

Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	4,584	4,581

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	130,764	130,744

Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	136,157	136,948

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	99,077	99,335

CarMax Auto Owner Trust

Series 2020-1, Class B, 2.21%, 9/15/2025	112,000	116,371

CoreVest American Finance Trust

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	250,000	255,647

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	29,653	29,699

Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	14,312	14,330

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-C, Class B, 2.63%, 8/15/2023 (b)	130,000	131,658

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	169,832	171,595

Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	250,000	256,053

Drive Auto Receivables Trust

Series 2018-5, Class B, 3.68%, 7/15/2023	117,670	118,251

DT Auto Owner Trust

Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	35,460	35,590

Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	88,000	89,452

Series 2020-2A, Class A, 1.14%, 1/16/2024 (b)	55,963	56,140

Series 2020-1A, Class B, 2.16%, 5/15/2024 (b)	50,000	50,577

Series 2019-1A, Class C, 3.61%, 11/15/2024 (b)	90,000	91,823

Series 2019-2A, Class C, 3.18%, 2/18/2025 (b)	190,000	194,172

Exeter Automobile Receivables Trust

Series 2019-4A, Class A, 2.18%, 1/17/2023 (b)	63,973	64,280

Series 2019-3A, Class B, 2.58%, 8/15/2023 (b)	195,000	197,087

Series 2020-1A, Class B, 2.26%, 4/15/2024 (b)	40,000	40,518

First Investors Auto Owner Trust

Series 2016-2A, Class C, 2.53%, 7/15/2022 (b)	116,325	116,729

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	6,356	6,362

Series 2019-1A, Class B, 3.02%, 3/17/2025 (b)	120,000	123,306

Flagship Credit Auto Trust

Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	84,906	86,161

Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	2,978	2,981

Series 2018-2, Class B, 3.56%, 5/15/2023 (b)	150,000	152,855

Series 2019-1, Class A, 3.11%, 8/15/2023 (b)	113,451	115,101

Series 2019-2, Class A, 2.83%, 10/16/2023 (b)	149,009	151,315

Series 2017-4, Class C, 2.92%, 11/15/2023 (b)	400,000	405,218

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	5

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued

Series 2019-3, Class B, 2.48%, 8/15/2024 (b)	225,000	232,988

Series 2019-1, Class D, 4.08%, 2/18/2025 (b)	167,000	174,359

Ford Credit Auto Lease Trust

Series 2019-A, Class A4, 2.98%, 6/15/2022	200,000	204,024

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	15,527	15,539

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	76,633	76,648

GLS Auto Receivables Issuer Trust

Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	14,423	14,533

Series 2019-2A, Class A, 3.06%, 4/17/2023 (b)	28,533	28,819

Series 2019-3A, Class A, 2.58%, 7/17/2023 (b)	60,773	61,381

GLS Auto Receivables Trust

Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	11,436	11,474

Series 2018-3A, Class B, 3.78%, 8/15/2023 (b)	125,000	127,251

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	127,221	134,949

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	69,520	72,827

Hyundai Auto Lease Securitization Trust

Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	150,000	151,828

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	175,000	171,285

Marlette Funding Trust

Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	91,572	92,505

Series 2020-1A, Class A, 2.24%, 3/15/2030 (b)	125,930	126,895

OnDeck Asset Securitization Trust LLC

Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	26,076	25,930

Progress Residential Trust

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	150,000	153,193

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Prosper Marketplace Issuance Trust

Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	41,553	41,757

Santander Drive Auto Receivables Trust

Series 2017-3, Class C, 2.76%, 12/15/2022	14,476	14,522

Series 2019-1, Class B, 3.21%, 9/15/2023	90,000	90,740

Santander Retail Auto Lease Trust

Series 2018-A, Class D, 3.75%, 12/20/2022 (b)	200,000	202,206

SoFi Consumer Loan Program LLC

Series 2017-1, Class A, 3.28%, 1/26/2026 (b)	7,064	7,081

Series 2017-2, Class A, 3.28%, 2/25/2026 (b)	10,445	10,469

Springleaf Funding Trust

Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (b)	100,000	100,395

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	36,663	37,068

Tidewater Auto Receivables Trust

Series 2018-AA, Class C, 3.84%, 11/15/2024 (b)	250,000	254,368

Towd Point Mortgage Trust

Series 2017-6, Class A1, 2.75%, 10/25/2057 ‡ (a) (b)	63,872	66,350

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (b) (c)	97,626	97,233

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (c)	122,657	121,385

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (b)	113,321	114,269

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (b)	113,321	111,774

World Omni Auto Receivables Trust

Series 2017-B, Class A3, 1.95%, 2/15/2023	48,275	48,681

Total Asset-Backed Securities (Cost $6,799,476)		6,894,144

Corporate Bonds — 24.0%

Aerospace & Defense — 0.8%

Boeing Co. (The) 4.51%, 5/1/2023	70,000	73,924

Lockheed Martin Corp. 2.80%, 6/15/2050	15,000	15,799

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Aerospace & Defense — continued

Northrop Grumman Corp.

3.20%, 2/1/2027	30,000	33,840

3.85%, 4/15/2045	20,000	23,416

Raytheon Technologies Corp. 4.63%, 11/16/2048	40,000	52,443

		199,422

Automobiles — 0.1%

Hyundai Capital America 3.45%, 3/12/2021 (b)	30,000	30,375

Banks — 2.7%

Bank of America Corp. (ICE LIBOR USD 3 Month + 0.93%),

2.82%, 7/21/2023 (d)	20,000	20,815

4.20%, 8/26/2024	60,000	67,240

5.00%, 1/21/2044	55,000	75,614

(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15,000	18,316

Citigroup, Inc.

3.75%, 6/16/2024	41,000	45,546

3.20%, 10/21/2026	19,000	21,153

8.13%, 7/15/2039	30,000	52,749

Fifth Third Bancorp 3.65%, 1/25/2024	25,000	27,345

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.46%, 3/2/2023	45,000	48,101

3.78%, 3/2/2025	15,000	16,863

3.74%, 3/7/2029	15,000	17,293

Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	30,288

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25,000	28,063

Wells Fargo & Co.

Series M, 3.45%, 2/13/2023	70,000	74,420

4.65%, 11/4/2044	30,000	36,450

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	72,177

		652,433

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

3.65%, 2/1/2026	15,000	16,943

4.90%, 2/1/2046	25,000	30,745

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10,000	12,135

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	15,000	17,377

4.95%, 1/15/2042	30,000	36,395

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued

Constellation Brands, Inc.

3.70%, 12/6/2026	10,000	11,513

3.75%, 5/1/2050	5,000	5,492

Keurig Dr Pepper, Inc.

4.60%, 5/25/2028	15,000	18,117

5.09%, 5/25/2048	5,000	6,794

Molson Coors Beverage Co. 4.20%, 7/15/2046	15,000	15,455

		170,966

Biotechnology — 0.6%

AbbVie, Inc.

3.60%, 5/14/2025	50,000	55,801

4.55%, 3/15/2035 (b)	10,000	12,478

4.70%, 5/14/2045	15,000	18,708

4.88%, 11/14/2048	15,000	19,296

Amgen, Inc. 2.20%, 2/21/2027	10,000	10,583

Gilead Sciences, Inc. 4.80%, 4/1/2044	15,000	19,893

		136,759

Building Products — 0.1%

Masco Corp. 4.45%, 4/1/2025	25,000	28,859

Capital Markets — 1.5%

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	23,172

Goldman Sachs Group, Inc. (The)

4.00%, 3/3/2024	50,000	55,395

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	76,554

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (b)	30,000	30,649

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	20,000	21,924

Morgan Stanley

4.00%, 7/23/2025	60,000	68,657

3.13%, 7/27/2026	35,000	39,054

3.95%, 4/23/2027	25,000	28,364

		343,769

Chemicals — 0.5%

DuPont de Nemours, Inc. 4.49%, 11/15/2025	50,000	58,174

Mosaic Co. (The)

3.25%, 11/15/2022	10,000	10,437

4.05%, 11/15/2027	10,000	11,075

Nutrien Ltd. (Canada)

3.00%, 4/1/2025	20,000	21,737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	7

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Chemicals — continued

6.13%, 1/15/2041	20,000	26,489

		127,912

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	33,483

Consumer Finance — 0.4%

Capital One Financial Corp.

4.20%, 10/29/2025	15,000	16,795

3.75%, 3/9/2027	25,000	27,731

General Motors Financial Co., Inc. 4.20%, 3/1/2021	25,000	25,338

HSBC Finance Corp. 6.68%, 1/15/2021	30,000	30,493

		100,357

Diversified Financial Services — 0.4%

ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	33,787

Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20,000	27,926

Voya Financial, Inc. 3.65%, 6/15/2026	20,000	22,631

		84,344

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.00%, 6/30/2022	15,000	15,658

5.35%, 9/1/2040	55,000	70,538

Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15,000	21,807

Verizon Communications, Inc.

4.33%, 9/21/2028	41,000	49,668

4.86%, 8/21/2046	46,000	61,751

		219,422

Electric Utilities — 1.3%

Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	25,610

Duke Energy Corp.

2.65%, 9/1/2026	25,000	27,289

3.75%, 9/1/2046	25,000	28,725

Emera US Finance LP (Canada)

3.55%, 6/15/2026	10,000	11,207

4.75%, 6/15/2046	20,000	24,795

Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	50,205

FirstEnergy Corp.

Series B, 2.25%, 9/1/2030	15,000	14,915

Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	20,762

Indiana Michigan Power Co.

Series K, 4.55%, 3/15/2046	15,000	19,147

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued

Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	15,000	15,722

PNM Resources, Inc. 3.25%, 3/9/2021	15,000	15,198

PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	22,241

Southern Co. (The) 3.25%, 7/1/2026	30,000	33,663

		309,479

Electrical Equipment — 0.1%

Eaton Corp. 3.10%, 9/15/2027	25,000	28,014

Electronic Equipment, Instruments & Components — 0.3%

Arrow Electronics, Inc.

3.25%, 9/8/2024	15,000	16,123

3.88%, 1/12/2028	15,000	16,400

Corning, Inc.

5.35%, 11/15/2048	20,000	26,842

4.38%, 11/15/2057	15,000	18,321

		77,686

Energy Equipment & Services — 0.3%

Halliburton Co.

3.80%, 11/15/2025	2,000	2,194

4.50%, 11/15/2041	10,000	10,043

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (b)	15,000	16,607

4.30%, 5/1/2029 (b)	30,000	33,894

		62,738

Equity Real Estate Investment Trusts (REITs) — 1.6%

American Tower Corp.

5.00%, 2/15/2024	30,000	34,206

3.95%, 3/15/2029	15,000	17,399

Boston Properties LP 3.40%, 6/21/2029	25,000	27,367

Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	26,312

Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	25,000	27,248

Healthpeak Properties, Inc. 3.25%, 7/15/2026	50,000	55,955

Host Hotels & Resorts LP 3.88%, 4/1/2024	15,000	15,589

Life Storage LP 4.00%, 6/15/2029	5,000	5,629

National Retail Properties, Inc. 4.00%, 11/15/2025	20,000	22,363

Realty Income Corp. 3.65%, 1/15/2028	25,000	27,893

Simon Property Group LP 4.75%, 3/15/2042	10,000	11,723

UDR, Inc.

4.40%, 1/26/2029	20,000	23,795

3.00%, 8/15/2031	20,000	21,934

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

VEREIT Operating Partnership LP 4.88%, 6/1/2026	10,000	11,159

Welltower, Inc.

4.00%, 6/1/2025	25,000	28,154

6.50%, 3/15/2041	10,000	13,017

		369,743

Food & Staples Retailing — 0.1%

Kroger Co. (The) 5.15%, 8/1/2043	20,000	25,682

Food Products — 0.3%

Campbell Soup Co. 3.65%, 3/15/2023	6,000	6,422

Conagra Brands, Inc. 5.30%, 11/1/2038	5,000	6,429

Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	26,239

Tyson Foods, Inc.

3.95%, 8/15/2024	15,000	16,698

5.15%, 8/15/2044	10,000	13,036

		68,824

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories

3.75%, 11/30/2026	17,000	19,887

4.75%, 11/30/2036	15,000	20,292

5.30%, 5/27/2040	15,000	21,939

Becton Dickinson and Co.

2.89%, 6/6/2022	10,000	10,382

3.70%, 6/6/2027	10,000	11,332

Boston Scientific Corp.

3.85%, 5/15/2025	13,000	14,765

4.70%, 3/1/2049	10,000	13,292

		111,889

Health Care Providers & Services — 0.8%

Aetna, Inc.

2.80%, 6/15/2023	20,000	21,087

Anthem, Inc.

3.35%, 12/1/2024	15,000	16,587

4.63%, 5/15/2042	20,000	25,202

CVS Health Corp.

4.30%, 3/25/2028	41,000	48,268

4.78%, 3/25/2038	27,000	33,073

HCA, Inc.

4.50%, 2/15/2027	20,000	22,835

5.25%, 6/15/2049	15,000	18,735

		185,787

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 0.3%

McDonald’s Corp. 3.80%, 4/1/2028	35,000	40,671

Starbucks Corp. 4.45%, 8/15/2049	15,000	18,190

		58,861

Industrial Conglomerates — 0.2%

General Electric Co. 6.75%, 3/15/2032	45,000	56,362

Insurance — 1.5%

American Financial Group, Inc. 3.50%, 8/15/2026	20,000	21,551

American International Group, Inc.

3.75%, 7/10/2025	20,000	22,431

3.88%, 1/15/2035	25,000	29,116

4.38%, 1/15/2055	15,000	17,549

Athene Global Funding

3.00%, 7/1/2022 (b)	25,000	25,868

2.95%, 11/12/2026 (b)	30,000	31,599

Athene Holding Ltd. 4.13%, 1/12/2028	10,000	10,928

Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	26,545

Lincoln National Corp.

4.20%, 3/15/2022	15,000	15,856

3.63%, 12/12/2026	15,000	16,808

4.35%, 3/1/2048	20,000	23,366

Markel Corp.

3.50%, 11/1/2027	20,000	21,620

5.00%, 5/20/2049	15,000	19,631

Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	30,000	36,487

Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,822

Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	35,476

		360,653

Media — 0.9%

Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	12,491

Comcast Corp.

3.15%, 3/1/2026	30,000	33,651

3.20%, 7/15/2036	40,000	44,891

6.40%, 5/15/2038	30,000	45,100

4.50%, 1/15/2043	15,000	18,961

Cox Communications, Inc. 3.15%, 8/15/2024 (b)	25,000	27,106

ViacomCBS, Inc. 4.95%, 1/15/2031	30,000	35,816

		218,016

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	9

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Metals & Mining — 0.2%

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (b)	15,000	16,639

1.63%, 9/1/2025 (b)	20,000	19,950

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	10,000	11,033

		47,622

Multiline Retail — 0.1%

Dollar General Corp.

4.13%, 5/1/2028	5,000	5,894

3.50%, 4/3/2030	20,000	22,945

		28,839

Multi-Utilities — 0.3%

Dominion Energy, Inc.

Series D, 2.85%, 8/15/2026	25,000	27,605

Series C, 4.05%, 9/15/2042	20,000	23,642

Sempra Energy 3.80%, 2/1/2038	25,000	28,385

		79,632

Oil, Gas & Consumable Fuels — 2.6%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	30,000	33,855

Boardwalk Pipelines LP 5.95%, 6/1/2026	20,000	23,300

Buckeye Partners LP 5.85%, 11/15/2043	10,000	9,706

CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20,000	28,700

Enbridge, Inc. (Canada)

4.25%, 12/1/2026	20,000	23,115

4.50%, 6/10/2044	15,000	17,238

Energy Transfer Operating LP 6.25%, 4/15/2049	15,000	15,694

Energy Transfer Partners LP 5.88%, 3/1/2022	15,000	15,802

Enterprise Products Operating LLC

3.75%, 2/15/2025	20,000	22,359

3.13%, 7/31/2029	15,000	16,367

5.10%, 2/15/2045	25,000	29,804

Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	26,474

Magellan Midstream Partners LP 4.20%, 10/3/2047	10,000	10,766

Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	19,136

MPLX LP

4.13%, 3/1/2027	15,000	16,592

4.50%, 4/15/2038	10,000	10,587

5.20%, 3/1/2047	15,000	16,970

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued

Noble Energy, Inc.

3.85%, 1/15/2028	15,000	17,014

5.05%, 11/15/2044	30,000	38,995

ONEOK, Inc.

3.40%, 9/1/2029	30,000	29,491

4.45%, 9/1/2049	15,000	13,492

Phillips 66 4.88%, 11/15/2044	20,000	24,266

Plains All American Pipeline LP 3.55%, 12/15/2029	30,000	29,859

Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	23,372

Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20,000	23,347

Sunoco Logistics Partners Operations LP

4.00%, 10/1/2027	10,000	10,277

5.35%, 5/15/2045	30,000	28,674

TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	15,000	18,020

Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	22,020

		615,292

Pharmaceuticals — 0.6%

Bristol-Myers Squibb Co. 4.63%, 5/15/2044	10,000	13,598

Mylan NV 3.95%, 6/15/2026	10,000	11,332

Mylan, Inc. 5.20%, 4/15/2048	10,000	12,577

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50,000	55,993

Zoetis, Inc.

4.50%, 11/13/2025	15,000	17,677

2.00%, 5/15/2030	15,000	15,587

4.70%, 2/1/2043	15,000	19,801

		146,565

Road & Rail — 0.7%

Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	38,045

CSX Corp.

2.40%, 2/15/2030	15,000	15,852

4.30%, 3/1/2048	20,000	25,209

ERAC USA Finance LLC 5.63%, 3/15/2042 (b)	30,000	36,808

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	40,000	46,258

Norfolk Southern Corp. 4.65%, 1/15/2046	10,000	12,984

		175,156

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — 0.2%

Broadcom Corp.

2.65%, 1/15/2023	20,000	20,809

3.88%, 1/15/2027	25,000	27,703

		48,512

Software — 0.3%

Oracle Corp. 3.85%, 7/15/2036	50,000	58,715

Specialty Retail — 0.3%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	27,284

AutoZone, Inc.

3.63%, 4/15/2025	15,000	16,822

4.00%, 4/15/2030	10,000	11,898

Lowe’s Cos., Inc. 4.65%, 4/15/2042	10,000	12,650

		68,654

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc. 4.65%, 2/23/2046	30,000	41,062

Dell International LLC 4.42%, 6/15/2021 (b)	18,000	18,466

		59,528

Tobacco — 0.3%

Altria Group, Inc. 3.88%, 9/16/2046	15,000	15,566

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	5,000	5,392

3.56%, 8/15/2027	20,000	21,862

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25,000	30,884

		73,704

Trading Companies & Distributors — 0.6%

Air Lease Corp.

3.50%, 1/15/2022	25,000	25,553

3.25%, 3/1/2025	10,000	10,161

3.25%, 10/1/2029	20,000	19,518

Aviation Capital Group LLC

2.88%, 1/20/2022 (b)	30,000	29,815

3.50%, 11/1/2027 (b)	20,000	17,758

International Lease Finance Corp. 4.63%, 4/15/2021	35,000	35,639

		138,444

Wireless Telecommunication Services — 0.5%

Rogers Communications, Inc. (Canada)

2.90%, 11/15/2026	10,000	11,038

4.50%, 3/15/2043	10,000	12,167

T-Mobile USA, Inc.

3.75%, 4/15/2027 (b)	15,000	16,964

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued

4.50%, 4/15/2050 (b)	5,000	6,107

Vodafone Group plc (United Kingdom)

3.75%, 1/16/2024	20,000	21,922

4.38%, 5/30/2028	25,000	29,920

5.00%, 5/30/2038	11,000	13,770

		111,888

Total Corporate Bonds (Cost $5,114,171)		5,714,386

Commercial Mortgage-Backed Securities — 7.5%

20 Times Square Trust

Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (b)	100,000	94,976

Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (b)	100,000	92,722

Citigroup Commercial Mortgage Trust

Series 2013-GC11, Class A3, 2.82%, 4/10/2046	23,593	24,297

Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8,070	8,701

Series 2014-GC23, Class A3, 3.36%, 7/10/2047	11,750	12,638

Commercial Mortgage Trust

Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	16,135

Series 2014-CR17, Class A4, 3.70%, 5/10/2047	29,158	31,524

Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	23,871	25,701

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K731, Class AM, 3.60%, 2/25/2025 (a)	200,000	221,104

Series K090, Class A2, 3.42%, 2/25/2029	120,000	141,948

FREMF Mortgage Trust

Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (b)	99,000	103,695

GPMT Ltd. (Cayman Islands)

Series 2018-FL1, Class AS, 1.37%, 11/21/2035 ‡ (a) (b)	150,000	145,500

GS Mortgage Securities Trust

Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	120,862

Series 2013-GC16, Class B, 5.16%, 11/10/2046 (a)	50,000	52,557

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,593	14,082

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	11

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued

Series 2011-C5, Class B, 5.61%, 8/15/2046 (a) (b)	169,000	168,500

JPMBB Commercial Mortgage Securities Trust

Series 2013-C15, Class C, 5.37%, 11/15/2045 (a)	30,000	29,445

JPMCC Re-REMIC Trust

Series 2014-FRR1, Class BK10, 1.81%, 11/27/2049 (a) (b)	180,000	177,271

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C18, Class A2, 3.19%, 10/15/2047	4,670	4,668

Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	140,296

Wells Fargo Commercial Mortgage Trust

Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	143,151

WFRBS Commercial Mortgage Trust

Series 2013-C13, Class A3, 2.75%, 5/15/2045	25,815	26,611

Total Commercial Mortgage-Backed Securities (Cost $1,715,272)		1,796,384

Mortgage-Backed Securities — 1.7%

FNMA, Other

Pool # AM4660, 3.77%, 12/1/2025	131,470	148,422

Pool # AM5940, 3.24%, 6/1/2026	67,041	74,880

Pool # AM6428, 3.58%, 8/1/2029	85,781	95,761

Pool # AM6430, 3.58%, 8/1/2029	85,781	98,810

Total Mortgage-Backed Securities (Cost $375,368)		417,873

U.S. Treasury Obligations — 0.7%

U.S. Treasury Bonds 2.38%, 11/15/2049	65,000	78,965

2.00%, 2/15/2050	85,000	95,665

Total U.S. Treasury Obligations (Cost $166,249)		174,630

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.5%

Investment Companies — 6.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (e) (f) (Cost $1,540,193)	1,539,253	1,540,485

Total Investments — 99.9% (Cost $22,346,274)		23,829,315
Other Assets Less Liabilities — 0.1%		23,360

NET ASSETS — 100.0%		23,852,675

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

JPMorgan Core Focus SMA Fund
ASSETS:
Investments in non-affiliates, at value	$22,288,830
Investments in affiliates, at value	1,540,485
Cash	152
Receivables:
Interest from non-affiliates	99,230
Dividends from affiliates	207
Due from Adviser	14,586

Total Assets	23,943,490

LIABILITIES:
Payables:
Investment securities purchased	19,899
Accrued liabilities:
Custodian and accounting fees	17,313
Printing and mailing costs	5,125
Audit fees	44,996
Other	3,482

Total Liabilities	90,815

Net Assets	$23,852,675

NET ASSETS:
Paid-in-Capital	$22,256,713
Total distributable earnings (loss)	1,595,962

Total Net Assets	$23,852,675

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	2,247,367

Net Asset Value, Offering and redemption price per share (a)	$10.61

Cost of investments in non-affiliates	$20,806,081
Cost of investments in affiliates	1,540,193

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	13

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

JPMorgan Core Focus SMA Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$398,883
Interest income from affiliates	2,584
Dividend income from affiliates	7,725

Total investment income	409,192

EXPENSES:
Administration fees	10,004
Custodian and accounting fees	28,274
Interest expense to affiliates	18
Professional fees	40,325
Trustees’ and Chief Compliance Officer’s fees	12,487
Printing and mailing costs	5,144
Registration and filing fees	18
Transfer agency fees	87
Other	2,048

Total expenses	98,405

Less fees waived	(10,020)
Less expense reimbursements	(88,385)

Net expenses	—

Net investment income (loss)	409,192

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	102,886
Investments in affiliates	2,504

Net realized gain (loss)	105,390

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(142,895)
Investments in affiliates	(424)

Change in net unrealized appreciation/depreciation	(143,319)

Net realized/unrealized gains (losses)	(37,929)

Change in net assets resulting from operations	$371,263

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Core Focus SMA Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$409,192	$935,007
Net realized gain (loss)	105,390	55,738
Change in net unrealized appreciation/depreciation	(143,319)	1,526,586

Change in net assets resulting from operations	371,263	2,517,331

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(418,806)	(946,315)

CAPITAL TRANSACTIONS:
Distributions reinvested	418,806	946,315
Cost of shares redeemed	(5,000,000)	—

Change in net assets resulting from capital transactions	$(4,581,194)	$946,315

NET ASSETS:
Change in net assets	(4,628,737)	2,517,331
Beginning of period	28,481,412	25,964,081

End of period	$23,852,675	$28,481,412

SHARE TRANSACTIONS:
Reinvested	40,204	91,450
Redeemed	(473,485)	—

Change in Shares	(433,281)	91,450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Core Focus SMA Fund
Six Months Ended August 31, 2020 (Unaudited)	$10.62	$0.16	$(0.01)	$0.15	$(0.16)	$—		$(0.16)
Year Ended February 29, 2020	10.03	0.36	0.59	0.95	(0.36)	—	(g)	(0.36)
March 1, 2018 (h) through February 28, 2019	10.00	0.35	0.03	0.38	(0.35)	—		(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The Fund’s expenses have been contractually capped at 0.00%. See Note 3.E. in the Notes to Financial Statements. The Fund is an integral part of a “separately managed account” strategy offered through programs sponsored by investment advisors and/or broker-dealers, some of which are unaffiliated with the Fund and the Investment Adviser. Participants in these programs pay a fee to the sponsor of the program.

(g)	Amount rounds to less than $0.005.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.61	1.49%	$23,852,675	—%		3.06%		0.74%		12%
10.62	9.62	28,481,412	—		3.43		0.74		25
10.03	3.88	25,964,081	—	(i)	3.53	(i)	0.85	(i)	38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Diversification Classification
JPMorgan Core Focus SMA Fund	Diversified

The investment objective of the Fund is to seek to maximize total return.

Shares of the Fund may be purchased only by or on behalf of separately managed accounts where J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), serves as the investment adviser, sub-adviser or model portfolio provider for the account with the separately managed account sponsor or directly with the client. The Fund’s shares may not be purchased directly by individuals.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, thus, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2020.

18	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein. The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,141,360	$752,784	$6,894,144
Collateralized Mortgage Obligations	—	7,291,413	—	7,291,413
Commercial Mortgage-Backed Securities	—	1,463,186	333,198	1,796,384
Corporate Bonds	—	5,714,386	—	5,714,386
Mortgage-Backed Securities	—	417,873	—	417,873
U.S. Treasury Obligations	—	174,630	—	174,630
Short-Term Investments
Investment Companies	1,540,485	—	—	1,540,485

Total Investments in Securities	$1,540,485	$21,202,848	$1,085,982	$23,829,315

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$955,903	$—	$(23,625)	$59	$—	$(179,553)	$—	$—	$752,784
Commercial Mortgage-Backed Securities	429,650	—	(19,796)	259	—	—	101,927	(178,842)	333,198

Total	$1,385,553	$—	$(43,421)	$318	$—	$(179,553)	$101,927	$(178,842)	$1,085,982

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(41,770). This amount is included in Change in net unrealized appreciation/ depreciation of investments in non-affiliates on the Statement of Operations.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$752,784	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.92%)
			Yield (Discount Rate of Cash Flows)	0.96% - 5.04% (3.47%)

Asset-Backed Securities	752,784

	187,698	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.13% - 6.08% (5.60%)

Commercial Mortgage-Backed Securities	187,698

Total	$940,482

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At August 31, 2020, the value of these securities was $145,500. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of August 31, 2020, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$2,582,926	$14,389,712	$15,434,233	$2,504	$(424)	$1,540,485	1,539,253	$7,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2020.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

20	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser does not charge an advisory fee to the Fund. It should be understood, however, that the Fund is an integral part of separately managed account programs. Participants in these programs pay a fee to the sponsor of the program. The Adviser is compensated by the separately managed account sponsors.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2020, the annualized effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E. JPMorgan Chase Bank N.A. (“JPMCB”) serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amount paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

E. Waivers and Reimbursements — No expenses or fees (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) are borne by the Fund pursuant to contractual arrangements with the Adviser through June 30, 2021.

For the six months ended August 31, 2020, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers Administration Fees	Contractual Reimbursements
$10,004	$88,385

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2020 was $16.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

4. Investment Transactions

During the six months ended August 31, 2020, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,267,446	$4,174,851	$1,673,258	$2,228,208

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$22,346,274	$1,514,787	$31,746	$1,483,041

During the year ended February 29, 2020, the Fund utilized capital loss carryforwards as follows:

Capital Loss Utilized
Short-Term	Long-Term
$6,050	$—

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund during the six months ended August 31, 2020.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month London InterBank Offered rate (‘LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Fund did not utilize the Credit Facility during the six months ended August 31, 2020.

22	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2020 the Fund had one individual shareholder and/or affiliated omnibus account that owned 100% of the Fund’s outstanding shares.

Significant shareholder transactions by this shareholder may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Fund is subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	23

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period†*	Annualized Expense Ratio
JPMorgan Core Focus SMA Fund
Actual	$1,000.00	$1,014.90	$0.00	0.00%
Hypothetical	1,000.00	1,025.21	0.00	0.00

†

Reflects the fact that no fees or expenses are borne by the Fund. The Fund is an integral part of “separately managed accounts” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund and the Adviser. Participants in these programs pay a fee to the sponsor of the program.

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory

Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the overall arrangement between the Fund and the Adviser, as provided in the Advisory Agreement, was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Fund and its shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees noted that there was no advisory fee charged to the Fund. The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered that the Adviser did not earn fees from the Fund for providing administration services due to contractual waivers it has in place. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services. In addition, the Trustees considered that the Adviser receives fees from sponsors of, and/or investors in, separately managed accounts that are invested in the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that there was not an investment advisory fee charged to the Fund. The Trustees also considered that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place to limit the overall net expense ratio of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the

26	J.P. MORGAN SMA FUNDS	AUGUST 31, 2020

reasonableness of the Advisory Agreement or management fees including administrative fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe ”) and a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-year period. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that, based upon the Universe, the Fund’s performance was in the fifth quintile for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Fund is not charged a separate investment advisory fee by the Adviser because the Fund is offered as a component of the SMA Strategy to participants in separately managed account programs that hold both the Fund and other securities and investments directly for the SMA clients. The Adviser is compensated by the separately managed account sponsors. The Trustees considered the Fund’s contractual advisory fee rate and administration fee rate and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”) as the Fund. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee (which is 0.00%) and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the Fee Caps currently in place for the Fund and considered the expenses of the Fund after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of expense ratios because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s expense ratios are summarized below:

The Trustees noted that, based upon the Universe, the Fund’s net advisory fee and the actual total expenses were in the first quintile. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2020	J.P. MORGAN SMA FUNDS	27

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-CFSMA-820

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2020 (Unaudited)

JPMorgan High Yield Municipal Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

The reporting period began amid a steep sell-off in global financial markets as COVID-19 was declared a pandemic and economic activity was sharply curtailed. However, from April through the end of August 2020, financial markets largely rebounded amid unprecedented support from leading central banks and the efforts of national governments to both provide fiscal stimulus and limit the spread of the novel coronavirus.

A potential liquidity crisis in U.S. credit markets was headed off by the U.S. Federal Reserve, which unleashed an array of programs to shore up financial markets. While new issuance in the U.S. municipal bond market was sharply curtailed in March and April 2020, the pace of new issuance bonds began to rebound in June. While state and local governments in the U.S. faced a severe decline in revenue, most entered the reporting period with solid finances following more than a decade of continuous economic expansion in the U.S.

Overall, investment grade corporate credit and high yield debt (also known as “junk bonds”) rallied as investors sought higher yields amid falling interest rates and low yields on U.S. Treasury bonds. Within the tax free bond sector, higher rated bonds generally outperformed lower rated securities and pre-refunded, local general obligation bonds and utilities sector bonds generally outperformed state general obligation and transportation bonds.

For the six months ended August 31, 2020, the Bloomberg Barclays U.S. Aggregate Index returned 2.98% and the Bloomberg Barclays U.S. Municipal Index return 0.19%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(4.85)%
Bloomberg Barclays U.S. Municipal Index	0.19%
Bloomberg Barclays High Yield Municipal Bond Index	(4.17)%

Net Assets as of 8/31/2020 (In Thousands)	$499,644
Duration as of 8/31/2020	8.8 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”) and the Bloomberg Barclays High Yield Municipal Bond Index.

The Fund’s out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) was a leading detractor from performance relative to the Benchmark. The Fund’s overweight allocation to education bonds and bonds rated BBB also detracted from relative performance.

The Fund’s underweight allocations to industrial development revenue/pollution control revenue bonds and transportation bonds were leading contributors to relative performance. The Fund’s underweight allocation to housing bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments.

The Fund’s largest allocations were to bonds rated BBB and non-rated bonds while its smallest allocations were in bonds rated AAA and single-B. At the end of the reporting period, the Fund’s overall duration was 8.8 years compared with 5.2 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	3.6%
AA	10.1
A	11.4
BBB	30.1
BB	15.8
B	1.1
NR	27.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge**		(8.43)%	(4.92)%	2.56%	3.18%
Without Sales Charge		(4.90)	(1.25)	3.36	3.57
CLASS C SHARES	September 17, 2007
With CDSC***		(6.07)	(2.66)	2.85	3.06
Without CDSC		(5.07)	(1.66)	2.85	3.06
CLASS I SHARES	September 17, 2007	(4.85)	(1.15)	3.47	3.68
CLASS R6 SHARES	November 1, 2018	(4.81)	(1.06)	3.51	3.70

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.37%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.36%

Net Assets as of 8/31/2020 (In Thousands)	$1,728,521
Duration as of 8/31/2020	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to hospital and special tax bonds were leading detractors from performance. The Fund’s overweight allocations to bonds rated single-A and BBB and its underweight allocations to bonds rated AAA and AA, as well as its underweight allocations to the pre-refunded bonds and state general obligation bonds also detracted from relative performance.

The Fund’s overweight allocation to local general obligation bonds was a leading contributor to relative performance. The Fund’s overweight allocations to education and housing bonds, and its underweight allocation to New York State bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	21.6%
AA	48.7
A	18.6
BBB	7.5
BB	0.2
NR	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.89)%	(0.28)%	1.39%	1.02%
Without Sales Charge		0.37	2.04	1.85	1.24
CLASS C SHARES	November 1, 2001
With CDSC***		(0.89)	0.59	1.34	0.73
Without CDSC		0.11	1.59	1.34	0.73
CLASS I SHARES	June 19, 2009	0.59	2.57	2.32	1.72
CLASS R6 SHARES	October 1, 2018	0.61	2.53	2.33	1.72

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.61%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.76%

Net Assets as of 8/31/2020 (In Thousands)	$302,109
Duration as of 8/31/2020	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation to education bonds rated single-A and BBB was a leading detractor from performance. The Fund’s underweight allocations to general obligation bonds and pre-refunded bonds also detracted from relative performance.

The Fund’s bias toward higher quality bonds within the housing and special tax bond sectors was a leading contributor to relative performance. The Fund’s overweight allocation to water & sewer bonds and its underweight allocation to industrial development revenue/pollution control revenue bonds also contributed to relative performance. The Fund’s overweight allocation to bond durations of eight years and longer also helped relative performance as interest rates fell. Generally, bonds with longer duration will experience a greater increase in price than shorter duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the six month period, the Fund’s overall duration was 4.9 years and the Benchmark’s was 4.4 years.

CREDIT QUALITY ALLOCATIONS***
AAA	24.3%
AA	46.4
A	21.7
BBB	6.4
NR	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(3.19)%	(1.23)%	2.14%	2.43%
Without Sales Charge		0.58	2.66	2.92	2.82
CLASS C SHARES	November 4, 1997
With CDSC***		(0.70)	1.22	2.35	2.24
Without CDSC		0.30	2.22	2.35	2.24
CLASS I SHARES	February 9, 1993	0.61	2.93	3.18	3.07
CLASS R6 SHARES	November 6, 2017	0.76	3.04	3.24	3.10

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvest-

ment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(0.76)%
Bloomberg Barclays U.S. Municipal Index	0.19%

Net Assets as of 8/31/2020 (In Thousands)	$564,398
Duration as of 8/31/2020	7.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated single-A and BBB was a leading detractor from performance. The Fund’s overweight allocations to bond maturities of 17+ years and to hospital bonds, and its underweight allocation to state general obligation bonds and overweight allocation to hospital bonds also detracted from relative performance. While education bonds generally provided positive returns, the Fund’s bias to education bonds rated single-A and BBB detracted from relative performance.

The Fund’s overweight allocation to local general obligation bonds and its security selection within housing bonds were leading contributors to relative performance. The Fund’s underweight allocations to transportation bonds and New York State bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	12.0%
AA	49.5
A	23.5
BBB	11.9
BB	0.8
B	0.5
NR	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(4.46)%	(1.24)%	2.84%	3.22%
Without Sales Charge		(0.76)	2.58	3.63	3.61
CLASS C SHARES	July 1, 2008
With CDSC***		(2.06)	0.92	3.01	2.95
Without CDSC		(1.06)	1.92	3.01	2.95
CLASS I SHARES	February 1, 1995	(0.74)	2.73	3.84	3.81
CLASS R6 SHARES	October 1, 2018	(0.71)	2.79	3.86	3.82

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg Barclays U.S. Municipal Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.45%
Bloomberg Barclays 1 Year Municipal Bond Index	0.98%

Net Assets as of 8/31/2020 (In Thousands)	$5,477,958
Duration as of 8/31/2020	0.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the reporting period. Generally, bonds with shorter duration experience a smaller price increase compared with longer duration bonds when interest rates decline. The Fund’s security selection and overweight allocation to hospital bonds, and its out-of-Benchmark allocation to variable rate demand notes, which generally do not benefit from principal stability amid falling interest rates, also detracted from relative performance.

The Fund’s out-of-Benchmark exposure to bond durations of four-to-six years was a leading contributor to relative performance as longer duration bonds outperformed shorter duration bonds. The Fund’s underweight allocation and security selection in state general obligation bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	22.7%
AA	40.5
A	8.9
BBB	3.8
BB	0.2
NR	23.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge**		(1.98)%	(1.34)%	0.48%
Without Sales Charge		0.25	0.91	1.02
CLASS I SHARES	May 31, 2016	0.45	1.21	1.24

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg Barclays 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.1% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	337

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,302

Total Alaska		2,639

Arizona — 4.2%

Arizona Industrial Development Authority Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	776

Arizona Industrial Development Authority, Academics of Math and Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	408

Rev., 5.00%, 7/1/2039 (b)	1,000	1,054

Arizona Industrial Development Authority, Cadence Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	516

Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	750	906

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,360	1,352

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,412

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,739

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,501

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	949

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	937

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	844

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,631

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	1,000	1,082

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,107

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	55

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	446

Series 2018A, Rev., 5.00%, 7/1/2033	600	618

Series 2018A, Rev., 5.00%, 7/1/2038	300	305

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	381

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2018A, Rev., 5.00%, 7/1/2033	150	163

Series 2018A, Rev., 5.00%, 7/1/2037	200	214

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	227

Series 2018A, Rev., 5.00%, 2/15/2038	405	453

Maricopa County Industrial Development Authority

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	331

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	654

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	811

Total Arizona		20,872

California — 1.7%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	773

Rev., 5.00%, 5/1/2038	400	411

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	562

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	224

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	417

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	940

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	258

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	255

California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	925

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	275

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	230

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	795	808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	802

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	171

California School Finance Authority Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	113

Eastern Municipal Water District Financing Authority Series 2020A, Rev., 5.00%, 7/1/2037	80	108

Palomar Health Rev., 5.00%, 11/1/2039	500	568

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	233

San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	73

Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	259

Total California		8,405

Colorado — 8.6%

Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	766

Bradburn Metropolitan District No. 2

Series 2018A, GO, 5.00%, 12/1/2038	500	536

Series 2018B, GO, 7.25%, 12/15/2047	500	509

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	615

Series 2018A, Rev., 5.00%, 12/1/2033	500	610

Series 2018A, Rev., 4.00%, 12/1/2048	500	541

Colorado Health Facilities Authority Series 2017A, Rev., 5.00%, 5/15/2022	280	291

Colorado Health Facilities Authority, Christian Living Neighborhoods

Rev., 4.00%, 1/1/2028	500	520

Rev., 4.00%, 1/1/2038	550	526

Rev., 5.00%, 1/1/2038	1,550	1,659

Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,216

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,142

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Series 2020A, Rev., 4.00%, 9/1/2050	675	735

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Copper Ridge Metropolitan District

Rev., 4.00%, 12/1/2029	1,000	946

Rev., 5.00%, 12/1/2039	1,000	947

Copperleaf Metropolitan District No. 4

Series 2020A, GO, 5.00%, 12/1/2039	775	796

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,009

Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	911

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,121

Denver Health & Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,343

DIATC Metropolitan District

GO, 3.25%, 12/1/2029 (b)	590	569

GO, 5.00%, 12/1/2039 (b)	1,240	1,277

Jefferson Center Metropolitan District No. 1

Series 2020A-2, Rev., 4.13%, 12/1/2040	285	286

Series 2020B, Rev., 5.75%, 12/15/2050	2,500	2,508

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,417

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	715

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,258

Painted Prairie Metropolitain District No. 2 GO, 5.25%, 12/1/2048	2,000	2,042

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,021

Rev., 5.00%, 12/1/2039	2,500	2,626

Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	90	98

Raindance Metropolitan District No. 1 Non-Potable Water System Rev., 5.00%, 12/1/2040	750	753

South Suburban Park & Recreation District

COP, 4.00%, 12/15/2036	1,350	1,553

COP, 4.00%, 12/15/2037	500	574

STC Metropolitan District No. 2

Series 2019A, GO, 3.00%, 12/1/2025	555	539

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,001

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,738

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,466

GO, 5.00%, 12/1/2049	1,500	1,526

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Trails at Crowfoot Metropolitan District No. 3

Series A, GO, 4.38%, 12/1/2030	620	624

Series A, GO, 5.00%, 12/1/2039	1,000	1,020

Willow Bend Metropolitan District Series A, GO, 5.00%, 12/1/2039	600	616

Total Colorado		42,966

Connecticut — 1.8%

Connecticut State Health & Educational Facilities Authority

Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	426

Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	254

Series A-1, Rev., 4.50%, 10/1/2034 (b)	2,350	2,351

Series A-1, Rev., 5.00%, 10/1/2039 (b)	1,000	1,020

Connecticut State Health and Educational Facilities Authority, McLean Issue

Series 2020B-2, Rev., 2.75%, 1/1/2026 (b)	650	653

Series 2020B-1, Rev., 3.25%, 1/1/2027 (b)	700	704

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	275

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	530

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2020	200	202

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,232

Town of Hamden Rev., 5.00%, 1/1/2030	1,500	1,545

Total Connecticut		9,192

Delaware — 0.2%

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	798

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	125	127

Total Delaware		925

District of Columbia — 0.3%

District of Columbia

Series 2017B, Rev., 5.00%, 7/1/2037	500	584

Rev., 4.00%, 7/1/2039	200	217

District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	750

Total District of Columbia		1,551

Florida — 10.2%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	458

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series A, Rev., 5.00%, 12/15/2039	1,775	1,939

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	315

Rev., 5.00%, 12/15/2026 (b)	300	332

Rev., 5.00%, 12/15/2027 (b)	330	363

Rev., 5.00%, 12/15/2028 (b)	345	379

Rev., 5.00%, 12/15/2029 (b)	365	399

Rev., 5.00%, 12/15/2030 (b)	510	556

Rev., 5.00%, 12/15/2035 (b)	1,080	1,159

Rev., 5.00%, 12/15/2040 (b)	1,200	1,274

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	397

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	684

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc. Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	227

Series 2020A, Rev., 5.00%, 8/1/2040	300	349

Charlotte County, Utility System

Rev., AGM, 5.25%, 10/1/2021 (d)	70	74

Rev., AGM, 5.25%, 10/1/2024	130	137

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	217

Series 2020B, Rev., 4.00%, 7/1/2039	250	285

Series 2020B, Rev., 5.00%, 7/1/2040	390	482

Series 2020B, Rev., 4.00%, 7/1/2045	750	842

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,185

City of Venice, Village on the Isle Project

Rev., 5.00%, 1/1/2037	1,000	1,058

Rev., 5.00%, 1/1/2047	1,000	1,037

County of Broward Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,743

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	536

Series A, Rev., 5.00%, 1/15/2039 (b)	550	579

Series A, Rev., 5.00%, 1/15/2049 (b)	825	854

County of Palm Beach, Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	417

Rev., 5.00%, 4/1/2039 (b)	900	896

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 10/1/2029 (c)	1,000	900

Series 2018C, Rev., 6.25%, 10/1/2029 (c)	1,000	850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,468

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc. Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	243

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	559

Florida Development Finance Corp., Educational Facilities, Social Bonds — UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030 (b)	500	500

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	830	854

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	289

Series A, Rev., 5.00%, 12/15/2034 (b)	525	613

Series A, Rev., 5.00%, 12/15/2039 (b)	305	352

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	424

Rev., 5.00%, 3/1/2035	1,165	1,281

Rev., 5.00%, 3/1/2036	1,230	1,349

Rev., 5.00%, 3/1/2037	1,130	1,236

Rev., 5.00%, 3/1/2044	2,000	2,149

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	803

JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	26

Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	534

Lee County Industrial Development Authority, Shell Point/Waterside Health Project Rev., 5.00%, 11/15/2039	1,340	1,463

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	618

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	275

Series 2020B, Rev., 5.00%, 11/15/2042	500	592

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	1,060	1,153

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	692

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates

Series 2019A, Rev., 5.00%, 1/1/2029	440	475

Series 2019A, Rev., 5.00%, 1/1/2039	400	419

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,132

Seminole County Industrial Development Authority

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,866

Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,881

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	978

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	1,847

Tampa Bay Water Utility System, Revenue Refunding and Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	720

Total Florida		50,714

Georgia — 0.3%

City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	522

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc. Project Series 2020A, Rev., 5.00%, 4/1/2050	230	284

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	284

Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	5	5

Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2036	375	424

Total Georgia		1,519

Idaho — 0.0% (e)

Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029 (b)	180	189

Illinois — 4.8%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	575

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	192

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,273

Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	734

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, University of Illinois, Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	368

Series 2019A, Rev., 5.00%, 10/1/2037	400	489

Series 2019A, Rev., 5.00%, 10/1/2038	400	488

Series 2019A, Rev., 5.00%, 10/1/2039	350	425

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,198

Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2021 (d)	150	153

Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,687

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64

Northern Illinois University

Series 2020B, Rev., 4.00%, 4/1/2039	650	727

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,612

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	299

Sales Tax Securitization Corp. Series 2020A, Rev., 5.00%, 1/1/2037	1,050	1,267

State of Illinois

GO, 4.88%, 5/1/2021	750	766

Series 2018A, GO, 5.00%, 10/1/2021	750	777

GO, 5.13%, 5/1/2022	250	264

GO, 5.38%, 5/1/2023	250	271

GO, 5.50%, 5/1/2024	750	834

Series 2012, GO, 4.13%, 3/1/2028	170	173

GO, 4.00%, 6/1/2035	5,000	5,121

Upper Illinois River Valley Development Authority, Morris Hospital

Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,415

Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,318

Series 2018, Rev., 5.00%, 12/1/2029	875	1,092

Series 2018, Rev., 5.00%, 12/1/2033	250	301

Series 2018, Rev., 5.00%, 12/1/2034	20	24

Total Illinois		23,907

Indiana — 2.0%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	965

Series B, Rev., 4.00%, 7/1/2037	905	1,001

Series B, Rev., 4.00%, 7/1/2038	940	1,038

Series B, Rev., 4.00%, 7/1/2039	750	824

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series B, Rev., 4.00%, 7/1/2040	500	548

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc. Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	110

Series 2020A, Rev., 5.00%, 7/1/2040	170	184

Series 2020A, Rev., 5.00%, 7/1/2055	455	484

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	812

Series A, Rev., 4.00%, 11/1/2036	235	267

Series A, Rev., 4.00%, 11/1/2037	330	373

Series A, Rev., 4.00%, 11/1/2038	340	383

Series A, Rev., 4.00%, 11/1/2039	360	405

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,113

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,074

Indiana Housing and Community Development Authority, Home First Mortgage

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 9/1/2020	10	10

Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	15	15

Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	263

Total Indiana		9,869

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc. Project

Series 2018A, Rev., 5.00%, 3/1/2028	890	961

Series 2018A, Rev., 5.00%, 3/1/2038	250	263

Iowa Finance Authority, Phs Council Bluffs, Inc. Project

Rev., 3.95%, 8/1/2023	150	150

Rev., 4.45%, 8/1/2028	250	254

Rev., 5.00%, 8/1/2033	485	493

Rev., 5.00%, 8/1/2038	370	374

Total Iowa		2,495

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	541

Series A, Rev., 5.00%, 5/15/2039	850	911

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	510

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Series I, Rev., 5.00%, 5/15/2038	500	503

Total Kansas		2,465

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,032

Series 2016A, Rev., 5.00%, 2/1/2040	500	549

Total Kentucky		1,581

Louisiana — 0.8%

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	576

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	548

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,427

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,105

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	285

Total Louisiana		3,981

Maine — 0.0% (e)

Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2023 (d)	25	28

Maryland — 0.8%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,582

Maryland Economic Development Corp.

Rev., 4.00%, 7/1/2040	300	302

Rev., 4.00%, 7/1/2050	1,500	1,468

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	175

Rev., 4.00%, 7/1/2040	215	241

Total Maryland		3,768

Massachusetts — 2.0%

Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	408

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	577

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Rev., 5.00%, 1/1/2038	405	465

Rev., 5.00%, 1/1/2043	500	567

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	555

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,018

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	977

Rev., 4.00%, 10/1/2039	500	509

Rev., 5.00%, 10/1/2039	250	270

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2036	450	532

Rev., 5.00%, 7/1/2037	605	712

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,310

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	565

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	444

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	146

Total Massachusetts		10,055

Michigan — 3.6%

City of Detroit

GO, 5.00%, 4/1/2035	500	526

GO, 5.00%, 4/1/2036	500	524

GO, 5.00%, 4/1/2037	500	523

Flint Hospital Building Authority Rev., 4.00%, 7/1/2038	1,800	1,892

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2032	1,915	1,987

Rev., 5.00%, 5/15/2037	1,230	1,271

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 5.00%, 11/15/2032	1,390	1,506

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	545

Rev., 4.00%, 9/1/2050	1,000	1,085

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	841

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 5.00%, 11/15/2034	1,900	2,040

Rev., 5.00%, 11/15/2043	750	784

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,808

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Project Rev., 5.00%, 11/15/2034	1,280	1,380

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	40

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	422

Total Michigan		18,174

Minnesota — 0.7%

City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	755

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	854

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	106

Rev., 5.00%, 8/1/2033	200	212

Rev., 5.00%, 8/1/2035	200	212

Rev., 3.75%, 8/1/2036	250	246

Rev., 3.75%, 8/1/2037	500	488

Rev., 4.00%, 8/1/2038	350	350

Rev., 4.00%, 8/1/2039	250	250

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	2	2

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	55	55

Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

Total Minnesota		3,535

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	213

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	137

Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,433

Series A, Rev., 4.00%, 1/1/2040	1,000	1,143

Total Mississippi		2,926

Missouri — 1.8%

Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	491

Health and Educational Facilities Authority of the State of Missouri

Series 2019C, Rev., 4.00%, 2/1/2032	390	415

Series 2019C, Rev., 4.00%, 2/1/2033	865	914

Series 2019C, Rev., 4.00%, 2/1/2034	1,000	1,050

Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,710

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	611

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,104

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,083

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 11/1/2020 (d)	30	31

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (d)	15	15

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	692

Total Missouri		9,116

Montana — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	372

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	90	94

Total Montana		466

Nebraska — 0.4%

Nebraska Educational Health Cultural & Social Services Finance Authority

Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,118

Total Nebraska		2,244

Nevada — 0.2%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	407

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	190	189

County of Clark NV Passenger Facility Charge Series 2019E, Rev., 5.00%, 7/1/2033	200	254

Total Nevada		850

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	131

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (b)	200	203

Series A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,024

New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

Total New Hampshire		1,363

New Jersey — 5.0%

New Jersey Economic Development Authority

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,616

Series 2020A, Rev., 4.00%, 11/1/2038	750	807

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,915

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,151

Rev., 5.00%, 1/1/2040 (b)	3,000	2,853

Series 2017DDD, Rev., 5.00%, 6/15/2042	4,585	5,191

New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	223

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	589

New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,043

New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	434

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,366

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	723

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	814

New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,666

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	793

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	429

Series A, Rev., AMT, 4.00%, 12/1/2033	500	534

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	320

Series A, Rev., AMT, 4.00%, 12/1/2035	200	212

New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,073

Total New Jersey		24,752

New Mexico — 0.6%

City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	700

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	384

Series A, Rev., 5.00%, 7/1/2034	375	398

Series A, Rev., 5.00%, 7/1/2039	1,225	1,283

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	55	56

Total New Mexico		2,821

New York — 4.5%

Build Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	538

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	266

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	989

Metropolitan Transportation Authority

Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	2,400	2,400

Series 2014B, Rev., 5.00%, 11/15/2020	300	302

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	208

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	525

Monroe County Industrial Development Corp.

Rev., 4.00%, 1/1/2030	2,000	2,001

Rev., 5.00%, 1/1/2040	2,145	2,232

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	737

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	618

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	731

New York State Dormitory Authority Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,850	1,910

New York Transportation Development Corp. Rev., AMT, 5.00%, 1/1/2028	500	557

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	1,000	1,031

Rev., AMT, 5.00%, 1/1/2025	3,250	3,517

Rev., AMT, 4.00%, 1/1/2036	500	505

Rev., AMT, 5.00%, 1/1/2036	375	404

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	341

Rev., 5.00%, 1/1/2038	200	227

Rev., 5.00%, 1/1/2043	500	559

Suffolk County Economic Development Corp. Rev., 5.00%, 12/1/2029 (f)	750	833

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	404

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	205

Series 2019A, Rev., 5.00%, 10/15/2039	315	333

Total New York		22,373

North Carolina — 0.4%

North Carolina Medical Care Commission Series 2019A, Rev., 5.00%, 1/1/2031	625	678

North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,084

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040 (f)	355	389

Total North Carolina		2,151

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.0% (e)

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	40	41

Ohio — 4.4%

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,546

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	406

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2041	550	630

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,058

Rev., 5.25%, 12/1/2038	500	527

Rev., 5.50%, 12/1/2043	500	526

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	231

County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,225

County of Warren, Otterbein Homes

Series A, Rev., 4.00%, 7/1/2037	1,000	1,106

Series A, Rev., 4.00%, 7/1/2039	500	550

Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	58

Ohio Higher Educational Facility Commission

Rev., 5.00%, 11/1/2034	2,875	3,185

Rev., 5.00%, 11/1/2039	4,890	5,322

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	539

Rev., 5.00%, 12/1/2033	270	278

Rev., 5.00%, 12/1/2038	685	690

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,174

Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	15	15

Total Ohio		22,066

Oklahoma — 0.4%

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	228

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,165

Tulsa Airports Improvement Trust

Series A, Rev., AMT, 5.00%, 6/1/2024	300	344

Series A, Rev., AMT, 5.00%, 6/1/2025	420	481

Total Oklahoma		2,218

Oregon — 0.6%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	231

Series 2018A, Rev., 5.00%, 5/15/2043	310	323

Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	202

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	28

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	167

Series 2020A, Rev., 5.00%, 10/1/2040	585	717

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	20	21

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,079

State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021 (d)	105	110

Total Oregon		2,878

Pennsylvania — 9.1%

Aliquippa School District

GO, 3.75%, 12/1/2033	2,000	2,274

GO, 3.88%, 12/1/2037	1,250	1,408

Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2022 (d)	350	371

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	562

Allentown City School District

Series C, GO, 4.00%, 2/1/2034	1,580	1,847

Series B, GO, 5.00%, 2/1/2034	1,300	1,654

Series C, GO, 4.00%, 2/1/2035	1,000	1,165

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	266

Rev., 5.00%, 5/1/2042 (b)	250	262

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Berks County Industrial Development Authority, Healthcare Facilities

Rev., 5.00%, 5/15/2033	500	538

Series 2017A, Rev., 5.00%, 5/15/2037	250	268

Rev., 5.00%, 5/15/2038	500	534

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,091

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,703

Cumberland County Municipal Authority

Rev., 3.00%, 1/1/2024	1,000	953

Rev., 3.38%, 1/1/2029	4,545	4,072

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	150	152

Rev., 5.00%, 5/1/2029	650	731

Rev., 5.00%, 5/1/2039	1,100	1,217

Franklin County Industrial Development Authority, Haven Inc. Project

Rev., 5.00%, 12/1/2029	195	207

Rev., 5.00%, 12/1/2039	385	393

Rev., 5.00%, 12/1/2049	500	502

Lancaster County Hospital Authority

Rev., 5.00%, 3/1/2040	250	258

Rev., 5.00%, 3/1/2045	500	511

Rev., 5.00%, 3/1/2050	500	509

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project

Series 2019B, Rev., 2.88%, 12/15/2023	1,000	984

Series 2019A, Rev., 5.00%, 6/15/2032	545	580

Series 2019A, Rev., 5.00%, 6/15/2033	570	602

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,154

Lancaster Industrial Development Authority, Willow Valley Communities Project Rev., 5.00%, 12/1/2044	1,425	1,614

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	82

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	308

Rev., 4.00%, 4/1/2035	205	210

Rev., 4.00%, 4/1/2036	520	529

Rev., 4.00%, 4/1/2037	545	553

Rev., 4.00%, 4/1/2038	695	703

Rev., 4.00%, 4/1/2039	725	729

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020C, Rev., 4.00%, 11/15/2043	300	329

Series 2020C, Rev., 5.00%, 11/15/2045	730	862

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 4.00%, 12/1/2034	170	183

Series 2019, Rev., 4.00%, 12/1/2035	175	188

Series 2019, Rev., 4.00%, 12/1/2036	175	188

Series 2019, Rev., 4.00%, 12/1/2037	100	107

Series 2019, Rev., 4.00%, 12/1/2038	100	107

Series 2019, Rev., 5.00%, 12/1/2044	350	387

Series 2019, Rev., 5.00%, 12/1/2049	500	552

Northampton County Industrial Development Authority Rev., 5.00%, 11/1/2039	1,000	1,036

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Philadelphia Authority for Industrial Development

Rev., 4.00%, 6/15/2029	360	367

Rev., 5.00%, 6/15/2039	500	515

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	731

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	265	317

Series 2020A, Rev., 5.00%, 8/1/2040	315	364

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,442

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	776

West Mifflin School District

GO, 3.00%, 4/1/2034	1,000	1,106

GO, 3.00%, 4/1/2038	1,400	1,524

Wilkes-Barre Area School District

Series 2019, GO, 3.50%, 4/15/2038	370	419

Series 2019, GO, 3.50%, 4/15/2039	230	260

Series 2019, GO, 3.75%, 4/15/2044	1,000	1,135

Total Pennsylvania		45,411

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued

Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	113

Total Rhode Island		382

South Carolina — 1.6%

South Carolina Jobs-Economic Development Authority

Series 2020A, Rev., 5.00%, 11/15/2028	210	226

Series 2020A, Rev., 5.00%, 11/15/2029	110	119

Series 2019A, Rev., 4.00%, 4/1/2034	605	635

Series 2020A, Rev., 5.00%, 11/15/2042	580	597

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,248

Series A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,629

Series A, Rev., 5.00%, 12/1/2039 (b)	1,795	2,040

South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,596

Total South Carolina		8,090

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	568

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	35	36

Total South Dakota		604

Tennessee — 2.5%

Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,108

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	778

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	521

Rev., 5.13%, 6/1/2036 (b)	425	445

Shelby County Health Educational & Housing Facilities Board

Series 2019A, Rev., 5.00%, 10/1/2029	1,350	1,351

Series 2019A, Rev., 5.50%, 10/1/2034	2,850	2,842

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Shelby County Health Educational and Housing Facilities Board

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	956

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,421

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,143

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 1/1/2021 (d)	20	20

Series 1A, Rev., AMT, 4.50%, 1/1/2038	45	46

Total Tennessee		12,631

Texas — 6.1%

Arlington Higher Education Finance Corp. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,762

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	435	467

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,089

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	878

City of Houston

Series 2018D, Rev., 5.00%, 7/1/2028	355	453

Rev., AMT, 5.00%, 7/1/2029	2,500	2,588

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	29

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028 (b)	915	1,032

Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	179

Danbury Higher Education Authority, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,125

Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	1,000	1,033

New Hope Cultural Education Facilities Finance Corp.

Rev., 4.00%, 1/1/2029	300	290

Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,149

Series 2020A, Rev., 5.00%, 1/1/2035	865	904

Rev., 5.00%, 1/1/2039	205	205

Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,546

Series 2020A, Rev., 5.00%, 1/1/2040	790	814

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,029

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	298

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series A, Rev., 4.00%, 8/15/2029 (b)	330	342

Series A, Rev., 5.00%, 8/15/2039 (b)	1,035	1,082

Series A, Rev., 5.00%, 8/15/2049 (b)	670	689

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	946

New Hope Cultural Education Facilities Finance Corp., Children’s Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,009

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	140	142

Rev., 5.00%, 6/15/2033	150	154

Rev., 5.00%, 6/15/2038	250	256

Permanent University Fund — Texas A&M University System Series B, Rev., 5.25%, 7/1/2028	140	188

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	188

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	500

Series 2020A, Rev., 6.63%, 11/15/2041	1,455	1,455

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,660	1,660

Series 2020B-1, Rev., 4.00%, 11/15/2027	2,100	2,100

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	10	10

Total Texas		30,591

Utah — 1.7%

Mida Mountain Village Public Infrastructure District

Series 2020B, 6.25%, 8/1/2030 (b)	1,000	968

Series 2020A, 4.50%, 8/1/2040	1,000	1,001

Utah Charter School Finance Authority

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	750	725

Series A, Rev., 4.00%, 4/15/2032	250	295

Series A, Rev., 4.00%, 4/15/2033	260	304

Series A, Rev., 5.00%, 4/15/2034	235	292

Series A, Rev., 5.00%, 4/15/2039	700	855

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	498

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	852

Utah Infrastructure Agency

Rev., 4.00%, 10/15/2033	500	531

Rev., 4.00%, 10/15/2036	500	526

Rev., 4.00%, 10/15/2039	700	731

Rev., 4.00%, 10/15/2042	475	490

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	48

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	627

Total Utah		8,743

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	165	175

Series A, Rev., AMT, 4.00%, 6/15/2033	210	221

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	170	179

Total Vermont		575

Virginia — 3.6%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,154

Rev., 4.00%, 7/1/2036	1,175	1,350

Rev., 4.00%, 7/1/2037	1,205	1,378

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	765

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (b)	2,000	1,968

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	926

Norfolk Redevelopment and Housing Authority, Harbors Edge Project

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,054

Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,403

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,014

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,040

Roanoke Economic Development Authority

Rev., 4.30%, 9/1/2030	770	750

Rev., 5.00%, 9/1/2040	1,640	1,646

Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,427

Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021 (d)	70	74

Total Virginia		17,949

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 2.8%

Pend Oreille County, Public Hospital District No. 1

GO, 5.00%, 12/1/2033	1,000	1,167

GO, 5.00%, 12/1/2038	1,255	1,443

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	2,890

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,108

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	312

Rev., 3.63%, 5/1/2040	800	836

Rev., 4.00%, 5/1/2045	500	552

Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	10	10

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	555

Rev., 5.00%, 7/1/2033 (b)	535	575

Rev., 5.00%, 7/1/2038 (b)	300	320

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	989

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	840

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	775

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,529

Total Washington		13,901

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,474

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,646

Total West Virginia		3,120

Wisconsin — 5.7%

Public Finance Authority

Series 2019A, Rev., 5.00%, 10/1/2028 (b)	2,000	2,182

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	399

Series 2019A, Rev., 5.00%, 10/1/2029 (b)	1,850	2,022

Rev., 5.00%, 4/1/2030 (b)	500	548

Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	532

Rev., 4.25%, 10/1/2038 (b)	2,000	1,859

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	734

Rev., 5.00%, 4/1/2040 (b)	2,155	2,306

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	555	656

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	837

Series 2020A, Rev., 3.00%, 1/1/2050	750	736

Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	1,000	955

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	230	232

Rev., 5.00%, 10/1/2033	775	833

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	243

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	439

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	721

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (g)	17	9

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (g)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	190

Rev., 5.00%, 6/15/2028	505	606

Rev., 5.00%, 6/15/2034	215	253

Rev., 5.00%, 6/15/2039	390	450

Rev., 5.00%, 6/15/2049	1,000	1,132

Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565	1,688

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	510	516

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	510

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,109

Wisconsin Health & Educational Facilities Authority Rev., 4.00%, 2/1/2045	575	607

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	174

Series A, Rev., 5.00%, 7/1/2044	210	241

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Series A, Rev., 5.00%, 7/1/2049	750	856

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	386

Series 2019A, Rev., 5.00%, 11/1/2027	370	405

Series 2019A, Rev., 5.00%, 11/1/2028	470	518

Series 2019A, Rev., 5.00%, 11/1/2029	315	346

Series 2019A, Rev., 5.00%, 11/1/2030	515	563

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,508

Total Wisconsin		28,324

Total Municipal Bonds (Cost $482,329)		485,416

Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070 ‡ (Cost $11)	3	—

	SHARES (000)
Short-Term Investments — 3.5%

Investment Companies — 3.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $17,242)	17,230	17,242

Total Investments — 100.6% (Cost $499,582)		502,658
Liabilities in Excess of Other Assets — (0.6)%		(3,014)

NET ASSETS — 100.0%		499,644

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.4% (a)

Alabama — 1.7%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	311

Rev., 5.00%, 7/1/2028	350	444

Rev., 5.00%, 7/1/2029	375	485

Rev., 5.00%, 7/1/2030	250	327

Rev., 5.00%, 7/1/2031	175	227

Rev., 5.00%, 7/1/2032	150	193

Rev., 5.00%, 7/1/2033	325	417

Rev., 5.00%, 7/1/2034	375	479

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 9/10/2020 (b)	7,500	7,456

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	8,320	8,513

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	554

Selma Industrial Development Board, International Paper Company Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,780

Southeast Alabama Gas Supply District (The), Project No. 1

Series A, Rev., 5.00%, 4/1/2021	2,865	2,938

Series A, Rev., 5.00%, 4/1/2022	3,220	3,443

Total Alabama		29,567

Alaska — 0.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,447

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,573

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,660

Series 1, Rev., 5.00%, 12/1/2030	875	1,158

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	572

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,573

Total Alaska		8,983

Arizona — 1.8%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,128

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	157

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,775

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,171

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	8,062

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,578

Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2021	100	104

Total Arizona		30,975

Arkansas — 0.7%

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	409

City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,821

County of Sharp

Rev., 5.00%, 3/1/2024	595	681

Rev., 5.00%, 3/1/2025	600	708

Rev., 5.00%, 3/1/2026	685	829

University of Arkansas, UAMS Campus

Rev., 5.00%, 3/1/2025	500	599

Rev., 5.00%, 3/1/2026	1,000	1,185

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,684

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	127

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	277

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	206

Total Arkansas		11,526

California — 14.1%

Alameda County Transport Authority, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,289

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,148

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,338

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,654

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,888

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,465	8,888

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,273

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	787

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,644

California Health Facilities Financing Authority, St. Joseph Health System Series 2013D, Rev., 5.00%, 10/15/2020 (c)	12,870	12,943

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.44%, 10/1/2020 (b)	3,250	3,241

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	381

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	317

Rev., 5.00%, 10/1/2026	150	176

Rev., 5.00%, 10/1/2027	150	179

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	549

Series 2017A, Rev., 5.00%, 11/1/2024	800	899

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,155

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	314

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,758

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	378

COP, 5.00%, 10/1/2022	465	512

COP, 5.00%, 10/1/2023	1,000	1,147

City of Los Angeles, Department of Airports

Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,638

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series C, Rev., 5.00%, 5/15/2022	750	808

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,624

Series B, Rev., 4.00%, 5/15/2024	365	412

Series C, Rev., 5.00%, 5/15/2024	700	816

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,187

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,295

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,993

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,984

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,697

Series A, Rev., 5.00%, 3/1/2024	2,000	2,316

County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,044

Eastern Municipal Water District, Water and Wastewater

Series C, Rev., 5.00%, 7/1/2021	2,530	2,633

Series C, Rev., 5.00%, 7/1/2022	1,700	1,851

Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,036

Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	142

Grossmont Healthcare District Series D, GO, 5.00%, 7/15/2026	1,225	1,483

Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,211

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,338

Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	123

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	564

Series A, GO, 5.00%, 2/1/2023	685	765

Series A, GO, 5.00%, 8/1/2025	1,500	1,779

Series A, GO, 5.00%, 8/1/2026	1,800	2,126

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,368

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,181

Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,951

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	3,001

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series E, Rev., 5.00%, 8/15/2027	105	137

San Diego County Regional Transportation Commission, Sales Tax

Series A, Rev., 5.00%, 4/1/2021	250	257

Series A, Rev., 5.00%, 4/1/2022	100	108

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	325

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,888

Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,070

San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,337

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,884

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,635

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	32

Series B, GO, 5.00%, 8/1/2026	50	64

Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,200

Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,040

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,213

GO, 5.00%, 11/1/2023	3,560	4,098

GO, 5.00%, 3/1/2026	13,210	15,919

GO, 5.00%, 9/1/2026	4,900	6,203

GO, 4.00%, 8/1/2028	4,000	4,790

GO, 4.00%, 8/1/2029	4,180	4,983

GO, 5.00%, 8/1/2029	7,830	9,806

GO, 4.00%, 8/1/2030	10,000	11,864

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	748

Rev., 5.00%, 3/1/2029	465	563

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	445

Whittier Union School District GO, 5.00%, 8/1/2023	10,495	11,964

Total California		241,797

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 3.1%

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2029	17,575	24,276

City of Aurora

COP, 3.00%, 12/1/2020	125	126

COP, 4.00%, 12/1/2022	375	406

City of Longmont

Series A, COP, 5.00%, 12/1/2021	100	106

Series A, COP, 5.00%, 12/1/2022	100	110

Series A, COP, 5.00%, 12/1/2024	100	115

Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	6,024

Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 3.00%, 6/15/2021	1,000	1,022

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,785

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	162

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,090	1,139

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	326

Series 2014A, GO, 5.00%, 12/1/2026	500	596

County of Boulder, Flood Reconstruction Projects

COP, 5.00%, 12/1/2022	720	727

COP, 5.00%, 12/1/2023	500	506

COP, 5.00%, 12/1/2025	500	506

County of Eagle COP, 5.00%, 12/1/2022	200	221

Denver Convention Center Hotel Authority Rev., 4.00%, 12/1/2020	500	504

The Regents of the University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	887

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	282

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,805

Series A, Rev., 5.00%, 6/1/2022	560	606

Total Colorado		53,237

Connecticut — 1.4%

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	750	752

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Connecticut State Health & Educational Facilities Authority Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,668

State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,209

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,507

Total Connecticut		24,136

District of Columbia — 0.2%

District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	519

Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,550

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,419

Total District of Columbia		3,488

Florida — 1.8%

County of Miami-Dade, Stormwater Project

Rev., 5.00%, 4/1/2028	2,840	3,737

Rev., 5.00%, 4/1/2029	1,350	1,813

Florida Higher Educational Facilities Financial Authority

Rev., 5.00%, 10/1/2022	115	120

Rev., 5.00%, 10/1/2023	125	134

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	307

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	669

Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2026 (e)	10,000	12,637

School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	779

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,761

Total Florida		30,957

Georgia — 2.7%

Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,131

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,127

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,572

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2023	325	365

Series 2017, Rev., 5.00%, 7/1/2025	250	301

Series 2017, Rev., 5.00%, 7/1/2026	275	339

Series 2017, Rev., 5.00%, 7/1/2028	375	470

Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,151

Development Authority for Fulton County

Rev., 5.00%, 10/1/2022 (d)	4,855	5,326

Rev., 5.00%, 10/1/2022	145	157

Private Colleges & Universities Authority Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,856

State of Georgia

Series I, GO, 5.00%, 7/1/2021	8,165	8,495

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,382

Series F, GO, 5.00%, 7/1/2028	2,000	2,543

Total Georgia		46,215

Hawaii — 0.5%

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	8,067

Illinois — 8.8%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2027	200	239

Series 2020C, GO, 4.00%, 11/1/2031	880	1,059

Series 2020C, GO, 3.00%, 11/1/2032	1,250	1,368

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	174

Champaign County Community Unit School District No. 4 Champaign

Series 2020A, GO, Zero Coupon, 1/1/2025	960	928

Series 2020A, GO, Zero Coupon, 1/1/2027	385	359

Series 2020A, GO, Zero Coupon, 1/1/2028	570	521

GO, 4.00%, 6/1/2028	1,255	1,527

GO, 4.00%, 6/1/2029	1,000	1,234

GO, 4.00%, 6/1/2030	1,285	1,564

GO, 4.00%, 6/1/2031	1,250	1,500

GO, 4.00%, 6/1/2032	1,000	1,190

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,543

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,716

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,300

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,391

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	612

Series C, Rev., AGM, 5.00%, 12/30/2026	680	843

Series C, Rev., AGM, 5.00%, 12/30/2027	710	888

Cook County Community Consolidated School District No. 65 Evanston GO, 4.00%, 12/1/2030	1,225	1,472

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2028	500	610

GO, 4.00%, 1/1/2029	375	455

GO, 4.00%, 1/1/2030	285	343

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,462

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,527

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,378

Cook County School District No. 69 Skokie

GO, 4.00%, 12/1/2026	470	561

GO, 4.00%, 12/1/2027	490	595

GO, 4.00%, 12/1/2028	545	670

GO, 4.00%, 12/1/2029	515	629

GO, 4.00%, 12/1/2030	200	243

GO, 4.00%, 12/1/2031	820	986

GO, 4.00%, 12/1/2033	1,530	1,812

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2024	505	592

Series 2019B, GO, 5.00%, 12/1/2025	515	619

Cook County, Proviso Township High School District No. 209

GO, 5.00%, 12/1/2022	2,975	3,262

GO, 5.00%, 12/1/2023	2,350	2,669

County of Cook, Township High School District No. 225 Series 2016A, GO, 5.00%, 12/1/2023	5	6

County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	385

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,541

GO, 4.00%, 1/1/2029	650	787

GO, 4.00%, 1/1/2030	600	722

GO, 4.00%, 1/1/2031	1,000	1,195

GO, 4.00%, 1/1/2032	500	592

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

DuPage County School District No. 2 Bensenville

GO, 4.00%, 5/1/2032	615	738

GO, 4.00%, 5/1/2033	1,280	1,528

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	663

Glenview Park District

GO, 5.00%, 12/1/2026	300	376

GO, 5.00%, 12/1/2029	350	446

Grundy & Kendall Counties Consolidated Grade School District No. 60-C

GO, 4.00%, 2/1/2030	1,145	1,362

GO, 4.00%, 2/1/2031	1,190	1,405

GO, 4.00%, 2/1/2032	620	726

Illinois Finance Authority

Series 2020A, Rev., 4.00%, 12/15/2032	1,300	1,592

Series 2020A, Rev., 4.00%, 12/15/2033	3,740	4,519

Series 2020A, Rev., 4.00%, 12/15/2034	1,700	2,043

Series 2020A, Rev., 4.00%, 12/15/2035	1,340	1,598

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	3,750	3,776

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	223

Rev., 5.00%, 10/1/2025	300	353

Rev., 5.00%, 10/1/2028	250	298

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Series 2019, Rev., 4.00%, 1/15/2030	1,960	2,366

Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,514

Illinois Finance Authority, Silver Cross Hospital and Medical Centers

Series C, Rev., 5.00%, 8/15/2021	150	156

Series 2015C, Rev., 5.00%, 8/15/2022	500	540

Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,949

Kane and DeKalb Counties Community Unit School District No. 301

GO, 5.00%, 1/1/2027	355	443

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	138

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	254

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	121

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	76

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	158

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	75

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	46

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	92

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	114

Series 2020A, GO, AGM, 4.00%, 12/1/2032	110	125

Series 2020A, GO, AGM, 4.00%, 12/1/2033	125	142

Lincoln Land Community College District No. 526

GO, 5.00%, 12/15/2021	305	324

GO, 4.00%, 12/15/2022	440	460

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	456

GO, AGM, 4.00%, 5/1/2026	200	232

GO, AGM, 4.00%, 5/1/2028	350	408

GO, AGM, 4.00%, 5/1/2029	1,000	1,161

McHenry County, Woodstock Community Unit School District No. 200

GO, 5.00%, 1/15/2021	300	305

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	866

GO, AGM, 4.00%, 4/1/2027	780	915

GO, AGM, 4.00%, 4/1/2028	410	489

GO, AGM, 4.00%, 4/1/2029	240	290

GO, AGM, 4.00%, 4/1/2030	375	450

GO, AGM, 4.00%, 4/1/2031	410	489

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	812

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,174

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,516

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,527

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	3,038

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,353

Series C, Rev., 5.00%, 1/1/2025	4,250	4,879

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group

Series A, Rev., 5.00%, 2/15/2027	2,000	2,487

State of Illinois

Series D, GO, 5.00%, 11/1/2020	10,000	10,058

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Series D, GO, 5.00%, 11/1/2023	5,000	5,364

State of Illinois, Sales Tax, Junior Obligation

Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,743

Series A, Rev., 5.00%, 6/15/2022	4,600	4,921

Series A, Rev., 5.00%, 6/15/2023	4,600	5,058

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,764

Village of Arlington Heights

GO, 4.00%, 12/1/2028	1,890	2,354

GO, 4.00%, 12/1/2029	1,000	1,234

GO, 4.00%, 12/1/2030	500	612

Will County Forest Preservation District GO, 5.00%, 12/15/2027	805	1,043

Will County Township High School District No. 204 Joliet GO, 4.00%, 1/1/2029	250	288

Total Illinois		149,577

Indiana — 1.1%

City of Evansville, Waterworks District

Rev., 4.00%, 7/1/2027	985	1,195

Rev., 4.00%, 7/1/2028	1,015	1,248

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,478

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,137

Indiana Finance Authority, Health Obligation

Series C, Rev., 5.00%, 12/1/2021	2,355	2,491

Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,258

New Albany Floyd County School Building Corp.

Rev., 5.00%, 7/15/2021	700	729

Rev., 5.00%, 7/15/2022	835	908

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,066

Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		19,523

Iowa — 0.8%

Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.67%, 9/10/2020 (b) (f)	13,100	13,004

Kansas — 1.1%

Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	361

Rev., 5.00%, 9/1/2026	465	570

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,417

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,152

Overland Park Development Corp.

Rev., 4.00%, 3/1/2022	1,455	1,464

Rev., 5.00%, 3/1/2023	1,520	1,570

Seward County Unified School District No. 480 Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,143

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	317

Wyandotte County Unified School District No. 202

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	485

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	274

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	415

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	513

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	479

Total Kansas		19,374

Kentucky — 1.1%

Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021 (d)	250	254

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	271

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,759

Louisville & Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,250	2,277

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	12,721

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,484

Total Kentucky		19,766

Louisiana — 1.4%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021	175	181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Series C, Rev., 5.00%, 12/1/2022	270	294

Series 2018C, Rev., 5.00%, 12/1/2023	365	411

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	467

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,092

Series 2018C, Rev., 5.00%, 12/1/2026	500	611

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	449

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	763

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	648

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	387

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,944

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 9/10/2020 (b)	10,000	9,915

Louisiana Public Facilities Authority, Tulane University of Louisiana Project

Rev., 5.00%, 12/15/2022	230	254

Rev., 5.00%, 12/15/2025	250	308

Series 2020A, Rev., 5.00%, 4/1/2027	150	190

Series 2020A, Rev., 5.00%, 4/1/2028	165	213

Series 2020A, Rev., 5.00%, 4/1/2029	220	291

Series 2020A, Rev., 5.00%, 4/1/2030	130	175

Series 2020A, Rev., 5.00%, 4/1/2031	150	200

Series 2020A, Rev., 5.00%, 4/1/2032	150	198

Total Louisiana		23,991

Maryland — 0.4%

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,529

Massachusetts — 3.1%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,246

Commonwealth of Massachusetts

Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.72%, 11/1/2020 (b)	3,000	2,985

Series D, GO, 4.00%, 9/1/2030	8,290	9,528

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,288

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,287

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,313

Series 2020A, Rev., 5.00%, 10/1/2030	660	901

Series 2020A, Rev., 5.00%, 10/1/2031	585	793

Series 2020A, Rev., 5.00%, 10/1/2032	425	571

Series 2020A, Rev., 5.00%, 10/1/2033	450	601

Series 2020A, Rev., 5.00%, 10/1/2034	500	665

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,323

Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.59%, 9/10/2020 (b)	10,000	9,967

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2025	525	609

Rev., 5.00%, 7/1/2026	435	514

Rev., 5.00%, 7/1/2027	420	505

Rev., 5.00%, 7/1/2028	525	640

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,424

Total Massachusetts		54,160

Michigan — 2.0%

Avondale School District Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,447

City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	372

City of Royal Oak, Capital Improvement

GO, 5.00%, 4/1/2027	625	795

GO, 5.00%, 4/1/2028	245	319

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,718

Rev., GTD, 5.00%, 1/1/2024	1,400	1,598

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	925

Jackson Public Schools

GO, Q-SBLF, 4.00%, 5/1/2025	570	664

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,052

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,311

Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,080

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,368

Michigan Finance Authority, Local Government Loan Program Series B, Rev., 4.00%, 11/1/2020	455	458

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,690

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	2,600	2,612

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	479

Series II, GO, 5.00%, 5/1/2028	600	784

Series II, GO, 5.00%, 5/1/2029	250	334

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2021	550	568

GO, Q-SBLF, 5.00%, 5/1/2022	500	540

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,773

Total Michigan		34,887

Minnesota — 0.4%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	240

Series 2019C, COP, 5.00%, 2/1/2024	295	337

Series 2019B, COP, 5.00%, 2/1/2025	185	218

Series 2019C, COP, 5.00%, 2/1/2025	310	366

Series 2019B, COP, 5.00%, 2/1/2026	195	237

Series 2019C, COP, 5.00%, 2/1/2026	320	388

Series 2019B, COP, 5.00%, 2/1/2027	185	230

Series 2019B, COP, 5.00%, 2/1/2028	175	223

Series 2019C, COP, 5.00%, 2/1/2028	350	444

Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Airport Series A, Rev., 5.00%, 1/1/2022	1,000	1,057

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	108

Rev., 4.00%, 12/1/2025	185	202

Rev., 4.00%, 12/1/2026	185	202

Rev., 4.00%, 12/1/2027	195	214

Rev., 4.00%, 12/1/2028	240	265

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,664

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,154

Total Minnesota		7,549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 0.7%

County of Harrison

Series A, GO, 5.00%, 10/1/2027	800	1,028

Series A, GO, 5.00%, 10/1/2028	345	453

Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2031	3,105	4,023

Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,194

State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,767

Total Mississippi		11,465

Missouri — 0.7%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,060

City of St. Peters

COP, 4.00%, 5/1/2026	705	834

COP, 4.00%, 5/1/2027	730	882

COP, 4.00%, 5/1/2028	760	933

COP, 4.00%, 5/1/2029	760	945

COP, 4.00%, 5/1/2030	545	686

COP, 4.00%, 5/1/2031	550	699

County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	375

County of Greene

Rev., 4.00%, 12/1/2028	300	369

Rev., 4.00%, 12/1/2029	200	250

Health and Educational Facilities Authority of the State of Missouri

Rev., 4.00%, 10/1/2020	300	301

Rev., 4.00%, 10/1/2021	300	310

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	228

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	559

St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2021	1,575	1,629

Rev., 5.00%, 7/1/2022	1,000	1,075

Rev., 5.00%, 7/1/2023	1,080	1,200

Total Missouri		12,335

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — 0.2%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	593

Missoula County Elementary School District No. 1 GO, 5.00%, 7/1/2024	520	613

State of Montana, Long-Range Building Program

GO, 5.00%, 8/1/2021	690	721

GO, 5.00%, 8/1/2022	1,000	1,092

Total Montana		3,019

Nebraska — 0.1%

Southeast Community College

COP, 5.00%, 12/15/2021	200	212

COP, 5.00%, 12/15/2026	275	351

COP, 5.00%, 12/15/2027	495	646

COP, 5.00%, 12/15/2028	540	715

Total Nebraska		1,924

New Hampshire — 0.5%

New Hampshire Municipal Bond Bank

Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,513

Series 2020A, Rev., 4.00%, 2/15/2031	1,240	1,538

Series 2020A, Rev., 4.00%, 2/15/2032	1,300	1,602

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,472

Total New Hampshire		9,125

New Jersey — 4.2%

Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 4.00%, 10/15/2030	475	595

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,257

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	957

County of Passaic

GO, 5.00%, 2/1/2021	90	92

Monmouth County Improvement Authority (The) Series 2019B, Rev., GTD, 4.00%, 12/1/2034	790	965

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,731

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,157

New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	3,000	3,005

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2027	175	217

Series 2020A, Rev., 5.00%, 7/1/2028	200	252

Series 2020A, Rev., 5.00%, 7/1/2029	270	347

Series 2020A, Rev., 5.00%, 7/1/2030	415	530

Series 2020A, Rev., 5.00%, 7/1/2032	725	914

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,508

Series A, Rev., 5.00%, 6/15/2029	5,350	6,217

Series A, Rev., 5.00%, 6/15/2031	4,750	5,458

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.86%, 10/1/2020 (b)	10,000	9,981

Passaic Valley Sewerage Commissioners, New Jersey Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,222

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,357

Series J, Rev., AGM, 3.00%, 12/1/2029	6,555	7,413

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,490

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,191

Township of South Brunswick GO, 5.00%, 9/1/2022	425	466

Total New Jersey		72,322

New Mexico — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,299

GO, 5.00%, 8/1/2025	500	612

GO, 5.00%, 8/1/2026	650	817

New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	829

Total New Mexico		3,557

New York — 8.4%

Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,665

Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Rev., 5.00%, 1/1/2021	815	828

Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	569

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York

Series 2012A-1, GO, 5.00%, 8/1/2021 (d)	2,190	2,287

Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,931

County of Orange, Public Improvement

Series B, GO, 5.00%, 3/1/2021	1,510	1,547

GO, 5.00%, 2/1/2023	1,000	1,113

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	462

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	861

GO, 4.00%, 12/1/2029	670	841

GO, 4.00%, 12/1/2030	695	862

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,224

Long Island Power Authority, Electric System

Series 2017, Rev., 5.00%, 9/1/2025	500	614

Series 2017, Rev., 5.00%, 9/1/2027	500	646

Series 2017, Rev., 5.00%, 9/1/2028	750	961

Metropolitan Transportation Authority

Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.75%, 10/1/2020 (b)	4,790	4,698

Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,443

Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,232

Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,525

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	893

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,729

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,724

New York State Dormitory Authority Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,907

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,251

Series 1, Rev., 4.00%, 7/1/2031	4,255	5,290

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,920

New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,161

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	13,925	14,317

New York State Dormitory Authority, State Sales Tax

Series A, Rev., 5.00%, 3/15/2021	2,000	2,052

Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,134

New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,245

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,635

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	329

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	335

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,900

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,292

Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,354

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	474

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,065

Town of East Hampton

GO, 5.00%, 5/15/2021	1,000	1,034

GO, 5.00%, 5/15/2023	1,000	1,131

Town of Oyster Bay

GO, 4.00%, 11/1/2026	800	950

GO, 4.00%, 11/1/2027	675	814

Triborough Bridge and Tunnel Authority

Subseries 2005B-2, Rev., VRDO, LOC:

Citibank NA, 0.02%, 9/1/2020 (c)	19,400	19,400

Series A, Rev., 5.00%, 11/15/2024	3,290	3,658

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,829

Total New York		145,784

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.2%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,508

State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	757

University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 10/1/2020 (b)	5,750	5,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	493

Total North Carolina		21,508

Ohio — 1.4%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	395

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,068

City of Cleveland, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	182

Series 2018A, Rev., 5.00%, 10/1/2027	250	320

Series 2018A, Rev., 5.00%, 10/1/2028	250	323

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	232

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,626

Rev., 5.00%, 8/15/2024	1,655	1,923

Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2028	2,300	2,860

Franklin County Convention Facilities Authority

Rev., 5.00%, 12/1/2025	250	256

Rev., 5.00%, 12/1/2026	625	639

Rev., 5.00%, 12/1/2029	800	801

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 9/10/2020 (b)	4,000	3,992

Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,458

Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,280

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,004

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.45%, 9/1/2020 (c)	2,500	2,500

Total Ohio		24,859

Oklahoma — 1.6%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	470

Rev., 4.00%, 12/1/2029	415	512

Rev., 4.00%, 12/1/2030	435	531

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	422

Rev., 5.00%, 9/1/2026	820	965

Rev., 5.00%, 9/1/2027	1,250	1,497

Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,631

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	815

Rev., 4.00%, 12/1/2027	1,255	1,497

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	486

Rev., 5.00%, 9/1/2029	1,175	1,517

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2029	300	367

Rev., 4.00%, 9/1/2030	430	522

Muskogee Industrial Trust

Rev., 5.00%, 9/1/2024	890	1,035

Rev., 5.00%, 9/1/2025	850	1,016

Rev., 5.00%, 9/1/2026	1,800	2,195

Rev., 5.00%, 9/1/2027	480	599

Rev., 4.00%, 9/1/2028	2,500	2,980

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	547

Rev., 5.00%, 10/1/2023	355	404

Rev., 5.00%, 10/1/2025	1,000	1,219

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,095

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	713

Rev., 4.00%, 9/1/2027	725	849

Rev., 4.00%, 9/1/2028	300	355

Total Oklahoma		27,239

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,121

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,852

Total Oregon		3,019

Pennsylvania — 7.9%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,698

Rev., 5.00%, 12/1/2022	3,000	3,303

Rev., 5.00%, 12/1/2023	4,000	4,577

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,077

Rev., 5.00%, 11/1/2024	1,000	1,097

Charleroi Borough Authority, Water System

Rev., AGM, 4.00%, 12/1/2024	175	199

Rev., AGM, 4.00%, 12/1/2025	150	175

Rev., AGM, 4.00%, 12/1/2026	100	119

Rev., AGM, 4.00%, 12/1/2027	125	151

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	308

Series 2020A, Rev., 5.00%, 9/1/2027	200	253

Series 2020A, Rev., 5.00%, 9/1/2028	175	226

Series 2020A, Rev., 5.00%, 9/1/2029	175	231

City of Philadelphia, Water and Wastewater

Series A, Rev., 5.00%, 7/1/2022	1,510	1,635

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,053

City of Pittsburgh

Series 2020A, GO, 5.00%, 9/1/2027	350	451

Series 2020A, GO, 5.00%, 9/1/2028	385	504

Series 2020A, GO, 4.00%, 9/1/2029	350	426

Series 2020A, GO, 4.00%, 9/1/2030	500	604

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	597

Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,203

County of Chester GO, 4.00%, 7/15/2028	2,500	3,132

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,778

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,809

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,828

Series 2020B, GO, 4.00%, 9/1/2030	1,690	2,000

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	887

Series A, GO, 4.00%, 10/1/2027	1,565	1,843

Series A, GO, 4.00%, 10/1/2028	920	1,079

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,867

Lehigh County Industrial Development Authority, Pollution Control

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,052

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,531

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,164

Panther Valley School District

GO, 2.00%, 10/15/2026	750	778

GO, 2.00%, 10/15/2027	680	701

GO, 2.00%, 10/15/2028	300	307

GO, 2.00%, 10/15/2029	300	306

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	6,016

GO, 5.00%, 10/1/2027	3,585	4,566

GO, 5.00%, 10/1/2028	3,585	4,666

GO, 5.00%, 10/1/2029	3,815	5,068

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,552

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 9/10/2020 (b)	13,000	12,943

Series A, Rev., 5.00%, 12/1/2021	655	691

Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2023	270	307

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, 5.00%, 10/1/2029	425	576

GO, 5.00%, 10/1/2030	250	341

GO, 5.00%, 10/1/2031	325	440

School District of Philadelphia (The) Rev., TRAN, 4.00%, 6/30/2021	15,000	15,457

Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	377

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,676

Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	440

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	803

Rev., 5.00%, 6/1/2028	2,265	2,912

Rev., 5.00%, 6/1/2029	3,115	4,080

Rev., 5.00%, 6/1/2030	1,740	2,319

Rev., 5.00%, 6/1/2031	2,125	2,821

Rev., 5.00%, 6/1/2032	1,105	1,461

State Public School Building Authority, Community College of Philadelphia Project

Rev., 5.00%, 6/15/2021	2,760	2,847

Rev., 5.00%, 6/15/2024	2,625	2,965

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	683

Series 2019B, GO, 4.00%, 10/1/2029	420	497

Total Pennsylvania		136,917

Rhode Island — 0.0% (g)

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	27

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority

Series B, Rev., 4.00%, 11/1/2020	625	629

Series B, Rev., 4.00%, 11/1/2021	500	520

Series B, Rev., 5.00%, 11/1/2022	375	411

South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	502

Total South Dakota		2,062

Tennessee — 0.7%

County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,410

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,494

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,542

Series A, Rev., 4.00%, 5/1/2023	1,400	1,523

Total Tennessee		11,969

Texas — 6.7%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,463

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,185

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	313

Series 2018C, Rev., 5.00%, 8/1/2027	200	258

Series 2018C, Rev., 5.00%, 8/1/2029	325	414

Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	806

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier

Series 2017A, Rev., 5.00%, 1/1/2021	500	505

Series 2017A, Rev., 5.00%, 1/1/2022	750	771

Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	788

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,585

City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	485

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,345

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	713

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	762

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	612

City of Coppell, Combination Limited Tax GO, 4.00%, 2/1/2030 (e)	1,010	1,247

City of Denton GO, 5.00%, 2/15/2023	1,045	1,166

City of El Paso, Refunding and Improvement

GO, 5.00%, 8/15/2021	530	554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

GO, 5.00%, 8/15/2025	4,035	4,947

City of Galveston GO, 4.00%, 5/1/2024	635	716

City of Galveston, Waterworks and Sewer System Rev., 5.00%, 5/1/2021	265	273

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,272

City of Houston, Public Improvement

Series A, GO, 5.00%, 3/1/2021	3,000	3,071

Series A, GO, 5.00%, 3/1/2025	1,195	1,435

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,556

College of the Mainland GO, 4.00%, 8/15/2034	2,860	3,339

Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,112

County of Kaufman

Series 2020A, GO, 5.00%, 2/15/2028	270	351

Series 2020A, GO, 5.00%, 2/15/2029	285	378

GO, 5.00%, 2/15/2030	665	880

Series 2020A, GO, 5.00%, 2/15/2030	300	396

Series 2020A, GO, 5.00%, 2/15/2031	630	827

GO, 5.00%, 2/15/2032	425	554

Series 2020A, GO, 5.00%, 2/15/2032	660	861

Series 2020A, GO, 4.00%, 2/15/2033	345	416

GO, 4.00%, 2/15/2034	465	558

GO, 4.00%, 2/15/2035	300	359

Series 2020A, GO, 4.00%, 2/15/2035	375	448

Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,552

Galveston County, Unlimited Tax Road

Series 2017, GO, 4.00%, 2/1/2024	980	1,099

Series 2017, GO, 4.00%, 2/1/2025	800	924

Georgetown Independent School District Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,600

Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,994

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,226

Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	585

Hereford Independent School District, School Building

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,697

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,766

GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,180

GO, PSF-GTD, 4.00%, 2/15/2031	700	819

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.19%, 9/10/2020 (b)	1,750	1,708

Series 2017A, Rev., 5.00%, 10/15/2022	250	273

Series 2017A, Rev., 5.00%, 10/15/2028	250	302

Series 2017A, Rev., 5.00%, 10/15/2029	500	601

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	315

Klein Independent School District Series B, GO, 5.00%, 8/1/2029	525	636

Lewisville Independent School District, School Building

GO, PSF-GTD, 5.00%, 8/15/2025	750	853

GO, PSF-GTD, 5.00%, 8/15/2026	750	852

GO, PSF-GTD, 5.00%, 8/15/2027	650	737

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022 (d)	60	65

Series B, Rev., 5.00%, 5/15/2023	4,700	5,067

New Braunfels Independent School District GO, PSF-GTD, 4.00%, 2/1/2034	1,000	1,177

North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,875

Pasadena Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,155

Richardson Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,121

S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	709

Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	273

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Series 2017, Rev., 5.00%, 10/1/2021	425	447

Series 2017, Rev., 5.00%, 10/1/2022	400	436

Series 2017, Rev., 5.00%, 10/1/2023	400	454

State of Texas Rev., TRAN, 4.00%, 8/26/2021	12,480	12,945

Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,705	2,017

University of Texas System (The) Series 2020C, Rev., 5.00%, 8/15/2031	5,000	7,011

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Travis County Public Utility Agency

Series 2017, Rev., 5.00%, 8/15/2022	545	595

Series 2017, Rev., 5.00%, 8/15/2023	325	368

Series 2017, Rev., 5.00%, 8/15/2027	350	447

Total Texas		116,602

Utah — 1.2%

Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,077

State of Utah GO, 5.00%, 7/1/2021	4,925	5,123

Utah Infrastructure Agency, Telecommunication Series A, Rev., 5.00%, 10/15/2025	10,380	11,667

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	559

Rev., AGM, 5.00%, 2/1/2025	250	298

Rev., AGM, 5.00%, 2/1/2027	720	907

Rev., AGM, 5.00%, 2/1/2029	1,070	1,334

Total Utah		20,965

Vermont — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	789

Rev., 5.00%, 10/1/2022	855	931

Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	424

Total Vermont		2,144

Virginia — 2.7%

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,365

Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,624

Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,406

Virginia College Building Authority, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	25,629

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,275

Virginia Resources Authority, Infrastructure Series C, Rev., 5.00%, 11/1/2027	1,235	1,575

Total Virginia		46,874

Washington — 1.2%

Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	618

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,035

Total Washington		20,653

West Virginia — 0.2%

West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,994

Wisconsin — 1.5%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	259

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	6,149

Series 1, GO, 5.00%, 11/1/2026	1,135	1,447

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	3,003

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,440

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,661

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	391

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,266

Total Wisconsin		26,616

Total Municipal Bonds (Cost $1,501,888)		1,562,287

Collateralized Mortgage Obligations — 0.0% (g)

FNMA, REMIC Series 2002-36, Class FS, 0.68%, 6/25/2032 (c) (Cost $116)	116	116

	SHARES (000)
Short-Term Investments — 10.8%

Investment Companies — 10.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $186,178)	186,063	186,193

Total Investments — 101.2% (Cost $1,688,182)		1,748,596
Liabilities in Excess of Other Assets — (1.2)%		(20,075)

NET ASSETS — 100.0%		1,728,521

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note

USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.8% (a)

Alabama — 0.4%

The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,300

Alaska — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	625	664

Arizona — 1.6%

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,540

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	248

University of Arizona (The)

Series 2020A, Rev., 5.00%, 8/1/2025	250	301

Series 2020A, Rev., 5.00%, 8/1/2026	700	866

Series 2020A, Rev., 5.00%, 8/1/2027	750	951

Total Arizona		4,906

California — 2.8%

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	491

California Statewide Communities Development Authority, Emanate Health, Tax Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,701

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	679

Series 2020A, Rev., 5.00%, 7/1/2036	500	676

Middle Fork Project Finance Authority Rev., 5.00%, 4/1/2027	3,000	3,520

State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	490	522

Total California		8,589

Colorado — 3.2%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	237

COP, 4.00%, 12/1/2035	225	266

COP, 4.00%, 12/1/2036	350	412

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project

Rev., 4.00%, 9/1/2020	450	450

Rev., 5.00%, 9/1/2022	470	507

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	290	326

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Series 2020B, Rev., 3.75%, 5/1/2050	2,100	2,325

Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.60%, 10/1/2020 (b)	970	956

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023 ‡	5	5

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000	4,041

Total Colorado		9,525

Connecticut — 3.6%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175	178

Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,043

Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,252

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,315	1,469

Series A-1, Rev., 4.00%, 11/15/2045	260	275

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	920	996

Subseries A-1, Rev., 4.00%, 11/15/2047	315	341

Connecticut State Health & Educational Facilities Authority, Yale New Haven Series B, Rev., 1.80%, 7/1/2024 (c)	225	234

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program

Series 2010A, Rev., 5.25%, 11/15/2020	1,560	1,577

Series A, Rev., 5.25%, 11/15/2020	1,500	1,515

Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	295

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,558

Total Connecticut		10,733

Delaware — 0.9%

Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,620

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	145	147

Total Delaware		2,767

District of Columbia — 3.4%

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,777

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Washington Metropolitan Area Transit Authority

Series 2020A, Rev., 5.00%, 7/15/2031	1,500	2,037

Series 2020A, Rev., 5.00%, 7/15/2032	3,885	5,224

Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,212

Total District of Columbia		10,250

Florida — 7.8%

Broward County Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,914

Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	923

City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,954

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	30	30

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,247

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,292

Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (d)	1,100	1,164

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	629

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,671

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,699

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	741

Total Florida		23,264

Georgia — 1.0%

Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (c)	500	606

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,041

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	470	506

Series B, Rev., 4.00%, 12/1/2047	890	964

Total Georgia		3,117

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Guam — 0.3%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	415

Rev., 5.00%, 7/1/2024	300	342

Total Guam		757

Illinois — 3.4%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	87	87

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	103	105

Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	438

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,860	2,076

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	755	812

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	598

Southwestern Illinois Development Authority

Rev., 5.00%, 4/15/2026	250	307

Rev., 5.00%, 4/15/2027	365	460

Rev., 5.00%, 4/15/2028	390	503

Rev., 5.00%, 4/15/2029	290	380

Will County Forest Preserve District

GO, 5.00%, 12/15/2035	1,170	1,499

GO, 5.00%, 12/15/2036	1,460	1,848

GO, 4.00%, 12/15/2037	1,000	1,168

Total Illinois		10,281

Indiana — 3.3%

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,221

Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,367

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,979

Indiana Housing and Community Development Authority Series 2020A, Rev., 3.75%, 1/1/2049	1,000	1,118

Indiana Housing and Community Development Authority, Home First Mortgage

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 9/1/2020	50	51

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	20	20

Indianapolis Local Public Improvement Bond Bank Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,207

Total Indiana		9,963

Iowa — 1.0%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,400	1,499

Iowa Student Loan Liquidity Corp., Student Loan

Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,142

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	363

Total Iowa		3,004

Kentucky — 0.8%

Louisville & Jefferson County Metropolitan Government Series 2020C, Rev., 5.00%, 10/1/2026 (c)	2,000	2,337

Louisiana — 0.3%

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 9/1/2020	8	8

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	867

Total Louisiana		875

Maine — 0.8%

City of Portland Rev., 5.00%, 1/1/2031	370	467

Maine Health and Higher Educational Facilities Authority

Series 2020A, Rev., 4.00%, 7/1/2024	250	281

Series 2020A, Rev., 4.00%, 7/1/2028	860	1,034

Maine State Housing Authority

Series A-1, Rev., AMT, 4.50%, 11/15/2028	80	83

Series B, Rev., AMT, 4.00%, 11/15/2043	75	77

Series A, Rev., 4.00%, 11/15/2045	525	556

Total Maine		2,498

Maryland — 1.1%

County of Baltimore

Series 2019B, Rev., 3.00%, 9/1/2024	320	334

Series 2019B, Rev., 3.00%, 9/1/2025	475	495

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Rev., 4.00%, 1/1/2032	475	537

Rev., 4.00%, 1/1/2033	600	675

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,045	1,137

Total Maryland		3,178

Massachusetts — 6.8%

Massachusetts Bay Transportation Authority, Mass Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,161

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	4,048

Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,580

Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,030

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,211

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	125	131

Series 183, Rev., 3.50%, 12/1/2046	245	258

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,250	1,394

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	4,062

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,772

Total Massachusetts		20,647

Michigan — 0.8%

Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	700

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	760	812

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	570	573

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	381

Total Michigan		2,466

Minnesota — 1.9%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,287

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	100	101

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	90	90

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	18	18

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	200	201

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	40	41

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,061

Rev., 5.25%, 8/1/2025	1,070	1,117

Rev., 5.25%, 8/1/2026	825	862

Minnesota Housing Finance Agency, Residential Housing Finance

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	35	36

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	610	658

Minnesota Office of Higher Education Rev., AMT, 5.00%, 11/1/2027	300	371

State of Minnesota Series A, GO, 5.00%, 10/1/2021 (d)	35	37

Total Minnesota		5,880

Mississippi — 0.5%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,470	1,628

Missouri — 1.5%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,269

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,135	1,198

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,970	2,183

Total Missouri		4,650

Nebraska — 0.7%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,160

Rev., 5.00%, 7/1/2031	720	815

Total Nebraska		1,975

Nevada — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	664

Rev., 5.00%, 9/1/2029	620	747

Total Nevada		1,411

New Hampshire — 1.8%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,218

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,175

Total New Hampshire		5,393

New Jersey — 3.6%

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,465

New Jersey Educational Facilities Authority

Series 2020A, Rev., 5.00%, 7/1/2033	350	435

Series 2020A, Rev., 5.00%, 7/1/2034	280	347

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,074

Series A, Rev., AGM, 5.00%, 7/1/2023	820	911

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,275

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,999

Series A, Rev., 5.00%, 12/1/2024	1,100	1,271

New Jersey Housing and Mortgage Finance Agency Series 2019D, Rev., 1.35%, 6/1/2022 (c)	1,000	1,014

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,035	1,164

Total New Jersey		10,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.4%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,190	1,328

New York — 4.6%

Metropolitan Transportation Authority Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,336

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,072

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,199

New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	35	35

New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	1,015	1,077

Series 195, Rev., 4.00%, 10/1/2046	985	1,051

New York State Dormitory Authority Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,613

New York State Dormitory Authority, Cornell University Series 2020A, Rev., 5.00%, 7/1/2031	1,500	2,118

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,894

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,388

Total New York		13,783

North Carolina — 1.0%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,258

North Carolina Housing Finance Agency Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	670	756

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	103

Series 2020A, Rev., 5.00%, 10/1/2026	500	622

Series 2020A, Rev., 5.00%, 10/1/2027	200	257

Total North Carolina		2,996

North Dakota — 0.9%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	350	376

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — continued

Series D, Rev., 4.00%, 7/1/2046	1,015	1,081

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,090	1,187

Total North Dakota		2,644

Ohio — 4.4%

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,056

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,045

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,872

Ohio Higher Educational Facility Commission

Series 2019C, Rev., 1.63%, 12/1/2026 (c)	500	513

Series 2019B, Rev., 5.00%, 12/1/2031	750	964

Ohio Housing Finance Agency Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	995	1,124

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	755	817

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,562

Series B, Rev., 5.00%, 12/1/2029	1,615	1,988

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	407

Total Ohio		13,348

Oklahoma — 0.1%

Oklahoma Housing Finance Agency Rev., 1.60%, 1/1/2022 (c)	200	202

Oregon — 0.1%

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	265	273

Pennsylvania — 5.5%

Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	760

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2023	500	562

Rev., 4.00%, 12/1/2024	345	399

Rev., 4.00%, 12/1/2025	250	296

Rev., 4.00%, 12/1/2026	250	302

Rev., 5.00%, 12/1/2027	200	261

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	185	237

Rev., 5.00%, 12/1/2037	200	256

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	3,350	4,110

Pennsylvania Higher Educational Facilities Authority Rev., 4.00%, 8/15/2034	175	207

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	1,085	1,145

Series 122, Rev., AMT, 4.00%, 10/1/2046	335	360

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	949

Series 2020E, Rev., 5.00%, 3/1/2030	290	396

Series 2020E, Rev., 5.00%, 3/1/2031	710	962

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,309

Rev., AGM, 5.00%, 12/1/2026	1,550	1,944

Rev., AGM, 5.00%, 12/1/2027	680	860

Total Pennsylvania		16,540

South Carolina — 0.7%

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	275	295

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	680	737

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,214

Total South Carolina		2,246

South Dakota — 1.1%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	1,155	1,231

Series A, Rev., 4.00%, 5/1/2049	1,930	2,138

Total South Dakota		3,369

Tennessee — 0.9%

Shelby County Health Educational and Housing Facilities Board Series 2019A, Rev., 5.75%, 10/1/2049	1,000	956

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	140	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Rev., 3.50%, 1/1/2048	1,380	1,481

Total Tennessee		2,584

Texas — 6.8%

Arlington Higher Education Finance Corp.

Rev., PSF-GTD, 5.00%, 8/15/2023 (e)	150	170

Rev., PSF-GTD, 5.00%, 8/15/2024 (e)	140	165

Rev., PSF-GTD, 5.00%, 8/15/2025 (e)	200	244

Rev., PSF-GTD, 5.00%, 8/15/2026 (e)	220	276

Rev., PSF-GTD, 5.00%, 8/15/2027 (e)	250	321

Rev., PSF-GTD, 5.00%, 8/15/2028 (e)	300	392

Rev., PSF-GTD, 5.00%, 8/15/2029 (e)	500	665

Rev., PSF-GTD, 5.00%, 8/15/2030 (e)	400	542

Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,342

Brazos Higher Education Authority, Inc.

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	402

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	586

Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,146

City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	865

Clear Creek Independent School District Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (c)	500	509

Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,604

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	172

Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,416

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	306

Series 2017A, Rev., 5.00%, 10/15/2027	500	609

Midtown Redevelopment Authority

Rev., 4.00%, 1/1/2031	365	444

Rev., 4.00%, 1/1/2032	500	599

Northside Independent School District GO, PSF-GTD, 1.60%, 8/1/2024 (c)	345	357

Pasadena Independent School District Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (c)	750	781

Pflugerville Independent School District Series A, GO, PSF-GTD, 2.25%, 8/15/2022 (c)	1,200	1,245

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	115	117

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,180	1,322

Texas Water Development Board Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,461

Total Texas		20,595

Utah — 2.7%

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,127

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,005	1,083

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,568

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,302

Total Utah		8,080

Vermont — 2.0%

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	35	35

Series B, Rev., AMT, 3.75%, 11/1/2045	920	963

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,092

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,570

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,466

Total Vermont		6,126

Washington — 4.3%

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,064

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	155

Rev., 5.00%, 1/1/2028	125	159

Rev., 5.00%, 1/1/2029	125	161

Rev., 4.00%, 1/1/2031	330	397

Rev., 4.00%, 1/1/2034	500	589

Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,262

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	862

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	240	251

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,060	2,193

Total Washington		13,093

Wisconsin — 3.0%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (c)	965	966

Wisconsin Health and Educational Facilities Authority

Rev., 4.00%, 2/1/2021	425	429

Rev., 4.00%, 2/1/2022	280	289

Rev., 4.00%, 2/1/2023	280	295

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	290

Rev., 5.00%, 7/1/2025	250	300

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022	520	556

Series 2017A, Rev., 5.00%, 9/1/2023	550	605

Series 2017A, Rev., 5.00%, 9/1/2024	580	656

Series 2017A, Rev., 5.00%, 9/1/2025	235	272

Series 2017A, Rev., 5.00%, 9/1/2026	385	454

Series 2017A, Rev., 5.00%, 9/1/2027	785	944

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	486

Series C, Rev., 5.00%, 2/15/2028	575	692

Series C, Rev., 5.00%, 2/15/2029	375	449

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,452

Total Wisconsin		9,135

Wyoming — 0.3%

Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	765	828

Total Municipal Bonds (Cost $266,408)		280,183

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.1%

Investment Companies — 7.1%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (f) (g) (Cost $21,510)	21,497	21,512

Total Investments — 99.9% (Cost $287,918)		301,695
Other Assets Less Liabilities — 0.1%		414

NET ASSETS — 100.0%		302,109

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 96.5% (a)

Alabama — 1.0%

City of Trussville Series 2018A, GO, 4.00%, 8/1/2032	25	30

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,156

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	625

Series 2019A, Rev., 4.00%, 9/1/2037	800	968

Series 2019A, Rev., 4.00%, 9/1/2038	830	1,001

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	552

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	924

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	176

Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		5,468

Alaska — 0.4%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	620	658

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,689

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Total Alaska		2,418

Arizona — 1.4%

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,145

Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,483

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,263

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,035

City of Chandler Rev., 5.00%, 7/1/2028	25	31

City of Phoenix Civic Improvement Corp. Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187

County of Pinal Rev., 4.00%, 8/1/2036	50	58

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	381

Series 2018A, Rev., 5.00%, 7/1/2033	150	163

Series 2018A, Rev., 5.00%, 7/1/2037	200	214

Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11-Peoria GO, 4.00%, 7/1/2034	10	12

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

Total Arizona		8,032

Arkansas — 0.2%

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	224

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	424

State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	62

University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	127

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	122

Total Arkansas		959

California — 7.2%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	76

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	41

California Educational Facilities Authority Series T-1, Rev., 5.00%, 3/15/2039	350	527

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	559

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	292

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	560

Rev., 5.00%, 10/15/2047	1,000	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

California continued

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (c)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (c)	80	85

Series 2018A, Rev., 5.00%, 8/1/2023 (c)	175	193

Series 2018A, Rev., 5.00%, 8/1/2024 (c)	160	181

Series 2018A, Rev., 5.00%, 8/1/2025 (c)	150	174

Series 2018A, Rev., 5.00%, 8/1/2026 (c)	150	178

Series 2018A, Rev., 5.00%, 8/1/2027 (c)	150	181

Series 2018A, Rev., 5.00%, 8/1/2028 (c)	190	232

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13

California State University

Series 2019A, Rev., 5.00%, 11/1/2036	30	40

Series 2016A, Rev., 5.00%, 11/1/2041	45	55

Series 2017A, Rev., 5.00%, 11/1/2042	30	37

Series 2016A, Rev., 5.00%, 11/1/2045	25	30

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,567

City of Los Angeles Department of Airports Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	193

City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,367

City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021 (d)	100	100

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	677

GO, 3.00%, 8/1/2031	30	33

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,924

East Bay Municipal Utility District, Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	619

Eastern Municipal Water District Financing Authority

Series 2020A, Rev., 4.00%, 7/1/2037	450	559

Series 2020A, Rev., 5.00%, 7/1/2037	2,405	3,233

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,237

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2036	1,500	2,028

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	885

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,629

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,109

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	68

Los Angeles County Metropolitan Transportation Authority, Green Bond Series 2020A, Rev., 5.00%, 6/1/2030	20	27

Los Angeles Department of Water and Power, Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	46

Series 2014D, Rev., 5.00%, 7/1/2044	60	69

Los Angeles Unified School District Series 2018B-1, GO, 5.00%, 7/1/2037	30	38

Millbrae Redevelopment Agency Successor Agency 4.00%, 8/1/2035	150	164

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	46

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,693

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	32

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	808

Riverside County Transportation Commission Series 2017A, Rev., 5.00%, 6/1/2039	150	187

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,672

San Diego Unified School District Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	462

San Lorenzo Valley Unified School District

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,159

Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,106

Santa Clara Valley Transportation Authority Series 2018A, Rev., 5.00%, 6/1/2024	30	35

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,135

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

Total California		40,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Colorado — 3.0%

Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,112

Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,200

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,752

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Series 2020A, Rev., 4.00%, 9/1/2050	675	735

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,188

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,741

Series A, Rev., 5.25%, 12/1/2045	1,000	1,069

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,280

Raindance Metropolitan District No. 1 Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,004

State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	26

State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021 (d)	2,000	2,051

Vauxmont Metropolitan District

GO, AGM, 5.00%, 12/15/2024	265	310

GO, AGM, 5.00%, 12/15/2025	250	300

Total Colorado		16,768

Connecticut — 0.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	240	246

Series A-1, Rev., 4.00%, 11/15/2045	85	90

Subseries A-1, Rev., 4.00%, 11/15/2047	305	330

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2034	725	790

Series K-1, Rev., 5.00%, 7/1/2036	450	488

Series K-1, Rev., 5.00%, 7/1/2039	490	527

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,126

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., AMT, 5.00%, 11/15/2020	300	302

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	31

Series 2012G, GO, 4.00%, 10/15/2027	45	48

Series A, GO, 5.00%, 4/15/2029	150	187

State of Connecticut Special Tax Series 2014B, Rev., 5.00%, 9/1/2020	20	20

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	31

Series 2018B, Rev., 5.00%, 10/1/2033	55	69

Town of New Canaan

GO, 4.00%, 10/1/2036	240	289

GO, 4.00%, 10/1/2037	370	445

GO, 4.00%, 10/1/2039	100	119

Town of Stonington Series 2012A, GO, 4.00%, 9/1/2020	15	15

Town of Wallingford GO, 4.00%, 3/15/2021	20	20

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	18

Total Connecticut		5,191

Delaware — 2.2%

County of New Castle GO, 5.00%, 4/1/2027	25	32

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,140

Delaware Economic Development Authority, Newark Charter School, Inc. Project

Series A, Rev., 5.00%, 9/1/2036	500	566

Series A, Rev., 5.00%, 9/1/2046	500	555

Delaware State Economic Development Authority

Rev., 4.00%, 7/1/2041	5,000	5,850

Rev., 5.00%, 9/1/2050	1,500	1,756

Delaware State Health Facilities Authority Series 2017A, Rev., 4.00%, 7/1/2033	25	28

Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,415

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	245	249

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	783

Total Delaware		12,374

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

District of Columbia — 1.8%

District of Columbia

Series A, Rev., 6.00%, 7/1/2023 (d)	1,000	1,160

Series 2017B, Rev., 5.00%, 7/1/2037	25	29

Rev., 4.00%, 7/1/2039	600	651

Rev., 4.00%, 7/1/2044	1,240	1,329

District of Columbia, Kipp DC Project Series 2017B, Rev., 5.00%, 7/1/2027	30	36

District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024 (d)	25	29

Metropolitan Washington Airports Authority, Airport System

Series A, Rev., AMT, 5.00%, 10/1/2030	50	60

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	507

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,078

Total District of Columbia		9,879

Florida — 2.9%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	24

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	19

City of Miami Beach Rev., 4.00%, 9/1/2045	25	27

City of Palm Coast Rev., 5.00%, 10/1/2020	25	25

City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	32

City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	22

City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	11

City of Tampa Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,241

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,415

County of Miami-Dade

Series A, GO, 5.00%, 7/1/2036	1,545	2,003

Series 2016, Rev., 4.00%, 10/1/2040	105	113

County of Sarasota Series 2019A, Rev., 5.00%, 10/1/2038	25	32

County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	72

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Florida Atlantic University Finance Corp.

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	146

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	731

Rev., AGM, 4.00%, 10/1/2035	1,000	1,210

Rev., AGM, 4.00%, 10/1/2036	370	445

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	10	10

Florida State University Housing Facility Series 2015A, Rev., 4.00%, 5/1/2034	30	34

Florida’s Turnpike Enterprise, Department of Transportation Series 2018A, Rev., 5.00%, 7/1/2033	55	70

Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,835

JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020 (d)	20	20

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	125

Series A, COP, 5.00%, 6/1/2034	40	49

Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	44

Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	235

School Board of Miami-Dade County (The) Series 2006D, COP, AMBAC, 5.00%, 10/1/2020	20	20

South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	11

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical

Series 2020A, Rev., 4.00%, 10/15/2037	725	834

Series 2020A, Rev., 4.00%, 10/15/2038	750	860

Series 2020A, Rev., 4.00%, 10/15/2039	350	400

Total Florida		16,191

Georgia — 4.9%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,670

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,450	2,797

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,123

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Georgia — continued

Development Authority for Fulton County, Wellstar Health System, Inc. Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,372

Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,275

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., AMT, 5.00%, 6/1/2029	5	5

Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	115	120

Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2038	1,000	1,126

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,487

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,764

Metropolitan Atlanta Rapid Transit Authority Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	147

Private Colleges and Universities Authority Series 2020B, Rev., 4.00%, 9/1/2041	750	904

Total Georgia		27,790

Hawaii — 0.4%

City and County of Honolulu

Series A, GO, 5.00%, 10/1/2037	1,970	2,344

Series 2019B, Rev., 5.00%, 7/1/2040	35	45

Total Hawaii		2,389

Idaho — 0.0% (e)

Idaho Health Facilities Authority Series 2016ID, Rev., 5.00%, 12/1/2045	75	88

University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	30

Total Idaho		118

Illinois — 5.2%

Chicago O’Hare International Airport, Third Lien

Series 2011A, Rev., 5.75%, 1/1/2021 (d)	1,260	1,283

Series 2011A, Rev., 5.75%, 1/1/2039	240	244

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	113

Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	314

County of Cook GO, 5.00%, 11/15/2034	700	824

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,355

DuPage and Cook Counties Township High School District No. 86 Hinsdale GO, 4.00%, 1/15/2039	800	930

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27

Illinois Finance Authority

Series 2016C, Rev., 4.00%, 2/15/2027 (d)	20	24

Series 2016A, Rev., 5.00%, 11/1/2031	10	11

Rev., 5.00%, 7/1/2040	105	135

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,032

Illinois Finance Authority, Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	367

Series 2017C, Rev., 5.00%, 3/1/2034	205	245

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,947

Series 2019A, Rev., 4.00%, 1/1/2044	65	73

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	695

GO, AGM, 4.00%, 2/1/2035	500	558

Metropolitan Pier and Exposition Authority, MC Cormik Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	2,546

Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	207

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,102

Series C, Rev., 5.25%, 1/1/2043	1,500	1,757

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	52

Series 2016C, Rev., 5.00%, 6/15/2022	25	27

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	224

Series D, GO, 5.00%, 11/1/2024	325	354

Series 2012, GO, 4.00%, 8/1/2025	25	26

Series 2012, GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	26

GO, 5.00%, 5/1/2027	175	189

GO, 5.00%, 6/1/2027	25	28

Series 2009A, GO, 4.00%, 9/1/2027	115	115

Series 2016, GO, 5.00%, 11/1/2028	20	22

Series 2012A, GO, 4.00%, 1/1/2029	45	46

GO, 5.50%, 1/1/2030	20	24

GO, 4.13%, 11/1/2031	20	21

Series 2016, GO, 4.00%, 6/1/2033	15	15

Series 2016, GO, 4.00%, 6/1/2036	25	26

GO, 4.00%, 6/1/2037	45	46

GO, 5.50%, 7/1/2038	3,000	3,169

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Illinois — continued

State of Illinois, Sales Tax Series D, Rev., 5.00%, 6/15/2027	15	18

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	147

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,237

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	102

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	10	10

GO, AGM, 4.00%, 1/1/2023	10	11

GO, AGM, 4.00%, 1/1/2024	75	83

GO, AGM, 4.00%, 1/1/2025	40	45

GO, AGM, 4.00%, 1/1/2026	65	75

GO, AGM, 4.00%, 1/1/2027	85	100

GO, AGM, 4.00%, 1/1/2028	65	77

GO, AGM, 4.00%, 1/1/2029	95	114

Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	245

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		29,525

Indiana — 1.6%

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	212

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	250

Greenfield Middle School Building Corp.

Rev., 4.00%, 7/15/2031	240	279

Rev., 4.00%, 7/15/2032	350	404

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11

Indiana Finance Authority Rev., 4.00%, 2/1/2040	25	27

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc. Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	184

Series 2020A, Rev., 5.00%, 7/1/2055	460	489

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	19

Series A, Rev., 4.00%, 11/1/2043	1,125	1,244

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	56

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022 (d)	4,000	4,269

Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		8,875

Iowa — 0.1%

Iowa Finance Authority Rev., 5.00%, 8/1/2034	15	19

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	405	431

Total Iowa		450

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	54

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,807

Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	33

Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	10	10

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		1,906

Louisiana — 0.9%

City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	12

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	124

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,173

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,587

Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,077

Total Louisiana		5,059

Maine — 0.5%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,272

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	104

Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	315	334

Total Maine		2,710

Maryland — 2.5%

Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,657

City of Baltimore Series 2019A, Rev., 4.00%, 7/1/2044	50	59

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	324

Maryland Health and Higher Educational Facilities Authority Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,829

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	123

Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	13

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	195	206

Total Maryland		14,211

Massachusetts — 2.9%

City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	118

Commonwealth of Massachusetts Series E, GO, 5.00%, 9/1/2020	25	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,750

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,218

Massachusetts Development Finance Agency

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,147

Series 2020U, Rev., 5.00%, 7/1/2039	665	1,021

Series 2020U, Rev., 5.00%, 7/1/2040	535	830

Series 2017T, Rev., 4.00%, 7/1/2042	35	40

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	953

Rev., 5.00%, 1/1/2037	315	363

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,024

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	410	434

Series 167, Rev., 4.00%, 12/1/2043	260	270

Series 169, Rev., 4.00%, 12/1/2044	485	507

Town of Bellingham GO, 4.00%, 6/15/2032	10	12

University of Massachusetts Building Authority

Series 1, Rev., 5.00%, 11/1/2020	10	10

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,623

Series 2017-1, Rev., 5.25%, 11/1/2042	50	62

Total Massachusetts		16,407

Michigan — 1.4%

Berkley School District GO, Q-SBLF, 4.00%, 5/1/2040	30	32

City of Grand Rapids Rev., 5.00%, 1/1/2045	600	766

Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,251

Michigan Finance Authority Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,178

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,732

Michigan State Building Authority Series 2016 I, Rev., 4.00%, 10/15/2036	50	56

Michigan State Building Authority, Facilities Program Series 2015I, Rev., 4.00%, 4/15/2040	120	132

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	105	111

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	785

Niles Community Schools GO, Q-SBLF, 4.00%, 5/1/2041	25	27

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,580

University of Michigan Rev., 4.00%, 4/1/2034	50	58

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

West Ottawa Public Schools Series 2014-1, GO, 4.00%, 5/1/2039	25	27

Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		7,779

Minnesota — 2.5%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	136

Series 2017B, GO, Zero Coupon, 2/1/2027	400	349

Series 2017B, GO, Zero Coupon, 2/1/2028	225	189

Series 2017B, GO, Zero Coupon, 2/1/2030	880	676

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	30

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,352

City of Rochester Series 2016B, Rev., 5.00%, 11/15/2036	30	44

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	20	20

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	150	153

Series 2019B, COP, 5.00%, 2/1/2022	160	169

East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	18

Greenway Independent School District No. 316

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,153

Series 2019F, GO, Zero Coupon, 2/1/2030	700	592

Series 2019F, GO, Zero Coupon, 2/1/2031	545	445

Lakeville Independent School District No. 194, Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A, Rev., GNMA COLL, 4.50%, 9/1/2020	5	5

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	5	5

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	55	55

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,166

Rev., 4.00%, 3/1/2033	500	581

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program

Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	10	10

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	20	21

Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	20	20

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	190	201

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	35	36

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	520	554

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	315	340

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,879

Total Minnesota		14,231

Mississippi — 0.7%

Lowndes County School District GO, 4.00%, 9/1/2020	10	10

Mississippi Development Bank

Rev., 4.00%, 4/1/2033	20	24

Rev., 4.00%, 3/1/2050	2,335	2,615

Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,170

Total Mississippi		3,819

Missouri — 1.0%

City of Sedalia COP, 4.00%, 7/15/2035	205	230

Health and Educational Facilities Authority of the State of Missouri Rev., 4.00%, 10/1/2036	100	116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,092

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,083

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,402

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	13

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	340	359

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	425	456

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 11/1/2020 (d)	5	5

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (d)	30	31

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	36

St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,834

Montana — 0.3%

Montana Board of Housing, Single Family Homeownership

Series B2, Rev., AMT, 5.00%, 12/1/2027	125	129

Series A-2, Rev., AMT, 4.00%, 12/1/2038	85	89

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,396

Total Montana		1,614

Nebraska — 0.9%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,339

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,047

Douglas County Hospital Authority No. 2

Series 2020A, Rev., 4.00%, 11/15/2040	575	668

Series 2020A, Rev., 4.00%, 11/15/2041	300	347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12

Douglas County Hospital Authority No. 3 Rev., 5.00%, 11/1/2020	25	25

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	119

Series A, Rev., 5.00%, 1/1/2034	185	223

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,810

Nevada — 0.5%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	408

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,649

Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,075

New Hampshire — 0.0% (e)

New Hampshire Housing Finance Authority, Single Family Mortgage

Series C, Rev., AMT, 4.00%, 1/1/2028	5	5

Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

Total New Hampshire		10

New Jersey — 4.1%

County of Middlesex COP, 4.00%, 6/15/2022	110	117

Monmouth County Improvement Authority Rev., GTD, 5.00%, 12/1/2020	60	61

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	280

New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	163

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,187

New Jersey Educational Facilities Authority Series 2016B, Rev., 5.00%, 9/1/2036	105	118

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	825	928

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

New Jersey — continued

New Jersey Transportation Trust Fund Authority Series BB, Rev., 4.00%, 6/15/2038	1,500	1,607

New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,954

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,144

Series A, Rev., 5.00%, 6/15/2031	3,000	3,448

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,132

Series A, Rev., 5.00%, 6/1/2046	1,000	1,166

Series A, Rev., 5.25%, 6/1/2046	1,500	1,775

Total New Jersey		23,080

New Mexico — 0.1%

New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	100

New Mexico Mortgage Finance Authority, Single Family Mortgage Program

Series 2012, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	60	61

Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	480	526

Total New Mexico		687

New York — 9.5%

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	272

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (d)	70	77

Series 2012A, Rev., 5.00%, 11/15/2026	25	27

Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30

Series D, Rev., 5.00%, 11/15/2031	400	437

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	113

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (c)	540	618

Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	69

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020BB1, Rev., 5.00%, 6/15/2049	10,000	12,738

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	128

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64

Series C-3, Rev., 5.00%, 5/1/2039	25	31

Series 2017F-1, Rev., 4.00%, 5/1/2044	375	416

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	171

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,159

New York City Water and Sewer System

Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	39

Series 2012EE, Rev., 4.00%, 6/15/2039	35	37

Series 2020AA, Rev., 5.00%, 6/15/2040	55	71

New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	305	323

New York State Dormitory Authority

Series 2015B, Rev., 5.00%, 7/1/2026	15	18

Series 2018A, Rev., 5.00%, 10/1/2031	50	60

Series 2016A, Rev., 5.00%, 10/1/2032	35	42

Series 2017A, Rev., 5.00%, 3/15/2036	100	122

Series 2019D, Rev., 5.00%, 7/1/2036	640	967

Series 2018A, Rev., 5.00%, 3/15/2037	40	50

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,544

Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,304

New York State Environmental Facilities Corp. Series B, Rev., 5.50%, 10/15/2020 (d)	30	30

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,186

New York State Urban Development Corp.

Series 2019A, Rev., 5.00%, 3/15/2039	25	31

Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,519

New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,292

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,515

Rev., AMT, 5.00%, 1/1/2036	1,125	1,213

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

New York — continued

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	58

Series 93, Rev., 6.13%, 6/1/2094	7,470	8,583

Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26

Tompkins County Development Corp., Ithaca College Rev., 5.00%, 7/1/2032	80	97

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	242

GO, AGM, 4.00%, 11/15/2041	205	225

GO, AGM, 4.00%, 11/15/2042	315	345

GO, AGM, 4.00%, 11/15/2043	325	356

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	102

Series 2018C, Rev., 5.00%, 11/15/2038	35	44

Series 2018A, Rev., 5.00%, 11/15/2045	105	128

Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,804

Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	53

Westchester Tobacco Asset Securitization Series 2016B, Rev., 5.00%, 6/1/2025	130	152

Total New York		53,971

North Carolina — 2.8%

City of Charlotte Rev., 5.00%, 7/1/2029	10	12

City of Greensborough, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	13

City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

County of Burke

Series 2017, Rev., 5.00%, 4/1/2025	15	18

Series 2018, Rev., 5.00%, 4/1/2031	25	31

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	1,060	1,211

Rev., 5.00%, 6/1/2028	805	915

Rev., 5.00%, 6/1/2029	350	396

Rev., 5.00%, 6/1/2030	400	449

North Carolina Housing Finance Agency, Homeownership

Series 2, Rev., 4.25%, 1/1/2028	5	5

Series 1, Rev., AMT, 4.50%, 7/1/2028	10	10

Series A, Rev., AMT, 3.50%, 7/1/2039	220	232

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

North Carolina Turnpike Authority Rev., 5.00%, 7/1/2021	35	36

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,107

State of North Carolina Rev., GAN, 5.00%, 3/1/2033	7,735	10,040

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

Total North Carolina		15,532

North Dakota — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series B, Rev., 4.50%, 1/1/2028	60	61

Series 2011D, Rev., 4.25%, 7/1/2028	25	25

Series A, Rev., 4.00%, 7/1/2034	195	205

Series 2016D, Rev., 3.50%, 7/1/2046	360	387

Total North Dakota		678

Ohio — 2.1%

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (b)	100	101

Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	536

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,545

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,071

County of Warren Series 2016A, Rev., 5.00%, 7/1/2032	35	40

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,075

County of Warren, Otterbein Homes Series A, Rev., 5.00%, 7/1/2031	115	132

Delaware City School District GO, 4.00%, 12/1/2039	160	190

Greenville City School District, School Improvement GO, 5.25%, 1/1/2022 (d)	2,000	2,133

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	31

Ohio Higher Educational Facility Commission Series 2012A, Rev., 5.00%, 12/1/2020	10	10

Ohio Housing Finance Agency, Single Family Mortgage

Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	10	10

Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	40	41

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Ohio — continued

State of Ohio Series A, GO, 5.00%, 5/1/2033	1,500	1,877

State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	120

Streetsboro City School District Series A, GO, 4.00%, 12/1/2020 (d)	5	5

University of Cincinnati Series 2017A, Rev., 5.00%, 6/1/2045	25	30

Total Ohio		11,959

Oklahoma — 0.8%

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

Oklahoma Development Finance Authority Rev., AMT, 1.63%, 7/6/2023	2,000	1,994

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	775

Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program

Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	20	21

Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	10	10

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,977

Total Oklahoma		4,788

Oregon — 0.7%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	377

City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2035	2,635	3,486

City of Sheridan GO, 4.00%, 12/1/2027	10	12

State of Oregon, Department of Transportation Series 2019A, Rev., 5.00%, 11/15/2042	35	45

State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	34

Total Oregon		3,960

Pennsylvania — 9.7%

Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,215

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	55

Rev., 5.00%, 11/1/2037	430	469

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,264

Central Dauphin School District GO, 4.00%, 2/1/2030	25	29

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,835

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,360

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,282

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,351

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	788

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,304

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,864

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	41

Rev., 5.00%, 11/1/2036	510	587

Rev., 5.00%, 11/1/2037	250	287

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	384

Montgomery County Higher Education and Health Authority, Arcadia University Rev., 4.00%, 9/1/2036	1,655	1,860

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,116

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,082

Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group

Rev., 5.00%, 5/15/2022 (d)	510	551

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,091

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 5.00%, 12/1/2044	350	387

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Pennsylvania — continued

Series 2019, Rev., 5.00%, 12/1/2049	500	552

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	106

Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (b)	2,950	3,040

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Series 118A, Rev., AMT, 3.50%, 4/1/2040	530	548

Series 122, Rev., AMT, 4.00%, 10/1/2046	335	360

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	364

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,385

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,442

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	29

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

Township of Tredyffrin GO, 2.00%, 11/15/2020	25	25

Township of West Bradford

GO, 4.00%, 12/15/2040	600	700

GO, 4.00%, 12/15/2045	1,100	1,271

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	302

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	445	440

Rev., 4.00%, 12/15/2028	1,000	1,020

Rev., 5.00%, 12/15/2038	750	776

West Mifflin School District GO, 3.00%, 4/1/2038	1,400	1,524

Total Pennsylvania		55,169

Rhode Island — 0.1%

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	260

Rhode Island Health and Educational Building Corp., Public Schools Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		292

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 1.1%

City of Greenwood, Combined Public Utility

Rev., 5.00%, 12/1/2023	220	252

Rev., 5.00%, 12/1/2026	340	426

Rev., 5.00%, 12/1/2028	250	328

Rev., 5.00%, 12/1/2030	675	895

City of North Charleston 4.00%, 10/1/2040	90	104

Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	13

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	265	284

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,177

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,484

Total South Carolina		5,963

South Dakota — 0.6%

Rapid City Area School District No. 51-4/SD, Go Limited Tax Capital Outlay Refunding Certificate

GO, 4.00%, 8/1/2029	1,165	1,372

GO, 4.00%, 8/1/2030	610	715

GO, 4.00%, 8/1/2031	420	489

South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	75

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	150	154

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	30	31

Series 2015D, Rev., 4.00%, 11/1/2045	350	373

South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	25	25

Total South Dakota		3,234

Tennessee — 5.9%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	222

Series 2018B, GO, 5.00%, 6/1/2027	245	314

Series 2018B, GO, 5.00%, 6/1/2028	260	341

Series 2018B, GO, 5.00%, 6/1/2030	285	369

Series 2018B, GO, 4.00%, 6/1/2031	300	362

Series 2018B, GO, 4.00%, 6/1/2032	310	371

Series 2018B, GO, 4.00%, 6/1/2038	395	460

Series 2018B, GO, 4.00%, 6/1/2039	410	476

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Tennessee — continued

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	792

GO, 4.00%, 6/1/2038	720	819

GO, 4.00%, 6/1/2039	750	847

County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,684

County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	33

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,841

GO, 4.00%, 4/1/2034	1,485	1,827

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,843

Series 2017A, GO, 4.00%, 4/1/2039	25	28

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,437

Jackson Energy Authority Rev., 5.00%, 12/1/2020	10	10

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	936

Rev., 4.00%, 11/15/2043	105	118

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Series A, Rev., 5.00%, 7/1/2035	100	117

Metropolitan Nashville Airport Authority (The)

Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,235

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,225

Metropolitan Nashville Airport Authority (The), Airport Improvement Series 2015A, Rev., 5.00%, 7/1/2035	20	23

Shelby County Health Educational and Housing Facilities Board Series 2019A, Rev., 5.75%, 10/1/2054	1,000	947

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,572

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 1/1/2021 (d)	60	61

Series 1A, Rev., AMT, 4.50%, 1/1/2038	40	41

Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2040	35	42

Total Tennessee		33,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 5.8%

Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	13

Carrollton-Farmers Branch Independent School District Series B, GO, 4.00%, 2/15/2021	25	25

City of Abilene GO, 5.00%, 2/15/2024	10	12

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,651

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

City of El Paso

GO, 4.00%, 8/15/2040	475	526

GO, 4.00%, 8/15/2042	25	28

City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	13

City of Houston Rev., AMT, 5.00%, 7/1/2029	2,500	2,588

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2028	35	37

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,807

City of Laredo

GO, 5.00%, 2/15/2027	30	36

GO, 5.00%, 2/15/2032	40	50

City of Lucas GO, 5.00%, 2/1/2028	170	222

City of Mission GO, AGM, 5.00%, 2/15/2031	575	725

City of Pearland GO, 4.00%, 3/1/2032	35	42

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	56

Rev., 5.00%, 2/1/2031	230	285

Rev., 5.00%, 2/1/2032	35	43

City of San Marcos GO, 5.00%, 8/15/2031	25	32

City of Temple Series 2016A, GO, 5.00%, 8/1/2031	50	60

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	55

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	540

Series B, Rev., 5.00%, 8/15/2024	345	395

Series 2016B, Rev., 5.00%, 8/15/2025	460	541

Rev., 6.00%, 8/15/2033	1,250	1,401

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Texas — continued

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	479

Rev., PSF-GTD, 4.00%, 4/1/2036	500	596

County of Galveston GO, 4.00%, 2/1/2039	10	12

County of Hidalgo

Series 2016, GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	99

Series 2018B, GO, 4.00%, 8/15/2038	40	46

County of Victoria GO, 4.00%, 2/15/2030	15	18

Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11

Dallas/Fort Worth International Airport

Series 2012B, Rev., 5.00%, 11/1/2020	445	449

Series 2013B, Rev., 5.00%, 11/1/2044	25	27

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	561

Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	38

Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11

Harris Montgomery Counties Municipal Utility District No. 386

GO, 2.00%, 9/1/2020	10	10

GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	35

Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	44

Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	31

Metropolitan Transit Authority of Harris County, Sales & Use Tax Series 2011A, Rev., 5.00%, 11/1/2020	10	10

Metropolitan Transit Authority of Harris County, Vanderbilt University Medical Center Rev., 5.00%, 11/1/2024 (d)	15	18

Midlothian Independent School District Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	13

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	225

North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (d)	2,000	2,115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	37

Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	20

Permanent University Fund, A&M University System Series A, Rev., 5.00%, 7/1/2031	210	250

Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	40	50

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	25

Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	198

San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	70

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	56

Southwest Higher Education Authority, Inc. Rev., 5.00%, 10/1/2020	30	30

Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	46

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,523

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,000

Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	85	86

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,809

Texas Water Development Board

Series 2019A, Rev., 4.00%, 10/15/2037	500	608

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,498

Texas Water Development Board, Water Implementation Series B, Rev., 5.00%, 4/15/2026	25	31

Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	12

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,186

Total Texas		32,712

Utah — 0.2%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	558

City of Provo GO, 5.00%, 1/1/2032	10	13

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Utah — continued

City of South Jordan Rev., 5.00%, 8/15/2038	25	32

Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	309

Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	28

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	75

Total Utah		1,015

Vermont — 1.0%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	589

Series 2019A, GO, 4.00%, 11/1/2039	435	510

Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	30	31

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	120	120

Series A, Rev., AMT, 4.00%, 11/1/2046	220	236

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	769

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	835	887

Series A, Rev., AMT, 3.75%, 6/15/2030	1,170	1,234

Series A, Rev., AMT, 4.00%, 6/15/2031	415	442

Series A, Rev., AMT, 4.00%, 6/15/2032	165	175

Series A, Rev., AMT, 4.00%, 6/15/2033	210	222

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	165	174

Total Vermont		5,426

Virginia — 1.1%

Capital Region Airport Commission (Richmond International Airport)

Series 2016A, Rev., 4.00%, 7/1/2035	350	388

Series 2016A, Rev., 4.00%, 7/1/2036	320	354

City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2020 (d)	5	5

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,946

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Virginia College Building Authority, Virginia Educational Facilities Revenue 21st Century College and Equipment Project Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Resources Authority, Infrastructure Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Virginia Resources Authority, Infrastructure and State Moral Obligation

Series B, Rev., 5.00%, 11/1/2021 (d)	130	137

Series 2011B, Rev., 5.00%, 11/1/2023	25	26

Series B, Rev., 5.00%, 11/1/2026	15	16

Total Virginia		5,929

Washington — 1.1%

Chelan County Public Utility District No. 1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	364

City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25	33

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	43

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

Energy Northwest, Project 3 Electric System Series C, Rev., 5.00%, 7/1/2023	25	28

King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19

Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6

Pierce County School District No. 416 White River GO, 4.00%, 12/1/2030	10	12

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,261

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,844

Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	130	131

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	235	246

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	1,365	1,422

Total Washington		6,422

West Virginia — 0.2%

West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 1.9%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	982

Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280	336

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (c)	690	727

Wisconsin Health and Educational Facilities Authority Series 2018A, Rev., 5.00%, 8/15/2033	55	68

Rev., 4.00%, 12/15/2039	500	537

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,313

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	174

Series A, Rev., 5.00%, 7/1/2044	210	241

Series A, Rev., 5.00%, 7/1/2049	750	856

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665	678

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	760	828

Total Wisconsin		10,756

Total Municipal Bonds (Cost $507,902)		544,544

	SHARES (000)
Short-Term Investments — 2.7%

Investment Companies — 2.7%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (f) (g) (Cost $15,276)	15,271	15,282

Total Investments — 99.2% (Cost $523,178)		559,826
Other Assets Less Liabilities — 0.8%		4,572

NET ASSETS — 100.0%		564,398

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(48)	12/2020	USD	(6,680)	(4)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.0% (a)

Alabama — 1.0%

Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	20

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	139

Rev., 5.00%, 7/1/2024	150	173

Rev., 5.00%, 7/1/2025	250	298

Rev., 5.00%, 7/1/2026	225	274

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 9/10/2020 (b)	30,000	29,824

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,715

City of Centre

GO, 3.00%, 9/1/2021	100	103

GO, 3.00%, 9/1/2022	110	115

GO, 4.00%, 9/1/2023	215	237

City of Hamilton

GO, 3.00%, 8/1/2021	365	374

GO, 2.00%, 8/1/2022	370	382

GO, 5.00%, 8/1/2023	240	271

City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,759

Prattville Industrial Development Board

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	470

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	448

Selma Industrial Development Board, International Paper Company Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,718

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,385

University of West Alabama

Rev., AGM, 4.00%, 1/1/2022	150	155

Rev., AGM, 4.00%, 1/1/2023	120	127

Rev., AGM, 4.00%, 1/1/2024	125	135

Rev., AGM, 4.00%, 1/1/2025	150	167

Total Alabama		54,289

Alaska — 0.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2020	200	202

Series 2019 1, Rev., 5.00%, 5/1/2021	215	221

Series 1, Rev., 5.00%, 12/1/2021	450	475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued

Series 2019 1, Rev., 5.00%, 5/1/2022	200	215

Series 1, Rev., 5.00%, 12/1/2022	500	549

Series 1, Rev., 5.00%, 12/1/2023	960	1,096

Series 1, Rev., 5.00%, 12/1/2024	870	1,027

Series 1, Rev., 5.00%, 12/1/2025	750	907

Series 1, Rev., 5.00%, 12/1/2026	675	833

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (c)	10,580	10,580

Series 1993-B, Rev., VRDO, 0.03%, 9/1/2020 (c)	6,840	6,840

State of Alaska Series 2020A, GO, 5.00%, 8/1/2026	3,585	4,511

Total Alaska		27,456

Arizona — 0.3%

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	160

Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (d)	540	542

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	409

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	148

Series 2018A, Rev., 5.00%, 7/1/2024	200	215

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center

Rev., 5.00%, 8/1/2021	225	234

Rev., 5.00%, 8/1/2022	380	411

Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 5.00%, 8/1/2023	325	365

Maricopa County School District No. 24-Gila Bend, School Improvement

Series 2019, GO, AGM, 3.00%, 7/1/2021	575	589

Series 2019, GO, AGM, 4.00%, 7/1/2022	300	321

Series 2019, GO, AGM, 5.00%, 7/1/2023	700	790

Maricopa County School District No. 66, Roosevelt Elementary GO, 5.00%, 7/1/2021	1,520	1,579

Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,194

Maricopa County Unified School District No. 95 Queen Creek GO, 3.00%, 7/1/2024	525	576

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Series 2015-XF2192, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/10/2020 (c) (e)	7,845	7,845

Total Arizona		15,378

Arkansas — 0.1%

Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	507

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	326

Rev., 5.00%, 11/1/2022	410	452

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	349

City of Centerton Rev., 3.00%, 12/1/2021	125	129

City of Heber Springs, Greenstar

Rev., 3.00%, 11/1/2021	50	52

Rev., 3.00%, 11/1/2023	100	106

County of Sharp

Rev., 5.00%, 3/1/2021	270	276

Rev., 5.00%, 3/1/2022	495	530

Rev., 5.00%, 3/1/2023	540	598

University of Central Arkansas

Series 2020A, Rev., 5.00%, 11/1/2021	150	158

Series 2020A, Rev., 5.00%, 11/1/2022	200	219

Series 2020A, Rev., 5.00%, 11/1/2023	205	232

Series 2020A, Rev., 5.00%, 11/1/2024	160	187

Series 2020A, Rev., 5.00%, 11/1/2025	230	277

Series 2020A, Rev., 5.00%, 11/1/2026	220	270

Series 2020A, Rev., 5.00%, 11/1/2027	200	250

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	77

Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	145

Total Arkansas		5,229

California — 2.6%

Bay Area Toll Authority Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/10/2020 (c)	1,200	1,200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Educational Facilities Authority, Art Center College of Design Series 2018A, Rev., 5.00%, 12/1/2020	180	181

California Educational Facilities Authority, Institute of Technology Rev., VRDO, 0.11%, 9/10/2020 (c)	10,000	10,000

California Enterprise Development Authority, Riverside County, Library Facility

Rev., 4.00%, 11/1/2022	100	108

Rev., 4.00%, 11/1/2023	200	224

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,690	1,775

California Health Facilities Financing Authority, Stanford Hospital Series B-1, Rev., VRDO, 0.10%, 9/10/2020 (c)	16,650	16,650

California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 0.50%, 9/10/2020 (b)	17,010	16,945

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust

Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%), 0.31%, 10/1/2020 (b)	11,615	11,603

Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.44%, 10/1/2020 (b)	6,750	6,732

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2020	325	326

Rev., 5.00%, 10/1/2021	250	258

California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	1,750	1,762

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	275

Rev., 4.00%, 11/15/2022	280	288

Rev., 4.00%, 11/15/2023	290	301

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	395

Rev., 5.00%, 5/15/2024	300	338

Rev., 5.00%, 5/15/2025	425	492

Rev., 5.00%, 5/15/2026	500	591

Rev., 5.00%, 5/15/2027	725	874

California Pollution Control Financing Authority Rev., 0.60%, 9/1/2023 (c)	1,850	1,845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	100

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	91

California School Finance Authority, Kipp Socal Project

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	107

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	110

California Statewide Communities Development Authority, Western University of Health Sciences Series 2007A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 9/10/2020 (c)	23,370	23,370

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,438

Los Angeles Department of Water and Power, Power System Subseries B-8, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/10/2020 (c)	5,300	5,300

Metropolitan Water District of Southern California Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (c)	5,500	5,500

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	249

Orange County Water District Series 2003 A, COP, VRDO, LOC:

Citibank NA, 0.07%, 9/10/2020 (c)	5,680	5,680

Pioneers Memorial Healthcare District Rev., 3.00%, 10/1/2020	265	265

Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,628

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	6,605	6,605

South Bay Union School District/San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,980

State of California Series B4, GO, VRDO, LOC: Citibank NA, 0.03%, 9/10/2020 (c)	1,970	1,970

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2023	360	390

Rev., 5.00%, 3/1/2025	570	652

Stockton Public Financing Authority, Green Bonds

Series 2018A, Rev., 5.00%, 10/1/2020	500	501

Series 2018A, Rev., 5.00%, 10/1/2021	450	473

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.29%, 9/10/2020 (c) (e)	5,230	5,230

Total California		141,853

Colorado — 3.4%

Arapahoe County School District No. 5 Cherry Creek

GO, 5.00%, 12/15/2020	17,515	17,757

GO, 5.00%, 12/15/2025	9,930	12,346

GO, 5.00%, 12/15/2026	5,655	7,240

GO, 5.00%, 12/15/2028	6,460	8,712

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,741

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,516

City of Aurora Rev., 5.00%, 8/1/2023	2,355	2,680

City of Aurora, Sterling Hills West Metropolitan District GO, 5.00%, 12/1/2020	100	101

City of Colorado Springs

COP, 5.00%, 12/1/2020	120	121

COP, 5.00%, 12/1/2021	145	153

COP, 5.00%, 12/1/2022	155	172

COP, 5.00%, 12/1/2023	100	115

City of Colorado Springs, Utilities System Improvement Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.08%, 9/10/2020 (c)	3,500	3,500

City of Grand Junction Rev., 5.00%, 3/1/2021 (d)	35	36

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	408

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,515	1,583

Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	25,000	25,578

Denver Health and Hospital Authority, 550 Acoma, Inc.

COP, 5.00%, 12/1/2020	110	111

COP, 5.00%, 12/1/2021	220	230

COP, 5.00%, 12/1/2022	295	318

E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.52%, 9/10/2020 (b)	8,000	7,954

Interlocken Metropolitan District Series A-1, GO, AGM, 5.00%, 12/1/2020	175	177

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

State of Colorado

Rev., TRAN, 4.00%, 6/25/2021	23,000	23,713

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,885

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,495

The Regents of the University of Colorado, Enterprise System

Series 2020A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (c)	5,380	5,380

Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	24,000	24,000

Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	196

University of Colorado Hospital Authority Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	33,100	33,100

Total Colorado		185,318

Connecticut — 1.8%

City of Bridgeport Series C, GO, GAN, 2.00%, 12/10/2020	21,000	21,095

City of Derby

Series A, GO, 5.00%, 8/1/2021	220	229

Series A, GO, 5.00%, 8/1/2022	75	82

Series A, GO, 5.00%, 8/1/2023	150	169

Series A, GO, 5.00%, 8/1/2024	85	99

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	55

GO, 5.00%, 9/1/2023 (d)	110	125

City of New Haven

Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,343

Series 2019B, GO, 5.00%, 2/1/2022	700	736

Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,063

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,750	1,754

Connecticut State Health & Educational Facilities Authority Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	10,048

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2021	665	679

Series K-1, Rev., 5.00%, 7/1/2022	675	705

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,034

Connecticut State Health and Educational Facilities Authority, Wesleyan University Issue Series H, Rev., VRDO, 0.07%, 9/10/2020 (c)	9,825	9,825

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,460

State of Connecticut

Series 2020C, GO, 3.00%, 6/1/2021	1,150	1,174

Series G, GO, 5.00%, 11/1/2021	200	211

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,048

Series 2020C, GO, 3.00%, 6/1/2023	600	644

Series 2020C, GO, 4.00%, 6/1/2023	400	440

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,165

Series 2020C, GO, 4.00%, 6/1/2024	500	565

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,559

Series 2020C, GO, 4.00%, 6/1/2025	850	982

State of Connecticut, Health and Educational Facility Authority Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.08%, 9/10/2020 (c)	23,140	23,140

Town of Windham GO, BAN, 3.00%, 10/1/2020	6,250	6,262

Total Connecticut		100,691

Delaware — 0.2%

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2020	195	196

Series 2019A, Rev., 5.00%, 10/1/2021	145	152

Series 2019A, Rev., 5.00%, 10/1/2022	150	164

Series 2019A, Rev., 5.00%, 10/1/2023	220	249

Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	3,000	3,025

University of Delaware Series 2004B, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/1/2020 (c)	7,835	7,835

Total Delaware		11,621

District of Columbia — 0.5%

District of Columbia Rev., 5.00%, 7/1/2023	100	110

District of Columbia, Georgetown University Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	14,330	14,330

District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	526

Metropolitan Washington Airports Authority, Airport System

Subseries C-2, Rev., VRDO, LOC:

Sumitomo Mitsui Banking Corp., 0.08%, 9/10/2020 (c)	9,930	9,930

Total District of Columbia		24,896

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — 2.8%

Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	20

City of Fort Myers

Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,100

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,186

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,412

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,772

Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,198

Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,779

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/10/2020 (c)	7,700	7,700

City of Lauderhill GO, 3.00%, 1/1/2021	425	429

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,786

Rev., 5.00%, 10/1/2024	2,550	3,040

County of Escambia Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	808

County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	31

County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	90

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/10/2020 (c)	2,400	2,400

County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,499

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,327

Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project 0.55%, 1/1/2049 (c) (d)	50,000	49,996

Florida Higher Educational Facilities Financial Authority

Rev., 5.00%, 10/1/2020	115	115

Rev., 5.00%, 10/1/2021	115	118

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2021	60	60

Rev., 4.00%, 3/1/2022	55	56

Rev., 5.00%, 3/1/2023	185	197

Rev., 5.00%, 3/1/2024	110	118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Series 2019, Rev., 5.00%, 3/1/2021	350	355

Series 2019, Rev., 5.00%, 3/1/2022	355	370

Series 2019, Rev., 5.00%, 3/1/2023	410	432

JEA, Water and Sewer System Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/10/2020 (c)	38,670	38,670

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	802

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	445

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	662

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.08%, 9/10/2020 (c)	880	880

Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 9/10/2020 (c)	17,400	17,400

Village Community Development District No. 13 Rev., 2.63%, 5/1/2024	500	501

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

5.00%, 3/1/2023	1,335	1,491

5.00%, 3/1/2024	1,160	1,342

Total Florida		154,587

Georgia — 0.6%

Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	31

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2021	370	383

Series 2017, Rev., 5.00%, 7/1/2022	300	323

Dougherty County School District, Sales Tax Series 2018, GO, 4.00%, 12/1/2020	1,250	1,262

Georgia Municipal Electric Authority, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.08%, 9/10/2020 (c)	4,255	4,255

Hall County School District Series 2018, GO, 5.00%, 11/1/2020	1,250	1,260

Metropolitan Atlanta Rapid Transit Authority Series A, Rev., 3.75%, 7/1/2021	5,585	5,751

Pike County School District GO, 4.00%, 10/1/2020	400	401

Private Colleges & Universities Authority Series 2020B, Rev., 5.00%, 9/1/2025	13,345	16,430

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	100	106

Savannah Economic Development Authority Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,747

Total Georgia		31,949

Idaho — 0.0% (f)

Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	26

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2021	390	401

Series 2020A, Rev., 5.00%, 4/1/2022	165	177

Series 2020A, Rev., 5.00%, 4/1/2023	355	390

Series 2020A, Rev., 5.00%, 4/1/2024	315	363

Series 2020A, Rev., 5.00%, 4/1/2025	330	393

Total Idaho		1,750

Illinois — 4.2%

Adams County School District No. 172 GO, AGM, 4.00%, 2/1/2021	300	305

Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	332

Carol Stream Park District

Series 2020C, GO, 2.00%, 11/1/2020	135	135

Series 2020C, GO, 4.00%, 11/1/2024	210	238

Series 2020C, GO, 4.00%, 11/1/2025	405	470

Series 2020C, GO, 4.00%, 11/1/2026	535	632

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,262

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,618

Series 2018C, GO, 4.00%, 12/1/2021	465	487

Champaign County Community Unit School District No. 4 Champaign

Series 2020A, GO, Zero Coupon, 1/1/2022	200	199

Series 2020A, GO, Zero Coupon, 1/1/2023	200	197

Series 2020A, GO, Zero Coupon, 1/1/2024	385	376

Chicago Midway International Airport, Second Lien

Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,013

Series 2014B, Rev., 5.00%, 1/1/2023	150	164

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Chicago Park District, Limited Tax

Series 2011B, GO, 4.00%, 1/1/2021	100	101

Series 2013B, GO, 5.00%, 1/1/2021	100	101

Chicago Park District, Unlimited Tax Series 2011C, GO, 5.00%, 1/1/2022	175	183

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	313

Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	278

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	494

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,649

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,778

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,894

City of Danville

GO, 2.00%, 12/1/2020	170	171

GO, 2.00%, 12/1/2021	255	259

GO, 3.00%, 12/1/2022	140	146

GO, 4.00%, 12/1/2023	145	159

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	235

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,564

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,106

City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,053

City of Rock Island

Series B, GO, AGM, 3.00%, 12/1/2020	200	201

Series A, GO, AGM, 3.00%, 12/1/2021	130	134

Series B, GO, AGM, 3.00%, 12/1/2021	200	206

City of Rockford, Sales Tax

Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	101

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	136

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	145

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	154

City of Waukegan

Series A, GO, AGM, 3.00%, 12/30/2020	590	595

Series A, GO, AGM, 4.00%, 12/30/2023	525	581

Clay Wayne and Marion Counties Community Unit School District No. 35

Series 2019, GO, AGM, 5.00%, 12/1/2020	145	147

Series 2019, GO, AGM, 5.00%, 12/1/2021	205	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019, GO, AGM, 5.00%, 12/1/2022	165	181

Series 2019, GO, AGM, 5.00%, 12/1/2023	175	198

Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	283

Cook County Community Consolidated School District No. 34 Glenview

GO, 4.00%, 12/1/2020	100	101

GO, 4.00%, 12/1/2021	175	183

GO, 4.00%, 12/1/2022	150	162

GO, 4.00%, 12/1/2023	150	167

Cook County Community Consolidated School District No. 65 Evanston GO, 5.00%, 12/1/2020	270	273

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2021	550	557

GO, 4.00%, 1/1/2022	400	420

GO, 4.00%, 1/1/2023	300	326

GO, 4.00%, 1/1/2024	275	307

Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,574

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,718

Series 2019B, GO, 3.50%, 12/1/2022	325	347

Cook County School District No. 100 South Berwyn

Series 2019A, GO, 3.00%, 12/1/2020	100	101

Series 2019C, GO, 3.00%, 12/1/2020	100	101

Series 2019A, GO, 4.00%, 12/1/2021	100	104

Series 2019C, GO, 4.00%, 12/1/2021	165	172

Series 2019A, GO, 4.00%, 12/1/2022	235	252

Series 2019C, GO, 4.00%, 12/1/2022	605	650

Series 2019A, GO, 5.00%, 12/1/2023	345	391

Series 2019C, GO, 5.00%, 12/1/2023	660	748

Cook County School District No. 102 La Grange

GO, AGM, 4.00%, 12/15/2020	400	404

GO, AGM, 4.00%, 12/15/2021	840	879

GO, AGM, 4.00%, 12/15/2022	825	891

GO, AGM, 4.00%, 12/15/2023	825	919

GO, AGM, 4.00%, 12/15/2024	930	1,065

GO, AGM, 4.00%, 12/15/2025	985	1,150

Cook County School District No. 109 Indian Springs

Series 2020A, GO, 4.00%, 12/1/2023	125	138

Series 2020A, GO, 4.00%, 12/1/2024	400	454

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 145

Series 2019B, GO, 4.00%, 12/1/2021	150	157

Series 2019D, GO, 4.00%, 12/1/2023	110	121

Cook County School District No. 148 Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	473

Series 2018A, GO, 5.00%, 12/1/2022	725	792

Cook County School District No. 151 South Holland

GO, 4.00%, 4/1/2021	175	179

GO, 4.00%, 4/1/2022	190	201

Cook County School District No. 160 Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	261

Series 2020A, GO, 4.00%, 12/1/2022	510	547

Series 2020B, GO, 4.00%, 12/1/2022	180	193

Series 2020A, GO, 4.00%, 12/1/2023	285	314

Series 2020B, GO, 4.00%, 12/1/2023	100	110

Series 2020A, GO, 4.00%, 12/1/2024	255	288

Series 2020B, GO, 4.00%, 12/1/2024	100	113

Cook County School District No. 63

East Maine GO, 5.00%, 12/1/2020	2,170	2,196

GO, 5.00%, 12/1/2021	1,845	1,954

GO, 5.00%, 12/1/2022	1,935	2,115

Cook County School District No. 69 Skokie

GO, 4.00%, 12/1/2024	315	362

GO, 4.00%, 12/1/2025	460	539

Cook County School District No. 89 Maywood

Rev., AGM, 4.00%, 12/15/2020	415	419

Rev., AGM, 4.00%, 12/15/2021	515	538

Rev., AGM, 4.00%, 12/15/2022	535	573

Rev., AGM, 4.00%, 12/15/2023	555	609

Rev., AGM, 4.00%, 12/15/2024	580	650

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2022	350	384

Series 2019B, GO, 5.00%, 12/1/2023	575	653

Cook County, Community Consolidated School District No. 146 Tinley Park

GO, 4.00%, 12/1/2020	200	202

GO, 4.00%, 12/1/2021	200	209

Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	2,987

Cook County, Township High School District No. 225

GO, 5.00%, 12/1/2025 (g)	2,795	3,443

GO, 5.00%, 12/1/2026 (g)	2,565	3,258

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

County of Cook

Series 2018, GO, 5.00%, 11/15/2020	900	908

Series 2018, GO, 5.00%, 11/15/2021	700	736

Series A, GO, 5.00%, 11/15/2021	355	373

Series C, GO, 5.00%, 11/15/2022	180	195

County of Will

Series 2019, GO, 5.00%, 11/15/2020	810	818

Series 2019, GO, 5.00%, 11/15/2021	270	286

Series 2019, GO, 5.00%, 11/15/2022	475	524

Series 2019, GO, 5.00%, 11/15/2023	525	602

DuPage County Community High School District No. 94 GO, 4.00%, 1/1/2021	200	202

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,580

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2021	100	101

Series A, GO, AGM, 4.00%, 1/1/2022	210	220

Series A, GO, AGM, 4.00%, 1/1/2023	220	236

Series A, GO, AGM, 4.00%, 1/1/2024	225	249

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	770

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,312

Series 2019A, GO, 4.00%, 12/1/2021	135	141

Series 2019B, GO, 4.00%, 12/1/2023	245	273

Illinois Finance Authority

Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,042

Series 2020A, Rev., 5.00%, 8/15/2022	750	812

Series 2020A, Rev., 5.00%, 8/15/2023	500	566

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,176

Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,521

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	252

Illinois Finance Authority, Carle Foundation

Series B, Rev., VRDO, LOC: Northern Trust Co., 0.07%, 9/10/2020 (c)	6,080	6,080

Series 2009-C, Rev., VRDO, LOC:

Northern Trust Co., 0.08%, 9/10/2020 (c)	6,335	6,335

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project

Rev., 4.00%, 12/1/2020	230	232

Rev., 5.00%, 12/1/2021	250	265

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.08%, 9/10/2020 (c)	3,425	3,425

Illinois Finance Authority, University of Chicago

Rev., VRDO, 0.08%, 9/10/2020 (c)	30,000	30,000

Series 2004B, Rev., VRDO, 0.09%, 9/10/2020 (c)	14,000	14,000

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,794

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	597

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,662

Jackson County Community Unit School District No. 186 GO, AGM, 4.00%, 12/1/2020	265	267

Joliet Park District GO, 4.00%, 2/1/2021	830	842

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 2.00%, 12/1/2020	185	186

Series 2020B, GO, AGM, 2.00%, 12/1/2020	220	221

Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	180

Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	263

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	128

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	235

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	163

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	264

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	278

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	65

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	136

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 4.00%, 10/1/2020	225	225

Series B, GO, 4.00%, 10/1/2021	255	261

Series B, GO, 5.00%, 10/1/2022	1,375	1,496

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	439

Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023	300	325

Lee & Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51

Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	121

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	166

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	179

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	267

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	133

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	793

GO, AGM, 4.00%, 5/1/2023	700	763

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	79

Series A, Rev., AGM, 4.00%, 12/1/2024	655	743

Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,754

Sangamon County Community Unit School District No. 5 Ball-Chatham GO, 4.00%, 2/1/2023	2,015	2,176

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 1/1/2022	165	173

Series 2019C, GO, 4.00%, 1/1/2023	310	334

Series 2019C, GO, 4.00%, 1/1/2024	370	410

St. Charles Public Library District

Series 2019, Rev., 3.00%, 11/1/2020	100	100

Series 2019, Rev., 3.00%, 11/1/2021	85	88

Series 2019, Rev., 4.00%, 11/1/2022	100	107

State of Illinois

Series D, GO, 5.00%, 11/1/2020	5,000	5,029

GO, 5.00%, 2/1/2024	3,370	3,660

GO, 5.50%, 5/1/2025	2,500	2,839

GO, 5.50%, 5/1/2026	5,000	5,763

State of Illinois, Sales Tax, Junior Obligation

Rev., 5.00%, 6/15/2021	110	113

Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,140

Rev., 5.00%, 6/15/2023	990	1,084

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,764

University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 9/10/2020 (c)	2,850	2,850

Village of Antioch GO, 3.00%, 12/1/2020	290	292

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,263

GO, 4.00%, 12/1/2024	1,175	1,352

GO, 4.00%, 12/1/2025	695	822

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Village of Bartlett

GO, 5.00%, 12/1/2021	980	1,039

GO, 5.00%, 12/1/2022	1,065	1,173

GO, 5.00%, 12/1/2023	1,130	1,292

Village of Bolingbrook Series A, GO, AGM, 4.00%, 1/1/2021	185	187

Village of Flossmoor

GO, 3.00%, 12/1/2020	585	589

GO, 3.00%, 12/1/2021	605	625

Village of Franklin Park GO, 4.00%, 1/1/2021	500	506

Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	440	450

Village of Hoffman Estates

Series A, GO, 3.00%, 12/1/2020	110	111

GO, 5.00%, 12/1/2020	270	273

GO, 5.00%, 12/1/2021	210	223

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	204

Series 2019A, GO, 4.00%, 1/1/2024	120	133

Village of Villa Park

Series B, GO, 4.00%, 12/15/2020	125	126

Series B, GO, 4.00%, 12/15/2021	190	199

Series B, GO, 4.00%, 12/15/2022	200	216

Series B, GO, 4.00%, 12/15/2023	205	227

Village of Villa Park, Illinois Alternate Source

Series 2018C, GO, 3.00%, 12/15/2020	415	418

Series 2018C, GO, 4.00%, 12/15/2021	505	529

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	139

Village of Woodridge Series 2017, GO, 3.00%, 2/1/2021	250	253

Washington County Community Unit School Dist No. 10 West Washington

GO, 4.00%, 1/15/2021	740	750

GO, 4.00%, 1/15/2022	575	603

GO, 4.00%, 1/15/2023	685	738

Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	323

Whiteside County Community Unit School District No. 6 Morrison

Series A, GO, AGM, 4.00%, 12/1/2020	205	207

Series A, GO, AGM, 4.00%, 12/1/2021	745	779

Will County Community High School District No. 210 Lincoln-Way

GO, AGM, 4.00%, 1/1/2021	100	101

GO, AGM, 4.00%, 1/1/2022	1,000	1,029

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County Township High School District No. 204 Joliet

GO, 4.00%, 1/1/2021	75	76

GO, 4.00%, 1/1/2023	125	133

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates

Series A, Rev., AGM, 4.00%, 12/1/2020	385	388

Series A, Rev., AGM, 4.00%, 12/1/2021	400	418

Will Grundy Etc Counties Community College District No. 525

GO, 5.00%, 1/1/2022	5,275	5,600

GO, 5.00%, 1/1/2023	5,495	6,076

GO, 5.00%, 1/1/2024	2,600	2,987

Winnebago and Stephenson Counties School District No. 323, School Building GO, 5.00%, 11/1/2020	100	101

Total Illinois		232,940

Indiana — 2.6%

City of Evansville, Waterworks District

Rev., 4.00%, 7/1/2021	2,800	2,884

Rev., 4.00%, 7/1/2026	3,710	4,406

City of Rockport, AEP Generating Company Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,018

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,271

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,122

Fort Wayne Community School Building Corp.

Rev., 4.00%, 1/15/2021	100	101

Rev., 4.00%, 7/15/2021	250	258

Rev., 4.00%, 1/15/2022	250	263

Rev., 4.00%, 7/15/2022	125	134

Fort Wayne Community Schools

GO, 4.00%, 1/15/2021	455	461

GO, 4.00%, 7/15/2021	630	650

GO, 4.00%, 1/15/2022	755	794

Franklin Township Community School Corp. GO, 4.00%, 1/15/2021	1,465	1,484

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 1/15/2021	205	208

Series 2020B, Rev., 4.00%, 1/15/2022	150	156

Series 2020B, Rev., 4.00%, 7/15/2022	165	174

Series 2020B, Rev., 4.00%, 1/15/2023	165	176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2020B, Rev., 4.00%, 7/15/2023	185	200

Series 2020B, Rev., 4.00%, 7/15/2025	215	242

Series 2020B, Rev., 4.00%, 1/15/2026	220	249

Series 2020B, Rev., 4.00%, 7/15/2026	235	269

Hammond Local Public Improvement Bond Bank Series 2020A, Rev., 2.38%, 12/31/2020	2,000	2,009

Hammond Multi-School Building Corp., First Mortgage Rev., 4.00%, 7/15/2021	670	689

Indiana Finance Authority Rev., VRDO, 0.08%, 9/10/2020 (c)	25,875	25,875

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-4, Rev., VRDO, 0.08%, 9/10/2020 (c)	10,720	10,720

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2021	140	141

Rev., 3.00%, 2/1/2022	210	217

Rev., 3.00%, 2/1/2023	225	232

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,849

Indiana Finance Authority, Health Obligation Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 0.37%, 9/10/2020 (b)	10,000	9,977

Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2007A-2, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/1/2020 (c)	15,555	15,555

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2020	50	50

Series A, Rev., 5.00%, 9/15/2021	60	62

Series A, Rev., 5.00%, 9/15/2022	50	53

Series A, Rev., 5.00%, 9/15/2023	75	82

Series A, Rev., 5.00%, 9/15/2024	155	174

Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/10/2020 (c)	1,055	1,055

Indiana Health Facility Financing Authority

Series E-6, Rev., VRDO, 0.08%, 9/10/2020 (c)	3,000	3,000

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,741

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	129

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 0.09%, 9/10/2020 (c)	6,820	6,820

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 1/15/2021	110	112

Series 2019B, GO, 4.00%, 7/15/2021	100	103

Series 2019B, GO, 4.00%, 1/15/2022	100	105

Series 2019B, GO, 4.00%, 7/15/2022	590	623

Series 2019B, GO, 4.00%, 1/15/2023	520	556

Series 2019B, GO, 4.00%, 7/15/2023	485	525

Series 2019B, GO, 4.00%, 1/15/2024	575	631

Metropolitan School District Washington Township

GO, 4.00%, 7/15/2021	250	258

GO, 4.00%, 1/15/2022	590	621

North Putnam Middle School Building Corp., Property Tax, First Mortgage

Series 2019, Rev., 3.00%, 1/15/2021	170	172

Series 2019, Rev., 3.00%, 7/15/2021	190	195

Series 2019, Rev., 3.00%, 1/15/2022	250	258

Series 2019, Rev., 3.00%, 7/15/2022	150	158

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.07%, 9/10/2020 (c)	6,575	6,575

South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax

Rev., 4.00%, 1/15/2021	100	101

Rev., 4.00%, 7/15/2021	80	83

Tippecanoe County School Building Corp.

Rev., 4.00%, 1/15/2021	300	304

Rev., 4.00%, 7/15/2021	200	207

Rev., 4.00%, 1/15/2022	365	384

Rev., 4.00%, 7/15/2022	275	295

Rev., 4.00%, 1/15/2023	300	326

Rev., 4.00%, 7/15/2023	380	419

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2021	50	51

Rev., 4.00%, 3/1/2022	75	79

Rev., 4.00%, 3/1/2023	75	81

Rev., 4.00%, 3/1/2024	110	123

Total Indiana		143,295

Iowa — 0.4%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	239

Series 2020A, COP, 4.00%, 6/1/2023	275	301

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	319

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued

City of Iowa Falls GO, 3.00%, 6/1/2023	230	245

City of Sac City GO, 5.00%, 6/1/2021	160	166

County of Plymouth

GO, AGM, 3.00%, 6/1/2021	565	576

GO, AGM, 3.00%, 6/1/2022	290	303

Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.67%, 9/10/2020 (b) (e)	19,650	19,507

North Polk Community School District Series 2020B, Rev., 4.00%, 6/1/2022	450	479

State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	414

Total Iowa		22,549

Kansas — 0.3%

Butler County Unified School District No. 385, Temporary Notes GO, 3.00%, 12/1/2020	815	820

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,865	5,868

County of Reno GO, 3.00%, 12/1/2021	4,605	4,635

Johnson County Park & Recreation District

Series 2019B, COP, 3.00%, 9/1/2020	340	340

Series 2019A, COP, 5.00%, 9/1/2020	200	200

Series 2019B, COP, 3.00%, 9/1/2021	255	262

Series 2019A, COP, 5.00%, 9/1/2021	240	251

Series 2019B, COP, 3.00%, 9/1/2022	200	205

Series 2019A, COP, 5.00%, 9/1/2022	250	266

Series 2019B, COP, 3.00%, 9/1/2023	200	208

Series 2019A, COP, 5.00%, 9/1/2023	125	137

Kansas City Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2022	600	635

Series 2020A, COP, 4.00%, 4/1/2023	800	871

Series 2020A, COP, 4.00%, 4/1/2024	500	561

Kansas City Kansas Community College District Series 2020A, COP, 4.00%, 4/1/2021	450	460

Overland Park Development Corp. Rev., 4.00%, 3/1/2021	1,400	1,403

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	106

Series 2019A, GO, 3.00%, 11/1/2023	100	107

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	203

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	132

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	429

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	438

Total Kansas		18,537

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — 0.9%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2021	385	390

Rev., 5.00%, 2/1/2022	500	524

Rev., 5.00%, 2/1/2023	600	647

Rev., 5.00%, 2/1/2024	575	637

County of Owen, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,493

Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (d)	40	41

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,363

Kentucky Housing Corp., Henry Greene Apartments Project Rev., VRDO, 2.00%, 9/1/2020 (c)	7,200	7,200

Kentucky Public Energy Authority, Gas Supply

Series 2018A, Rev., 4.00%, 4/1/2021	775	790

Series A, Rev., 4.00%, 4/1/2022	1,210	1,275

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	99

Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,552

Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	20

Louisville & Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,783

Louisville & Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project

Series 2003A, Rev., 1.85%, 4/1/2021 (c)	10,000	10,064

Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,984

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,076

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2020	2,250	2,258

Rev., 5.00%, 10/1/2021	2,300	2,412

Rev., 5.00%, 10/1/2022	2,000	2,183

Rev., 5.00%, 10/1/2023	2,000	2,266

Total Kentucky		47,057

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 1.4%

Calcasieu Parish School District No. 23

GO, 5.00%, 9/1/2023	180	205

GO, 5.00%, 9/1/2024	250	294

Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	540

City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	151

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	345

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	266

City of Youngsville LA

Rev., 3.00%, 12/1/2020	250	252

Rev., 3.00%, 12/1/2021	255	263

Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	151

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project

Series 2015, Rev., 5.00%, 12/1/2025	715	877

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,575

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 9/10/2020 (b)	40,000	39,661

Louisiana Public Facilities Authority, Tulane University of Louisiana Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	72

Series 2020A, Rev., 5.00%, 4/1/2026	100	124

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.03%, 9/1/2020 (c)	150	150

Parish of St. John the Baptist LA, Marathon Oil Corp. Project

Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,089

Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	12,957

St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	339

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Zachary Community School District No. 1

GO, 3.00%, 3/1/2021	200	203

GO, 3.00%, 3/1/2022	685	714

GO, 3.00%, 3/1/2023	715	758

Total Louisiana		77,986

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	309

Maryland — 1.1%

County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 0.18%, 12/1/2020 (c)	20,000	20,000

Maryland Health and Higher Educational Facilities Authority Series 2013C, Rev., 5.00%, 5/15/2023 (d)	12,255	13,815

Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,254

Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, LIQ:

Sumitomo Mitsui Banking Corp., 0.08%, 9/10/2020 (c)	22,630	22,630

State of Maryland Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,474

Total Maryland		61,173

Massachusetts — 2.8%

City of Fall River GO, BAN, 1.50%, 2/5/2021	14,094	14,166

City of Greenfield GO, BAN, 2.00%, 10/1/2020	4,853	4,860

City of Lowell GO, BAN, 2.00%, 9/25/2020	4,389	4,393

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.72%, 11/1/2020 (b)	30,000	29,856

Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2021 (d)	20	21

Commonwealth of Massachusetts, Consolidated Loan of 2014

Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,639

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,952

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,316

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,878

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,198

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,127

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Partners Healthcare System

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.51%, 9/10/2020 (b)	10,000	9,974

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.59%, 9/10/2020 (b)	1,500	1,495

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2021	500	515

Rev., 5.00%, 7/1/2022	390	417

Rev., 5.00%, 7/1/2024	350	396

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	126

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	163

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	113

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	134

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	210

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	214

Massachusetts Development Finance Agency, Western New England University

Rev., 5.00%, 9/1/2020	300	300

Rev., 5.00%, 9/1/2021	265	275

Massachusetts Port Authority

Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,111

Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,698

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	11,028

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.10%, 9/10/2020 (c)	22,790	22,790

Metrowest Regional Transit Authority Rev., RAN, 2.00%, 9/18/2020	9,657	9,665

Southeastern Massachusetts Regional 911 District GO, BAN, 2.00%, 11/4/2020	7,000	7,019

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

University of Massachusetts Building Authority Series 2008A, Rev., VRDO, GTD, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	9,760	9,760

Total Massachusetts		150,809

Michigan — 1.6%

City of Charlevoix

Rev., 4.00%, 10/1/2020	165	165

Rev., 4.00%, 10/1/2021	215	223

Rev., 4.00%, 10/1/2022	175	188

Rev., 4.00%, 10/1/2023	110	122

City of Garden, Capital Improvement GO, 4.00%, 10/1/2020	795	797

City of Gladstone

GO, AGM, 3.00%, 3/1/2021	250	253

GO, AGM, 3.00%, 3/1/2022	250	260

GO, AGM, 3.00%, 3/1/2023	260	276

GO, AGM, 3.00%, 3/1/2024	265	288

GO, AGM, 3.00%, 3/1/2025	275	305

City of Marquette, Capital Improvement GO, 4.00%, 5/1/2021	150	154

City of Marquette, Limited Tax GO, 3.00%, 5/1/2021	125	127

Detroit Downtown Development Authority, Tax Increment Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	518

Frankenmuth School District GO, Q-SBLF, 4.00%, 5/1/2023	200	219

Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2021	815	827

Grand Rapids Public Schools

Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,091

Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,345

Grosse Pointe Public School System GO, 4.00%, 5/1/2021	240	246

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	184

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	399

Jackson Public Schools

GO, Q-SBLF, 4.00%, 5/1/2023	605	665

GO, Q-SBLF, 4.00%, 5/1/2024	690	783

Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2021	775	795

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Kelloggsville Public Schools, School Building and Site

GO, AGM, 4.00%, 5/1/2021	360	369

GO, AGM, 4.00%, 5/1/2022	380	403

Kent Hospital Finance Authority Series 2008B-3, Rev., VRDO, LIQ:

Wells Fargo Bank NA, 0.10%, 9/10/2020 (c)	34,040	34,040

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	541

GO, AGM, 4.00%, 5/1/2023	785	856

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,415

Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.18%, 12/1/2020 (c)	13,550	13,550

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,128

Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, LIQ:

Industrial & Commercial Bank of China, 0.17%, 9/10/2020 (c)	8,360	8,360

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2020	200	201

Rev., 4.00%, 11/15/2021	180	182

Rev., 4.00%, 11/15/2022	180	183

Rev., 4.00%, 11/15/2023	190	194

South Haven Township & Casco Township Water & Sewage Treatment Authority

Rev., 4.00%, 5/1/2021	280	287

Rev., 4.00%, 5/1/2022	285	302

Rev., 4.00%, 5/1/2023	480	525

Rev., 4.00%, 5/1/2024	720	811

Waterford School District

GO, Q-SBLF, 4.00%, 5/1/2021	265	271

GO, Q-SBLF, 4.00%, 5/1/2022	650	689

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,469

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,536

Wayne County Airport Authority, Junior Lien Series B, Rev., AMT, 5.00%, 12/1/2020	550	556

Wayne-Westland Community Schools, Building and Site

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	205

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	818

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	319

Total Michigan		85,659

Minnesota — 0.5%

City of Glencoe Series 2018-A, GO, 3.00%, 8/1/2021	80	82

City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	6,500	6,500

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	199

Rev., 3.00%, 8/1/2023	100	99

Rev., 3.00%, 8/1/2024	100	99

Duluth Housing and Redevelopment Authority, Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	334

Series 2018-A, Rev., 3.63%, 11/1/2022	345	355

Series 2018-A, Rev., 3.88%, 11/1/2023	325	339

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	145	148

Series 2019B, COP, 5.00%, 2/1/2022	160	170

Series 2019C, COP, 5.00%, 2/1/2022	135	143

Series 2019B, COP, 5.00%, 2/1/2023	185	203

Housing and Redevelopment Authority of The City of St. Paul Minnesota

Series 2009C, Rev., VRDO, LOC:

Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	10,280	10,280

Series 2015A, Rev., 5.00%, 11/15/2020 (d)	4,825	4,870

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2020	75	75

Rev., 3.00%, 12/1/2021	75	76

Rev., 3.00%, 12/1/2022	100	103

Rev., 3.00%, 12/1/2023	100	103

Minnesota Higher Education Facilities Authority, Trustees of the Hamline University Series 2017B, Rev., 4.00%, 10/1/2020	780	781

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	948

State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,843

Total Minnesota		27,750

Mississippi — 0.5%

City of Tupelo

Series 2019, GO, 4.00%, 12/1/2020	360	363

Series 2019, GO, 4.00%, 12/1/2021	125	131

Series 2019, GO, 4.00%, 12/1/2022	245	265

Series 2019, GO, 4.00%, 12/1/2023	315	351

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (c)	5,000	5,000

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,782

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,527

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (c)	11,335	11,335

Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104

Mississippi Development Bank, Special Obligation, Biloxi project

Rev., 3.00%, 3/1/2021	130	132

Rev., 3.00%, 3/1/2022	175	181

Mississippi Hospital Equipment & Facilities Authority Series 2020A-2, Rev., VRDO, 0.65%, 9/1/2021 (c)	4,500	4,500

Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2021	270	274

Series B, Rev., 5.00%, 1/1/2022	320	338

Series B, Rev., 5.00%, 1/1/2023	370	407

Series B, Rev., 5.00%, 1/1/2024	370	421

State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	100

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	26

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	730

Total Mississippi		27,967

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 1.5%

Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022 (d)	100	105

Blue Eye R-V School District

COP, 4.00%, 4/1/2021	75	77

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC:

Sumitomo Mitsui Banking Corp., 0.09%, 9/10/2020 (c)	4,490	4,490

City of St. Peters

COP, 4.00%, 5/1/2021	530	543

COP, 4.00%, 5/1/2022	605	642

COP, 4.00%, 5/1/2023	625	684

COP, 4.00%, 5/1/2024	650	733

COP, 4.00%, 5/1/2025	425	493

County of Greene

Rev., 4.00%, 12/1/2021	205	215

Rev., 4.00%, 12/1/2022	260	281

Rev., 4.00%, 12/1/2023	520	579

Rev., 4.00%, 12/1/2024	540	618

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,345

County of Stone COP, 3.00%, 12/1/2020	145	146

Greene County Reorganized School District No. R-8

Series 2019B, GO, 3.00%, 3/1/2022	500	521

Series 2019B, GO, 3.00%, 3/1/2023	595	634

Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	300

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.07%, 9/10/2020 (c)	39,475	39,475

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,255

Missouri State Health & Educational Facilities Authority, Educational Facilities, The Washington University of St. Louis 1996 Series 1996-C, Rev., VRDO, LIQ:

Wells Fargo Bank NA, 0.02%, 9/1/2020 (c)	10,500	10,500

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

Nixa Public Schools

Series 2019B, GO, 4.00%, 3/1/2021	100	102

Series 2019B, GO, 4.00%, 3/1/2022	175	185

Series 2019B, GO, 5.00%, 3/1/2023	200	223

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

St. Louis County Special School District

COP, 4.00%, 4/1/2021	355	363

COP, 4.00%, 4/1/2022	395	418

COP, 4.00%, 4/1/2023	410	447

COP, 4.00%, 4/1/2024	605	680

St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,351

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.34%, 9/10/2020 (c) (e)	8,200	8,200

Village of Country Club COP, AGM, 3.00%, 4/1/2021	165	168

Total Missouri		80,823

Montana — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 9/10/2020 (b)	3,225	3,185

Nebraska — 0.2%

City of Omaha

Series A, Rev., 2.20%, 1/15/2021	125	126

Series A, Rev., 5.00%, 1/15/2022	125	133

County of Saunders

GO, 1.00%, 11/1/2021	100	101

GO, 2.00%, 11/1/2022	300	311

GO, 3.00%, 11/1/2023	325	351

GO, 3.00%, 11/1/2024	415	459

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,802

Papio-Missouri River Natural Resource District GO, 4.00%, 12/15/2020	405	409

Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	252

Total Nebraska		8,944

Nevada — 0.6%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2020	250	250

Rev., 5.00%, 9/1/2027	610	744

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	795	789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — continued

Clark County School District Series C, GO, 5.00%, 6/15/2023	2,000	2,234

Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,173

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,608

County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,063

Total Nevada		32,861

New Hampshire — 0.3%

New Hampshire Health and Education Facilities Authority, University System

Series 2005B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (c)	10,730	10,730

Series 2011B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (c)	6,410	6,410

Total New Hampshire		17,140

New Jersey — 3.3%

Borough of Carteret GO, BAN, 1.75%, 1/29/2021	7,147	7,189

Borough of East Rutherford GO, AGM, 5.00%, 12/1/2020	290	293

Borough of Haledon GO, BAN, 2.00%, 10/30/2020	3,650	3,660

Borough of Paramus GO, TAN, 2.00%, 4/30/2021	20,000	20,184

Borough of Sussex GO, BAN, 2.00%, 10/23/2020	2,027	2,031

City of Newark

GO, 2.00%, 10/7/2020	49,420	49,496

Series 2020A, GO, 5.00%, 10/1/2021	110	115

Series 2020B, GO, 5.00%, 10/1/2021	250	261

Series 2020A, GO, 5.00%, 10/1/2022	750	814

Series 2020B, GO, 5.00%, 10/1/2022	500	543

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,132

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	594

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,170

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	760

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	1,023

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	716

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	924

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

East Brunswick Township Board of Education, School Energy Savings

GO, 5.00%, 8/1/2021	55	57

GO, 5.00%, 8/1/2022	110	120

Garden State Preservation Trust

Series A, Rev., 5.00%, 11/1/2020	25	25

Series 2005C, Rev., AGM, 5.25%, 11/1/2020	1,725	1,739

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Series 2020B, Rev., GTD, 2.00%, 2/15/2021	9,000	9,071

Series 2020A, Rev., GTD, 2.00%, 7/12/2021	6,900	7,001

New Jersey Economic Development Authority, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,158

New Jersey Educational Facilities Authority Series C, Rev., 5.00%, 7/1/2021	150	155

New Jersey Health Care Facilities Financing Authority, Virtua Health Series 2009D, Class D, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/10/2020 (c)	15,900	15,900

New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	4,500	4,508

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,175

New Jersey Turnpike Authority Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 0.45%, 10/1/2020 (b) (d)	4,000	3,997

Passaic County Improvement Authority (The), City Of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	442

Passaic County Utilities Authority, Solid Waste Disposal Series 2018, Rev., GTD, 4.38%, 3/1/2021	255	260

Passaic Valley Sewerage Commissioners, New Jersey Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,035

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,079

The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	361

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Haddon Series 2019A, GO, BAN, 2.00%, 10/29/2020	15,758	15,802

Township of Logan GO, BAN, 1.75%, 10/21/2020	2,360	2,365

Township of Lyndhurst GO, BAN, 1.50%, 2/5/2021	4,065	4,086

Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,730

Total New Jersey		179,971

New Mexico — 0.2%

City of Rio Rancho NM Water and Wastewater System

Rev., 5.00%, 5/15/2021	720	744

Rev., 5.00%, 5/15/2022	1,250	1,353

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	582

County of Sandoval

GO, 5.00%, 8/1/2021	535	558

GO, 5.00%, 8/1/2022	560	611

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group La Vida Llena Expansion Project

Series C, Rev., 2.25%, 7/1/2023	1,525	1,482

Series C, Rev., 2.38%, 7/1/2024	1,525	1,471

Regents Of The University of New Mexico, Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/10/2020 (c)	2,765	2,765

University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		11,068

New York — 26.1%

Battery Park City Authority, Junior

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	15,000	15,000

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	10,000	10,000

Bay Shore Union Free School District GO, TAN, 1.25%, 6/25/2021	40,000	40,291

Broome County Local Development Corp., United Health Services Hospitals, Inc. Project

Rev., AGM, 5.00%, 4/1/2024	500	578

Rev., AGM, 5.00%, 4/1/2025	500	597

Rev., AGM, 5.00%, 4/1/2026	500	615

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Cazenovia Central School District GO, BAN, 1.25%, 7/16/2021	13,000	13,087

Chittenango Central School District Series 2020A, GO, BAN, 1.25%, 6/25/2021	13,400	13,484

City of Jamestown, Public Improvement

GO, 5.00%, 6/1/2021	475	491

GO, 5.00%, 6/1/2022	500	540

GO, 5.00%, 6/1/2023	525	590

GO, 5.00%, 6/1/2024	545	637

City of Long Beach Series 2020A, GO, BAN, 1.50%, 9/4/2020	21,645	21,647

City of New York

Subseries F-5, GO, VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	8,425	8,425

Subseries G-4, GO, VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	20,000	20,000

Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.09%, 9/10/2020 (c)	10,520	10,520

Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,607

City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	2,300	2,300

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (c)	6,100	6,100

City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	10,900	10,900

City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,542

City of Rochester Series I, GO, BAN, 2.50%, 3/4/2021	26,095	26,369

Copenhagen Central School District GO, BAN, 2.00%, 7/9/2021	5,700	5,770

County of Cattaraugus GO, 2.00%, 5/15/2021	100	101

County of Erie GO, RAN, 3.00%, 6/24/2021	5,000	5,106

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	311

County of Sullivan GO, TAN, 2.00%, 5/28/2021	9,500	9,607

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2021	450	477

GO, 5.00%, 12/1/2022	475	526

GO, 5.00%, 12/1/2023	495	572

GO, 5.00%, 12/1/2024	525	631

GO, 5.00%, 12/1/2025	550	684

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Forestville Central School District Series 2020B, GO, BAN, 2.00%, 6/17/2021	3,061	3,098

Franklinville Central School District GO, BAN, 1.25%, 7/23/2021	5,100	5,133

Frewsburg Central School District GO, BAN, 1.25%, 7/13/2021	6,177	6,215

Hampton Bays Union Free School District GO, TAN, 2.00%, 6/24/2021	11,000	11,147

Hempstead Town Local Development Corp., Adelphi University Project

Series 2019, Rev., 4.00%, 2/1/2021	75	76

Series 2019, Rev., 4.00%, 2/1/2022	50	52

Series 2019, Rev., 4.00%, 2/1/2023	100	105

Series 2019, Rev., 4.00%, 2/1/2024	200	214

Hempstead Union Free School District

GO, RAN, 1.50%, 6/30/2021	39,000	39,216

GO, BAN, 1.50%, 7/14/2021	25,900	26,050

Horseheads Central School District GO, BAN, 1.00%, 6/24/2021	61,695	62,005

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series A, Rev., 3.00%, 11/1/2020	575	576

Kinderhook Central School District GO, BAN, 1.25%, 7/23/2021	14,500	14,601

Little Falls City School District GO, BAN, 1.25%, 2/5/2021	6,500	6,517

Long Island Power Authority, Electric System Series 2020A, Rev., 5.00%, 9/1/2026	680	858

Maine-Endwell Central School District GO, RAN, 1.25%, 7/28/2021	8,000	8,054

Manchester-Shortsville Central School District GO, BAN, 1.25%, 6/29/2021	9,925	9,984

Marcellus Central School District GO, BAN, 2.00%, 7/16/2021	8,000	8,104

Metropolitan Transportation Authority Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	20,952

Middleburgh Central School District GO, BAN, 1.25%, 7/16/2021	10,620	10,688

Morrisville-Eaton Central School District Series 2020B, GO, BAN, 1.50%, 6/25/2021	8,508	8,584

Mount Vernon City School District

GO, 5.00%, 12/1/2020	815	825

GO, 5.00%, 12/1/2021	885	939

GO, 5.00%, 12/1/2022	1,965	2,172

Nassau County Interim Finance Authority, Sales Tax Secured Series B, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/10/2020 (c)	11,015	11,015

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., West 26th Street Development Series 2011B, Rev., VRDO, 0.08%, 9/10/2020 (c)	2,570	2,570

New York City Municipal Water Finance Authority, Fiscal Year 2008

Subseries BB-1, Rev., VRDO, LIQ:

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 9/10/2020 (c)	11,390	11,390

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003

Subseries F-1-A, Rev., VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	3,450	3,450

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ:

State Street Bank & Trust, 0.03%, 9/1/2020 (c)	14,600	14,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (c)	11,200	11,200

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ:

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	12,560	12,560

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (c)	23,600	23,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (c)	18,865	18,865

Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/10/2020 (c)	5,680	5,680

New York City Transitional Finance Authority Future Tax Secured Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 0.08%, 9/10/2020 (c)	26,200	26,200

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	13,300	13,300

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	8,985	8,985

New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 0.09%, 9/10/2020 (c)	2,495	2,495

New York City Water and Sewer System Series 2010CC, Rev., VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	55,090	55,090

New York State Dormitory Authority Series 2019A, Rev., 5.00%, 10/1/2022	7,490	8,191

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	9,470	9,470

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/10/2020 (c)	22,000	22,000

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,035

New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	482

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2014A, Rev., 5.00%, 2/15/2021	200	204

Series 2020B, Rev., RAN, 5.00%, 3/31/2021	83,695	86,052

New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	7,745	7,745

New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC:

FNMA, 0.08%, 9/10/2020 (c)	55,255	55,255

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC:

Landesbank Hessen-Thueringen, 0.09%, 9/10/2020 (c)	50,000	50,000

New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/10/2020 (c)	40,445	40,445

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	51

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,108

Niagara Falls City School District Series 2020B, GO, BAN, 1.25%, 7/9/2021	29,000	29,193

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,578

Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	902

Niagara-Wheatfield Central School District GO, BAN, 2.00%, 6/29/2021	10,000	10,135

North Collins Central School District GO, BAN, 2.00%, 6/25/2021	7,880	7,963

Palmyra Macedon Central School District GO, BAN, 1.25%, 7/20/2021	12,500	12,585

Penn Yan Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	13,183	13,268

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,330

Putnam Valley Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	14,185	14,291

Rhinebeck Central School District GO, BAN, 1.25%, 6/25/2021	12,152	12,213

Rome City School District GO, RAN, 2.00%, 2/3/2021	8,000	8,040

Rondout Valley Central School District Accord GO, BAN, 2.00%, 6/30/2021	12,000	12,156

Scotia-Glenville Central School District GO, BAN, 1.25%, 6/30/2021	14,000	14,093

Silver Creek Central School District GO, BAN, 1.25%, 6/30/2021	14,825	14,919

South Jefferson Central School District GO, BAN, 2.00%, 6/30/2021	8,530	8,639

Town of Oyster Bay

Series 2020A, GO, BAN, 2.00%, 3/12/2021	80,695	81,400

Series B, GO, 2.00%, 3/12/2021	49,190	49,614

GO, 2.00%, 11/1/2021	415	422

GO, 4.00%, 11/1/2022	410	440

GO, 4.00%, 11/1/2023	1,000	1,110

GO, 4.00%, 11/1/2024	950	1,084

GO, 4.00%, 11/1/2025	495	578

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series D, Rev., (SOFR + 0.50%), 0.55%, 9/1/2020 (b)	10,000	9,998

Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 9/10/2020 (c)	21,445	21,445

Unadilla Valley Central School District GO, BAN, 2.00%, 7/9/2021	8,700	8,814

Watertown Enlarged City School District GO, BAN, 1.50%, 6/29/2021	10,598	10,694

Webster Central School District GO, BAN, 1.00%, 6/30/2021	23,539	23,650

Wheatland Chili Central School District GO, BAN, 1.25%, 6/23/2021	9,080	9,113

Williamson Central School District GO, BAN, 1.25%, 7/16/2021	10,097	10,160

Wyandanch Union Free School District GO, TAN, 1.25%, 6/25/2021	15,000	15,084

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 6/29/2021	9,303	9,357

Total New York		1,432,576

North Carolina — 3.1%

Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 9/10/2020 (c)	21,420	21,420

City of Charlotte Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	8,300	8,300

City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	51,905	51,905

City of Raleigh, Downtown Improvement Projects Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	47,010	47,010

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,812

County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21

North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.09%, 9/10/2020 (c)	26,170	26,170

Tender Option Bond Trust Receipts/Certificates Series 2016-XX1003, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/10/2020 (c) (e)	9,185	9,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 10/1/2020 (b)	3,750	3,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 4.00%, 10/1/2020	120	120

Total North Carolina		171,413

North Dakota — 0.1%

County of Burleigh Series 2014A, Rev., 5.00%, 7/1/2021 (d)	3,895	4,037

Ohio — 4.0%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	132

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,136

Avon Local School District GO, BAN, 2.00%, 9/30/2020	3,015	3,019

City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,915

City of Centerville, Graceworks Lutheran Services

Rev., 5.00%, 11/1/2020	275	276

Rev., 5.00%, 11/1/2021	285	290

City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	291

City of Elyria

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,057

Series 2019-2, GO, 4.00%, 12/1/2022	935	1,011

City of Napoleon GO, BAN, 2.00%, 2/25/2021	5,852	5,899

City of Rocky River GO, BAN, 2.00%, 9/24/2020	3,375	3,379

City of Toledo GO, AGM, 4.00%, 12/1/2020	100	101

City of Toledo, Capital Improvement

GO, AGM, 5.00%, 12/1/2020	615	622

GO, AGM, 5.00%, 12/1/2021	1,275	1,349

GO, AGM, 5.00%, 12/1/2022	1,305	1,440

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,309

City of Whitehall Rev., 2.25%, 12/9/2020	3,810	3,829

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.13%, 9/10/2020 (c)	37,565	37,565

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,137

County of Franklin, Nationwide Children’s Hospital Project Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/10/2020 (c)	38,030	38,030

County of Lorain

Series B, GO, BAN, 1.30%, 2/6/2021	500	500

Series A, GO, BAN, 3.00%, 2/6/2021	5,010	5,060

County of Mahoning, Various Purpose Notes GO, 3.00%, 9/16/2020	3,100	3,104

County of Mahoning, Various Purpose Sales Tax Supported Improvement Notes Rev., 3.00%, 9/16/2020	750	751

County of Ross, Adena Health System

Rev., 5.00%, 12/1/2020	1,000	1,010

Rev., 5.00%, 12/1/2021	335	353

Rev., 5.00%, 12/1/2022	355	388

Rev., 5.00%, 12/1/2023	490	556

County of Union GO, BAN, 2.00%, 9/9/2020	1,500	1,501

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	51

Euclid City School District

COP, 4.00%, 12/1/2023	70	77

COP, 4.00%, 12/1/2024	70	80

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 9/10/2020 (b)	5,000	4,991

Goshen Local School District, School Facilities Project COP, 1.50%, 12/15/2020	280	281

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	73,645	73,645

Rev., 5.25%, 12/1/2020	35	35

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.45%, 9/1/2020 (c)	8,250	8,250

Village of Obetz

Rev., 5.00%, 12/1/2020	185	188

Rev., 5.00%, 12/1/2021	125	132

Zanesville City School District GO, 4.00%, 12/1/2021	595	622

Total Ohio		219,362

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 1.15%, 12/1/2020	270	272

Rev., 4.00%, 12/1/2021	140	146

Rev., 4.00%, 12/1/2022	190	205

Rev., 4.00%, 12/1/2023	155	172

Rev., 4.00%, 12/1/2024	165	188

Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	3,400	3,430

City of Moore GO, 1.25%, 4/1/2022	1,550	1,573

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Series 2019, Rev., 4.00%, 9/1/2020	110	110

Series 2019, Rev., 4.00%, 9/1/2021	150	155

Series 2019, Rev., 4.00%, 9/1/2022	125	133

Series 2019, Rev., 4.00%, 9/1/2023	270	296

Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	50

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	428

Rev., 4.00%, 12/1/2023	450	499

Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	145

Ellis County Educational Facilities Authority

Rev., 3.00%, 3/1/2022	725	753

Rev., 3.00%, 3/1/2023	730	773

Garvin County Educational Facilities Authority

Rev., 4.00%, 9/1/2021	125	129

Rev., 4.00%, 9/1/2022	135	144

Rev., 4.00%, 9/1/2023	110	121

Rev., 4.00%, 9/1/2024	160	181

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	259

Rev., 4.00%, 9/1/2022	200	214

Rev., 4.00%, 9/1/2023	300	330

Rev., 4.00%, 9/1/2024	245	276

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	171

Rev., 3.00%, 3/1/2023	385	407

Rev., 3.00%, 3/1/2024	270	292

Muskogee Industrial Trust Rev., 5.00%, 9/1/2023	900	1,013

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority Rev., AMT, 1.63%, 7/6/2023	4,885	4,872

Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.37%, 10/1/2020 (c)	2,375	2,379

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2021 (d)	20	20

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 2.00%, 9/1/2020	70	70

Rev., 5.00%, 9/1/2021	325	340

Rev., 2.00%, 9/1/2022	125	128

Rev., 4.00%, 9/1/2023	175	191

Rev., 4.00%, 9/1/2024	435	488

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	233

Rev., 4.00%, 9/1/2023	525	573

Total Oklahoma		22,159

Oregon — 0.8%

City of Portland GO, TAN, 3.00%, 1/6/2021	31,290	31,595

County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	1,943

Salem-Keizer School District No. 24J

GO, 4.00%, 6/15/2021	175	180

GO, 5.00%, 6/15/2021	500	519

State of Oregon Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.09%, 9/10/2020 (c)	3,500	3,500

State of Oregon Housing & Community Services Department Rev., 1.45%, 6/1/2022 (c)	3,350	3,422

Total Oregon		41,159

Pennsylvania — 6.9%

Allentown City School District, Limited Tax GO, TRAN, 2.38%, 3/31/2021	3,150	3,150

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	211

Ambridge Borough Water Authority

Rev., 3.00%, 11/15/2020	195	197

Rev., 4.00%, 11/15/2021	160	167

Rev., 4.00%, 11/15/2022	175	188

Rev., 4.00%, 11/15/2023	175	194

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	388

Series 2019A, GO, 4.00%, 9/1/2023	385	424

Series 2019A, GO, 4.00%, 9/1/2024	450	510

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Armstrong School District

Series A, GO, 3.00%, 3/15/2021	230	233

Series B, GO, 3.00%, 3/15/2021	105	106

Series A, GO, 3.00%, 3/15/2022	235	244

Series B, GO, 3.00%, 3/15/2022	300	312

Series A, GO, 3.00%, 3/15/2023	240	255

Series B, GO, 3.00%, 3/15/2023	400	425

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2021	400	405

Series 2020A, Rev., 5.00%, 2/1/2022	500	519

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,377

Series 2020A, Rev., 5.00%, 2/1/2024	425	459

Series 2020A, Rev., 5.00%, 2/1/2025	600	661

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,134

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,843

Big Beaver Falls Area School District

GO, 4.00%, 3/15/2022	1,155	1,217

GO, 5.00%, 3/15/2023	1,200	1,329

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	103

Series A, GO, 4.00%, 3/15/2023	200	216

Butler Area School District GO, AGM, 4.00%, 10/1/2020	865	868

Carmichaels Area School District

GO, 4.00%, 9/1/2022	190	203

GO, 4.00%, 9/1/2023	150	164

Charleroi Borough Authority, Water System

Rev., AGM, 3.00%, 12/1/2020	305	307

Rev., AGM, 4.00%, 12/1/2021	225	235

Rev., AGM, 4.00%, 12/1/2022	165	178

Rev., AGM, 4.00%, 12/1/2023	225	250

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	246

Series 2020A, Rev., 3.00%, 9/1/2024	215	234

Series 2020A, Rev., 5.00%, 9/1/2025	250	301

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2020	315	318

GO, AGM, 5.00%, 12/1/2021	265	280

GO, AGM, 5.00%, 12/1/2022	200	220

GO, AGM, 5.00%, 12/1/2023	300	342

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

City of Lebanon Authority

Rev., 4.00%, 12/15/2020	405	409

Rev., 4.00%, 12/15/2021	240	251

Rev., 4.00%, 12/15/2022	275	298

Rev., 4.00%, 12/15/2023	360	402

City of Philadelphia Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 0.07%, 9/10/2020 (c)	15,940	15,940

Series 2012A, GO, 5.00%, 9/15/2021	45	47

Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,150

City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (d)	1,465	1,614

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	377

Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2021	535	552

Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2021	70	71

Series A, GO, AGM, 2.00%, 5/15/2022	70	72

Series A, GO, AGM, 2.00%, 5/15/2023	70	73

Cornell School District

GO, AGM, 2.00%, 9/1/2020	200	200

GO, AGM, 2.00%, 9/1/2021	200	203

GO, AGM, 4.00%, 9/1/2022	200	214

County of Armstrong

GO, AGM, 3.00%, 6/1/2021	370	377

Series A, GO, 4.00%, 6/1/2021	230	236

GO, AGM, 4.00%, 6/1/2022	380	405

Series A, GO, 4.00%, 6/1/2022	430	458

GO, AGM, 4.00%, 6/1/2023	225	246

Series A, GO, 5.00%, 6/1/2023	225	253

GO, AGM, 4.00%, 6/1/2024	230	259

GO, AGM, 4.00%, 6/1/2025	240	277

County of Lackawanna

Series 2020A, GO, 1.00%, 9/15/2020	300	300

Series 2020A, GO, 3.00%, 3/15/2021	200	203

Series 2020A, GO, 4.00%, 3/15/2022	200	211

Series 2020B, GO, 4.00%, 9/1/2022	135	145

Series 2020A, GO, 4.00%, 3/15/2023	200	218

Series 2020B, GO, 4.00%, 9/1/2023	305	337

Series 2020A, GO, 4.00%, 3/15/2024	300	336

Series 2020B, GO, 4.00%, 9/1/2024	680	772

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2020A, GO, 4.00%, 3/15/2025	300	345

Series 2020B, GO, 4.00%, 9/1/2025	685	796

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,708

County of Somerset

GO, 2.00%, 10/1/2020	225	225

GO, 2.00%, 10/1/2021	285	289

GO, 2.00%, 10/1/2022	340	351

GO, 2.00%, 10/1/2023	335	349

GO, 2.00%, 10/1/2024	300	316

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,631

Dallas School District

Series 2019, GO, AGM, 4.00%, 10/15/2020	290	291

Series 2019, GO, AGM, 4.00%, 10/15/2021	275	285

Series 2019, GO, AGM, 4.00%, 10/15/2022	300	319

Series 2019, GO, AGM, 5.00%, 10/15/2023	175	197

Series 2019, GO, AGM, 5.00%, 10/15/2024	325	377

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	4,990	4,990

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	521

General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/10/2020 (c)	16,000	16,000

Iroquois School District

GO, 3.00%, 10/1/2020	185	185

GO, 4.00%, 10/1/2021	300	312

GO, 4.00%, 10/1/2022	390	419

GO, 4.00%, 10/1/2023	200	221

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	196

Lackawanna County Industrial Development Authority, University of Scranton

Rev., 4.00%, 11/1/2020	100	101

Rev., 5.00%, 11/1/2021	1,000	1,049

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	984

Lycoming County Water & Sewer Authority

Rev., AGM, 2.00%, 11/15/2020	225	226

Rev., AGM, 4.00%, 11/15/2021	245	255

Rev., AGM, 4.00%, 11/15/2022	200	215

Rev., AGM, 4.00%, 11/15/2023	150	166

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/1/2020	145	145

Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	126

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	129

Middletown Township Sewer Authority

Rev., 3.00%, 10/1/2020	270	271

Rev., 4.00%, 10/1/2021	330	343

Rev., 4.00%, 10/1/2022	265	284

Rev., 4.00%, 10/1/2023	210	232

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	311

Rev., 5.00%, 4/1/2023	300	317

Rev., 5.00%, 4/1/2024	300	323

Rev., 5.00%, 4/1/2025	250	273

Rev., 5.00%, 4/1/2026	165	183

Montgomery County Industrial Development Authority, Meadowood Senior Living Project

Series A, Rev., 3.00%, 12/1/2020	250	250

Series A, Rev., 3.00%, 12/1/2021	250	252

Montour School District GO, 3.00%, 10/1/2023	200	215

Muncy School District GO, 4.00%, 5/15/2023	345	377

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,335

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2020	275	277

Series A, GO, 3.00%, 12/1/2021	340	352

Series A, GO, 3.00%, 12/1/2022	345	363

Series A, GO, 3.00%, 12/1/2023	305	329

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	104

Series 2019AA, GO, 4.00%, 9/1/2022	150	161

Series 2019AA, GO, 4.00%, 9/1/2023	200	220

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2021	150	152

GO, AGM, 2.00%, 6/1/2022	320	329

GO, AGM, 3.00%, 6/1/2023	330	351

Northwestern Lehigh School District

Series 2019, GO, 5.00%, 2/15/2021	155	158

Series 2019, GO, 5.00%, 2/15/2023	680	756

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,814

GO, 4.00%, 10/1/2023	1,790	1,978

GO, 4.00%, 10/1/2024	1,855	2,106

GO, 5.00%, 10/1/2025	4,615	5,585

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority

Series AX, Rev., AGM, 5.00%, 6/15/2021	5,935	6,153

Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,488

Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c) (d)	2,500	2,541

Pennsylvania Turnpike Commission

Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	20,000	20,000

Series 2nd, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	22,940	22,940

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 9/10/2020 (b)	18,000	17,922

Series A, Rev., 5.00%, 12/1/2022	1,000	1,099

Series A, Rev., 5.00%, 12/1/2023	1,000	1,142

Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2020 (d)	30	30

Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	111

Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	8,395	8,395

Philadelphia Gas Works Co. Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	20,300	20,300

Pittsburgh School District

Series 2019, GO, 5.00%, 9/1/2022	1,690	1,853

Series 2019, GO, 5.00%, 9/1/2023	1,810	2,060

Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2022	250	273

Punxsutawney Area School District

Series 2020A, GO, AGM, 4.00%, 10/15/2020	215	216

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	327

Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	319

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	286

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	178

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2020	600	600

Rev., TRAN, 4.00%, 6/30/2021	71,120	73,282

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2019A, GO, 5.00%, 9/1/2021	800	834

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,141

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,186

School District of the City of Erie (The)

Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	410

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	348

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	350

Selinsgrove Area School District

Series A, GO, 2.00%, 9/1/2020	100	100

Series A, GO, 2.00%, 3/1/2021	5	5

Series B, GO, 3.00%, 3/1/2021	110	111

Series A, GO, 2.00%, 9/1/2021	125	127

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	135

Series A, GO, 2.00%, 9/1/2022	400	414

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	101

Series A, GO, 2.00%, 9/1/2023	585	614

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2021	500	517

Rev., 5.00%, 6/1/2022	500	540

Rev., 5.00%, 6/1/2023	750	842

Rev., 5.00%, 6/1/2024	755	879

Rev., 5.00%, 6/1/2025	1,250	1,504

Rev., 5.00%, 6/1/2026	750	927

Spring-Benner-Walker Joint Authority Rev., 4.00%, 9/1/2024	440	496

State Public School Building Authority, Community College of Philadelphia Project

Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	305

Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	334

Steel Valley School District

Series 2019B, GO, 3.00%, 11/1/2021	230	236

Series 2019B, GO, 4.00%, 11/1/2022	240	257

Series 2019B, GO, 4.00%, 11/1/2023	250	275

Steelton-Highspire School District

GO, 4.00%, 11/15/2022	60	64

GO, 4.00%, 11/15/2023	85	94

Township of Butler PA/Luzerne County

GO, 1.10%, 10/1/2020	1,100	1,101

GO, 4.00%, 10/1/2021	475	493

GO, 5.00%, 10/1/2022	250	273

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, 5.00%, 10/1/2023	260	296

GO, 5.00%, 10/1/2024	275	324

Township of East Pennsboro, Cumberland County

Series 2019, GO, 3.00%, 9/1/2020	150	150

Series 2019, GO, 3.00%, 9/1/2021	190	196

Series 2019, GO, 3.00%, 9/1/2022	175	184

Township of Rostraver

GO, AGM, 3.00%, 9/1/2020	140	140

GO, AGM, 4.00%, 9/1/2021	100	104

University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 0.33%, 9/10/2020 (b)	11,510	11,496

University of Pittsburgh-of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.45%, 9/10/2020 (b)	47,000	46,885

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2020	125	125

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	293

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	214

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	237

Waynesboro Area School District, Franklin County

Series 2019, GO, 5.00%, 10/1/2020	485	487

Series 2019, GO, 5.00%, 10/1/2021	580	608

Series 2019, GO, 5.00%, 10/1/2022	305	334

Series 2019, GO, 5.00%, 10/1/2023	320	365

Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	128

Wyalusing Area School District, Bradford and Wyoming Counties

Series 2019, GO, AGM, 4.00%, 4/1/2021	375	383

Series 2019, GO, AGM, 4.00%, 4/1/2022	315	332

Series 2019, GO, AGM, 4.00%, 4/1/2023	400	436

Total Pennsylvania		382,865

Rhode Island — 0.3%

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	128

Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	191

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	221

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	225

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	75

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	418

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Providence Public Building Authority, Capital Improvement Series A, Rev., 5.00%, 9/15/2020	200	200

Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Series 2005A, Rev., VRDO, LIQ: HSBC Bank USA NA, 0.08%, 9/10/2020 (c)	3,560	3,560

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (c)	12,105	12,105

Rhode Island Turnpike & Bridge Authority

Series 2019A, Rev., 5.00%, 10/1/2021	300	313

Series 2019A, Rev., 5.00%, 10/1/2023	125	140

Total Rhode Island		17,592

South Carolina — 0.3%

Chester Sewer District

Rev., 3.00%, 6/1/2021	110	112

Rev., 4.00%, 6/1/2023	75	82

Educational Facilities Authority, Wofford College Series B, Rev., 2.37%, 4/1/2022 (c)	500	514

Laurens County Water & Sewer Commission Rev., BAN, 1.38%, 2/1/2022	7,000	7,052

South Carolina Jobs-Economic Development Authority Series 2020A, Rev., 4.00%, 11/15/2023	130	131

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	507

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	608

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.55%, 10/1/2020 (b)	9,950	9,880

Total South Carolina		18,886

South Dakota — 0.0% (f)

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	400

Tennessee — 1.0%

Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,008

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Knox County Health Educational & Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	656

Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., 1.80%, 5/1/2021 (c)	800	807

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,940

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (c)	10,000	10,051

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,026

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,509

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	425	428

Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (c)	3,500	3,512

Shelby County Health Educational & Housing Facilities Board Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,907

Tennergy Corp. Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,701

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2021	730	747

Total Tennessee		52,292

Texas — 7.5%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	666

Rev., PSF-GTD, 3.00%, 8/15/2023	655	702

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	236

Series 2018C, Rev., 5.00%, 8/1/2025	200	243

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2021	160	163

Rev., 5.00%, 2/1/2022	165	176

Rev., 5.00%, 2/1/2023	170	190

Austin Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (d)	30	31

Avery Ranch Road District No. 1

Series 2019, GO, 3.00%, 8/15/2022	615	647

Series 2019, GO, 3.00%, 8/15/2023	810	871

Big Oaks Municipal Utility District, Waterworks & Sewer System

GO, AGM, 3.00%, 3/1/2021	335	339

GO, AGM, 3.00%, 3/1/2022	345	359

GO, AGM, 3.00%, 3/1/2023	905	959

Bridgestone Municipal Utility District

Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,497

Series A, GO, AGM, 2.00%, 5/1/2022	110	113

Series A, GO, AGM, 3.00%, 5/1/2023	85	90

Brushy Creek Municipal Utility District

GO, 3.00%, 6/1/2021	200	204

GO, 3.00%, 6/1/2022	235	246

GO, 3.00%, 6/1/2023	250	265

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,519

City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,657

City of El Paso Series 2020A, GO, 5.00%, 8/15/2021	600	627

GO, 5.00%, 8/15/2022	400	437

GO, 5.00%, 8/15/2023	515	587

GO, 5.00%, 8/15/2024	700	829

Series 2020A, GO, 5.00%, 8/15/2024	275	326

City of Galveston

GO, 3.00%, 5/1/2021	130	132

GO, 4.00%, 5/1/2022	590	628

City of Grand Prairie GO, 5.00%, 2/15/2021	20	20

City of Houston Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	12,500	12,500

City of Houston, Combined Utility System, First Lien Series B-2, Rev., VRDO, LOC:

Citibank NA, 0.09%, 9/10/2020 (c)	22,500	22,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Irving, Hotel Occupancy

Rev., 5.00%, 8/15/2021	25	25

Rev., 5.00%, 8/15/2022	50	52

Rev., 5.00%, 8/15/2023	50	52

City of Kenedy, Certificates of Obligation

GO, 4.00%, 5/1/2021	130	133

GO, 4.00%, 5/1/2022	120	127

GO, 4.00%, 5/1/2023	125	137

City of Laredo GO, 5.00%, 2/15/2021	725	741

City of Laredo, Waterworks & Sewer System Rev., 5.00%, 3/1/2021	125	128

City of Port Arthur

GO, AGM, 3.00%, 2/15/2021	350	354

Series 2020A, GO, AGM, 3.00%, 2/15/2021	970	982

GO, AGM, 3.00%, 2/15/2022	765	796

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	369

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	396

GO, AGM, 5.00%, 2/15/2023	910	1,011

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	438

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	476

City of Sulphur Springs

Series 2019, GO, AGM, 3.00%, 9/1/2020	100	100

Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103

Series 2019, GO, AGM, 3.00%, 9/1/2022	520	548

City of Universal City

GO, 4.00%, 8/15/2021	140	145

GO, 4.00%, 8/15/2022	145	156

GO, 2.00%, 8/15/2023	230	240

Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	465

Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	31

County of Bexar, Tax Exempt Revenue Project

Rev., 5.00%, 8/15/2022	275	295

Rev., 5.00%, 8/15/2023	275	305

County of Kaufman

Series 2020A, GO, 5.00%, 2/15/2022	250	267

GO, 5.00%, 2/15/2023	155	173

Series 2020A, GO, 5.00%, 2/15/2023	110	123

GO, 5.00%, 2/15/2024	210	243

Series 2020A, GO, 5.00%, 2/15/2024	125	145

GO, 5.00%, 2/15/2025	255	306

Series 2020A, GO, 5.00%, 2/15/2025	130	156

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

County of La Salle GO, AGM, 5.00%, 3/1/2021	345	353

County of La Salle, Unlimited Tax GO, AGM, 5.00%, 3/1/2021	2,135	2,186

Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	105

Cypress Hill Municipal Utility District No. 1

GO, 2.00%, 9/1/2020	30	30

GO, 2.00%, 9/1/2021	290	295

GO, 2.00%, 9/1/2022	190	196

GO, 3.00%, 9/1/2023	270	289

Duncanville Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2026	8,335	9,909

Florence Independent School District

GO, PSF-GTD, 3.00%, 8/15/2026	230	240

GO, PSF-GTD, 3.00%, 8/15/2027	115	120

Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	428

Fort Bend County Municipal Utility District No. 116

Series 2019, GO, 3.00%, 9/1/2021	330	339

Series 2019, GO, 3.00%, 9/1/2022	460	483

Series 2019, GO, 3.00%, 9/1/2023	450	482

Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	195

Grand Parkway Transportation Corp. Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	24,100

Greenhawe Water Control & Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	200

GO, AGM, 3.00%, 9/1/2023	200	214

Harris County Cultural Education Facilities Finance Corp.

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.51%, 9/10/2020 (b)	10,000	9,938

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.66%, 9/10/2020 (b)	9,000	8,947

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,847

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,868

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,544

Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series A, Rev., 5.00%, 10/1/2020	3,255	3,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	6,251

Harris County Fresh Water Supply District No. 61

Series 2019, GO, AGM, 4.00%, 9/1/2023	445	490

Series 2019, GO, AGM, 3.00%, 9/1/2024	695	758

Harris County Municipal Utility District No. 096

Series 2019, GO, 2.00%, 9/1/2021	185	188

Series 2019, GO, 2.00%, 9/1/2023	195	203

Harris County Municipal Utility District No. 152

GO, AGM, 3.00%, 8/1/2022	280	293

GO, AGM, 3.00%, 8/1/2023	400	426

Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	451

Harris County Municipal Utility District No. 276

GO, 3.00%, 9/1/2022	365	384

GO, 3.00%, 9/1/2023	745	796

Harris County Municipal Utility District No. 281

Series 2019, GO, 2.00%, 9/1/2020	135	135

Series 2019, GO, 2.00%, 9/1/2021	130	132

Series 2019, GO, 2.00%, 9/1/2022	300	309

Series 2019, GO, 2.00%, 9/1/2023	305	319

Harris County Municipal Utility District No. 374

Series 2019, GO, 3.00%, 9/1/2021	100	103

Series 2019, GO, 3.00%, 9/1/2022	145	152

Series 2019, GO, 3.00%, 9/1/2023	115	123

Harris County Municipal Utility District No. 391

GO, 3.00%, 9/1/2020	95	95

GO, 3.00%, 9/1/2021	375	385

GO, 3.00%, 9/1/2023	400	425

Harris County Municipal Utility District No. 419

GO, 3.00%, 9/1/2020	75	75

GO, 3.00%, 9/1/2021	70	72

GO, 3.00%, 9/1/2022	175	184

GO, 3.00%, 9/1/2023	455	486

Harris County Municipal Utility District No. 55

GO, 2.00%, 2/1/2021	470	473

GO, 3.00%, 2/1/2022	260	270

GO, 3.00%, 2/1/2023	785	831

Harris County Toll Road Authority (The) Series A, Rev., 5.00%, 8/15/2021	1,500	1,568

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Water Control & Improvement District No. 119

GO, AGM, 2.00%, 10/1/2021	835	849

GO, AGM, 3.00%, 10/1/2022	365	384

GO, AGM, 3.00%, 10/1/2023	375	403

Hunters Glen Municipal Utility District, Waterworks & Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	336

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	617

La Joya Independent School District

GO, AGM, 4.00%, 2/15/2021	380	387

GO, AGM, 4.00%, 2/15/2022	390	411

GO, AGM, 4.00%, 2/15/2023	420	456

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	131

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (c)	1,300	1,300

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2011, Rev., VRDO, 0.03%, 9/1/2020 (c)	5,900	5,900

Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	310

Matagorda County Navigation District No. 1, Pollution Control Rev., VRDO, AMT, 1.75%, 5/1/2030 (c)	4,000	4,000

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,737

McLennan County Junior College District

Rev., AGM, 3.00%, 4/15/2021	350	356

Rev., AGM, 3.00%, 4/15/2022	100	104

Montgomery County Municipal Utility District No. 94

GO, 2.00%, 10/1/2020	20	20

GO, 2.00%, 10/1/2021	60	61

GO, 2.00%, 10/1/2022	185	191

GO, 2.00%, 10/1/2023	185	194

New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,537

New Hope Cultural Education Facilities Finance Corp.

Series 2020A, Rev., 2.10%, 1/1/2023	90	87

Series 2020A, Rev., 2.20%, 1/1/2024	180	173

Series 2020A, Rev., 2.25%, 1/1/2025	315	299

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2020	675	676

Rev., 5.00%, 10/1/2021	1,425	1,448

Rev., 5.00%, 10/1/2022	1,495	1,538

North Texas Tollway Authority

Series B, Rev., 4.00%, 1/1/2022	800	839

Series B, Rev., 5.00%, 1/1/2023	5,000	5,534

Series B, Rev., 5.00%, 1/1/2024	5,500	6,293

Northside Independent School District, School Building GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,072

Northwest Harris County Municipal Utility District No. 19

GO, AGM, 2.00%, 10/1/2020	40	40

GO, AGM, 2.00%, 10/1/2021	100	102

GO, AGM, 2.00%, 10/1/2022	100	103

GO, AGM, 2.00%, 10/1/2023	105	109

Pecan Grove Municipal Utility District

Series 2019, GO, 4.00%, 9/1/2021	560	581

GO, AGM, 3.00%, 9/1/2022	195	205

Series 2019, GO, 4.00%, 9/1/2022	710	762

GO, AGM, 3.00%, 9/1/2023	345	371

Series 2019, GO, 4.00%, 9/1/2023	740	818

GO, AGM, 3.00%, 9/1/2024	600	659

Permanent University Fund — University of Texas System

Series 2008A, Rev., VRDO, 0.06%, 9/10/2020 (c)	26,230	26,230

Series 2008A, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.06%, 9/10/2020 (c)	24,100	24,100

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,375

Port Beaumont Navigation District Rev., 4.00%, 9/1/2020	155	155

Robstown Independent School District

GO, PSF-GTD, 2.00%, 2/15/2021	325	328

GO, PSF-GTD, 2.00%, 2/15/2022	325	333

GO, PSF-GTD, 3.00%, 2/15/2023	650	692

GO, PSF-GTD, 3.00%, 2/15/2024	360	391

Sienna Plantation Municipal Utility District No. 3

GO, 2.00%, 3/1/2021	200	202

GO, 2.00%, 3/1/2022	225	230

GO, 2.00%, 3/1/2023	185	192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

State of Texas Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/10/2020 (c)	12,050	12,050

Rev., TRAN, 4.00%, 8/26/2021	119,090	123,534

State of Texas, Veterans GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.13%, 9/10/2020 (c)	18,550	18,550

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/10/2020 (c)	5,985	5,985

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.10%, 9/10/2020 (c)	1,175	1,175

Town of Horizon City

Series 2019, GO, AGM, 3.00%, 8/15/2021	300	308

Series 2019, GO, AGM, 3.00%, 8/15/2022	170	179

Series 2019, GO, AGM, 4.00%, 8/15/2023	230	254

Travis County Municipal Utility District No. 4

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	424

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	695

Travis County Water Control & Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 3.00%, 5/1/2024 (g)	400	434

GO, 4.00%, 5/1/2025 (g)	300	345

GO, 4.00%, 5/1/2026 (g)	280	327

University of Texas (The), Board of Regents, Financing System Series 2016D, Rev., 5.00%, 8/15/2021	25	26

University of Texas System (The) Series 2008B, Rev., VRDO, LIQ:

University of Texas Investment Management Co. (The), 0.06%, 9/10/2020 (c)	1,495	1,495

Williamson County Municipal Utility District No. 11

GO, AGM, 4.00%, 8/1/2021	140	145

GO, AGM, 4.00%, 8/1/2022	110	117

Total Texas		414,504

Utah — 0.1%

City of Lehi, Electric Utility Series 2018, Rev., 5.00%, 6/1/2021	75	78

City of Murray, Sales Tax

Series 2018, Rev., 3.00%, 11/15/2020	235	236

Series 2018, Rev., 4.00%, 11/15/2021	150	157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.10%, 9/10/2020 (c)	5,000	5,000

Utah Charter School Finance Authority

Series A, Rev., 5.00%, 4/15/2021	40	41

Series A, Rev., 5.00%, 4/15/2022	35	38

Series A, Rev., 5.00%, 4/15/2023	85	94

Utah Charter School Finance Authority, Utah Charter Academies Project

Rev., 3.00%, 10/15/2020	220	221

Rev., 4.00%, 10/15/2021	305	316

West Valley City Municipal Building Authority Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	92

Total Utah		6,273

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.10%, 9/10/2020 (c)	10,000	10,000

Virginia — 3.1%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,397

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,034

Rev., 5.00%, 7/1/2024	885	1,024

Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,534

Fairfax County EDA, Smithsonian Institution Issue Series A, Rev., VRDO, LIQ: Northern Trust Co., 0.08%, 9/10/2020 (c)	22,425	22,425

Fairfax County Industrial Development Authority, Health Care System Series 2016C, Rev., VRDO, 0.09%, 9/10/2020 (c)	9,500	9,500

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 0.09%, 9/10/2020 (c)	49,305	49,305

Halifax County Industrial Development Authority, Virginia Electric and Power Company Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	7,997

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003B, Rev., VRDO, 0.09%, 9/10/2020 (c)	18,650	18,650

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Peninsula Ports Authority Rev., 1.70%, 10/1/2022 (c)	1,550	1,567

Rockingham County Economic Development Authority

Series 2020A, Rev., 4.00%, 12/1/2020	280	281

Series 2020A, Rev., 4.00%, 12/1/2021	270	275

Series 2020A, Rev., 4.00%, 12/1/2022	295	305

Series 2020A, Rev., 4.00%, 12/1/2023	100	105

Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	7,685

Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/2021	5,000	5,170

Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	26

Wise County Industrial Development Authority Series 2009-A, Rev., VRDO, 2.15%, 9/1/2020 (c)	7,500	7,500

Wise County Industrial Development Authority, Virginia Electric And Power Company Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	21,000	20,931

York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,261

Total Virginia		167,972

Washington — 1.4%

Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	20

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21

City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	25

Douglas County Public Utility District No. 1 Series B, Rev., 4.00%, 9/1/2021	25	26

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	125

Rev., 4.00%, 1/1/2023	100	108

Rev., 5.00%, 1/1/2024	120	137

King County School District No. 407 Riverview GO, 4.00%, 12/1/2023	500	559

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79

Pend Oreille County, Public Hospital District No. 1 GO, 3.00%, 12/1/2020	155	156

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Port of Tacoma, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/10/2020 (c)	29,980	29,980

Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	350

Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	25

Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	172

State of Washington Series 2012C, GO, 5.00%, 6/1/2041	12,455	12,879

Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	25

Washington Health Care Facilities Authority, Catholic Health Initiatives

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 1.09%, 9/10/2020 (b)	5,000	4,988

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.49%, 9/10/2020 (b)	10,000	9,862

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,383

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,305

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	3,500	3,265

Total Washington		76,490

West Virginia — 0.2%

Berkeley County Board of Education

GO, 3.00%, 5/1/2021	395	402

GO, 4.00%, 5/1/2022	600	635

GO, 5.00%, 5/1/2025	360	432

West Virginia Economic Development Authority, Appalachian Power Co. — Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,921

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,629

Total West Virginia		11,019

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 1.2%

Big Foot Union High School District

Series 2019, GO, 4.00%, 3/1/2021	130	133

Series 2019, GO, 4.00%, 3/1/2022	100	105

Series 2019, GO, 4.00%, 3/1/2023	115	125

City of Fort Atkinson

GO, 3.00%, 2/1/2021	115	116

GO, 3.00%, 2/1/2022	120	124

GO, 4.00%, 2/1/2023	230	251

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	530

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	685

City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,012

City of Middletown GO, 3.00%, 3/1/2021	355	360

City of Oak Creek

GO, 3.00%, 4/1/2021	335	340

GO, 3.00%, 4/1/2022	135	141

GO, 3.00%, 4/1/2023	180	192

City of Racine

Series 2019B, GO, 4.00%, 6/1/2021	120	123

Series 2019B, GO, 4.00%, 12/1/2021	165	174

Series 2019B, GO, 4.00%, 12/1/2022	145	156

Series 2019B, GO, 5.00%, 12/1/2023	125	142

City of Shawano, Promissory Notes

Series 2019, GO, 3.00%, 4/1/2021	250	255

Series 2019, GO, 3.00%, 4/1/2022	140	146

Series 2019, GO, 3.00%, 4/1/2023	150	159

City of Watertown

GO, 3.00%, 6/1/2023	125	134

GO, 3.00%, 6/1/2024	425	464

City of Waukesha

Series 2019C, GO, 3.00%, 10/1/2020	575	575

Series 2019C, GO, 3.00%, 10/1/2021	450	464

Series 2019C, GO, 3.00%, 10/1/2022	425	449

Series 2019C, GO, 3.00%, 10/1/2023	350	378

County of Douglas

GO, 5.00%, 2/1/2021	350	357

GO, 5.00%, 2/1/2022	520	555

County of Manitowoc

GO, AGM, 3.00%, 4/1/2021	350	355

GO, AGM, 3.00%, 4/1/2022	875	911

GO, AGM, 3.00%, 11/1/2022	50	53

GO, AGM, 3.00%, 4/1/2023	895	951

GO, AGM, 3.00%, 11/1/2023	150	161

GO, AGM, 4.00%, 4/1/2024	680	763

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

County of Rusk

GO, 3.00%, 3/1/2021	200	203

GO, 3.00%, 3/1/2022	130	135

GO, 3.00%, 3/1/2023	260	276

GO, 3.00%, 3/1/2024	270	292

Eleva-Strum School District GO, 3.00%, 4/1/2021	450	457

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2021	50	50

GO, 2.00%, 4/1/2022	105	108

GO, 2.00%, 4/1/2023	130	135

Gibraltar Area School District

GO, 4.00%, 3/1/2021	700	713

GO, 4.00%, 3/1/2022	315	333

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 3/1/2022	75	78

Series 2019A, GO, 3.00%, 3/1/2023	110	116

Series 2019A, GO, 3.00%, 3/1/2024	405	437

Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	57

Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	435

Poynette School District

GO, 3.00%, 4/1/2021	100	102

GO, 3.00%, 4/1/2022	340	355

GO, 3.00%, 4/1/2023	265	282

Randall Consolidated School Joint No. 1 GO, 4.00%, 3/1/2021	175	178

Village of DeForest Series C, Rev., RAN, 3.00%, 5/1/2023	4,865	4,953

Village of Howard Rev., RAN, 2.00%, 12/1/2021	6,965	6,993

Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	276

Village of Mount Pleasant

Series 2019A, GO, 3.00%, 3/1/2021	285	289

Series 2019A, GO, 3.00%, 3/1/2022	265	274

Series 2019A, GO, 5.00%, 3/1/2023	380	423

Wisconsin Department of Transportation Series 1, Rev., 5.00%, 7/1/2021	25	26

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group

Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.44%, 9/10/2020 (b)	21,865	21,823

Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,358

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2020	155	155

Series 2017A, Rev., 5.00%, 9/1/2021	160	165

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	115

Rev., 4.00%, 3/15/2023	120	126

Rev., 4.00%, 3/15/2024	120	129

Rev., 4.00%, 3/15/2025	125	137

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	3,907

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2021	130	132

GO, AGM, 4.00%, 3/1/2022	260	274

GO, AGM, 4.00%, 3/1/2023	280	306

Total Wisconsin		63,442

Total Municipal Bonds (Cost $5,080,639)		5,097,481

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.9%

U.S. Treasury Notes

1.13%, 2/28/2022 (Cost $100,702)	100,000	101,457

	SHARES (000)
Short-Term Investments — 13.0%

Investment Companies — 13.0%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $713,341)	712,915	713,414

Total Investments — 107.9% (Cost $5,894,682)		5,912,352
Liabilities in Excess of Other Assets — (7.9)%		(434,394)

NET ASSETS — 100.0%		5,477,958

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association

SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	103

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Municipal Fund		JPMorgan Short- Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
ASSETS:
Investments in non-affiliates, at value	$485,416		$1,562,403		$280,183
Investments in affiliates, at value	17,242		186,193		21,512
Receivables:
Investment securities sold	1,851		2		453
Investment securities sold — delayed delivery securities	3,398		1,385		175
Fund shares sold	1,430		6,902		276
Interest from non-affiliates	5,448		14,534		2,862
Dividends from affiliates	1		9		1

Total Assets	514,786		1,771,428		305,462

LIABILITIES:
Payables:
Due to custodian	—		—	(a)	6
Investment securities purchased	8,788		25,633		—
Investment securities purchased — delayed delivery securities	4,532		13,932		2,780
Fund shares redeemed	1,493		2,928		372
Accrued liabilities:
Investment advisory fees	117		219		58
Administration fees	19		21		7
Distribution fees	60		17		32
Service fees	23		46		20
Custodian and accounting fees	26		33		17
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		1
Other	84		77		60

Total Liabilities	15,142		42,907		3,353

Net Assets	$499,644		$1,728,521		$302,109

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
NET ASSETS:
Paid-in-Capital	$501,685	$1,681,983	$288,983
Total distributable earnings (loss)	(2,041)	46,538	13,126

Total Net Assets	$499,644	$1,728,521	$302,109

Net Assets:
Class A	$169,070	$71,587	$115,463
Class C	36,667	4,955	11,659
Class I	274,219	747,249	108,647
Class R6	19,688	904,730	66,340

Total	$499,644	$1,728,521	$302,109

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	15,135	6,610	11,559
Class C	3,290	453	1,179
Class I	24,552	68,627	10,959
Class R6	1,762	83,123	6,694
Net Asset Value (a):
Class A — Redemption price per share	$11.17	$10.83	$9.99
Class C — Offering price per share (b)	11.15	10.93	9.89
Class I — Offering and redemption price per share	11.17	10.89	9.91
Class R6 — Offering and redemption price per share	11.17	10.88	9.91
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.61	$11.08	$10.38

Cost of investments in non-affiliates	$482,340	$1,502,004	$266,408
Cost of investments in affiliates	17,242	186,178	21,510

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	105

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$544,544		$5,198,938
Investments in affiliates, at value	15,282		713,414
Deposits at broker for futures contracts	239		—
Receivables:
Investment securities sold	317		921
Investment securities sold — delayed delivery securities	895		380
Fund shares sold	1,508		35,949
Interest from non-affiliates	5,250		20,248
Dividends from affiliates	1		50
Due from adviser	—		58

Total Assets	568,036		5,969,958

LIABILITIES:
Payables:
Due to custodian	—		49,989
Investment securities purchased	3,000		362,203
Investment securities purchased — delayed delivery securities	—		7,815
Fund shares redeemed	318		70,722
Variation margin on futures contracts	3		—
Accrued liabilities:
Investment advisory fees	126		—
Administration fees	26		—
Distribution fees	69		40
Service fees	12		1,043
Custodian and accounting fees	28		78
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4
Other	56		106

Total Liabilities	3,638		492,000

Net Assets	$564,398		$5,477,958

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$539,195	$5,467,704
Total distributable earnings (loss)	25,203	10,254

Total Net Assets	$564,398	$5,477,958

Net Assets:
Class A	$255,242	$193,026
Class C	24,062	—
Class I	168,187	5,284,932
Class R6	116,907	—

Total	$564,398	$5,477,958

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	20,552	19,164
Class C	1,955	—
Class I	13,602	525,064
Class R6	9,457	—

Net Asset Value (a):
Class A — Redemption price per share	$12.42	$10.07
Class C — Offering price per share (b)	12.31	—
Class I — Offering and redemption price per share	12.36	10.07
Class R6 — Offering and redemption price per share	12.36	—
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.90	$10.30

Cost of investments in non-affiliates	$507,902	$5,181,341
Cost of investments in affiliates	15,276	713,341

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	107

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
INVESTMENT INCOME:
Interest income from non-affiliates	$8,722	$16,835	$3,419
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	2	—	—
Dividend income from affiliates	48	105	18

Total investment income	8,772	16,940	3,437

EXPENSES:
Investment advisory fees	830	2,046	425
Administration fees	178	614	106
Distribution fees:
Class A	204	71	129
Class C	134	20	45
Service fees:
Class A	204	71	129
Class C	45	7	15
Class I	336	816	133
Custodian and accounting fees	66	91	32
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	46	42	28
Trustees’ and Chief Compliance Officer’s fees	14	16	14
Printing and mailing costs	10	41	9
Registration and filing fees	74	48	45
Transfer agency fees (See Note 2.I.)	4	12	3
Other	3	12	5

Total expenses	2,148	3,907	1,118

Less fees waived	(617)	(1,976)	(341)
Less expense reimbursements	(51)	(1)	—

Net expenses	1,480	1,930	777

Net investment income (loss)	7,292	15,010	2,660

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,576)	(1,231)	(130)
Investments in affiliates	— (a)	— (a)	(1)

Net realized gain (loss)	(5,576)	(1,231)	(131)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(28,084)	(6,214)	(1,411)
Investments in affiliates	— (a)	14	2

Change in net unrealized appreciation/depreciation	(28,084)	(6,200)	(1,409)

Net realized/unrealized gains (losses)	(33,660)	(7,431)	(1,540)

Change in net assets resulting from operations	$(26,368)	$7,579	$1,120

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,771	$21,883
Interest income from affiliates	—	— (a)
Dividend income from affiliates	43	593

Total investment income	7,814	22,476

EXPENSES:
Investment advisory fees	793	3,145
Administration fees	198	1,572
Distribution fees:
Class A	287	185
Class C	93	—
Service fees:
Class A	287	185
Class C	31	—
Class I	205	5,057
Custodian and accounting fees	77	216
Interest expense to affiliates	— (a)	8
Professional fees	24	60
Trustees’ and Chief Compliance Officer’s fees	14	23
Printing and mailing costs	15	25
Registration and filing fees	62	27
Transfer agency fees (See Note 2.I.)	10	14
Other	6	46

Total expenses	2,102	10,563

Less fees waived	(598)	(5,378)

Net expenses	1,504	5,185

Net investment income (loss)	6,310	17,291

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,050)	(6,147)
Investments in affiliates	10	(81)
Futures contracts	(760)	—

Net realized gain (loss)	(2,800)	(6,228)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(10,195)	(2,986)
Investments in affiliates	5	73
Futures contracts	255	—

Change in net unrealized appreciation/depreciation	(9,935)	(2,913)

Net realized/unrealized gains (losses)	(12,735)	(9,141)

Change in net assets resulting from operations	$(6,425)	$8,150

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,292	$9,327	$15,010	$30,983
Net realized gain (loss)	(5,576)	1,187	(1,231)	5,377
Change in net unrealized appreciation/depreciation	(28,084)	28,740	(6,200)	49,005

Change in net assets resulting from operations	(26,368)	39,254	7,579	85,365

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,483)	(3,137)	(369)	(652)
Class C	(462)	(644)	(20)	(41)
Class I	(4,277)	(5,749)	(5,601)	(12,180)
Class R6	(109)	(103)	(8,097)	(18,526)

Total distributions to shareholders	(7,331)	(9,633)	(14,087)	(31,399)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,413)	346,641	73,662	129,277

NET ASSETS:
Change in net assets	(35,112)	376,262	67,154	183,243
Beginning of period	534,756	158,494	1,661,367	1,478,124

End of period	$499,644	$534,756	$1,728,521	$1,661,367

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,660	$5,026	$6,310	$12,273
Net realized gain (loss)	(131)	(362)	(2,800)	(522)
Change in net unrealized appreciation/depreciation	(1,409)	11,661	(9,935)	33,879

Change in net assets resulting from operations	1,120	16,325	(6,425)	45,630

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(908)	(1,506)	(2,638)	(4,479)
Class C	(71)	(188)	(210)	(558)
Class I	(1,051)	(2,040)	(2,065)	(4,385)
Class R6	(654)	(1,287)	(1,423)	(2,816)

Total distributions to shareholders	(2,684)	(5,021)	(6,336)	(12,238)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	18,253	75,558	25,381	135,787

NET ASSETS:
Change in net assets	16,689	86,862	12,620	169,179
Beginning of period	285,420	198,558	551,778	382,599

End of period	$302,109	$285,420	$564,398	$551,778

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,291	$47,954
Net realized gain (loss)	(6,228)	(635)
Change in net unrealized appreciation/depreciation	(2,913)	17,937

Change in net assets resulting from operations	8,150	65,256

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(432)	(694)
Class I	(16,611)	(47,204)

Total distributions to shareholders	(17,043)	(47,898)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,329,340	1,051,707

NET ASSETS:
Change in net assets	1,320,447	1,069,065
Beginning of period	4,157,511	3,088,446

End of period	$5,477,958	$4,157,511

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$34,084	$157,088	$31,699	$32,090
Distributions reinvested	2,447	3,085	366	648
Cost of shares redeemed	(48,411)	(18,889)	(13,747)	(14,332)

Change in net assets resulting from Class A capital transactions	$(11,880)	$141,284	$18,318	$18,406

Class C
Proceeds from shares issued	$9,707	$22,062	$2,557	$2,099
Distributions reinvested	452	619	19	34
Cost of shares redeemed	(8,774)	(5,415)	(1,964)	(2,564)

Change in net assets resulting from Class C capital transactions	$1,385	$17,266	$612	$(431)

Class I
Proceeds from shares issued	$113,181	$221,490	$313,068	$310,487
Distributions reinvested	4,247	5,733	5,456	11,873
Cost of shares redeemed	(122,252)	(43,564)	(210,375)	(275,025)

Change in net assets resulting from Class I capital transactions	$(4,824)	$183,659	$108,149	$47,335

Class R6
Proceeds from shares issued	$15,831	$5,577	$75,064	$300,185
Distributions reinvested	109	102	8,015	18,420
Cost of shares redeemed	(2,034)	(1,247)	(136,496)	(254,638)

Change in net assets resulting from Class R6 capital transactions	$13,906	$4,432	$(53,417)	$63,967

Total change in net assets resulting from capital transactions	$(1,413)	$346,641	$73,662	$129,277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	3,115	13,674	2,949	3,003
Reinvested	227	268	34	60
Redeemed	(4,522)	(1,633)	(1,292)	(1,341)

Change in Class A Shares	(1,180)	12,309	1,691	1,722

Class C
Issued	902	1,928	240	194
Reinvested	42	54	2	3
Redeemed	(815)	(473)	(182)	(238)

Change in Class C Shares	129	1,509	60	(41)

Class I
Issued	10,626	19,345	28,908	28,928
Reinvested	394	498	506	1,106
Redeemed	(11,322)	(3,786)	(19,585)	(25,587)

Change in Class I Shares	(302)	16,057	9,829	4,447

Class R6
Issued	1,431	485	6,991	27,999
Reinvested	10	9	744	1,717
Redeemed	(187)	(109)	(12,761)	(23,752)

Change in Class R6 Shares	1,254	385	(5,026)	5,964

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$28,610	$44,590	$61,013	$122,167
Distributions reinvested	895	1,476	2,578	4,347
Cost of shares redeemed	(10,672)	(12,912)	(35,423)	(40,378)

Change in net assets resulting from Class A capital transactions	$18,833	$33,154	$28,168	$86,136

Class C
Proceeds from shares issued	$1,702	$4,262	$2,009	$6,842
Distributions reinvested	69	176	203	539
Cost of shares redeemed	(2,890)	(5,022)	(4,477)	(10,107)

Change in net assets resulting from Class C capital transactions	$(1,119)	$(584)	$(2,265)	$(2,726)

Class I
Proceeds from shares issued	$28,526	$49,981	$39,167	$56,040
Distributions reinvested	1,026	1,971	1,895	4,060
Cost of shares redeemed	(34,695)	(15,978)	(45,742)	(29,103)

Change in net assets resulting from Class I capital transactions	$(5,143)	$35,974	$(4,680)	$30,997

Class R6
Proceeds from shares issued	$8,680	$14,651	$24,749	$37,282
Distributions reinvested	643	1,269	1,422	2,816
Cost of shares redeemed	(3,641)	(8,906)	(22,013)	(18,718)

Change in net assets resulting from Class R6 capital transactions	$5,682	$7,014	$4,158	$21,380

Total change in net assets resulting from capital transactions	$18,253	$75,558	$25,381	$135,787

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	2,894	4,540	4,980	9,980
Reinvested	91	151	211	355
Redeemed	(1,090)	(1,318)	(2,946)	(3,309)

Change in Class A Shares	1,895	3,373	2,245	7,026

Class C
Issued	173	441	166	565
Reinvested	7	18	17	45
Redeemed	(299)	(518)	(376)	(835)

Change in Class C Shares	(119)	(59)	(193)	(225)

Class I
Issued	2,921	5,130	3,211	4,611
Reinvested	105	202	156	334
Redeemed	(3,607)	(1,639)	(3,851)	(2,400)

Change in Class I Shares	(581)	3,693	(484)	2,545

Class R6
Issued	877	1,508	2,038	3,067
Reinvested	65	131	117	231
Redeemed	(377)	(920)	(1,855)	(1,547)

Change in Class R6 Shares	565	719	300	1,751

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$210,297	$117,084
Distributions reinvested	432	694
Cost of shares redeemed	(124,160)	(78,616)

Change in net assets resulting from Class A capital transactions	$86,569	$39,162

Class I
Proceeds from shares issued	$4,012,017	$3,458,713
Distributions reinvested	16,610	47,013
Cost of shares redeemed	(2,785,856)	(2,493,181)

Change in net assets resulting from Class I capital transactions	$1,242,771	$1,012,545

Total change in net assets resulting from capital transactions	$1,329,340	$1,051,707

SHARE TRANSACTIONS:
Class A
Issued	20,923	11,622
Reinvested	43	69
Redeemed	(12,379)	(7,822)

Change in Class A Shares	8,587	3,869

Class I
Issued	399,190	344,011
Reinvested	1,656	4,680
Redeemed	(277,954)	(248,088)

Change in Class I Shares	122,892	100,603

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$11.93	$0.17	$(0.76)	$(0.59)	$(0.17)	$—	$(0.17)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2020 (Unaudited)	11.90	0.14	(0.75)	(0.61)	(0.14)	—	(0.14)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—	(0.24)

Class I
Six Months Ended August 31, 2020 (Unaudited)	11.93	0.17	(0.76)	(0.59)	(0.17)	—	(0.17)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—	(0.30)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	11.93	0.18	(0.76)	(0.58)	(0.18)	—	(0.18)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.17	(4.90)%	$169,070	0.64%	3.05%	1.01%	19%
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16
10.99	2.32	48,716	0.65	2.61	1.18	19

11.15	(5.07)	36,667	1.14	2.55	1.51	19
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19

11.17	(4.85)	274,219	0.54	3.15	0.76	19
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19

11.17	(4.81)	19,688	0.44	3.20	0.51	19
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.86	$0.07	$(0.03)	$0.04	$(0.07)	$—	$(0.07)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)

Class C
Six Months Ended August 31, 2020 (Unaudited)	10.96	0.05	(0.04)	0.01	(0.04)	—	(0.04)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.92	0.10	(0.04)	0.06	(0.09)	—	(0.09)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	10.91	0.10	(0.03)	0.07	(0.10)	—	(0.10)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.83	0.37%	$71,587	0.69%	1.36%	0.87%	12%
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39

10.93	0.11	4,955	1.19	0.87	1.38	12
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39

10.89	0.59	747,249	0.24	1.81	0.60	12
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39

10.88	0.61	904,730	0.19	1.88	0.36	12
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.02	$0.09		$(0.03)	$0.06	$(0.09)	$—	$(0.09)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25		0.08	0.33	(0.26)	(0.08)	(0.34)

Class C
Six Months Ended August 31, 2020 (Unaudited)	9.92	0.06		(0.03)	0.03	(0.06)	—	(0.06)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19		0.07	0.26	(0.20)	(0.08)	(0.28)

Class I
Six Months Ended August 31, 2020 (Unaudited)	9.95	0.10		(0.04)	0.06	(0.10)	—	(0.10)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28		0.07	0.35	(0.28)	(0.08)	(0.36)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	9.94	0.10		(0.03)	0.07	(0.10)	—	(0.10)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.99	0.58%	$115,463	0.69%	1.72%		0.97%	12%
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15
10.10	3.26	73,120	0.82	2.52		0.97	22

9.89	0.30	11,659	1.24	1.19		1.47	12
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15
10.00	2.61	15,950	1.39	1.95		1.48	22

9.91	0.61	108,647	0.44	1.98		0.72	12
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15
10.03	3.56	245,864	0.57	2.77		0.70	22

9.91	0.76	66,340	0.34	2.08		0.47	12
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$12.66	$0.14	$(0.24)	$(0.10)	$(0.14)	$—	$(0.14)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	—	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28	(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	— (f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)

Class C
Six Months Ended August 31, 2020 (Unaudited)	12.55	0.10	(0.24)	(0.14)	(0.10)	—	(0.10)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20	(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)	(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)

Class I
Six Months Ended August 31, 2020 (Unaudited)	12.61	0.15	(0.25)	(0.10)	(0.15)	—	(0.15)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31	(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02	(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47	(0.49)	(0.10)	(0.59)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	12.60	0.16	(0.24)	(0.08)	(0.16)	—	(0.16)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.42	(0.76)%	$255,242	0.66%	2.28%	0.95%	17%
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94

12.31	(1.06)	24,062	1.24	1.71	1.46	17
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94

12.36	(0.74)	168,187	0.45	2.50	0.70	17
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94

12.36	(0.63)	116,907	0.40	2.55	0.45	17
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.08	$0.03	$—	(f)(g)	$0.03	$(0.04)
Year Ended February 29, 2020	10.03	0.12	0.06		0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13	—	(f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07	(0.02)		0.05	(0.06)
May 31, 2016 (i) through February 28, 2017	10.00	0.06	(0.01)		0.05	(0.03)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.07	0.04	0.01	(g)	0.05	(0.05)
Year Ended February 29, 2020	10.02	0.14	0.05		0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14	0.02		0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09	(0.03)		0.06	(0.08)
May 31, 2016 (i) through February 28, 2017	10.00	0.06	—	(f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to rounding.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.07	0.25%	$193,026	0.44%		0.57%		0.74%		66%
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(h)	0.67	(h)	0.85	(h)	71
10.02	0.52	519	0.44	(h)	0.81	(h)	2.56	(h)	80

10.07	0.45	5,284,932	0.24		0.83		0.49		66
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(h)	0.90	(h)	0.56	(h)	71
10.02	0.65	31,656	0.27	(h)	0.74	(h)	2.00	(h)	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund(1)	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

(1)	Effective September 15, 2020, JPMorgan Municipal Income Fund changed its name to JPMorgan Sustainable Municipal Income Fund.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts

128	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	485,416	—		485,416
Short-Term Investments
Investment Companies	17,242	—	—		17,242

Total Investments in Securities	$17,242	$485,416	$—	(a)	$502,658

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$116	$—	$116
Municipal Bonds	—	1,562,287	—	1,562,287
Short-Term Investments
Investment Companies	186,193	—	—	186,193

Total Investments in Securities	$186,193	$1,562,403	$—	$1,748,596

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,300	$—	$1,300
Alaska	—	664	—	664
Arizona	—	4,906	—	4,906
California	—	8,589	—	8,589
Colorado	—	9,520	5	9,525
Connecticut	—	10,733	—	10,733
Delaware	—	2,767	—	2,767
District of Columbia	—	10,250	—	10,250
Florida	—	23,264	—	23,264
Georgia	—	3,117	—	3,117
Guam	—	757	—	757
Illinois	—	10,281	—	10,281
Indiana	—	9,963	—	9,963
Iowa	—	3,004	—	3,004
Kentucky	—	2,337	—	2,337
Louisiana	—	875	—	875
Maine	—	2,498	—	2,498
Maryland	—	3,178	—	3,178
Massachusetts	—	20,647	—	20,647
Michigan	—	2,466	—	2,466
Minnesota	—	5,880	—	5,880
Mississippi	—	1,628	—	1,628
Missouri	—	4,650	—	4,650
Nebraska	—	1,975	—	1,975
Nevada	—	1,411	—	1,411
New Hampshire	—	5,393	—	5,393
New Jersey	—	10,955	—	10,955
New Mexico	—	1,328	—	1,328
New York	—	13,783	—	13,783
North Carolina	—	2,996	—	2,996
North Dakota	—	2,644	—	2,644
Ohio	—	13,348	—	13,348
Oklahoma	—	202	—	202
Oregon	—	273	—	273
Pennsylvania	—	16,540	—	16,540
South Carolina	—	2,246	—	2,246
South Dakota	—	3,369	—	3,369
Tennessee	—	2,584	—	2,584
Texas	—	20,595	—	20,595
Utah	—	8,080	—	8,080
Vermont	—	6,126	—	6,126
Washington	—	13,093	—	13,093
Wisconsin	—	9,135	—	9,135
Wyoming	—	828	—	828

Total Municipal Bonds	—	280,178	5	280,183

Short-Term Investments
Investment Companies	21,512	—	—	21,512

Total Investments in Securities	$21,512	$280,178	$5	$301,695

130	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$544,544	$—	$544,544
Short-Term Investments
Investment Companies	15,282	—	—	15,282

Total Investments in Securities	$15,282	$544,544	$—	$559,826

Depreciation in Other Financial Instruments
Futures Contracts	$(4)	$—	$—	$(4)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,097,481	$—	$5,097,481
U.S. Treasury Obligations	—	101,457	—	101,457
Short-Term Investments
Investment Companies	713,414	—	—	713,414

Total Investments in Securities	$713,414	$5,198,938	$—	$5,912,352

(a)	Value is zero.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — High Yield Municipal Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

At August 31, 2020, the Fund did not have any loan assignments.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds had when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2020 are detailed on the SOIs.

E. Securities Lending —The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the six months ended August 31, 2020.

F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the tables below are in thousands.

High Yield Municipal Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$44,883	$126,509	$154,150	$—	(c)	$—	(c)	$17,242	17,230	$48	$—

132	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Short-Intermediate Municipal Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$48,403	$541,106	$403,330	$—	(c)	$14	$186,193	186,063	$105	$—

Sustainable Municipal Income Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$13,683	$57,697	$49,869	$(1)	$2	$21,512	21,497	$18	$—

Tax Free Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$27,433	$124,120	$136,286	$10	$5	$15,282	15,271	$43	$—

Ultra-Short Municipal Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$50,592	$4,532,928	$3,870,098	$(81)	$73	$713,414	712,915	$593	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2020.
(c)	Amount rounds to less than one thousand.

G. Futures Contracts — Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2020 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$11,309
Ending Notional Balance Short	6,680

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2020 are as follows (amounts in thousands):

	Class A		Class C		Class I	Class R6		Total
High Yield Municipal Fund
Transfer agency fees	$2		$—	(a)	$2	$—	(a)	$4

Short-Intermediate Municipal Bond Fund
Transfer agency fees	5		1		3	3		12

Sustainable Municipal Income Fund
Transfer agency fees	2		—	(a)	1	—	(a)	3

Tax Free Bond Fund
Transfer agency fees	7		1		2	—	(a)	10

Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a		14	n/a		14

(a)	Amount rounds to less than one thousand.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net

134	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal Fund	0.35%
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2020, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Class I Shares and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
High Yield Municipal Fund	$5	$2
Short-Intermediate Municipal Bond Fund	4	—
Sustainable Municipal Income Fund	2	—
Tax Free Bond Fund	8	2
Ultra-Short Municipal Fund	1	—

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
High Yield Municipal Fund	0.25%	0.25%	0.25%
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
High Yield Municipal Fund	0.65%	1.15%	0.55%	0.45%
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2020 and are in place until at least June 30, 2021. For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
High Yield Municipal Fund	$93	$62	$451	$606	$51
Short-Intermediate Municipal Bond Fund	766	511	659	1,936	1
Sustainable Municipal Income Fund	102	68	164	334	—
Tax Free Bond Fund	80	53	455	588	—
Ultra-Short Municipal Fund	3,145	1,572	449	5,166	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2020 were as follows (amounts in thousands):

High Yield Municipal Fund	$11
Short-Intermediate Municipal Bond Fund	40
Sustainable Municipal Income Fund	7
Tax Free Bond Fund	10
Ultra-Short Municipal Fund	212

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal Fund	$97,363	$86,917	$—	$—
Short-Intermediate Municipal Bond Fund	190,102	275,573	—	—
Sustainable Municipal Income Fund	40,203	32,650	—	—
Tax Free Bond Fund	114,367	89,474	—	—
Ultra-Short Municipal Fund	2,787,489	2,343,502	100,930	—

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$499,582	$13,447	$10,371	$3,076
Short-Intermediate Municipal Bond Fund	1,688,182	63,208	2,794	60,414
Sustainable Municipal Income Fund	287,918	14,304	527	13,777
Tax Free Bond Fund	523,178	37,907	1,263	36,644
Ultra-Short Municipal Fund	5,894,682	20,743	3,073	17,670

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Sustainable Municipal Income Fund	$11	$327
Short-Intermediate Municipal Bond Fund	10,296	1,209
Tax Free Bond Fund	4,612	3,864
Ultra-Short Municipal Fund	554	351

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2020, the Funds deferred to March 1, 2020 the following net capital losses and specified ordinary losses of (amounts in thousands):

	Net Capital Losses (Gains)
	Short-Term	Long-Term
Sustainable Municipal Income Fund	$7	$129
Tax Free Bond Fund	108	275
Ultra-Short Municipal Fund	93	(11)

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Municipal Fund	$159	$221
Short-Intermediate Municipal Bond Fund	4,157	—

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2020.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/ or Non-Affiliated Omnibus Accounts	% of the Fund
High Yield Municipal Fund	1	15.7%	4	50.2%
Short-Intermediate Municipal Bond Fund	1	81.6	—	—
Sustainable Municipal Income Fund	1	50.2	2	28.8
Tax Free Bond Fund	1	50.6	1	20.9
Ultra-Short Municipal Fund	1	90.0	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

138	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	139

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Municipal Fund
Class A
Actual	$1,000.00	$951.00	$3.15	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	949.30	5.60	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	951.50	2.66	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	951.90	2.16	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,003.70	3.48	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,001.10	6.00	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class I
Actual	1,000.00	1,005.90	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class R6
Actual	1,000.00	1,006.10	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19

140	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Actual	$1,000.00	$1,005.80	$3.49	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,003.00	6.26	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	1,006.10	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,007.60	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	992.40	3.31	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	989.40	6.22	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	992.60	2.26	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	993.70	2.01	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,002.50	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I
Actual	1,000.00	1,004.50	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	141

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the

Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	143

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior /Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the High Yield Municipal Fund and Ultra-Short Municipal Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by

Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the High Yield Municipal Fund’s performance for Class A shares was in the first, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth, and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including changes to the investment strategy that went into effect on November 1, 2018, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser

144	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the fifth, fourth and fourth quintiles based upon the Peer Group, for the one-, three, and five-year periods ended December 31, 2019, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class I shares was in the fourth quintile based upon the Peer Group, for each of the one-, three-, and five-year periods ended December 31, 2019, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the third, fourth and fifth quintiles based upon the Peer Group, for the one-, three-, and five-year periods ended December 31, 2019, respectively, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Universe, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the fourth quintile based upon the Peer Group, for each of the one-, three, and five-year periods ended December 31, 2019, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The

Trustees noted that the performance for Class I shares was in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the fourth and fifth quintiles based upon the Peer Group, for the one- and three-year periods ended December 31, 2019, respectively, and in the fifth quintile based upon the Universe, for each of the one- and three-year periods ended December 31, 2019. The Trustees notes that the performance for Class I shares was in the fourth quintile based upon the Universe, for the one- and three-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	145

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the High Yield Municipal Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Income Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and actual total expenses for Class I shares were in the first and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile, and the actual total expenses for Class I shares were in the second quintile based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile for both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-MUNIBOND-820

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2020